UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 to September 30, 2013

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
LONG INVESTMENTS - 97.9%
COMMON STOCKS - 33.3%
Consumer Discretionary - 8.5%
ALCO Stores, Inc. †	2,460	$34,317
Ark Restaurants Corp.	61,172	1,310,304
Belo Corp., Class A	378,662	5,187,669
Brookfield Residential Properties, Inc. (Canada) †(a)	31,800	732,036
Caesars Entertainment Corp. (2)†	79,500	1,566,945
China Century Dragon Media, Inc. (3)†(b)	150,272	20
China Networks International Holdings Ltd. (3)†(b)	2,287,278	13,724
Comcast Corp., Class A	597,966	25,933,786
Cooper Tire & Rubber Co.	557,450	17,169,460
CST Brands, Inc.	443,265	13,209,297
Discovery Communications, Inc., Class C †(a)	392,922	30,695,067
Five Below, Inc. †	132,500	5,796,875
Groupe Fnac (France) (2)†	103,830	2,770,808
Kabel Deutschland Holding AG (Germany) (2)†	113,187	13,306,565
Liberty Global PLC, Class C (United Kingdom) †	116,207	8,765,494
Maidenform Brands, Inc. †	22,676	532,659
Murphy USA, Inc. †	186,298	7,524,576
National CineMedia, Inc.	19,934	375,955
News Corp., Class A †	238,349	3,827,885
OfficeMax, Inc.	170,378	2,179,135
Omnicom Group, Inc.	169,811	10,772,810
Penn National Gaming, Inc. †	135,397	7,495,578
RG Barry Corp.	38,765	733,046
rue21 inc †	339,609	13,699,827
Saks, Inc. (2)†	117,862	1,878,720
School Specialty, Inc. (3)†(b)	9,166	733,280
SHFL Entertainment, Inc. †	441,953	10,164,919
Stewart Enterprises, Inc., Class A (2)	1,244,322	16,350,391
Twenty-First Century Fox, Inc.	316,104	10,589,484
WMS Industries, Inc. †	810,620	21,035,589

		234,386,221

Consumer Staples - 0.6%
Chefs’ Warehouse, Inc./The †	27,650	638,715
Hain Celestial Group, Inc./The †	128,753	9,929,431
Harris Teeter Supermarkets, Inc.	82,671	4,066,587
Nash Finch Co.	30,318	800,698

	SHARES	VALUE (Note 3)
Consumer Staples - 0.6% (continued)
Neptune Technologies & Bioressources, Inc. (Canada) (3)†(b)	6,407	$7

		15,435,438

Energy - 1.0%
Bonnett’s Energy Corp. (Canada)	2,511	17,040
Crimson Exploration, Inc. †	333,580	1,004,076
Emerald Oil, Inc. †	159,580	1,147,380
Gulf United Energy, Inc. †	1,959,798	4,507
Integrated Drilling Equipment Holdings Corp. (3)†(b)	74,362	185,905
Mission NewEnergy Ltd. (Australia) †	20,132	483
Novus Energy, Inc. (Canada) †	442,093	482,845
Petrominerales Ltd. (Canada)	241,633	2,744,630
Platino Energy Corp. (Canada) †	116,714	90,647
Sanchez Energy Corp. †	64,032	1,691,085
TriOil Resources Ltd. (Canada) †	541,011	1,470,638
Uranium One, Inc. (Canada) †	6,371,548	17,629,156
Verenium Corp. †	382,043	1,516,711

		27,985,103

Financials - 11.8%
Altisource Residential Corp.	39,500	907,710
American Safety Insurance Holdings Ltd. (Bermuda) †	14,661	442,762
Andina Acquisition Corp. †	415,800	4,166,316
Aquasition Corp. (United Kingdom) (3)†(a)(b)	850,000	8,559,500
BGS Acquisition Corp. (Argentina) (2)†	671,160	6,711,600
Brookfield Asset Management, Inc., Class A (Canada)	176,351	6,595,527
CapitalSource, Inc.	186,602	2,216,832
Capitol Acquisition Corp. II †	1,440,000	14,472,000
CapLease, Inc. REIT	1,734,101	14,722,517
Chart Acquisition Corp. (2)†	1,268,625	14,601,874
Chatham Lodging Trust REIT	15,800	282,188
Chemical Financial Corp.	22,509	628,451
China VantagePoint Acquisition Co. (3)†(b)	1,990	—
Cis Acquisition Ltd. (Russian Federation) †(a)	850,000	8,789,000
CNO Financial Group, Inc.	1,401	20,174
Collabrium Japan Acquisition Corp. (United Kingdom) (3)†(b)	595,000	5,682,250
Colonial Properties Trust REIT	328,295	7,383,355
CommonWealth REIT REIT	330,754	7,246,820
Eastern Insurance Holdings, Inc. (2)	1,617	39,471
Firstbank Corp./Alma MI	6,369	124,004

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 11.8% (continued)
FlatWorld Acquisition Corp. (Virgin Islands, British) (3)†(a)(b)	219,450	$—
HF2 Financial Management, Inc. (2)†	1,309,420	13,329,896
Hudson City Bancorp, Inc.	5,981,078	54,128,756
Hyde Park Acquisition Corp. II †	1,195,400	11,894,230
Infinity Cross Border Acquisition Corp. (Israel) †	287,100	2,242,251
Jovian Capital Corp. (Canada) (2)	285,373	2,828,657
Kennedy-Wilson Holdings, Inc.	36,175	671,408
L&L Acquisition Corp. (3)†(b)	306,000	—
MedWorth Acquisition Corp. †	661,925	5,321,877
MPG Office Trust, Inc. REIT (2)†	1,654,174	5,177,565
Neptune Tech, Inc. (Canada) (3)†(b)	3,203	6
New Residential Investment Corp. REIT	951,722	6,300,400
Newcastle Investment Corp. REIT	1,131,338	6,358,120
NYSE Euronext	1,071,507	44,981,864
Patriot National Bank (3)†(b)	2,000,000	1,358,320
Prime Acquisition Corp. (China) †	423,935	4,646,328
PVF Capital Corp. †	739,845	3,048,161
Quinpario Acquisition Corp. †	1,933,070	19,736,645
Regional Management Corp. †	15,800	502,440
ROI Acquisition Corp. II †	882,000	8,872,920
Roma Financial Corp. †	126,332	2,348,512
Santa Monica Media Corp. ADR (3)†(b)	15,377	—
Silver Eagle Acquisition Corp. †	1,971,250	20,008,188
Sterling Bancorp/NY	191,663	2,631,533
Sterling Financial Corp./WA	64,708	1,853,884
Summit Hotel Properties, Inc. REIT	285	2,619
Taylor Capital Group, Inc. †	53	1,174
Thomas Properties Group, Inc.	10,205	68,578
Tower Financial Corp.	76,388	1,774,493
Virtus Investment Partners, Inc. †	8,810	1,432,858

		325,114,034

Health Care - 5.4%
Access Pharmaceuticals, Inc. †(a)	228,024	102,611
AdCare Health Systems, Inc. †(a)	47,951	194,201
American Surgical Holdings, Inc. (3)†(b)	15,747	—
Astex Pharmaceuticals, Inc. †	523	4,435
Authentidate Holding Corp. †	619,389	551,256
China Medical Technologies, Inc. ADR (China) (3)†(a)(b)	4,931	49
CML HealthCare, Inc. (Canada)	1,050,114	10,949,201

	SHARES	VALUE (Note 3)
Health Care - 5.4% (continued)
Cornerstone Therapeutics, Inc. †	63,705	$599,464
Covidien PLC (Ireland)	236,691	14,423,949
Elan Corp. PLC ADR (Ireland) †	1,632,526	25,434,755
Forest Laboratories, Inc. (3)†(b)	335,833	319,041
Greenway Medical Technologies †	74,407	1,536,505
Health Management Associates, Inc., Class A †	1,536,567	19,668,058
Hi-Tech Pharmacal Co., Inc.	84,545	3,648,117
Idera Pharmaceuticals, Inc. †	177,750	309,285
InspireMD, Inc. †	18,188	42,378
Life Technologies Corp. †	289,455	21,659,918
MAKO Surgical Corp. †	107,358	3,168,135
Mallinckrodt PLC (Ireland) †	319,919	14,105,229
Nanosphere, Inc. †	199,929	399,858
NeoStem, Inc. †	32,400	277,020
Onyx Pharmaceuticals, Inc. †	55,749	6,950,228
Optimer Pharmaceuticals, Inc. †	207,000	2,608,200
Provectus Pharmaceuticals, Inc. (2)†	224,341	172,743
RXi Pharmaceuticals Corp. †	3,161	11,063
Sagent Pharmaceuticals, Inc. †	10,278	209,671
Sunshine Heart, Inc. (Australia) †	39,500	457,410
Synageva BioPharma Corp. †	26,500	1,677,715
Theragenics Corp. (2)†	54,398	118,588
Transcept Pharmaceuticals, Inc. †	19,472	61,921
Vanguard Health Systems, Inc. †	104,095	2,187,036
Warner Chilcott PLC, Class A (Ireland)	707,344	16,162,810

		148,010,850

Industrials - 0.8%
Allied Defense Group, Inc./The (3)†(b)	190,011	598,535
Baltic Trading Ltd.	39,500	193,155
Flow International Corp. †	274,412	1,094,904
Global Brass & Copper Holdings, Inc. †	11,850	207,849
Grupo Aeroportuario del Centro Norte Sab de CV (Mexico) †	5,300	17,634
Kratos Defense & Security Solutions, Inc. †	67,232	556,681
Michael Baker Corp. (2)	71,301	2,885,551
National Technical Systems, Inc. †	619,456	14,154,570
Pingtan Marine Enterprise Ltd. (China) †	829,474	1,683,832
Premier Alliance Group, Inc. †	91,767	57,813
Sapphire Industry Corp. (3)†(b)	25,025	—

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Industrials - 0.8% (continued)
TriMas Corp. †	28,251	$1,053,762

		22,504,286

Information Technology - 4.2%
Active Network, Inc./The †	193,268	2,765,665
Analysts International Corp. †	8,138	52,409
Anaren, Inc. †(a)	20,453	521,551
Blackberry Ltd. (Canada) †	404,707	3,217,421
Compuware Corp.	448,853	5,027,154
Comverse, Inc. (2)†(a)	225,648	7,209,454
Dell, Inc.	1,489,028	20,503,915
EVERTEC, Inc. (Puerto Rico)	51,460	1,142,927
FleetMatics Group PLC (Ireland) †	87,450	3,283,747
Globecomm Systems, Inc. †	662,122	9,289,572
JetPay Corp. †	126,160	420,113
JinkoSolar Holding Co., Ltd. ADR (China) †	276,500	6,235,075
Leidos Holdings, Inc.	235,203	10,706,418
Lender Processing Services, Inc.	590,266	19,638,150
Marketo, Inc. †	33,629	1,072,092
Molex, Inc.	27,847	1,072,666
Molex, Inc., Class A	181,763	6,957,888
Official Payments Holdings, Inc. †	225,520	1,876,326
Orckit Communications Ltd. (Israel) †	15,174	2,692
PLX Technology, Inc. †	64,744	389,759
Science Applications International Corp. †	134,401	4,536,047
Shutterstock, Inc. †	34,450	2,505,204
SinoHub, Inc. (China) (3)†(b)	190,038	1,900
Sourcefire, Inc. †	5,290	401,617
SouthPeak Interactive Corp. (3)†(b)	1,500,000	6,150
Stonesoft OYJ (Finland) (2)†	57,674	347,713
Telestone Technologies Corp. (China) †(c)	115,818	45,285
Textura Corp. †	39,750	1,712,430
Transwitch Corp. †	201,679	52,436
United Online, Inc.	302,353	2,412,777
Volterra Semiconductor Corp. †	91,857	2,112,711

		115,519,264

Materials - 0.3%
Ainsworth Lumber Co., Ltd. (Canada) †	1,624,682	6,246,047
Cereplast, Inc. †	258,156	3,356
China GengSheng Minerals, Inc. (China) †	33,531	5,700

	SHARES	VALUE (Note 3)
Materials - 0.3% (continued)
Edgewater Exploration Ltd. (Canada) (2)†	417,850	$68,962
Energy Fuels, Inc. (Canada) †	720,000	111,839
Lion One Metals Ltd. (Canada) †	740,315	273,113
Mines Management, Inc. †	16,120	9,060
RTI International Metals, Inc. †	64,856	2,077,986
Southern Arc Minerals, Inc. (Canada) †	248,481	21,711
Zoltek Cos., Inc. †	1,539	25,686

		8,843,460

Telecommunication Services - 0.4%
Cleveland Unlimited ADR (3)†(b)	1	620,359
Koninklijke KPN NV (Netherlands) (2)†	2,225,148	7,085,106
Sprint Corp. †	554,399	3,442,818
Telephone & Data Systems, Inc.	42,940	1,268,877
XO holdings, Inc. O Shares (3)†(b)	1,366,340	—

		12,417,160

Utilities - 0.3%
NV Energy, Inc.	407,381	9,618,265

TOTAL COMMON STOCKS (cost $892,334,497)		919,834,081

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

			SHARES	VALUE (Note 3)
CONVERTIBLE PREFERRED STOCKS - 2.4%
Consumer Discretionary - 0.8%
Sealy Corp., $25.00 par, 8.000% , 07/15/16 (3)†(b)(d)			299,636	$23,671,244

Consumer Staples - 0.0%(e)
Universal Corp., Perpetual Preferred Stock, $1,000.00 par, 6.750% , 03/15/18 †(f)			700	819,000

Energy - 0.8%
Nabors Completion & Production Services Co., Perpetual Preferred Stock, Series A, $1,000.00 par, 4.000% , 12/31/49 (3)†(b)(f)			1,169	1,087,170
Sanchez Energy Corp., Perpetual Preferred Stock, Series A 144A, $50.00 par, 4.875%, 12/31/49 (2)†(f)(g)			313,300	20,109,944

				21,197,114

Financials - 0.1%
iStar Financial, Inc., Perpetual Preferred Stock, Series J, $50.00 par, 4.500% , 03/15/18 (2)†(f)			50,625	2,803,612

Industrials - 0.1%
Genesee & Wyoming, Inc., $100.00 par, 5.000%, 10/01/15 †			13,325	1,683,347
Timberjack Corp. ADR, $188,000.00 par, 8.000%, 09/30/13 (3)†(b)			188,000	28,819

				1,712,166

Utilities - 0.6%
Dominion Resources, Inc., Series A, $49.00 par, 6.125% , 04/01/16			43,525	2,321,624
Dominion Resources, Inc., Series B, $49.00 par, 6.000%, 07/01/16 †			53,325	2,850,221
NextEra Energy, Inc., $50.00 par, 5.799%, 09/01/16 †			214,175	10,366,070

				15,537,915

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $62,705,100)				65,741,051

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
CORPORATE BONDS - 11.0%
Communications - 0.3%
Interactive Network, Inc./FriendFinder Networks, Inc. (2)(h)	14.000%	09/30/13	$775	736,380
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(g)(h)	11.500%	04/30/14	3,071	767,864
WCP Wireless Site Funding/WCP Wireless Site RE Funding/WCP Wireless Site Non 144A (2)(g)	6.829%	11/15/15	3,325	3,531,715
WCP Wireless Site Funding/WCP Wireless Site RE Funding/WCP Wireless Site Non 144A (2)(g)	9.247%	11/15/15	3,000	3,135,603

				8,171,562

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Consumer Discretionary - 2.8%
American Axle & Manufacturing, Inc. (2)	6.250%	03/15/21	$1,525	$1,570,750
Baker & Taylor Acquisitions Corp. 144A (2)(g)	15.000%	04/01/17	3,250	2,583,750
Brookstone Co., Inc. 144A (2)(g)	13.000%	10/15/14	516	408,930
Caesars Entertainment Operating Co., Inc. (2)(a)	5.375%	12/15/13	4,975	4,937,687
Clear Channel Communications, Inc. (2)(a)	4.900%	05/15/15	4,100	3,843,750
Dex Media West, Inc. (2)	0.000%	12/30/16	1,713	1,422,396
Empire Today LLC/Empire Today Finance Corp. 144A (2)(g)	11.375%	02/01/17	3,250	2,636,562
Exide Technologies (3)(b)	9.000%	10/09/14	3,504	3,504,409
Exide Technologies (2)(h)	8.625%	02/01/18	12,425	9,008,125
Icahn Enterprises LP / Icahn Enterprises Finance Corp. (2)	7.750%	01/15/16	16,875	17,423,438
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (2)	8.000%	01/15/18	4,530	4,745,175
IDQ Holdings, Inc. 144A (2)(g)	11.500%	04/01/17	4,325	4,660,187
JC Penney Corp., Inc., Series A MTN (2)	6.875%	10/15/15	4,650	4,231,500
Landry’s, Inc. 144A (2)(g)	9.375%	05/01/20	7,356	7,760,580
Pegasus Solutions, Inc. 144A (3)(b)(g)(i)	13.000%	04/15/14	4,030	3,747,490
RH Donnelley, Inc. (2)	2245.827%	10/24/14	1,969	1,431,438
RH Donnelley, Inc. (2)	6.264%	10/24/14	1,852	1,346,781
Roust Trading Ltd., Series AI (Bermuda) (2)(j)	10.000%	05/31/16	749	613,797
Wendy’s International, Inc. (2)	6.200%	06/15/14	1,525	1,566,938

				77,443,683

Consumer Staples - 0.3%
North Atlantic Trading Co. 144A (2)(g)(i)	19.000%	01/15/17	2,163	2,401,152
North Atlantic Trading Co. 144A (2)(g)	11.500%	07/15/16	5,625	6,032,812

				8,433,964

Energy - 2.8%
ATP Oil & Gas Corp. (2)(h)	11.875%	05/01/15	4,025	25,156
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (3)(a)(b)	13.750%	12/01/15	5,800	5,568,000
Copano Energy LLC/Copano Energy Finance Corp. (2)	7.125%	04/01/21	373	427,084
EOAL Cyprus Holdings Ltd. (3)(b)	20.000%	06/22/14	243	3,649
EOAL Cyprus Holdings Ltd. (3)(b)	20.000%	06/22/14	157	2,348
EOAL Cyprus Holdings Ltd. (3)(b)	0.200%	06/22/14	238	2,385
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)(h)	15.000%	07/15/15	4,100	41
Global Rig Co. ASA (Norway) (3)(b)	13.000%	06/09/15	3,008	3,181,311
Golden Close Maritime Corp. Ltd. MTN (Bermuda) (3)(b)	11.000%	12/09/15	2,319	2,446,654
Green Field Energy Services, Inc. 144A (2)(g)(h)	13.250%	11/15/16	2,073	1,865,700

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Energy - 2.8% (continued)
Harvest Natural Resources, Inc., Series AI (2)	11.000%	10/11/14		$5,975	$5,258,000
InterOil Exploration and Production ASA (Norway) (3)(b)	15.000%	03/14/16	NOK	6,500	1,097,160
IronGate Energy Services LLC 144A (3)(b)(g)	11.000%	07/01/18		$6,200	6,138,000
Oil States International, Inc. 144A (2)(g)	5.125%	01/15/23		20,150	22,064,250
Panoro Energy ASA 144A (Norway) (3)(b)(g)	12.000%	11/15/18		2,070	2,194,200
Plains Exploration & Production Co. (2)	6.875%	02/15/23		7,775	8,338,688
Ship Finance International Ltd. 144A (Bermuda) (3)(b)(g)(k)	5.670%	04/07/14	NOK	51,000	8,481,271
Sidewinder Drilling, Inc. 144A (2)(a)(g)	9.750%	11/15/19		$3,750	3,637,500
Songa Offshore (Cyprus) (3)(b)(k)	9.610%	06/11/15	NOK	25,500	4,028,603
Songa Offshore (Cyprus) (2)(k)	11.860%	11/17/16		15,000	2,469,546

					77,229,546

Financials - 2.0%
BPA Laboratories, Inc. 144A (2)(g)	12.250%	04/01/17		$5,875	5,816,250
CFG Holdings Ltd./CFG Finance LLC 144A (Cayman Islands) (2)(a)(g)	11.500%	11/15/19		6,412	6,796,720
Creditcorp 144A (2)(g)	12.000%	07/15/18		8,400	8,232,000
Emigrant Bancorp, Inc. 144A (2)(a)(g)	6.250%	06/15/14		3,450	3,437,062
Global Investments Group Finance Ltd. (Virgin Islands, British) (3)(b)	11.000%	09/24/17		2,200	1,969,000
Highclere Holdings Ltd. (Cayman Islands) (3)(b)	0.000%	02/26/15		1,627	1,464,138
HUB International Ltd. 144A (2)(g)	8.125%	10/15/18		7,775	8,678,844
ING Capital Funding Trust III, Perpetual Bond, Series 9 (2)(f)(k)	3.848%	09/30/13		3,875	3,720,000
iStar Financial, Inc., Series B (3)(b)	5.700%	03/01/14		1,525	1,547,875
Jasper Explorer PLC (Cyprus) (3)(b)	13.500%	05/27/16		6,000	5,370,000
Liquidnet Holdings, Inc. (3)(b)	9.250%	05/07/14		3,950	3,890,750
MBIA Insurance Corp. 144A (2)(g)(k)	11.528%	01/15/33		3,925	2,629,750
Nuveen Investments, Inc. (2)	0.000%	09/25/18		2,100	2,058,000
Synovus Financial Corp. (2)(a)	5.125%	06/15/17		1,375	1,392,188

					57,002,577

Health Care - 0.0%(e)
KV Pharmaceutical Co. (3)(b)	12.000%	03/15/15		8,175	—
Rotech Healthcare, Inc. (2)(h)	10.500%	03/15/18		610	292,800

					292,800

Industrials - 1.3%
American Airlines, Inc. (2)(h)	10.500%	10/15/12		1,900	2,339,375
American Airlines, Inc. 144A (2)†(g)(h)	7.500%	03/15/16		10,150	12,027,750
American Piping Products, Inc. 144A (2)(a)(g)	12.875%	11/15/17		1,975	1,856,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Industrials - 1.3% (continued)
BOA OCV AS (Norway) (3)(b)(k)	7.210%	04/27/16	NOK	16,328	$2,756,088
Tempel Steel Co. 144A (2)(g)	12.000%	08/15/16		$5,625	5,371,875
Titan International, Inc. (2)	7.875%	10/01/17		8,425	8,968,413
United Continental Holdings, Inc. (3)(b)	6.860%	04/22/14		457	456,570
Western Express, Inc. 144A (2)(g)	12.500%	04/15/15		2,300	1,311,000

					35,087,571

Information Technology - 0.2%
CCS, Inc. 144A (Canada) (2)(g)	11.000%	11/15/15		4,800	4,752,000
SouthPeak Interactive Corp. (3)(b)(h)	29.000%	12/31/13		1,091	104,546

					4,856,546

Materials - 0.2%
ArcelorMittal (Luxembourg) (2)	4.250%	02/25/15		975	999,375
ArcelorMittal (Luxembourg) (2)	9.500%	02/15/15		775	849,594
ArcelorMittal (Luxembourg) (2)	4.250%	08/05/15		2,575	2,652,250
Cereplast, Inc. (3)(b)(h)	15.000%	09/21/13		5	4,832
Northland Resources AB 144A (Sweden) (2)(g)	4.000%	10/15/20		895	71,614

					4,577,665

Telecommunication Services - 1.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 144A (3)(b)(g)	12.000%	12/01/17		7,173	8,356,545
Cricket Communications, Inc. (2)	7.750%	10/15/20		9,925	11,240,062
Virgin Media Finance PLC (United Kingdom) (2)	4.875%	02/15/22		11,400	9,576,000

					29,172,607

Utilities - 0.1%
Atlantic Offshore AS (Norway) (2)(k)	11.680%	06/27/15	NOK	12,000	2,035,505

TOTAL CORPORATE BONDS (cost $316,498,326)					304,304,026

CONVERTIBLE BONDS - 8.5%
Consumer Discretionary - 1.0%
JAKKS Pacific, Inc. 144A (2)(g)	4.250%	08/01/18		$5,775	4,374,563
M/I Homes, Inc. (2)	3.000%	03/01/18		1,800	1,827,000
M/I Homes, Inc. (2)	3.250%	09/15/17		2,300	2,639,250
Meritage Homes Corp. (2)	1.875%	09/15/32		2,475	2,665,266
Palm Harbor Homes, Inc. (3)(b)(h)	3.250%	05/15/24		70	3,220
Standard Pacific Corp. (2)	1.250%	08/01/32		975	1,202,906
Tesla Motors, Inc. (2)	1.500%	06/01/18		2,225	3,749,125
TUI AG, Series TUI (Germany) (2)	5.500%	11/17/14		8,558	10,979,286

					27,440,616

Consumer Staples - 0.6%
Vector Group Ltd. (2)(k)	2.500%	01/15/19		5,950	7,093,816

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Consumer Staples - 0.6% (continued)
Vector Group Ltd. (2)(k)	3.750%	11/15/14		$6,504	$8,341,380
Vector Group Ltd. (2)(k)	3.875%	06/15/26		58	66,084

					15,501,280

Energy - 0.8%
Alpha Natural Resources, Inc. (2)	3.750%	12/15/17		825	785,297
Cal Dive International, Inc. 144A (2)(g)	5.000%	07/15/17		2,275	2,482,594
Cobalt International Energy, Inc. (2)(a)	2.625%	12/01/19		2,300	2,432,250
Petrominerales Ltd. (Canada) (2)	3.250%	06/12/17		3,200	3,072,000
Petrominerales Ltd., Series PMG (Canada) (2)	2.625%	08/25/16		2,500	2,450,000
Polarcus Ltd., Series PLCS (Norway) (2)	2.875%	04/27/16		400	373,760
Vantage Drilling Co. (Cayman Islands) (2)	7.875%	09/01/42		4,625	5,301,406
Vantage Drilling Co. 144A (Cayman Islands) (2)(g)	5.500%	07/15/43		1,775	1,878,172
ZaZa Energy Corp. 144A (2)(g)	9.000%	08/01/17		3,550	2,937,625

					21,713,104

Financials - 2.6%
American Realty Capital Properties, Inc. (2)	3.000%	08/01/18		8,150	7,706,844
AV Homes, Inc. (2)	7.500%	02/15/16		200	213,000
AV Homes, Inc. (2)	7.500%	02/15/16		5,900	6,840,312
E*TRADE Financial Corp., Series A (2)	0.000%	08/31/19		1,775	2,832,234
Encore Capital Group, Inc. 144A (2)(g)	3.000%	07/01/20		1,300	1,535,625
Extra Space Storage LP 144A (2)(g)	2.375%	07/01/33		2,675	2,690,047
iStar Financial, Inc. (2)	3.000%	11/15/16		2,800	3,491,250
KCAP Financial, Inc. (2)	8.750%	03/15/16		4,000	4,697,500
Meadowbrook Insurance Group, Inc. 144A (2)(g)	5.000%	03/15/20		2,575	2,608,797
MF Global Holdings Ltd. (2)(h)	3.375%	08/01/18		2,750	1,381,875
MGIC Investment Corp. (2)	2.000%	04/01/20		5,225	6,632,484
Radian Group, Inc. (2)	2.250%	03/01/19		4,200	6,126,750
TICC Capital Corp. 144A (2)(a)(g)	7.500%	11/01/17		3,550	3,709,750
Volkswagen International Finance NV 144A (Netherlands) (2)(g)	5.500%	11/09/15	EUR	13,500	20,217,667

					70,684,135

Health Care - 1.0%
Accuray, Inc. 144A (2)(g)	3.500%	02/01/18		$3,025	4,539,390
Adcare Health Systems, Inc. (3)(b)	10.000%	10/26/13		1,550	1,645,576
Exelixis, Inc. (2)	4.250%	08/15/19		3,350	3,921,594
Healthways, Inc. 144A (2)(g)	1.500%	07/01/18		2,000	2,216,250
MannKind Corp. (2)	5.750%	08/15/15		1,540	1,632,400
MannKind Corp. (2)(a)	3.750%	12/15/13		500	495,000
Onyx Pharmaceuticals, Inc. (2)	4.000%	08/15/16		2,492	7,983,745
Sequenom, Inc. (2)	5.000%	10/01/17		2,825	2,671,391
Theravance, Inc. (2)	2.125%	01/15/23		1,600	2,602,000

					27,707,346

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Industrials - 0.5%
China Linen Textile Industry Ltd. (Cayman Islands) (3)(b)(h)	7.500%	12/31/13		$1,850	$—
FuelCell Energy, Inc. (2)	8.000%	06/15/18		1,875	2,097,750
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (2)(g)	0.750%	04/05/17	EUR	2,800	4,472,847
MasTec, Inc. (2)	4.250%	12/15/14		$2,400	4,771,500
MasTec, Inc. (2)	4.000%	06/15/14		2,125	4,121,172

					15,463,269

Information Technology - 1.0%
Blucora, Inc. 144A (2)(g)	4.250%	04/01/19		1,675	2,104,219
GT Advanced Technologies, Inc. (2)	3.000%	10/01/17		3,325	4,332,891
Powerwave Technologies, Inc. (3)(b)(h)	0.000%	10/01/27		4,104	20,520
Quantum Corp. 144A (2)(a)(g)	4.500%	11/15/17		1,650	1,817,062
Rambus, Inc. 144A (2)(g)	1.125%	08/15/18		5,600	5,792,500
Salesforce.com, Inc. 144A (2)(g)	0.250%	04/01/18		2,375	2,550,156
SouthPeak Interactive Corp. (3)(b)(h)	10.000%	07/19/13		2,500	239,510
Web.com Group, Inc. (2)	1.000%	08/15/18		10,925	12,406,703

					29,263,561

Materials - 0.2%
Cereplast, Inc. (3)(b)(h)	7.000%	06/01/16		3,516	747,301
Jaguar Mining, Inc. (2)	5.500%	03/31/16		500	110,000
RTI International Metals, Inc. (2)	1.625%	10/15/19		1,825	1,888,875
ShengdaTech, Inc. 144A (3)(b)(g)(h)	6.500%	12/15/15		1,200	12,000
ShengdaTech, Inc. 144A (3)(b)(g)(h)	6.000%	06/01/18		300	3,000
Silver Standard Resources, Inc. 144A (Canada) (2)(g)	2.875%	02/01/33		750	563,438
Stillwater Mining Co., Series SWC (2)	1.750%	10/15/32		1,225	1,286,250

					4,610,864

Telecommunication Services - 0.8%
Level 3 Communications, Inc. (2)	6.500%	10/01/16		13,525	20,405,844
Level 3 Communications, Inc., Series B (2)	7.000%	03/15/15		1,280	1,553,600

					21,959,444

TOTAL CONVERTIBLE BONDS (cost $220,991,066)					234,343,619

BANK LOANS - 0.8%
Energy - 0.7%
Overseas Shipholding Group, Inc. (2)	2.933%	12/31/13		1,796	1,723,306
Overseas Shipholding Group, Inc. (2)	3.024%	12/31/13		$24	23,281
Overseas Shipholding Group, Inc. (2)	2.933%	12/31/13		2,035	1,952,400
Overseas Shipholding Group, Inc. (2)	2.933%	12/31/13		119	114,548

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Energy - 0.7% (continued)
Patriot Coal Corp. (3)(b)	9.250%	12/31/49	$15,500	$15,577,500

				19,391,035

Financials - 0.1%
J.G. Wentworth LLC (2)	9.000%	01/22/18	2,396	2,404,549

TOTAL BANK LOANS (cost $21,676,453)				21,795,584

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 3.0%
Aberdeen Global Income Fund, Inc.	12,389	$134,173
Advent Claymore Convertible Securities and Income Fund (a)	13,578	238,837
Advent Claymore Convertible Securities and Income Fund II (a)	139,521	969,671
Advent Claymore Enhanced Growth & Income Fund (a)	46,837	458,066
Alliance California Municipal Income Fund, Inc. (a)	6,625	81,024
AllianceBernstein National Municipal Income Fund, Inc. (a)	3,443	44,484
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	4,291	72,260
BlackRock Build America Bond Trust	13,160	247,540
BlackRock Core Bond Trust	146,143	1,899,859
BlackRock Corporate High Yield Fund III, Inc.	7,119	51,969
BlackRock Corporate High Yield Fund V, Inc.	8,328	100,935
BlackRock Corporate High Yield Fund VI, Inc.	6,651	78,216
BlackRock Corporate High Yield Fund, Inc.	3,946	28,372
BlackRock Credit Allocation Income Trust	530,600	6,919,024
BlackRock EcoSolutions Investment Trust (a)	4,069	31,738
BlackRock Energy and Resources Trust	31,146	803,878
BlackRock Enhanced Capital and Income Fund, Inc.	100,115	1,295,488
BlackRock Enhanced Equity Dividend Trust	599,714	4,509,849
BlackRock Global Opportunities Equity Trust	354,977	4,966,128
BlackRock Income Opportunity Trust, Inc.	201,227	1,992,147
BlackRock International Growth and Income Trust (a)	388,593	2,992,166
BlackRock Long-Term Municipal Advantage Trust	704	7,462
BlackRock MuniAssets Fund, Inc.	7,171	85,407
BlackRock Municipal Income Investment Quality Trust (a)	7,372	96,426
BlackRock Municipal Income Quality Trust	928	12,612

	SHARES
CLOSED END FUNDS - 3.0% (continued)
BlackRock MuniHoldings California Quality Fund, Inc.	8,297	113,005
BlackRock MuniHoldings Investment Quality Fund	6,793	89,124
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	2,497	33,660
BlackRock MuniHoldings Quality Fund, Inc.	10,884	134,962
BlackRock MuniYield California Fund, Inc.	414	5,916
BlackRock MuniYield California Quality Fund, Inc.	4,004	55,495
BlackRock MuniYield Investment Quality Fund	5,035	64,901
BlackRock MuniYield Michigan Quality Fund II, Inc.	11,513	135,393
BlackRock MuniYield Michigan Quality Fund, Inc.	14,427	184,089
BlackRock MuniYield New Jersey Fund, Inc.	990	13,672
BlackRock MuniYield Pennsylvania Quality Fund	4,147	55,694
BlackRock MuniYield Quality Fund II, Inc.	1,110	13,742
BlackRock Real Asset Equity Trust (a)	33,123	297,445
BlackRock Resources & Commodities Strategy Trust	128,314	1,485,876
Calamos Convertible and High Income Fund	41,382	518,516
CBRE Clarion Global Real Estate Income Fund	48,341	391,079
Central Securities Corp. (a)	61,400	1,433,076
Clough Global Equity Fund	14,813	222,936
Cohen & Steers Dividend Majors Fund, Inc.	5,790	79,091
Cohen & Steers Global Income Builder, Inc.	1,238	13,024
Cohen & Steers Quality Income Realty Fund, Inc.	8,776	85,742
Cohen & Steers REIT and Preferred Income Fund, Inc.	39,031	605,371
Cohen & Steers Select Preferred and Income Fund, Inc.	5,964	142,897
Cushing Renaissance Fund/The	500	11,355
Cutwater Select Income Fund	13,458	239,418
Delaware Investments Minnesota Municipal Income Fund II, Inc.	171	2,199

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 3.0% (continued)
DTF Tax-Free Income, Inc.	2,193	$31,228
Duff & Phelps Utility and Corporate Bond Trust, Inc.	12,088	126,199
DWS High Income Opportunities Fund, Inc. (2)	19,923	281,910
DWS High Income Trust	358	3,240
Eaton Vance California Municipal Bond Fund	18,048	186,436
Eaton Vance Enhanced Equity Income Fund	96,149	1,159,557
Eaton Vance Enhanced Equity Income Fund II	118,851	1,394,122
Eaton Vance Limited Duration Income Fund	3,835	59,979
Eaton Vance Municipal Bond Fund	2,346	27,120
Eaton Vance Municipal Bond Fund II	5,395	60,424
Eaton Vance National Municipal Opportunities Trust	19,728	370,689
Eaton Vance New York Municipal Bond Fund	9,805	113,150
Eaton Vance Risk-Managed Diversified Equity Income Fund	384,409	4,155,461
Eaton Vance Short Duration Diversified Income Fund	6,426	99,539
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	230,867	2,618,032
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	5,972	89,819
Eaton Vance Tax-Advantaged Dividend Income Fund	5,590	100,676
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	14,021	316,454
Eaton Vance Tax-Managed Buy-Write Income Fund	10,557	151,810
Eaton Vance Tax-Managed Diversified Equity Income Fund	307,759	3,102,211
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	530,513	4,976,212
Ellsworth Fund Ltd.	16,972	133,230
First Opportunity Fund, Inc. †(a)	26,788	221,805
First Trust Aberdeen Emerging Opportunity Fund	503	9,592
First Trust Aberdeen Global Opportunity Income Fund	14,880	216,504
First Trust Enhanced Equity Income Fund	27,950	346,021
First Trust High Income Long/Short Fund	15,286	268,116
First Trust Strategic High Income Fund II	4,583	72,916
Fort Dearborn Income Securities, Inc.	13,495	188,390
Franklin Templeton Limited Duration Income Trust	4,517	58,721
General American Investors Co., Inc.	102	3,482

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 3.0% (continued)
Guggenheim Build America Bonds Managed Duration Trust	1,064	$ 21,354
ING Global Equity Dividend & Premium Opportunity Fund	31,543	284,833
ING Infrastructure Industrials and Materials Fund	452	7,621
ING Risk Managed Natural Resources Fund	13,764	137,915
Invesco Advantage Municipal Income Trust II	13,147	140,804
Invesco Bond Fund	53,207	933,251
Invesco California Value Municipal Income Trust	11,053	124,015
Invesco Municipal Income Opportunities Trust	22,673	143,520
Invesco Municipal Opportunity Trust	26,735	314,938
Invesco Municipal Trust	25,536	298,771
Invesco Pennsylvania Value Municipal Income Trust	4,039	50,972
Invesco Quality Municipal Income Trust	7,007	81,001
Invesco Trust for Investment Grade Municipals	16,383	204,296
Invesco Value Municipal Income Trust	15,455	209,570
John Hancock Hedged Equity & Income Fund	35,396	588,635
John Hancock Income Securities Trust	4,482	63,286
John Hancock Premium Dividend Fund	49,947	597,866
John Hancock Tax-Advantaged Dividend Income Fund	31,751	552,467
Lazard Global Total Return and Income Fund, Inc.	7,645	127,977
Liberty All Star Growth Fund, Inc.	249	1,225
LMP Real Estate Income Fund, Inc.	829	8,729
Macquarie Global Infrastructure Total Return Fund, Inc.	2,440	52,802
Madison Covered Call & Equity Strategy Fund	62,384	494,705
MFS Investment Grade Municipal Trust	3,578	31,129
MFS Municipal Income Trust	5,655	36,249
Montgomery Street Income Securities, Inc.	6,900	108,399
Morgan Stanley Emerging Markets Fund, Inc.	14,377	215,080
Morgan Stanley Income Securities, Inc.	38,998	648,537
Neuberger Berman High Yield Strategies Fund, Inc.	2,629	34,335
New America High Income Fund, Inc./The	6,019	57,241
Nuveen AMT-Free Municipal Income Fund	36,400	454,636
Nuveen Arizona Premium Income Municipal Fund	9,836	121,966
Nuveen Build America Bond Opportunity Fund	8,117	150,489

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 3.0% (continued)
Nuveen Build American Bond Term Fund	23,702	$428,295
Nuveen California AMT-Free Municipal Income Fund	25,511	314,040
Nuveen California Dividend Advantage Municipal Fund	5,467	69,868
Nuveen California Dividend Advantage Municipal Fund 2	6,015	79,218
Nuveen California Dividend Advantage Municipal Fund 3	11,010	128,266
Nuveen California Investment Quality Municipal Fund	1,391	18,862
Nuveen California Municipal Market Opportunity Fund, Inc.	246	3,422
Nuveen California Performance Plus Municipal Fund, Inc.	171	2,297
Nuveen Connecticut Premium Income Municipal Fund	10,149	121,484
Nuveen Diversified Dividend & Income Fund	11,056	123,606
Nuveen Dividend Advantage Municipal Fund	34,519	449,783
Nuveen Dividend Advantage Municipal Fund 2	28,156	365,183
Nuveen Dividend Advantage Municipal Fund 3	51,393	652,691
Nuveen Dividend Advantage Municipal Income Fund	38,031	482,613
Nuveen Equity Premium Advantage Fund	34,398	417,248
Nuveen Equity Premium and Growth Fund	4,707	63,544
Nuveen Equity Premium Income Fund	12,079	145,914
Nuveen Georgia Dividend Advantage Municipal Fund 2	6,121	73,513
Nuveen Global Value Opportunities Fund (2)	20,739	269,400
Nuveen Intermediate Duration Municipal Term Fund	23,042	264,522
Nuveen Investment Quality Municipal Fund, Inc.	9,680	133,390
Nuveen Maryland Premium Income Municipal Fund	19,973	242,672
Nuveen Municipal Advantage Fund, Inc.	47,454	593,650
Nuveen Municipal High Income Opportunity Fund	1,024	11,950
Nuveen Municipal Market Opportunity Fund, Inc.	43,819	537,221
Nuveen Municipal Opportunity Fund, Inc.	16,723	217,399
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	6,163	79,256
Nuveen New Jersey Premium Income Municipal Fund, Inc.	170	2,283
Nuveen New York AMT-Free Municipal Income Fund	20,695	253,307
Nuveen New York Dividend Advantage Municipal Fund	3,629	46,778
Nuveen New York Performance Plus Municipal Fund, Inc.	1,644	22,490
Nuveen North Carolina Premium Income Municipal Fund	13,107	160,823

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 3.0% (continued)
Nuveen Pennsylvania Investment Quality Municipal Fund	9,319	$117,606
Nuveen Pennsylvania Premium Income Municipal Fund 2	8,408	102,998
Nuveen Performance Plus Municipal Fund, Inc.	21,784	294,302
Nuveen Preferred & Income Term Fund	1,125	25,515
Nuveen Preferred Income Opportunities Fund (2)	63,764	553,472
Nuveen Premier Municipal Income Fund, Inc.	10,059	129,761
Nuveen Premium Income Municipal Fund 2	62,646	817,530
Nuveen Premium Income Municipal Fund 4, Inc.	9,379	111,610
Nuveen Premium Income Municipal Fund, Inc.	32,357	413,522
Nuveen Quality Income Municipal Fund, Inc.	64,908	818,490
Nuveen Quality Municipal Fund, Inc.	29,104	357,979
Nuveen Quality Preferred Income Fund	103,796	784,698
Nuveen Quality Preferred Income Fund II	275,827	2,250,748
Nuveen Quality Preferred Income Fund III	37,165	293,232
Nuveen Select Quality Municipal Fund	23,390	297,053
Nuveen Select Tax Free 2 (2)	1,384	17,314
Nuveen Virginia Premium Income Municipal Fund	2,417	30,116
Petroleum & Resources Corp.	58,340	1,578,680
Pimco Dynamic Income Fund	267	7,660
Putnam High Income Securities Fund	28,666	225,601
Putnam Managed Municipal Income Trust	19,019	130,090
Putnam Municipal Opportunities Trust	38,124	416,695
Royce Micro-Cap Trust, Inc.	2,932	34,334
Transamerica Income Shares, Inc.	13,193	269,269
Tri-Continental Corp.	6,825	125,034
Wells Fargo Advantage Global Dividend Opportunity Fund	17,659	127,675
Wells Fargo Advantage Multi-Sector Income Fund	49,503	699,972
Western Asset Global Corporate Defined Opportunity Fund, Inc.	78,857	1,402,866
Western Asset Global High Income Fund, Inc. (2)	3,395	41,928
Western Asset High Income Opportunity Fund, Inc.	4,327	25,832
Western Asset Income Fund	16,370	208,063
Western Asset Intermediate Muni Fund, Inc.	555	5,056
Western Asset Investment Grade Defined Opportunity Trust, Inc.	4,820	94,665

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 3.0% (continued)
Western Asset Managed High Income Fund, Inc.	7,496	$42,652
Western Asset Municipal High Income Fund, Inc.	14,121	96,023
Western Asset Municipal Partners Fund, Inc.	4,832	66,827
Western Asset Premier Bond Fund	3,036	42,959
Western Asset Worldwide Income Fund, Inc.	15,040	189,053
Zweig Fund, Inc.	29,143	393,430

TOTAL CLOSED END FUNDS (cost $79,797,961)		83,202,366

PREFERRED STOCKS - 0.9%
Energy - 0.6%
Black Elk Energy, Perpetual Preferred Stock, Class E (3)†(b)	17,117,549	17,117,549

Financials - 0.2%
Ally Financial, Inc., Perpetual Preferred Stock 144A (2)†(a)(f)(g)	2,175	2,078,213
First Bank, Inc., Perpetual Preferred Stock (3)†(b)	2,458	881,376
Flagstar Bancorp, Inc., Perpetual Preferred Stock, Series C (3)†(b)	1,423	1,393,075
United Community Banks, Inc., Perpetual Preferred Stock (3)†(b)	1,421	1,405,716

		5,758,380

Utilities - 0.1%
Genie Energy Ltd., Perpetual Preferred Stock, Series 12-A †(f)(k)	218,975	1,743,041

TOTAL PREFERRED STOCKS (cost $24,430,090)		24,618,970

RIGHTS - 0.0%(e)
Health Care - 0.0%(e)
American Medical Alert Corp. (3)†(b)	283,523	2,835

Information Technology - 0.0%(e)
Gerber Scientific, Inc. (3)†(b)	879,944	—

TOTAL RIGHTS (cost $—)		2,835

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
SHORT-TERM INVESTMENTS - 6.0%
U.S. Treasury Bills, 0.000%, 12/12/2013 (a)(l)	$120,700	$120,696,982
U.S. Treasury Bills, 0.000%, 01/30/2014 (l)	22,400	22,399,140
U.S. Treasury Bills, 0.000%, 02/06/2014 (a)(l)	22,400	22,398,513

TOTAL SHORT-TERM INVESTMENTS (cost $165,472,702)		165,494,635

	SHARES
WARRANTS - 1.2%
Consumer Discretionary - 0.2%
EveryWare Global, Inc. (2)†	756,000	982,800
General Motors Co. †	915,512	3,662,048
Hemisphere Media Group, Inc. (2)†	743,407	1,018,468

		5,663,316

Energy - 0.0%(e)
Green Field Energy Services, Inc. (3)†(b)	2,025	60,750
Harvest Natural Resources, Inc. (3)†(b)	51,454	43,437
Integrated Drilling Equipment Holdings Corp. (2)†	680,000	54,400
SAExploration Holdings, Inc. (Canada) †	456,000	424,080
Syntroleum Corp. (3)†(b)	253,165	5,990

		588,657

Financials - 0.8%
Andina Acquisition Corp. †	415,800	249,480
Associated Banc-Corp †(a)	20,065	35,114
BGS Acquisition Corp. (Argentina) †(a)	671,160	147,655
Boston Private Financial Holdings, Inc. †	97,674	410,231
Chart Acquisition Corp. †	1,268,625	723,116
Collabrium Japan Acquisition Corp. (United Kingdom) †	595,000	166,600
Comerica, Inc. (2)†	9,708	27,182
Comerica, Inc. †	35,800	495,830
Gerova Financial Group Ltd. (Bermuda) (3)†(b)	138,792	1,388
Infinity Cross Border Acquisition Corp. (Israel) (3)†(a)(b)	287,100	172,260
IVS Group SA (Luxembourg) (2)†	590,301	222,806
Lincoln National Corp. †	49,759	1,627,119
Lone Oak Acquisition Corp. (Hong Kong) (2)†	328,820	65,764
Nautilus Marine Acquisition Corp. (Greece) (3)†(b)	777,600	54,432
Neostem (3)†(b)	243,000	34,195
Prime Acquisition Corp. (China) †	423,001	338,401

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 0.8% (continued)
Signature Bank †	107,610	$6,588,960
Texas Capital Bancshares, Inc. (3)†(b)	16,077	560,284
Valley National Bancorp (2)†	49,509	32,676
Wintrust Financial Corp. †	415,782	8,082,802

		20,036,295

Health Care - 0.1%
Cormedix, Inc. †(a)	75,400	8,897
Healthcare Corp. of America †	414,792	580,709
MannKind Corp. (2)†	425,000	1,130,500
Pluristem Therapeutics, Inc. (Israel) (3)†(b)	63,750	19,763
Provectus Pharmaceuticals, Inc., Series A (3)†(b)	881,558	247,550
Provectus Pharmaceuticals, Inc., Series C (3)†(b)	617,090	173,285
ReGeneRx Biopharmaceuticals, Inc. †	240,000	24
Rexahn Pharmaceuticals, Inc. (3)†(b)	1,402,500	262,758
Venaxis, Inc. (2)†	24,000	6,960

		2,430,446

Industrials - 0.0%(e)
Jack Cooper Holdings Corp. (3)†(a)(b)	2,223	200,070
Pingtan Marine Enterprise Ltd. (China) (3)†(b)	395,000	23,700

		223,770

Information Technology - 0.1%
exceet Group SE (Germany) (3)†(b)	72,000	98
Global Eagle Entertainment, Inc. (2)†	1,382,500	2,059,925
Net Element International, Inc. (Bulgaria) (3)†(b)	319,668	127,867
RMG Networks Holding Corp. (2)†	631,210	403,974
Transwitch Corp. (3)†(b)	640,000	35,904

		2,627,768

Materials - 0.0%(e)
Coeur Mining, Inc. (2)	22,079	44,585
Plastec Technologies Ltd. (Hong Kong) (3)†(b)	56,004	2,800

		47,385

Utilities - 0.0%(e)
China Hydroelectric Corp. (China) †	24,500	245

	SHARES	VALUE (Note 3)
Utilities - 0.0%(e) (continued)
Electrawinds SE (Germany) (3)†(b)	621,000	$252,036

		252,281

TOTAL WARRANTS (cost $14,963,468)		31,869,918

MONEY MARKET FUNDS - 30.8%
BlackRock Liquidity Funds TempFund Portfolio, Series I, Institutional Shares 0.030% (2)(m)	7,087,695	7,087,695
Dreyfus Treasury Cash Management, Class I, 0.010% (2)(m)	28,350,779	28,350,779
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.044% (2)(m)	237,706,620	237,706,620
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(m)(n)	541,947,912	541,947,912
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (2)(m)	35,438,474	35,438,474

TOTAL MONEY MARKET FUNDS (cost $850,531,480)		850,531,480

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.0%(e)
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.044% (2)(m)(o)
(cost $115,425)	115,425	115,425

	CONTRACTS/ NOTIONAL
PURCHASED OPTIONS - 0.0%(e)
Put - Sprint Nextel Corp., Expires 01/18/2014, Strike $10.00 (cost $2,790,162)	5,544	1,496,880

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $2,652,306,730)		2,703,350,870

	SHARES
SECURITIES SOLD SHORT - (16.1)%
COMMON STOCKS - (14.5)%
Consumer Discretionary - (3.8)%
Comcast Corp., Class A	(597,966)	(26,998,165)
Discovery Communications, Inc., Class A †	(392,894)	(33,168,111)
General Motors Co. †	(409,188)	(14,718,492)
JAKKS Pacific, Inc.	(292,311)	(1,312,476)
Liberty Global PLC, Class A (United Kingdom) †	(116,299)	(9,228,326)
M/I Homes, Inc. †	(91,043)	(1,877,307)
Meritage Homes Corp. †	(24,688)	(1,060,350)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Consumer Discretionary - (3.8)% (continued)
Office Depot, Inc. †	(459,608)	$(2,219,907)
Publicis Groupe SA (France) (2)	(138,053)	(10,981,868)
Standard Pacific Corp. †	(89,297)	(706,339)
Tesla Motors, Inc. †	(15,633)	(3,023,735)

		(105,295,076)

Consumer Staples - (0.2)%
Spartan Stores, Inc.	(35,495)	(783,020)
Universal Corp.	(12,936)	(658,830)
Vector Group Ltd.	(223,702)	(3,601,602)

		(5,043,452)

Energy - (0.9)%
Alpha Natural Resources, Inc. †	(57,207)	(340,954)
Cal Dive International, Inc. †	(736,554)	(1,509,936)
Cobalt International Energy, Inc. †	(55,709)	(1,384,926)
Contango Oil & Gas Co.	(27,927)	(1,026,317)
Polarcus Ltd. (Norway) (2)†	(155,079)	(98,797)
Sanchez Energy Corp. †	(652,904)	(17,243,195)
Vantage Drilling Co. †	(1,469,665)	(2,542,520)
ZaZa Energy Corp. †	(164,657)	(189,355)

		(24,336,000)

Financials - (6.2)%
American Realty Capital Properties, Inc. REIT	(228,853)	(2,792,007)
Associated Banc-Corp	(8,575)	(132,827)
AV Homes, Inc. †	(122,405)	(2,137,191)
Boston Private Financial Holdings, Inc.	(78,042)	(866,266)
CNO Financial Group, Inc.	(1,401)	(20,174)
Comerica, Inc.	(28,937)	(1,137,514)
E*TRADE Financial Corp. †	(163,100)	(2,691,150)
Extra Space Storage, Inc. REIT	(16,351)	(748,058)
Fidelity National Financial, Inc., Class A	(270,208)	(7,187,533)
FNB Corp.	(252,676)	(3,064,960)
IntercontinentalExchange, Inc. †	(190,805)	(34,615,843)
Investors Bancorp, Inc.	(109,397)	(2,393,606)
iStar Financial, Inc. REIT †	(176,111)	(2,120,376)
KCAP Financial, Inc.	(72,757)	(653,358)
Lincoln National Corp.	(49,749)	(2,088,961)
M&T Bank Corp.	(502,658)	(56,257,483)
MB Financial, Inc.	(34)	(960)
MBIA, Inc. †	(196,426)	(2,009,438)
Meadowbrook Insurance Group, Inc.	(199,047)	(1,293,806)
Mercantile Bank Corp.	(6,451)	(140,503)

	SHARES	VALUE (Note 3)
Financials - (6.2)% (continued)
MGIC Investment Corp. †	(608,833)	$(4,432,304)
Mid-America Apartment Communities, Inc. REIT	(118,212)	(7,388,250)
Old National Bancorp/IN	(90,587)	(1,286,335)
PacWest Bancorp	(52,762)	(1,812,902)
Parkway Properties, Inc./MD REIT	(3,900)	(69,303)
Provident New York Bancorp	(239,999)	(2,613,589)
Radian Group, Inc.	(270,764)	(3,771,743)
Signature Bank †	(104,855)	(9,596,330)
Texas Capital Bancshares, Inc. †	(15,500)	(712,535)
TICC Capital Corp.	(71,362)	(695,780)
Umpqua Holdings Corp.	(108,491)	(1,759,724)
Valley National Bancorp	(14,556)	(144,832)
Wintrust Financial Corp.	(366,928)	(15,069,733)

		(171,705,374)

Health Care - (1.7)%
Accuray, Inc. †	(347,478)	(2,567,862)
Actavis, Inc. †	(113,244)	(16,307,136)
AdCare Health Systems, Inc. †	(20,530)	(83,147)
Affymetrix, Inc. †	(89,948)	(557,678)
Community Health Systems, Inc.	(107,452)	(4,459,258)
Exelixis, Inc. †	(420,980)	(2,450,104)
Healthways, Inc. †	(74,410)	(1,377,329)
Perrigo Co.	(124,801)	(15,397,947)
Sequenom, Inc. †	(454,955)	(1,214,730)
Theravance, Inc. †	(50,098)	(2,048,507)

		(46,463,698)

Industrials - (0.5)%
Ceco Environmental Corp.	(52,398)	(737,764)
Genesee & Wyoming, Inc., Class A †	(10,290)	(956,661)
JetBlue Airways Corp. †	(379,283)	(2,526,025)
MasTec, Inc. †	(224,970)	(6,816,591)
Schneider Electric SA (France) (2)	(34,008)	(2,877,677)

		(13,914,718)

Information Technology - (0.4)%
Blucora, Inc. †	(31,539)	(724,766)
GT Advanced Technologies, Inc. †	(314,859)	(2,679,450)
Integrated Device Technology, Inc. †	(60,779)	(572,538)
JDS Uniphase Corp. †	(544)	(8,002)
Molex, Inc.	(72,424)	(2,789,773)
Rambus, Inc. †	(315,428)	(2,965,023)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Information Technology - (0.4)% (continued)
Salesforce.com, Inc. †	(2,224)	$(115,448)
Web.com Group, Inc. †	(35,631)	(1,152,307)

		(11,007,307)

Materials - (0.2)%
Coeur Mining, Inc. †	(6,686)	(80,566)
Louisiana-Pacific Corp. †	(183,149)	(3,221,591)
RTI International Metals, Inc. †	(16,610)	(532,184)
Stillwater Mining Co. †	(71,650)	(788,867)

		(4,623,208)

Telecommunication Services - (0.5)%
Level 3 Communications, Inc. †	(523,486)	(13,971,841)
United States Cellular Corp.	(28,202)	(1,284,037)

		(15,255,878)

Utilities - (0.1)%
Dominion Resources, Inc.	(45,776)	(2,860,084)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $357,177,519)		(400,504,795)

CLOSED END FUNDS - 0.0%(e)
Montgomery Street Income Securities, Inc. (proceeds $1,473)	(85)	(1,335)

EXCHANGE TRADED FUNDS - (0.9)%
SPDR Barclays High Yield Bond ETF	(534,578)	(21,297,587)
SPDR S&P 500 ETF Trust	(25,336)	(4,258,982)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $26,005,179)		(25,556,569)

PREFERRED STOCKS - (0.6)%
Consumer Discretionary - (0.6)%
Volkswagen AG, Perpetual Preferred Stock (Germany) (2)
(proceeds $13,734,005)	(67,195)	(15,843,320)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
U.S. TREASURY OBLIGATIONS - (0.1)%
U.S. Treasury Note (2) (proceeds $3,062,583)	0.250%	10/15/15	USD	$ (3,077)	$ (3,071,231)

TOTAL SECURITIES SOLD SHORT (proceeds $399,980,759)	(444,977,250)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 81.8% (cost $2,252,325,971)	2,258,373,620

OTHER ASSETS IN EXCESS OF LIABILITIES - 18.2% (p)	501,511,907

NET ASSETS - 100.0%	$2,759,885,527

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2013, the value of these securities was $204,287,382. In addition, $436,171,729 of cash collateral was pledged.
(b)	Security fair valued as of September 30, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $150,509,889 or 5.5% of total net assets.
(c)	All or a portion of the security on loan. The aggregate market value of such securities is $45,131; cash collateral of $115,425 was received with which the Fund purchased a money market fund.
(d)	Represents a Pay-in-Kind Stock.
(e)	Represents less than 0.05 percent of net assets.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2013.
(g)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(h)	Defaulted security.
(i)	Represents a Pay-in-Kind Bond.
(j)	Represents a step bond. The rate shown reflects the yield at September 30, 2013.
(k)	Indicates a variable rate security. The interest rate shown represents the discount rate at September 30, 2013.
(l)	The rate shown is the effective yield at the date of purchase.
(m)	Represents annualized seven-day yield as of September 30, 2013.
(n)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(o)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(p)	Includes appreciation/depreciation on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

EUR - Euro

MTN - Medium Term Note

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts sell protection as of September 30, 2013:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchanged Cleared
CitiBank, Inc.	Markit CDX North America High Yield Index Series 21	5.000%	USD	0.399%	27,725,000	$1,182,163	12/20/2018	$351,288

Credit default swap contracts buy protection as of September 30, 2013:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchanged Cleared
CitiBank, Inc.	Markit CDX North America High Yield Index Series 21	5.000%	USD	0.399%	195,900,000	(8,577,365)	12/20/2018	(272,083)
Over The Counter
Bank of America	Host Hotels & Resorts LP	1.000%	USD	0.303%	3,450,000	87,084	12/20/2015	(141,763)

						$(8,490,281)		$(413,846)

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $622. Additional cash held as collateral with CitiBank for credit default swap contracts was $18,121,710 at September 30, 2013.

Open written options contracts outstanding at September 30, 2013:

Call options written

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
5,545	Sprint Nextel Corp. (Exercise price $10)(3)	J.P. Morgan	January 18, 2014	$(41,551)	$(5,545)	$36,006

(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open futures contracts outstanding at September 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
2,511	Barclays Capital	S&P 500 E-Mini Futures	December 20, 2013	$(211,768,723)	$(210,208,365)	$1,560,358
59	Barclays Capital	U.S. Treasury 10-Year Note Futures	December 19, 2013	(7,339,779)	(7,457,047)	(117,268)
1,188	J. P. Morgan	U.S. Treasury 2-Year Note Futures	December 31, 2013	(260,960,421)	(261,675,563)	(715,142)
197	J. P. Morgan	U.S. Treasury 5-Year Note Futures	December 31, 2013	(23,597,524)	(23,846,234)	(248,710)

				$(503,666,447)	$(503,187,209)	$479,238

Cash held as collateral with Barclays Capital for futures contracts was $ 9,061,159. Cash held as collateral with J. P. Morgan for futures contracts was $1,350,400 at September 30, 2013.

Forward foreign currency exchange contracts outstanding as of September 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/31/13	The Royal Bank of Scotland	AUD	275,541	$246,718	$255,530	$8,812
Canadian Dollar, Expiring 10/04/13	The Royal Bank of Scotland	CAD	14,392	13,973	13,972	(1)
Canadian Dollar, Expiring 10/09/13	The Royal Bank of Scotland	CAD	18,312,278	17,770,284	17,775,028	4,744
Canadian Dollar, Expiring 10/24/13	The Royal Bank of Scotland	CAD	28,466	27,100	27,620	520
Canadian Dollar, Expiring 12/27/13	The Royal Bank of Scotland	CAD	168,314	160,812	163,046	2,234
Euro, Expiring 12/04/13	The Royal Bank of Scotland	EUR	6,986,291	9,308,534	9,452,979	144,445
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	138,053	184,013	186,870	2,857
Norwegian Krone, Expiring 10/09/13	The Royal Bank of Scotland	NOK	410,550	70,293	68,257	(2,036)

				$27,781,727	$27,943,302	$161,575

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/31/13	The Royal Bank of Scotland	AUD	(275,541)	$(278,296)	$(255,530)	$22,766
Canadian Dollar, Expiring 10/04/13	The Royal Bank of Scotland	CAD	(11,286,429)	(10,785,718)	(10,956,634)	(170,916)
Canadian Dollar, Expiring 10/09/13	The Royal Bank of Scotland	CAD	(18,312,278)	(17,727,501)	(17,775,028)	(47,527)
Canadian Dollar, Expiring 10/22/13	The Royal Bank of Scotland	CAD	(18,312,278)	(17,764,251)	(17,769,180)	(4,929)
Canadian Dollar, Expiring 10/24/13	The Royal Bank of Scotland	CAD	(2,947,832)	(2,847,224)	(2,860,262)	(13,038)
Canadian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	CAD	(1,559,660)	(1,511,172)	(1,511,192)	(20)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/27/13	The Royal Bank of Scotland	CAD	(168,314)	$(159,888)	$(163,046)	$(3,158)
Canadian Dollar, Expiring 01/07/14	The Royal Bank of Scotland	CAD	(6,390,917)	(6,158,550)	(6,189,178)	(30,628)
Euro, Expiring 12/04/13	The Royal Bank of Scotland	EUR	(7,245,824)	(9,512,916)	(9,804,147)	(291,231)
Euro, Expiring 12/13/13	The Royal Bank of Scotland	EUR	(7,492,725)	(9,781,630)	(10,138,459)	(356,829)
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	(6,266,883)	(8,314,632)	(8,479,873)	(165,241)
Euro, Expiring 12/31/13	The Royal Bank of Scotland	EUR	(18,000)	(23,720)	(24,357)	(637)
Euro, Expiring 01/08/14	The Royal Bank of Scotland	EUR	(9,564,304)	(12,725,254)	(12,942,469)	(217,215)
Euro, Expiring 03/21/14	The Royal Bank of Scotland	EUR	(5,340,357)	(7,104,979)	(7,228,310)	(123,331)
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(21,000)	(27,733)	(28,426)	(693)
Euro, Expiring 06/09/14	The Royal Bank of Scotland	EUR	(742,500)	(954,016)	(1,005,312)	(51,296)
Euro, Expiring 06/27/14	The Royal Bank of Scotland	EUR	(326,437)	(426,548)	(442,013)	(15,465)
Euro, Expiring 07/09/14	The Royal Bank of Scotland	EUR	(1,479,561)	(1,988,477)	(2,003,509)	(15,032)
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(21,000)	(27,804)	(28,492)	(688)
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(742,500)	(956,986)	(1,007,909)	(50,923)
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(311,240)	(401,618)	(423,424)	(21,806)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	(27,886)	(28,687)	(801)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	(28,010)	(28,976)	(966)
Norwegian Krone, Expiring 10/09/13	The Royal Bank of Scotland	NOK	(1,186,033)	(203,939)	(197,188)	6,751
Norwegian Krone, Expiring 11/18/13	The Royal Bank of Scotland	NOK	(978,750)	(166,612)	(162,471)	4,141
Norwegian Krone, Expiring 12/11/13	The Royal Bank of Scotland	NOK	(1,397,358)	(225,770)	(231,765)	(5,995)
Norwegian Krone, Expiring 12/18/13	The Royal Bank of Scotland	NOK	(51,000,000)	(8,733,470)	(8,456,526)	276,944
Norwegian Krone, Expiring 12/27/13	The Royal Bank of Scotland	NOK	(364,000)	(58,852)	(60,335)	(1,483)
Norwegian Krone, Expiring 03/27/14	The Royal Bank of Scotland	NOK	(360,000)	(58,013)	(59,471)	(1,458)
Norwegian Krone, Expiring 05/19/14	The Royal Bank of Scotland	NOK	(978,750)	(164,808)	(161,366)	3,442
Norwegian Krone, Expiring 06/11/14	The Royal Bank of Scotland	NOK	(1,389,722)	(222,926)	(228,925)	(5,999)
Norwegian Krone, Expiring 06/27/14	The Royal Bank of Scotland	NOK	(368,000)	(59,102)	(60,583)	(1,481)
Norwegian Krone, Expiring 09/29/14	The Royal Bank of Scotland	NOK	(368,000)	(58,875)	(60,365)	(1,490)
Norwegian Krone, Expiring 11/18/14	The Royal Bank of Scotland	NOK	(17,178,750)	(2,863,290)	(2,812,456)	50,834
Norwegian Krone, Expiring 12/11/14	The Royal Bank of Scotland	NOK	(1,397,358)	(222,594)	(228,567)	(5,973)
Norwegian Krone, Expiring 12/29/14	The Royal Bank of Scotland	NOK	(364,000)	(58,017)	(59,498)	(1,481)
Norwegian Krone, Expiring 03/27/15	The Royal Bank of Scotland	NOK	(360,000)	(57,174)	(58,642)	(1,468)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone, Expiring 06/11/15	The Royal Bank of Scotland	NOK	(26,889,722)	$(4,251,474)	$(4,367,163)	$(115,689)
Norwegian Krone, Expiring 06/29/15	The Royal Bank of Scotland	NOK	(12,368,000)	(1,956,652)	(2,007,269)	(50,617)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	(3,266,931)	(3,123,253)	143,678

				(132,163,308)	(133,430,256)	(1,266,948)

				$(104,381,581)	$(105,486,954)	$(1,105,373)

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $1,498,781 at September 30, 2013.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

NOK - Norwegian Krone

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at September 30, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	06/19/2014	$9,594,904

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United Kingdom
Invensys PLC	1,310,301	$10,602,169	$(33,384)

Short Positions

United Kingdom (continued)
TUI Travel PLC	(1,959,241)	(11,354,691)	(305,007)

Total of Long and Short Equity Positions			(338,391)

Net Cash and Other Receivables/(Payables) (b)			9,933,295

Swaps, at Value			$9,594,904

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $11,832,680 at September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at September 30, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note3)
JPMorgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	09/16/2013 - 11/03/2014	$49,111,177

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Bermuda
Energy XXI, Inc.	9,535	$2,846,197	$185,635

United States
2010 Swift Mandatory Common Exchange Security Trust	79,775	1,090,333	230,893
Alpha Natural Resources, Inc.	1,635	9,765	(20)
American Realty Capital Properties, Inc.	11,955	148,051	(2,199)
Beazer Homes USA, Inc.	40,300	1,163,058	16,926
Cobalt International Energy, Inc.	9,303	236,883	(5,610)
E*Trade Financial Corp.	20	334	(4)
General Motors Co.	440,150	21,858,048	215,475
Genesee & Wyoming, Inc.	1,029	95,762	(96)
Interpublic Group of Cos, Inc./The	3,000	4,013,100	(1,230)
JetBlue Airways Corp.	11,155	75,086	(793)
Level 3 Communications, Inc.	7,301	193,204	1,660
Meadowbrook Insurance Group, Inc.	8,410	54,740	(75)
NextEra Energy, Inc.	294,225	16,108,819	303,052
Rambus, Inc.	4,639	41,239	2,368
Sanchez Energy Corp.	67,500	3,945,530	387,126
Thompson Creek Metals Co., Inc.	226,250	4,400,563	(214,937)
Universal Corp.	8,350	9,579,329	190,171
Wintrust Financial Corp.	100,625	5,701,896	(91,045)

			1,031,662

Total of Long Equity Positions			1,217,297

Short Positions

Bermuda
Energy XXI, Inc.	(65,888)	(1,827,458)	(162,360)

United States
A.M. Castle & Co.	(82,750)	(1,339,722)	7,447
Accuray, Inc.	(207,718)	(1,407,143)	(127,893)
Affymetrix, Inc.	(283,570)	(1,763,713)	5,579
AGCO Corp.	(78,990)	(4,470,504)	(302,072)
Alcoa, Inc.	(161,808)	(1,325,980)	12,099
Alliance Data Systems Corp.	(220,747)	(45,749,816)	(931,552)
Alliance One International, Inc.	(59,364)	(172,486)	(263)
American Equity Investment Life Holding Co.	(1,285,833)	(26,989,635)	(295,742)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Amkor Technology, Inc.	(1,790,213)	$(7,598,855)	$(81,159)
Annaly Capital Management, Inc.	(9,979)	(117,966)	2,409
ArcelorMittal	(2,433)	(34,695)	1,435
Archer-Daniels-Midland Co.	(4,544)	(165,913)	(1,488)
ARES Captial Corp.	(87,372)	(1,550,394)	39,733
AuRico Gold, Inc.	(57,542)	(228,673)	9,438
AV Homes, Inc.	(106,961)	(1,727,803)	(139,736)
Avis Budget Group, Inc.	(423,875)	(12,559,416)	339,100
Beazer Homes USA, Inc.	(54,195)	(993,470)	17,960
BioMed Realty Trust, Inc.	(314,603)	(5,953,660)	105,190
Blucora, Inc.	(29,558)	(576,954)	(102,289)
Bristow Group, Inc.	(11,495)	(806,340)	(30,036)
Cal Dive International, Inc.	(94,774)	(198,442)	4,156
CBIZ, Inc.	(133,171)	(895,083)	(95,709)
Cemex SAB de CV	(1,680,243)	(19,708,632)	923,515
Cenveo, Inc.	(323,874)	(945,975)	(9,453)
Chart Industries, Inc.	(93,297)	(11,533,512)	54,249
China Medical Technologies, Inc.	(45,264)	(115,876)	115,423
Chiquita Brands International, Inc.	(35,099)	(476,293)	31,940
Ciena Corp.	(531,899)	(13,172,926)	(113,911)
Concur Technologies, Inc.	(3,782)	(401,968)	(15,943)
Convergys Corp.	(601,497)	(11,076,090)	(201,978)
DDR Corp.	(332,816)	(5,266,052)	37,512
DFC Global Corp.	(20,072)	(231,870)	11,279
Digital Realty Trust, Inc.	(203,530)	(11,111,678)	304,235
Dominion Resources, Inc.	(9,618)	(550,309)	(50,624)
DR Horton, Inc.	(503,589)	(9,844,918)	60,183
Electronic Arts, Inc.	(103,116)	(2,584,081)	(50,533)
Encore Capital Group, Inc.	(24,168)	(866,845)	(241,499)
Equinix, Inc.	(150,416)	(26,957,018)	(666,880)
Espeed, Inc.	(26,479)	(155,432)	5,825
Exelixis, Inc.	(121,326)	(613,155)	(92,962)
Exterran Holdings, Inc.	(133,343)	(3,871,829)	195,563
Extra Space Storage, Inc.	(2,381)	(110,386)	1,455
Finisar Corp.	(34,286)	(795,778)	19,886
FuelCell Energy, Inc.	(1,028,226)	(1,278,133)	(48,279)
GenCorp, Inc.	(397,156)	(6,219,463)	(146,948)
General Cable Corp.	(227,691)	(7,241,341)	12,152
General Motors Co.	(106,706)	(3,852,879)	14,664
Goodrich Petroleum Corp.	(12,984)	(329,220)	13,839

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Green Plains Renewable Energy, Inc.	(180,688)	$(3,028,567)	$128,524
Group 1 Automotive, Inc.	(60,644)	(4,859,065)	148,239
GT Advanced Technologies, Inc.	(45,288)	(340,046)	(45,355)
Hawaiian Holdings, Inc.	(28,546)	(209,704)	(2,679)
Health Care REIT, Inc.	(39,032)	(2,423,917)	(10,899)
Healthways, Inc.	(4,710)	(96,844)	9,662
Hilltop Holdings, Inc.	(218,837)	(3,671,133)	(377,351)
Hornbeck Offshore Services, Inc.	(101,067)	(5,659,004)	(146,285)
Host Hotels & Resorts, Inc.	(1,156,279)	(21,096,828)	665,378
Interpublic Group of Cos., Inc./The	(151,898)	(2,560,128)	(49,480)
iStar Financial, Inc.	(175,234)	(1,966,377)	(143,440)
JAKKS Pacific, Inc.	(169,774)	(847,001)	84,716
Kaman Corp.	(80,131)	(2,969,338)	(64,422)
KCAP Financial, Inc.	(217,000)	(2,260,359)	311,699
Kilroy Realty Corp.	(191,272)	(9,800,367)	246,331
L-3 Communications Holdings, Inc.	(21,525)	(2,026,775)	(7,337)
Lennar Corp.	(1,326,424)	(45,992,695)	(962,715)
Leucadia National Corp.	(2,176)	(60,580)	1,306
Lexington Realty Trust	(966,106)	(11,477,339)	627,969
M/I Homes, Inc.	(10,788)	(219,547)	(2,902)
MasTec, Inc.	(60,472)	(1,701,407)	(130,894)
Medicines Co./The	(23,926)	(802,641)	641
Meritage Homes Corp.	(426)	(18,510)	213
Meritor, Inc.	(30,507)	(250,768)	10,982
MGIC Investment Corp.	(615,104)	(4,462,910)	(15,047)
MGM Resorts International	(207,638)	(3,981,631)	(262,489)
Microchip Technology	(384,906)	(15,176,844)	(331,019)
Micron Technology, Inc.	(1,462,953)	(24,130,745)	(1,427,044)
Molina Healthcare, Inc.	(44,944)	(1,655,216)	55,210
Navistar International Corp.	(7,310)	(270,316)	3,647
NextEra Energy, Inc.	(139,454)	(11,108,863)	(69,769)
NorthStar Realty Finance Corp.	(231,213)	(2,113,621)	(32,035)
Nuance Communications, Inc.	(8,545)	(170,644)	10,895
Omnicare, Inc.	(18,887)	(1,056,916)	8,688
Outerwall, Inc.	(41,620)	(2,400,177)	319,593
Pdl Biopharma, Inc.	(234,070)	(1,846,001)	(19,537)
Penson Worldwide, Inc.	(217,523)	(892)	892
PHH Corp.	(597,263)	(12,794,555)	(1,384,469)
Photronics, Inc.	(389,476)	(2,924,996)	(124,601)
priceline.com, Inc.	(22,225)	(21,815,171)	(653,193)
Prologis, Inc.	(1,497)	(56,033)	(284)
Quantum Corp.	(811,475)	(1,102,507)	(17,329)
Radian Group, Inc.	(1,499,948)	(20,615,582)	(278,694)
Regeneron Pharmaceuticals, Inc.	(139,094)	(38,509,565)	(5,008,775)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regis Corp.	(343,944)	$(5,331,591)	$282,493
Rite Aid Corp.	(106,056)	(397,492)	(107,335)
RTI International Metals, Inc.	(79,846)	(2,570,138)	11,872
Ryland Group, Inc./The	(145,392)	(5,476,625)	(417,567)
Ryman Hospitality Properties	(591,756)	(20,949,332)	527,833
Saks, Inc.	(731,378)	(11,606,969)	(51,196)
Salesforce.com, Inc.	(950,952)	(47,462,310)	(1,901,608)
Sanchez Energy Corp.	(161,627)	(3,773,936)	(494,633)
Sequenom, Inc.	(557,955)	(2,353,457)	863,717
Sesa Goa Ltd.	(2,752)	(32,483)	1,467
Silver Standard Resources, Inc.	(20,062)	(149,409)	26,028
Sirius XM Radio	(10,429,386)	(40,361,724)	—
SL Green Realty Corp.	(125,624)	(11,419,431)	258,995
Standard Pacific Corp.	(378,539)	(2,956,618)	(37,625)
Stewart Information Services Corp.	(470,788)	(14,406,113)	(654,395)
Stillwater Mining Co.	(7,761)	(90,249)	4,801
SunPower Corp.	(75,187)	(1,824,668)	(142,223)
Swift Transportation Co.	(64,618)	(1,070,761)	(233,876)
Take-Two Interactive Software, Inc.	(121)	(2,093)	(104)
Terex Corp.	(665,562)	(20,826,815)	(1,536,068)
Tesla Motors, Inc.	(448)	(84,405)	(2,247)
Theravance, Inc.	(4,031)	(154,948)	(9,879)
Thompson Creek M	(1,023,970)	(3,875,240)	199,187
TICC Capital Corp.	(24,651)	(243,708)	3,361
Titan International, Inc.	(630,516)	(10,110,627)	879,872
Titan Machinery, Inc.	(23,868)	(415,110)	31,552
TRW Automotive Holdings Corp.	(211,529)	(14,996,405)	(87,728)
Tyson Foods, Inc.	(430,870)	(12,960,570)	775,566
United Rentals, Inc.	(764,905)	(42,329,843)	(2,256,470)
United States Steel Corp.	(21,341)	(439,422)	11
Universal Corp.	(100,042)	(5,040,116)	(55,023)
Vantage Drilling Co.	(65,051)	(114,197)	1,659
Vector Group Ltd.	(193,016)	(3,063,992)	(43,565)
VeriSign, Inc.	(718,483)	(35,866,486)	(697,114)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Viropharma, Inc.	(339,623)	$(10,601,487)	$(2,745,697)
Vishay Intertechnology, Inc.	(485,827)	(6,378,808)	116,498
Web.com Group, Inc.	(185,990)	(5,613,593)	(401,324)
Western Refining, Inc.	(1,925,364)	(54,680,338)	(3,157,597)
Wintrust Financial Corp.	(115,714)	(4,719,284)	(33,090)
Xilinx, Inc.	(441,180)	(20,721,507)	47,812

			(21,367,782)

Total of Short Equity Positions			(21,530,142)

Total of Long and Short Equity Positions			(20,312,845)

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States (continued)
A.M. Castle & Co., 7.00%, 12/15/17	$925,000	$1,633,853	(30,631)
Accuray, Inc., 3.75%, 08/01/16	700,000	702,226	35,375
Afford Resid Com, 7.50%, 08/15/25	4,773,000	6,115,460	531,916
Affymetrix, Inc., 4.00%, 07/01/19	2,525,000	3,167,812	16,844
AGCO Corp., 1.25%, 12/15/36	3,200,000	4,457,555	308,234
Alcoa, Inc., 5.25%, 03/15/14	1,125,000	1,490,686	(38,951)
Alliance Data Systems Corp., 4.75%, 05/15/14	10,500,000	45,887,045	960,716
Alliance One International, Inc., 5.50%, 07/15/14	2,132,000	2,127,620	16,092
American Equity Investment Life Holding Co., 3.50%, 09/15/15	8,175,000	14,138,014	216,648
American Equity Investment Life Holding Co., 5.25%, 12/06/29	10,275,000	23,212,437	8,115

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Amkor Technology, Inc., 6.00%, 04/15/14	$5,950,000	$8,742,533	$46,092
Annaly Capital Management, Inc., 5.00%, 05/15/15	3,150,000	3,244,279	24,274
ArcelorMittal, 5.00%, 05/15/14	6,875,000	7,127,389	2,061
Archer-Daniels-Midland Co., 0.88%, 02/15/14	1,500,000	1,527,198	728
Ares Capital Corp., 5.13%, 06/01/16	3,025,000	3,229,145	10,125
Ares Capital Corp., 5.75%, 02/01/16	4,425,000	4,752,312	46,738
AV Homes, Inc., 7.50%, 02/15/16	2,930,000	3,240,024	184,864
AV Homes, Inc., 7.50%, 02/15/16	6,443,000	6,598,384	325,127
Avis Budget Group, Inc., 3.50%, 10/01/14	7,400,000	14,104,106	(511,231)
BGC Partners, Inc., 4.50%, 07/15/16	965,000	1,000,995	(1,459)
BioMed Realty LP, 3.75%, 01/15/30	8,975,000	10,282,432	110,154
Bristow Group, Inc., 3.00%, 06/15/38	1,000,000	1,219,634	15,469
CBIZ, Inc., 4.88%, 10/01/15	1,400,000	1,624,860	36,766
Cemex SAB de CV, 3.25%, 03/15/16	15,375,000	20,462,008	(865,625)
Cemex SAB de CV, 4.88%, 03/15/15	6,675,000	8,186,855	(304,317)
Cemex SAB de CV, 3.75%, 03/15/18	1,625,000	2,150,715	(35,521)
Cenveo Corp., 7.00%, 05/15/17	1,800,000	1,498,849	370,118
Chart Industries, Inc., 2.00%, 08/01/18	6,925,000	13,008,430	(96,316)
China Medical Technologies, Inc., 6.25%, 12/15/16	2,625,000	39,375	(6,563)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
China Medical Technologies, Inc., 4.00%, 08/15/13	$250,000	$3,750	$(625)
Ciena Corp., 4.00%, 03/15/15	2,900,000	3,892,813	50,876
Ciena Corp., 4.00%, 12/15/20	13,175,000	14,705,935	5,343,823
Coinstar, Inc., 4.00%, 09/01/14	2,150,000	3,111,252	(404,531)
Concur Technologies, Inc., 2.50%, 04/15/15	200,000	410,185	16,374
Convergys Corp., 5.75%, 09/15/29	7,825,000	13,988,242	13,942
DDR Corp., 1.75%, 11/15/40	8,425,000	9,578,128	29,399
DFC Global Corp., 3.25%, 04/15/17	800,000	939,522	(210,022)
Digital Realty Trust LP, 5.50%, 04/15/29	8,450,000	12,262,881	(482,346)
DR Horton, Inc., 2.00%, 05/15/14	7,131,000	10,982,329	(89,371)
Electronic Arts, Inc., 0.75%, 07/15/16	6,175,000	6,488,930	224,657
Equinix, Inc., 4.75%, 06/15/16	13,075,000	29,016,944	552,383
Exide Technologies, 0.00%, 09/18/13	650,000	554,125	(450,125)
Exterran Holdings, Inc., 4.25%, 06/15/14	3,675,000	4,838,128	(212,071)
Finisar Corp., 5.00%, 10/15/29	400,000	935,422	(54,937)
Gaylord Entertainment Co., 3.75%, 10/01/14	13,200,000	21,813,928	(297,928)
GenCorp, Inc., 4.06%, 12/31/39	3,575,000	6,375,903	120,378
General Cable Corp., 4.50%, 11/15/29	9,620,000	11,009,011	19,091

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
General Cable Corp., 0.88%, 11/15/13	$6,075,000	$6,092,128	$(847)
GMX Resources, Inc., 4.50%, 05/01/15	1,140,000	65,550	(54,150)
Goodrich Petroleum Corp., 5.00%, 10/01/29	1,000,000	1,082,620	18,005
Green Plains Renewable Energy, Inc., 5.75%, 11/01/15	4,100,000	5,530,424	(140,846)
Group 1 Automotive, Inc., 3.00%, 03/15/20	2,350,000	5,238,922	(174,494)
Hawaiian Holdings, Inc., 5.00%, 03/15/16	300,000	359,060	(8,147)
Health Care REIT, Inc., 3.00%, 12/01/29	2,400,000	2,963,613	28,887
Hornbeck Offshore Services, Inc., 1.63%, 11/15/26	4,900,000	5,600,424	231,251
Host Hotels & Resorts LP, 2.50%, 10/15/29	18,325,000	26,369,585	(525,670)
Host Hotels & Resorts, Inc., 3.00%, 08/01/35	2,775,000	3,024,202	10,879
JAKKS Pacific, Inc., 4.50%, 11/01/14	1,550,000	1,484,978	7,732
James River Coal Co., 10.00%, 06/01/18	310,000	233,458	(67,608)
Kaman Corp., 3.25%, 11/15/17	3,800,000	4,705,565	83,958
Kilroy Realty LP, 4.25%, 11/15/14	7,390,000	10,706,126	(190,688)
Lennar Corp., 2.75%, 12/15/20	16,900,000	28,212,062	570,587

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lennar Corp., 3.25%, 11/15/21	$18,200,000	$29,776,490	$658,960
Leucadia National Corp., 3.75%, 04/15/14	50,000	69,024	(3,345)
Lexington Realty Trust, 6.00%, 01/15/30	7,550,000	13,284,027	(645,573)
Medicines Co./The, 1.38%, 06/01/17	825,000	1,107,419	(716)
Meritor, Inc., 4.63%, 03/01/26	2,000,000	2,012,569	11,346
MGIC Investment Corp., 5.00%, 05/01/17	10,850,000	11,958,122	19,334
MGIC Investment Corp., 2.00%, 04/01/20	1,375,000	1,767,816	(7,223)
MGM Resorts International, 4.25%, 04/15/15	5,550,000	6,907,154	267,517
Microchip Technology, Inc., 2.13%, 12/15/37	10,650,000	16,378,540	375,459
Micron Technology, Inc., 3.13%, 05/01/32	4,025,000	5,668,515	2,146,536
Micron Technology, Inc., 2.13%, 02/15/33	1,375,000	2,203,283	155,109
Micron Technology, Inc., 1.50%, 08/01/31	400,000	706,010	33,985
Micron Technology, Inc., 1.88%, 06/01/14	11,825,000	12,857,096	2,197,680
Micron Technology, Inc., 2.38%, 05/01/32	4,850,000	5,207,445	4,116,070
Molina Healthcare, Inc., 3.75%, 10/01/14	1,875,000	2,392,116	(60,085)
Navistar International Corp., 3.00%, 10/15/14	875,000	898,553	52
Northgate Minerals Corp., 3.50%, 10/01/16	1,800,000	1,750,034	(2,909)
NorthStar Realty Finance Corp., 7.50%, 03/15/31	1,700,000	2,726,925	(14,040)
Nuance Communications, Inc., 2.75%, 11/01/31	600,000	677,471	(64,236)

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Omnicare, Inc., 3.50%, 02/15/44	$1,717,000	$993,240	$642,560
PHH Corp., 6.00%, 06/15/17	8,125,000	15,360,872	1,241,197
Photronics, Inc., 5.50%, 10/01/14	2,200,000	3,576,378	68,747
Powerwave Technologies, Inc., 2.75%, 07/15/41	3,900,000	585,000	(546,000)
priceline.com, Inc., 1.25%, 03/15/15	7,075,000	22,941,968	533,253
Protein Design Labs, Inc., 2.88%, 02/15/15	1,400,000	1,995,290	21,476
Radian Group, Inc., 2.25%, 03/01/19	4,150,000	5,967,063	94,488
Radian Group, Inc., 3.00%, 11/15/17	16,100,000	22,726,556	297,648
Regeneron Pharmaceuticals, Inc., 1.88%, 10/01/16	11,925,000	20,994,211	23,500,945
Regis Corp., 5.00%, 07/15/14	10,000,000	11,374,922	(261,335)
Rite Aid Corp., 8.50%, 05/15/15	300,000	500,037	99,283
Ryland Group, Inc./The, 1.63%, 05/15/18	5,750,000	8,087,878	302,942
Saks, Inc., 7.50%, 12/01/13	4,050,000	11,746,390	3,994
Salesforce.com, Inc., 0.75%, 01/15/15	20,100,000	47,044,404	1,880,799
Sequenom, Inc., 5.00%, 10/01/17	4,500,000	4,586,187	(218,375)
SL Green Operating Partnership LP, 3.00%, 10/15/17	15,150,000	18,806,054	(274,158)
Standard Pacific Corp., 1.25%, 08/01/32	4,275,000	5,174,932	108,200
Sterlite Industries India Ltd., 4.00%, 10/30/14	5,350,000	5,331,662	(1,962)
Stewart Enterprises, Inc., 3.13%, 07/15/14	25,000	30,990	51

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	September 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Stewart Information Services Corp., 6.00%, 10/15/14	$6,125,000	$14,996,041	$662,245
SunPower Corp., 4.75%, 04/15/14	2,775,000	2,998,781	213,461
SunPower Corp., 4.50%, 03/15/15	625,000	732,894	88,662
Terex Corp., 4.00%, 06/01/15	11,325,000	22,260,634	2,182,491
Titan International, Inc., 5.63%, 01/15/17	7,575,000	13,007,411	(664,535)
Titan Machinery, Inc., 3.75%, 05/01/19	2,785,000	2,584,260	(65,657)
TRW Automotive, Inc., 3.50%, 12/01/15	6,650,000	16,227,225	84,671
Tyson Foods, Inc., 3.25%, 10/15/13	11,850,000	20,920,771	(457,236)
United Rentals, Inc., 4.00%, 11/15/15	8,500,000	42,618,578	1,975,471
United States Steel Corp., 4.00%, 05/15/14	6,184,000	6,393,569	26,868
VeriSign, Inc., 3.25%, 08/15/37	27,135,000	41,767,326	811,581
ViroPharma, Inc., 2.00%, 03/15/17	6,675,000	11,593,587	2,717,673
Vishay Intertechnology, Inc., 2.25%, 11/15/40	7,175,000	7,621,002	(120,446)
Western Refining, Inc., 5.75%, 06/15/14	18,547,000	55,326,359	3,052,033
Xilinx, Inc., 3.13%, 03/15/37	13,400,000	21,901,201	(208,193)
XM Satellite Radio, Inc., 7.00%, 12/01/14	19,594,000	42,848,408	(129,406)

Total of Long Fixed Income Positions			52,181,015

Net Cash and Other Receivables/(Payables) (b)			17,243,007

Swaps, at Value			$49,111,177

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $224,374,537 at September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 95.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)
(cost $5,203,447)	5,203,447	$5,203,447

TOTAL INVESTMENTS - 95.8% (cost $5,203,447)		5,203,447

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2% (c)		230,223

NET ASSETS - 100.0%		$5,433,670

(a)	Represents annualized seven-day yield as of September 30, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	Includes appreciation/depreciation on forward foreign currency exchange and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contract outstanding as of September 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index Futures	12/20/2013	CHF	80,436	$(262)

Money Market Fund is pledged as collateral to brokers for total return swap contract in the amount of $1,170,000 at September 30, 2013.

Open futures contracts outstanding at September 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Barclays Capital	Amsterdam Index Futures	October 18, 2013	$103,774	$101,491	$(2,283)
3	Barclays Capital	CAC40 10 Euro Futures	October 18, 2013	169,365	168,267	(1,098)
2	Barclays Capital	FTSE 100 Index Futures	December 20, 2013	211,750	208,174	(3,576)
2	Barclays Capital	MSCI Singapore Index Futures	October 30, 2013	117,022	115,388	(1,634)
3	Barclays Capital	OMXS30 Index Futures	October 18, 2013	59,640	58,829	(811)
19	Barclays Capital	S&P 500 E-Mini Futures	December 20, 2013	1,599,303	1,590,585	(8,718)
1	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	December 19, 2013	142,397	141,838	(559)
1	Barclays Capital	SPI 200 Index Futures	December 19, 2013	122,320	121,814	(506)
2	Barclays Capital	TOPIX Index Futures	December 12, 2013	241,138	243,451	2,313

				2,766,709	2,749,837	(16,872)

Short Contracts:
3	Barclays Capital	Euro Stoxx 50 Index	December 20, 2013	(116,559)	(116,846)	(287)

				$2,650,150	$2,632,991	$(17,159)

Cash held as collateral with Barclays Capital for futures contracts was $125,248 at September 30, 2013.

Forward foreign currency exchange contracts outstanding as of September 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	AUD	95,000	$86,231	$88,176	$1,945
Canadian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	CAD	114,000	108,967	110,457	1,490
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	91,000	96,419	100,692	4,273
Danish Krone, Expiring 12/18/13	The Royal Bank of Scotland	DKK	72,000	12,821	13,069	248
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	238,000	314,142	322,044	7,902

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
(Continued)
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	150,000	$234,285	$242,697	$8,412
Hong Kong Dollar, Expiring 12/18/13	The Royal Bank of Scotland	HKD	252,000	32,500	32,497	(3)
Israeli Shekel, Expiring 12/18/13	The Royal Bank of Scotland	ILS	18,000	4,995	5,100	105
Japanese Yen, Expiring 12/18/13	The Royal Bank of Scotland	JPY	22,968,000	230,408	233,789	3,381
Norwegian Krone, Expiring 12/18/13	The Royal Bank of Scotland	NOK	56,000	9,392	9,286	(106)
New Zealand Dollar, Expiring 12/18/13	The Royal Bank of Scotland	NZD	2,000	1,579	1,652	73
Swedish Krona, Expiring 12/18/13	The Royal Bank of Scotland	SEK	231,000	34,541	35,879	1,338
Singapore Dollar, Expiring 12/18/13	The Royal Bank of Scotland	SGD	22,000	17,252	17,538	286

				1,183,532	1,212,876	29,344

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	AUD	(1,000)	(907)	(928)	(21)
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	(1,000)	(1,068)	(1,107)	(39)
Danish Krone, Expiring 12/18/13	The Royal Bank of Scotland	DKK	(4,000)	(707)	(726)	(19)
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	(4,000)	(5,271)	(5,412)	(141)
Hong Kong Dollar, Expiring 12/18/13	The Royal Bank of Scotland	HKD	(4,000)	(516)	(516)	–
Japanese Yen, Expiring 12/18/13	The Royal Bank of Scotland	JPY	(48,000)	(482)	(489)	(7)
Singapore Dollar, Expiring 12/18/13	The Royal Bank of Scotland	SGD	(1,000)	(783)	(797)	(14)

				(9,734)	(9,975)	(241)

				$1,173,798	$1,202,901	$29,103

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at September 30, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	07/22/2014 - 08/22/2014	$31,132

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Arrium Ltd.	36,516	$32,214	$9,468
BlueScope Steel Ltd.	6,513	30,468	(2,011)
Caltex Australia Ltd.	895	15,466	(3)
JB Hi-Fi Ltd.	1,199	21,187	2,254
Leighton Holdings Ltd.	862	14,927	569
Macquarie Group Ltd.	861	35,744	2,830
Myer Holdings Ltd.	2,499	5,851	239
Seven West Media Ltd.	2,143	4,354	448
Tabcorp Holdings Ltd.	4,930	15,555	(463)
Tatts Group Ltd.	3,265	10,052	(608)
Telstra Corp Ltd.	6,845	30,944	818
Treasury Wine Estates Ltd.	10,080	45,195	(3,573)

			9,968

China
MGM China Holdings Ltd.	18,000	50,675	9,191
Wynn Macau Ltd.	4,000	10,576	3,097

			12,288

Hong Kong
Chow Tai Fook Jewellery Group Ltd.	5,200	7,165	292
CLP Holdings Ltd.	1,000	8,224	(79)
Galaxy Entertainment Group Ltd.	2,000	10,760	3,294
Hang Seng Bank Ltd.	300	4,801	91
MTR Corp Ltd.	13,500	50,823	2,628
Noble Group Ltd.	44,000	31,832	832
Power Assets Holdings Ltd.	500	4,447	29
SJM Holdings Ltd.	19,000	45,252	8,286

			15,373

Japan
Aisin Seiki Co., Ltd.	900	36,904	1,680
Ajinomoto Co., Inc.	1,000	14,092	(935)
Asahi Kasei Corp.	2,000	13,560	1,545
Bridgestone Corp.	100	3,427	238
Calsonic Kansei Corp.	3,000	15,122	989
Central Japan Railway Co.	400	53,095	(1,753)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Chubu Electric Power Co, Inc.	2,500	$36,294	$(1,953)
Chugai Pharmaceutical Co., Ltd.	200	4,279	(166)
CyberAgent, Inc.	400	8,821	2,258
Dai Nippon Printing Co., Ltd.	4,000	38,597	3,812
Daihatsu Motor Co., Ltd.	2,000	42,093	(3,226)
Daiichi Sankyo Co., Ltd.	400	6,986	279
Daiwa Securities Group, Inc.	1,000	8,773	252
Dena Co., Ltd.	900	17,975	344
Dowa Holdings Co., Ltd.	1,000	9,131	994
Ebara Corp.	5,000	29,642	(1,530)
Electric Power Development Co., Ltd.	500	16,801	(476)
Fuji Electric Co., Ltd.	14,000	53,740	3,529
Fuji Heavy Industries Ltd.	3,000	82,022	1,575
Fuji Media Holdings, Inc.	1,600	31,055	4,184
FUJIFILM Holdings Corp.	600	14,173	286
Furukawa Electric Co., Ltd.	9,000	20,013	803
Hino Motors Ltd.	2,000	34,533	(4,893)
Honda Motor Co., Ltd.	300	11,717	(250)
Hoya Corp.	600	13,624	569
Isuzu Motors Ltd.	7,000	55,880	(9,477)
ITOCHU Corp.	2,000	25,243	(605)
JGC Corp.	1,000	36,184	20
JSR Corp.	800	16,107	(1,222)
Kajima Corp.	2,000	7,633	513
Kakaku.com, Inc.	1,200	24,068	3,985
Kao Corp.	600	20,902	(2,165)
Kawasaki Kisen Kaisha Ltd.	9,000	21,255	(53)
KYB Co., Ltd.	4,000	21,292	4,668
LIXIL Group Corp.	900	21,698	(3,144)
Makita Corp.	100	5,151	675
Marubeni Corp.	4,000	29,270	2,364
Mitsubishi Electric Corp.	1,000	11,099	(548)
Mitsubishi Heavy Industries Ltd.	4,000	26,504	(3,437)
Mitsubishi Materials Corp.	3,000	10,743	1,687

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Motors Corp.	1,000	$10,777	$333
Mitsubishi Tanabe Pharma Corp.	1,100	15,805	(367)
Mitsui Engineering & Shipbuilding Co., Ltd.	14,000	26,822	2,011
Mitsui Mining & Smelting Co., Ltd.	5,000	11,955	2,624
Namco Bandai Holdings, Inc.	1,100	18,909	1,661
NET One Systems Co., Ltd.	3,400	28,329	(2,545)
Nippon Telegraph & Telephone Corp.	100	5,177	28
Nisshinbo Holdings, Inc.	1,000	8,161	119
Nomura Research Institute Ltd.	1,000	34,486	254
Omron Corp.	1,700	53,667	7,913
Osaka Gas Co., Ltd.	3,000	13,268	(479)
Otsuka Holdings Co., Ltd.	500	17,581	(3,083)
Resona Holdings, Inc.	8,300	43,555	(943)
Rohm Co., Ltd.	300	12,692	(321)
Ryohin Keikaku Co., Ltd.	400	35,796	363
Secom Co., Ltd.	400	23,126	1,946
Sekisui Chemical Co., Ltd.	4,000	43,011	(2,210)
Shimamura Co., Ltd.	100	12,405	(2,448)
Shinko Electric Industries Co., Ltd.	3,400	37,466	(1,564)
Shinsei Bank Ltd.	8,000	19,243	282
Showa Shell Sekiyu KK	1,700	17,597	1,448
Softbank Corp.	100	6,119	825
Sojitz Corp.	4,700	8,713	516
Sumitomo Electric Industries Ltd.	900	12,322	768
Sumitomo Metal Mining Co., Ltd.	1,000	12,618	1,592
Sumitomo Osaka Cement Co., Ltd.	7,000	25,448	2,766
Sumitomo Rubber Industries Ltd.	1,600	28,777	(4,012)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Suzuki Motor Corp.	2,000	$50,992	$(2,788)
Taisei Corp.	13,000	54,017	9,968
Takashimaya Co., Ltd.	3,000	29,775	(1,562)
Tokyo Gas Co., Ltd.	7,000	40,521	(2,127)
Tosoh Corp.	5,000	19,196	1,487
TOTO Ltd.	3,000	32,679	9,404
Toyo Seikan Group Holdings Ltd.	2,100	37,265	4,121
Toyo Suisan Kaisha Ltd.	1,000	33,521	(4,160)
Yahoo Japan Corp.	3,700	20,139	914
Yamato Holdings Co., Ltd.	700	15,531	278
Yokogawa Electric Corp.	400	5,395	318
Zeon Corp.	1,000	11,779	1,046

			25,792

Korea, Republic of
Woori Europe Dividend Securities Investment Trust 1—Equity	7,000	42,048	(889)

New Zealand
Telecom Corp of New Zealand Ltd.	26,764	48,049	3,148

Singapore
Fraser and Neave Ltd.	2,000	8,870	60

United Kingdom
AMEC PLC	1,648	28,396	236
Antofagasta PLC	2,131	29,287	(1,065)
ARM Holdings PLC	1,080	15,545	1,741
BAE Systems PLC	6,871	47,714	2,787
British Sky Broadcasting Group PLC	1,390	18,835	738
Centrica PLC	3,548	21,893	(659)
Eurasian Natural Resources Corp. PLC	1,352	4,613	38
InterContinental Hotels Group PLC	162	5,208	(479)
Man Group PLC	13,679	19,729	(1,167)
Marks & Spencer Group PLC	4,895	37,109	2,223
Next PLC	378	29,182	2,401
Petrofac Ltd.	182	3,766	369
Rexam PLC	4,277	34,151	(822)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Rolls-Royce Holdings PLC	91	$1,738	$(101)
Serco Group PLC	2,297	22,977	(2,654)
Smiths Group PLC	1,462	32,535	531
Whitbread PLC	507	26,448	(2,127)

			1,990

United States
Sims Metal Management Ltd.	3,932	33,316	1,622

Total of Long Equity Positions			69,352

Short Positions

Australia
AMP Ltd.	(2,559)	(10,935)	(81)
Asciano Ltd.	(9,239)	(45,398)	(4,934)
Cochlear Ltd.	(657)	(36,790)	(318)
Iluka Resources Ltd.	(434)	(4,600)	(54)
Qantas Airways Ltd.	(25,925)	(32,713)	(3,026)
QBE Insurance Group Ltd.	(2,379)	(36,497)	3,917
Seek Ltd.	(4,586)	(41,255)	(9,603)
Toll Holdings Ltd.	(2,727)	(14,321)	(533)
UGL Ltd.	(6,971)	(50,690)	(3,394)
Whitehaven Coal Ltd.	(5,277)	(10,039)	134

			(17,892)

China
AAC Technologies Holdings, Inc.	(500)	(2,326)	46

Hong Kong
ASM Pacific Technology Ltd.	(4,500)	(47,762)	2,049
Cathay Pacific Airways Ltd.	(3,000)	(5,431)	(453)
Hong Kong & China Gas Co., Ltd.	(6,000)	(14,916)	472
Hutchison Whampoa Ltd.	(1,000)	(10,920)	(1,074)
Li & Fung Ltd.	(32,000)	(45,865)	(746)
Luk Fook Holdings International Ltd.	(3,000)	(8,395)	(984)
Sands China Ltd.	(4,000)	(20,819)	(3,943)
Xinyi Glass Holdings Ltd.	(48,000)	(43,071)	(1,207)

			(5,886)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan
Advantest Corp.	(2,800)	$(45,420)	$12,923
Aeon Co., Ltd.	(1,200)	(16,656)	93
Alps Electric Co., Ltd.	(1,200)	(9,892)	167
Asahi Group Holdings Ltd.	(500)	(13,818)	655
Canon, Inc.	(800)	(27,197)	1,581
Capcom Co., Ltd.	(500)	(8,975)	(653)
Casio Computer Co., Ltd.	(3,600)	(33,800)	377
Credit Saison Co., Ltd.	(700)	(17,491)	(1,571)
Daikin Industries Ltd.	(700)	(33,038)	(4,324)
Dainippon Screen Manufacturing Co., Ltd.	(8,000)	(45,682)	1,577
Denso Corp.	(100)	(4,962)	270
Disco Corp.	(100)	(5,947)	202
Eisai Co., Ltd.	(200)	(8,671)	531
Fast Retailing Co., Ltd.	(100)	(35,962)	(1,753)
GS Yuasa Corp.	(6,000)	(26,676)	(8,306)
Hitachi Construction Machinery Co., Ltd.	(600)	(12,357)	(1,145)
Hitachi Ltd.	(3,000)	(20,383)	504
Ibiden Co., Ltd.	(1,500)	(24,964)	347
Isetan Mitsukoshi Holdings Ltd.	(3,900)	(59,556)	1,575
Kansai Electric Power Co., Inc./The	(400)	(6,048)	902
Kawasaki Heavy Industries Ltd.	(2,000)	(7,584)	(1,126)
Kobe Steel Ltd.	(11,000)	(17,017)	(3,487)
Komatsu Ltd.	(1,300)	(30,675)	(1,785)
Konami Corp.	(1,800)	(41,330)	(292)
K’s Holdings Corp.	(300)	(11,098)	2,887
Kyushu Electric Power Co., Inc.	(3,100)	(48,258)	3,902
Marui Group Co., Ltd.	(3,800)	(41,612)	5,908
Minebea Co., Ltd.	(6,000)	(24,127)	(6,585)
Mitsubishi Corp.	(300)	(5,768)	(323)
Mitsubishi Gas Chemical Co., Inc.	(1,000)	(7,665)	(762)
Mitsui Chemicals, Inc.	(14,000)	(35,368)	(3,153)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsui OSK Lines Ltd.	(6,000)	$(25,591)	$(1,588)
Mizuho Financial Group, Inc.	(5,400)	(11,501)	(238)
Nabtesco Corp.	(400)	(8,402)	(1,374)
NGK Insulators Ltd.	(1,000)	(14,091)	(1,144)
Nidec Corp.	(500)	(37,044)	(5,083)
Nikon Corp.	(1,800)	(35,468)	3,916
Nippon Electric Glass Co., Ltd.	(7,000)	(36,904)	(687)
Nippon Sheet Glass Co., Ltd.	(33,000)	(37,507)	(5,021)
Nippon Steel & Sumitomo Metal Corp.	(6,000)	(18,458)	(1,978)
Nissan Motor Co., Ltd.	(4,900)	(54,494)	5,040
Nomura Holdings, Inc.	(3,600)	(28,247)	89
NTN Corp.	(9,000)	(31,555)	(9,280)
Obayashi Corp.	(7,000)	(40,528)	(1,360)
Odakyu Electric Railway Co., Ltd.	(3,000)	(31,261)	1,397
Rakuten, Inc.	(1,000)	(12,219)	(2,961)
Ricoh Co., Ltd.	(2,000)	(24,915)	1,740
Sankyo Co., Ltd.	(200)	(9,595)	(184)
Sanrio Co., Ltd.	(200)	(10,297)	(2,031)
Sega Sammy Holdings, Inc.	(200)	(5,349)	(422)
Shikoku Electric Power Co., Inc.	(2,500)	(49,340)	6,756
Shimizu Corp.	(10,000)	(44,544)	(4,316)
Shiseido Co., Ltd.	(1,000)	(15,166)	(2,845)
Square Enix Holdings Co., Ltd.	(300)	(3,972)	(791)
Start Today Co., Ltd.	(400)	(8,549)	(2,750)
Sumco Corp.	(2,600)	(28,011)	6,797
Sumitomo Mitsui Financial Group, Inc.	(200)	(9,225)	(460)
Taiheiyo Cement Corp.	(3,000)	(11,219)	(1,900)
Takeda Pharmaceutical Co., Ltd.	(300)	(14,176)	7
TDK Corp.	(1,000)	(38,374)	(1,021)
Terumo Corp.	(900)	(46,998)	666
Toshiba Corp.	(10,000)	(43,618)	(1,449)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Toyota Industries Corp.	(200)	$(9,063)	$403
Toyota Motor Corp.	(100)	(6,259)	(154)
Unicharm Corp.	(100)	(5,311)	(541)
UNY Group Holdings Co., Ltd.	(7,600)	(49,711)	601
Yakult Honsha Co., Ltd.	(500)	(21,504)	(3,600)
Yamada Denki Co., Ltd.	(8,000)	(36,073)	12,410
Yamaha Motor Co., Ltd.	(2,700)	(39,155)	(557)

			(14,777)

Singapore
Genting Singapore PLC	(12,000)	(16,262)	(999)
Golden Agri-Resources Ltd.	(29,000)	(12,082)	56
Keppel Corp. Ltd.	(4,000)	(34,345)	1,091
Keppel REIT	(320)	(321)	(313)
Singapore Telecommunications Ltd.	(15,000)	(41,900)	(2,772)

			(2,937)

United Kingdom
Admiral Group PLC	(597)	(13,227)	1,318
Aggreko PLC	(2,422)	(69,674)	6,823
Aviva PLC	(799)	(4,706)	(423)
Carnival PLC	(618)	(24,649)	3,711
Croda International PLC	(610)	(25,627)	(565)
G4S PLC	(5,564)	(21,172)	(1,749)
GKN PLC	(5,858)	(31,869)	(540)
Imperial Tobacco Group PLC	(181)	(6,531)	(160)
Inmarsat PLC	(1,878)	(20,765)	(776)
International Consolidated Airlines Group SA	(10,231)	(45,895)	(10,107)
Intertek Group PLC	(112)	(5,525)	(473)
Johnson Matthey PLC	(940)	(42,033)	(681)
Lloyds Banking Group PLC	(7,750)	(8,723)	(504)
Pearson PLC	(540)	(11,093)	103
Weir Group PLC/The	(134)	(4,812)	(239)

			(4,262)

Total of Short Equity Positions			(45,708)

Total of Long and Short Equity Positions			23,644

Net Cash and Other Receivables/ (Payables) (b)			7,488

Swaps, at Value			$31,132

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $400,000 at September 30, 2013.

Total Return Basket Swaps* Outstanding at September 30, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	12/27/2013 – 09/20/2014	$64,824

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2013.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Belgium
Anheuser-Busch InBev NV	138	$13,922	$(232)
Delhaize Group SA	524	33,047	(23)

			(255)

Bermuda
Assured Guaranty Ltd.	1,400	27,650	(1,400)
Axis Capital Holdings Ltd.	300	13,044	(51)
Marvell Technology Group Ltd.	2,600	32,942	(3,042)
Signet Jewelers Ltd.	400	27,684	976
Validus Holdings Ltd.	200	7,300	96

			(3,421)

Canada
Alimentation Couche Tard, Inc.	300	18,348	356
Blackberry Ltd.	812	8,576	(2,191)
Bombardier, Inc.	9,927	47,801	(1,638)
Canadian National Railway Co.	164	16,407	210
Canadian Oil Sands Ltd.	300	5,825	(12)
Canadian Tire Corp., Ltd.	558	50,006	(585)
Domtar Corp.	200	15,438	446

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Canada (continued)
Gildan Activewear, Inc.	816	$38,152	$(285)
HudBay Minerals, Inc.	864	7,038	33
Imperial Oil Ltd.	300	13,002	172
Magna International, Inc.	1,063	88,978	(1,310)
Methanex Corp.	194	9,796	164
Metro, Inc.	235	14,993	(294)
Open Text Corp.	134	9,771	242
Precision Drilling Corp.	1,800	18,942	(1,083)
Rogers Communications, Inc.	229	9,569	278
Teck Resources Ltd.	988	27,367	(817)
Tim Hortons, Inc.	100	5,754	46

			(6,268)

China
Sohu.com, Inc.	600	40,656	6,642

Denmark
Carlsberg A/S	104	10,922	(203)
Coloplast A/S	444	25,200	89
DSV A/S	179	5,211	(132)
Novo Nordisk A/S	184	31,456	(293)
Vestas Wind Systems A/S	1,561	35,093	4,226

			3,687

Finland
Fortum OYJ	494	11,075	76
Neste Oil OYJ	1,667	37,935	(1,040)

			(964)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France
Bouygues SA	1,399	$50,943	$267
Cap Gemini SA	107	6,448	(85)
Cie Generale des Etablissements Michelin	44	4,672	207
Danone SA	778	59,374	(796)
Electricite de France SA	1,317	38,262	3,397
European Aeronautic Defence and Space Co. NV	879	53,638	2,374
Eutelsat Communications SA	769	23,873	432
Iliad SA	135	32,132	(641)
Lagardere SCA	1,274	40,376	1,002
L’Oreal SA	119	20,398	28
Safran SA	118	7,085	183
Suez Environnement Co.	2,740	46,055	(1,581)
Total SA	866	49,654	541
Vinci SA	344	19,687	340
Vivendi SA	1,191	27,945	(548)

			5,120

Germany
Brenntag AG	111	18,508	(30)
Deutsche Lufthansa AG	2,816	52,770	2,165
Deutsche Post AG	1,364	43,577	1,664
Deutsche Telekom AG	6,612	88,940	6,824
E.ON SE	2,731	50,761	(2,162)
Hannover Rueck SE	109	8,206	(196)
HeidelbergCement AG	325	25,244	(131)
Henkel AG & Co. KGaA	45	4,596	42
Merck KGaA	362	56,223	279
Metro AG	820	33,047	(484)
Muenchener Rueckversicherungs AG	66	13,027	(125)
Porsche Automobil Holding SE	427	39,384	(2,110)
RWE AG	225	7,765	(110)
Salzgitter AG	127	5,436	(160)
Symrise AG	370	16,785	(395)
ThyssenKrupp AG	718	16,408	787

			5,858

Ireland
Covidien PLC	100	6,172	(78)
Seagate Technology PLC	900	37,134	2,232

			2,154

Italy
Enel Green Power SpA	13,679	31,215	(1,849)
Enel SpA	4,185	15,989	80
Eni SpA	1,389	32,938	(1,008)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Italy (continued)
Mediaset SpA	227	$1,039	$(118)
Prysmian SpA	1,551	36,559	1,472
Snam SpA	1,648	8,063	289
Terna Rete Elettrica Nazionale SpA	6,877	30,630	416

			(718)

Netherlands
Koninklijke Ahold NV	6,932	121,021	(923)
Koninklijke Philips NV	1,810	59,821	(1,428)
Reed Elsevier NV	2,135	42,994	(62)

			(2,413)

Norway
Petroleum Geo-Services ASA	333	4,520	(404)
Statoil ASA	1,908	42,479	857
Telenor ASA	2,057	45,656	1,354
TGS Nopec Geophysical Co. ASA	662	21,030	(1,542)
Yara International ASA	203	8,230	152

			417

Panama
Copa Holdings SA	100	13,995	(128)

Singapore
Avago Technologies Ltd.	300	12,036	900
Flextronics International Ltd.	700	6,433	(70)

			830

Spain
ACS Actividades de Construccion y Servicios SA	1,470	46,437	373
Enagas SA	280	6,709	153
Ferrovial SA	1,551	28,116	(182)
Gas Natural SDG SA	1,917	39,379	700
Iberdrola SA	4,446	25,565	278
Repsol SA	572	14,100	82
Tecnicas Reunidas SA	213	10,157	(401)
Telefonica SA	444	6,770	132

			1,135

Sweden
Electrolux AB	1,454	40,158	(2,508)
Securitas AB	3,804	43,356	82
Skanska AB	851	16,724	(345)
Swedish Match AB	192	6,964	(191)
Tele2 AB	884	11,354	(53)
Telefonaktiebolaget LM Ericsson	1,243	17,301	(746)

			(3,761)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland
Givaudan SA	3	$4,340	$45
Noble Corp.	200	7,744	(190)
Novartis AG	345	26,553	(16)
Roche Holding AG	317	82,536	3,014
Swisscom AG	27	12,953	21
TE Connectivity Ltd.	600	32,106	(1,038)
Tyco International Ltd.	300	10,581	(87)

			1,749

United States
Abbott Laboratories	1,000	34,970	(1,780)
Abercrombie & Fitch Co.	900	34,587	(2,754)
Activision Blizzard, Inc.	2,600	44,616	(1,274)
Aetna, Inc.	100	6,775	(373)
Aflac, Inc.	300	18,666	(69)
AGCO Corp.	500	29,580	630
Akamai Technologies, Inc.	400	20,632	48
Alaska Air Group, Inc.	700	43,666	168
Allstate Corp./The	700	35,833	(448)
Amdocs Ltd.	200	7,430	(102)
American Eagle Outfitters, Inc.	1,300	19,656	(1,469)
AmerisourceBergen Corp.	600	36,954	(294)
Amgen, Inc.	500	57,865	(1,895)
Apollo Group, Inc.	700	14,721	(154)
Applied Materials, Inc.	1,900	30,229	3,097
Archer-Daniels-Midland Co.	600	22,296	(192)
Ares Capital Corp.	1,200	20,928	(180)
Assurant, Inc.	700	39,305	(1,435)
Atmel Corp.	1,400	10,934	(518)
Autodesk, Inc.	300	11,793	558
Avery Dennison Corp.	200	8,836	(132)
Avnet, Inc.	1,100	45,551	330
Baxter International, Inc.	400	28,632	(2,356)
Best Buy Co., Inc.	200	7,790	(290)
Big Lots, Inc.	600	22,524	(270)
Biogen Idec, Inc.	100	24,005	71
Boeing Co./The	100	11,711	39
Boston Scientific Corp.	2,800	33,320	(448)
Brinker International, Inc.	200	8,404	(298)
Broadcom Corp.	200	5,488	(286)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Brocade Communications Systems, Inc.	7,200	$56,016	$1,944
CA, Inc.	1,600	48,960	(1,488)
Cabot Oil & Gas Corp.	200	7,642	(178)
Capital One Financial Corp.	300	20,736	(114)
Cardinal Health, Inc.	500	26,785	(710)
CareFusion Corp.	1,000	38,190	(1,290)
Carter’s, Inc.	500	37,570	375
CBS Corp.	100	5,639	(123)
Celgene Corp.	200	29,408	1,378
Centene Corp.	100	6,078	318
CF Industries Holdings, Inc.	100	20,076	1,007
Cheesecake Factory, Inc./The	100	4,427	(32)
Chevron Corp.	100	12,434	(284)
Chico’s FAS, Inc.	1,200	20,268	(276)
Children’s Place Retail Stores, Inc./The	300	17,103	255
Chubb Corp./The	100	8,876	50
Cigna Corp.	400	33,488	(2,744)
Cintas Corp.	100	5,049	71
Cisco Systems, Inc.	1,300	31,681	(1,235)
Coach, Inc.	700	38,696	(525)
Coca-Cola Enterprises, Inc.	1,300	53,040	(767)
Comcast Corp.	300	13,335	210
Community Health Systems, Inc.	100	4,185	(35)
Computer Sciences Corp.	800	42,408	(1,016)
Corning, Inc.	1,000	14,650	(60)
Crocs, Inc.	2,500	33,800	225
Cubist Pharmaceuticals, Inc.	600	38,646	(516)
Cummins, Inc.	100	13,196	91
CVR Energy, Inc.	700	28,070	(1,106)
CVS Caremark Corp.	100	6,101	(426)
Dana Holding Corp.	2,100	47,103	861
Dean Foods Co.	250	4,900	(75)
Dell, Inc.	400	5,540	(32)
Delta Air Lines, Inc.	2,900	67,628	783

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
DeVry, Inc.	200	$6,338	$(226)
Dillard’s, Inc.	700	56,924	(2,114)
Discover Financial Services	600	31,554	(1,230)
Domino’s Pizza, Inc.	100	6,686	109
DSW, Inc.	100	8,327	205
Eli Lilly & Co.	600	32,298	(2,100)
F5 Networks, Inc.	100	9,163	(587)
Fidelity National Financial, Inc.	800	20,416	864
Fifth Third BanCorp.	2,100	38,955	(1,071)
First Solar, Inc.	900	34,659	1,530
Flowserve Corp.	400	24,620	336
Fluor Corp.	200	13,608	584
Foot Locker, Inc.	800	26,688	464
Fossil Group, Inc.	400	45,924	572
Franklin Resources, Inc.	600	30,324	6
Gannett Co, Inc.	1,800	46,332	1,890
Gap, Inc./The	1,200	50,508	(2,172)
Gentex Corp.	600	15,282	72
Genworth Financial, Inc.	2,800	34,104	1,708
Goodyear Tire & Rubber Co./The	1,800	39,564	846
H&R Block, Inc.	1,200	32,880	(888)
Hanesbrands, Inc.	700	44,492	(875)
Harris Corp.	800	47,192	248
Health Net, Inc.	900	30,267	(1,737)
Helmerich & Payne, Inc.	600	41,406	(36)
Hess Corp.	300	23,337	(135)
Hewlett-Packard Co.	200	4,334	(138)
HollyFrontier Corp.	700	29,092	385
Humana, Inc.	200	19,920	(1,254)
Huntsman Corp.	1,400	27,300	1,554
IAC/InterActiveCorp.	400	21,448	420
Illinois Tool Works, Inc.	100	7,549	78
Ingredion, Inc.	300	19,881	(30)
Intel Corp.	600	14,244	(492)
InvesCo, Ltd.	500	15,835	115
ITT Corp.	300	10,632	153
Jabil Circuit, Inc.	2,000	47,240	(3,880)
Jacobs Engineering Group, Inc.	100	5,886	(68)
Johnson & Johnson	400	35,624	(948)
Kennametal, Inc.	100	4,614	(54)
KeyCorp.	1,000	12,120	(720)
KLA-Tencor Corp.	600	37,008	(498)
Kroger Co./The	1,200	48,660	(252)
Lexmark International, Inc.	700	23,625	(525)
Lincoln National Corp.	500	22,465	(1,470)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LSI Corp.	2,900	$22,910	$(232)
LyondellBasell Industries NV	900	65,412	495
Macy’s, Inc.	600	27,030	(1,068)
Manpowergroup, Inc.	900	67,662	(2,196)
Marathon Oil Corp.	700	25,151	(735)
Mattel, Inc.	300	12,636	(78)
Maxim Integrated Products, Inc.	800	23,448	392
McKesson Corp.	200	26,216	(556)
Medtronic, Inc.	1,100	59,334	(759)
Men’s Wearhouse, Inc./The	800	26,968	272
MetLife, Inc.	200	9,976	(586)
Micron Technology, Inc.	400	6,736	252
Microsoft Corp.	1,400	46,102	532
Mohawk Industries, Inc.	100	13,000	25
National Oilwell Varco, Inc.	100	7,890	(79)
Newell Rubbermaid, Inc.	1,100	29,524	726
Northrop Grumman Corp.	700	69,125	(2,443)
Nu Skin Enterprises, Inc.	200	18,908	240
NVIDIA Corp.	2,200	34,892	(660)
Occidental Petroleum Corp.	100	9,098	256
Oceaneering International, Inc.	300	25,026	(654)
Oil States International, Inc.	500	51,305	425
Old Republic International Corp.	1,000	14,900	500
Omnicare, Inc.	200	11,232	(132)
ON Semiconductor Corp.	1,400	10,514	(294)
Oracle Corp.	1,100	36,586	(99)
Patterson-UTI Energy, Inc.	2,100	44,037	861
Pfizer, Inc.	1,200	34,368	84
Polycom, Inc.	4,200	45,402	462
PulteGroup, Inc.	2,600	44,200	(1,300)
Ralph Lauren Corp.	100	16,668	(195)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Raytheon Co.	300	$24,078	$(957)
Regal-Beloit Corp.	400	26,156	1,016
Regions Financial Corp.	2,600	25,064	(988)
Reinsurance Group of America, Inc.	400	26,820	(24)
Reliance Steel & Aluminum Co.	400	29,400	(92)
Robert Half International, Inc.	900	34,830	297
Rock Tenn Co.	400	46,708	(6,200)
Ross Stores, Inc.	100	7,117	163
Rovi Corp.	1,600	28,304	2,368
Ryder System, Inc.	500	30,055	(205)
Schlumberger Ltd.	200	17,548	124
Southwest Airlines Co.	4,300	61,146	1,462
State Street Corp.	800	55,280	(2,680)
Stryker Corp.	300	21,405	(1,128)
Superior Energy Services, Inc.	1,500	38,970	(1,410)
Symantec Corp.	1,700	43,010	(935)
Synopsys, Inc.	200	7,528	12
Terex Corp.	600	19,764	396
Tesoro Corp.	700	31,906	(1,120)
Thermo Fisher Scientific, Inc.	100	9,329	(114)
Tidewater, Inc.	100	5,864	65
Time Warner Cable, Inc.	300	34,053	(573)
Time Warner, Inc.	200	12,580	582
Timken Co.	500	31,595	(1,395)
TJX Cos, Inc.	300	16,782	135
Travelers Cos, Inc./The	600	50,922	(60)
Trinity Industries, Inc.	100	4,536	(1)
TRW Automotive Holdings Corp.	900	64,638	(459)
Tupperware Brands Corp.	200	17,274	—
Twenty-First Century Fox, Inc.	600	19,554	546
Tyson Foods, Inc.	500	15,135	(995)
Union Pacific Corp.	200	31,488	(420)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Therapeutics Corp.	100	$7,958	$(73)
Universal Health Services, Inc.	100	7,283	216
Unum Group	1,100	34,551	(1,067)
Urban Outfitters, Inc.	200	7,624	(270)
URS Corp.	100	5,486	(111)
Valero Energy Corp.	1,100	38,060	(495)
Viacom, Inc.	300	24,942	132
WABCO Holdings, Inc.	100	8,624	(198)
Waddell & Reed Financial, Inc.	600	31,182	(294)
WellPoint, Inc.	400	35,308	(1,864)
Wells Fargo & Co.	1,000	42,850	(1,530)
Western Digital Corp.	900	58,581	(1,521)
Whirlpool Corp.	700	100,121	2,387
Whole Foods Market, Inc.	300	17,442	108
WR Grace & Co.	100	8,726	14
Yahoo!, Inc.	2,200	66,000	6,952

			(45,649)

Total of Long Equity Positions			(35,985)

Short Positions

Belgium
Solvay SA	(33)	(5,052)	102

Bermuda
Energy XXI Bermuda Ltd.	(400)	(11,048)	(1,032)
Nabors Industries Ltd.	(600)	(9,696)	60

			(972)

Canada
Calfrac Well Services Ltd.	(100)	(3,252)	214
Cameco Corp.	(449)	(8,927)	828
Canadian Natural Resources Ltd.	(136)	(4,302)	28
Canadian Pacific Railway Ltd.	(90)	(11,358)	253
Canadian Utilities Ltd.	(320)	(10,892)	(115)
Cenovus Energy, Inc.	(513)	(15,125)	(184)
CGI Group, Inc.	(1,295)	(45,800)	351
Enbridge, Inc.	(157)	(6,490)	(67)
Enerplus Corp.	(600)	(10,422)	468
Finning International, Inc.	(654)	(14,280)	(762)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Canada (continued)
First Quantum Minerals Ltd.	(2,623)	$(48,333)	$(508)
Lululemon Athletica, Inc.	(700)	(49,154)	(2,009)
Lundin Mining Corp.	(3,205)	(14,468)	373
Pan American Silver Corp.	(281)	(3,105)	137
Pengrowth Energy Corp.	(5,101)	(29,812)	(198)
Penn West Petroleum Ltd.	(2,400)	(28,248)	1,536
Potash Corp of Saskatchewan, Inc.	(162)	(5,261)	195
Power Financial Corp.	(748)	(23,761)	487
SNC-Lavalin Group, Inc.	(598)	(24,221)	(365)
Sun Life Financial, Inc.	(739)	(24,092)	488
Toronto-Dominion Bank/The	(192)	(17,043)	(244)
TransAlta Corp.	(2,543)	(33,155)	123
Trican Well Service Ltd.	(1,525)	(21,452)	710

			1,739

Denmark
Novozymes A/S	(1,089)	(40,732)	(946)

Finland
Nokian Renkaat OYJ	(922)	(47,013)	137
Stora Enso OYJ	(2,560)	(23,532)	1,823

			1,960

France
Accor SA	(419)	(17,633)	222
Air France-KLM	(2,130)	(20,454)	(756)
Alstom SA	(908)	(33,679)	1,363
Arkema SA	(123)	(13,926)	219
CGG	(2,097)	(53,746)	5,406
Edenred	(228)	(7,033)	(375)
GDF Suez	(848)	(20,883)	(373)
Hermes International	(58)	(21,103)	220
Lafarge SA	(545)	(38,746)	718
LVMH Moet Hennessy Louis Vuitton SA	(27)	(5,248)	(72)
Orange SA	(445)	(5,228)	(344)
Technip SA	(39)	(4,724)	145
Vallourec SA	(801)	(53,690)	5,694
Veolia Environnement SA	(4,301)	(76,795)	3,267

			15,334

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany
Bayerische Motoren Werke AG	(215)	$(23,322)	$200
Commerzbank AG	(5,789)	(73,826)	7,155
Continental AG	(47)	(7,822)	(146)
Daimler AG	(600)	(46,246)	(536)
Fresenius Medical Care AG & Co. KGaA	(139)	(9,078)	41
Infineon Technologies AG	(4,043)	(40,816)	296
Kloeckner & Co. SE	(3,058)	(43,022)	1,588
LANXESS AG	(139)	(9,664)	640
MAN SE	(225)	(26,526)	(300)
ProSiebenSat.1 Media AG	(324)	(13,733)	(38)
SAP AG	(643)	(47,687)	134
Siemens AG	(54)	(6,471)	(41)

			8,993

Ireland
Jazz Pharmaceuticals PLC	(200)	(18,044)	(350)

Italy
Pirelli & C. SpA	(4,790)	(61,761)	(610)
Telecom Italia SpA	(3,856)	(3,112)	(61)
Tod’s SpA	(77)	(14,345)	(83)

			(754)

Korea, Republic of
Hana UBS Global REITs Fund of Funds	(2,414)	(42,090)	2,156

Luxembourg
ArcelorMittal	(2,368)	(34,194)	1,727

Netherlands
ASML Holding NV	(616)	(57,505)	(3,341)
CNH Industrial NV	(2,692)	(34,234)	(291)
Core Laboratories NV	(100)	(16,419)	(502)
PostNL NV	(10,093)	(41,266)	(2,388)
Royal Imtech NV	(9,287)	(27,970)	2,709

			(3,813)

Norway
Aker Solutions ASA	(2,179)	(32,671)	2,073
Marine Harvest ASA	(41,396)	(40,839)	(3,369)
Orkla ASA	(2,536)	(18,994)	519
Storebrand ASA	(3,498)	(21,672)	2,285

			1,508

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain
Amadeus IT Holding SA	(238)	$(8,216)	$(223)
Inditex SA	(377)	(56,210)	(1,943)
Obrascon Huarte Lain SA	(794)	(30,265)	121
Red Electrica Corp. SA	(393)	(22,077)	(292)

			(2,337)

Sweden
Elekta AB	(1,950)	(32,011)	569
Hennes & Mauritz AB	(145)	(5,956)	(344)
Hexagon AB	(1,799)	(53,994)	(237)
Svenska Handelsbanken AB	(229)	(10,170)	372
Volvo AB	(336)	(5,275)	240

			600

Switzerland
Cie Financiere Richemont SA	(331)	(33,745)	580
Credit Suisse Group AG	(1,083)	(34,074)	953
Foster Wheeler AG	(1,000)	(24,810)	(1,530)
Julius Baer Group Ltd.	(485)	(23,404)	758
Kuehne + Nagel International AG	(123)	(16,618)	485
STMicroelectronics NV	(490)	(4,635)	113
Swiss Life Holding AG	(42)	(8,385)	432
Temenos Group AG	(700)	(17,836)	618
Weatherford International Ltd.	(1,900)	(28,785)	(342)

			2,067

United Kingdom
Liberty Global PLC	(600)	(47,622)	12
Subsea 7 SA	(633)	(13,158)	(5)

			7

United States
Actavis, Inc.	(100)	(13,769)	(631)
ADTRAN, Inc.	(700)	(18,977)	329
Advanced Micro Devices, Inc.	(900)	(3,465)	45
Aeropostale, Inc.	(2,600)	(26,442)	2,002
Alcoa, Inc.	(4,900)	(40,474)	686
Allegheny Technologies, Inc.	(1,500)	(46,335)	555
Alliance Data Systems Corp.	(200)	(41,950)	(344)
Alpha Natural Resources, Inc.	(6,800)	(43,112)	2,584
AMETEK, Inc.	(400)	(18,188)	(220)
Apple, Inc.	(100)	(45,518)	(2,157)
Aruba Networks, Inc.	(2,800)	(49,028)	2,436
Ascena Retail Group, Inc.	(400)	(6,744)	(1,228)
AT&T, Inc.	(1,100)	(38,225)	1,023
AutoNation, Inc.	(400)	(21,056)	188
Ball Corp.	(200)	(9,156)	180

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Beam, Inc.	(500)	$(32,855)	$530
BioMarin Pharmaceutical, Inc.	(100)	(7,596)	374
Brookdale Senior Living, Inc.	(1,700)	(44,744)	34
Brown-Forman Corp.	(500)	(35,460)	1,395
Cablevision Systems Corp.	(1,100)	(19,195)	671
Calpine Corp.	(1,400)	(27,440)	238
CarMax, Inc.	(500)	(25,490)	1,255
Carnival Corp.	(1,100)	(41,382)	5,478
Carpenter Technology Corp.	(200)	(11,792)	170
Cavium, Inc.	(400)	(16,256)	(224)
CenturyLink, Inc.	(2,400)	(77,832)	2,520
Cepheid, Inc.	(1,100)	(42,856)	(88)
CH Robinson Worldwide, Inc.	(300)	(18,117)	249
Charles Schwab Corp./The	(1,700)	(38,488)	2,550
Chart Industries, Inc.	(100)	(12,381)	77
Chesapeake Energy Corp.	(800)	(21,728)	1,024
Chipotle Mexican Grill, Inc.	(100)	(42,541)	(329)
Church & Dwight Co., Inc.	(400)	(24,676)	656
Ciena Corp.	(3,400)	(88,332)	3,400
Citrix Systems, Inc.	(100)	(7,400)	339
Clean Harbors, Inc.	(1,300)	(76,947)	689
Clorox Co./The	(200)	(16,890)	546
Coca-Cola Co./The	(600)	(23,274)	546
Concho Resources, Inc.	(300)	(31,203)	(1,440)
Concur Technologies, Inc.	(500)	(55,475)	225
CONSOL Energy, Inc.	(900)	(31,014)	729
Constellation Brands, Inc.	(800)	(47,480)	1,560
Crown Castle International Corp.	(500)	(35,225)	(1,290)
Cullen/Frost Bankers, Inc.	(100)	(7,024)	(31)
Cypress Semiconductor Corp.	(2,900)	(33,640)	6,554
DaVita HealthCare Partners, Inc.	(600)	(35,460)	1,320
Deckers Outdoor Corp.	(400)	(24,076)	(2,292)
DENTSPLY International, Inc.	(100)	(4,451)	110
Devon Energy Corp.	(200)	(11,772)	220

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dick’s Sporting Goods, Inc.	(300)	$(15,261)	$(753)
DISH Network Corp.	(400)	(18,900)	896
Dollar Tree, Inc.	(300)	(16,749)	(399)
Dominion Resources, Inc.	(600)	(37,050)	(438)
Dow Chemical Co./The	(300)	(11,913)	393
eBay, Inc.	(600)	(32,778)	(696)
EMC Corp.	(1,300)	(34,853)	1,625
Equinix, Inc.	(400)	(69,976)	(3,484)
EXCO Resources, Inc.	(4,600)	(32,890)	1,886
Exelon Corp.	(500)	(15,170)	350
Family Dollar Stores, Inc.	(200)	(14,548)	144
Fastenal Co.	(1,100)	(55,264)	(11)
First Horizon National Corp.	(1,500)	(17,250)	765
FirstEnergy Corp.	(700)	(26,418)	903
Fiserv, Inc.	(100)	(10,191)	86
FMC Corp.	(100)	(7,059)	(113)
FMC Technologies, Inc.	(200)	(11,244)	160
Forest Oil Corp.	(900)	(5,832)	342
Fortinet, Inc.	(1,900)	(39,520)	1,026
Freeport-McMoRan Copper & Gold, Inc.	(200)	(6,706)	90
General Cable Corp.	(700)	(22,386)	161
General Electric Co.	(600)	(14,670)	336
Global Payments, Inc.	(100)	(4,993)	(115)
Green Mountain Coffee Roasters, Inc.	(200)	(17,170)	2,104
Gulfport Energy Corp.	(200)	(12,610)	(258)
Harley-Davidson, Inc.	(700)	(45,038)	70
Hertz Global Holdings, Inc.	(1,400)	(38,332)	7,308
Hologic, Inc.	(2,500)	(51,400)	(225)
Hospira, Inc.	(1,100)	(44,396)	1,254
Informatica Corp.	(400)	(15,504)	(84)
Interpublic Group of Cos., Inc./The	(600)	(10,152)	(156)
Intuitive Surgical, Inc.	(100)	(37,396)	(231)
IPG Photonics Corp.	(400)	(23,900)	1,376
Iron Mountain, Inc.	(1,900)	(51,718)	380
JDS Uniphase Corp.	(2,900)	(44,080)	1,421

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Johnson Controls, Inc.	(100)	$(4,278)	$128
Juniper Networks, Inc.	(1,800)	(38,556)	2,808
Kansas City Southern	(100)	(11,143)	207
Kellogg Co.	(300)	(18,192)	573
Key Energy Services, Inc.	(6,500)	(49,140)	1,755
Kirby Corp.	(200)	(17,586)	276
Kohl’s Corp.	(200)	(10,376)	26
Las Vegas Sands Corp.	(700)	(44,975)	(1,519)
Legg Mason, Inc.	(100)	(3,452)	108
Lennar Corp.	(1,400)	(49,056)	(504)
Level 3 Communications, Inc.	(4,700)	(124,080)	(1,363)
Manitowoc Co., Inc./The	(600)	(11,676)	(72)
Marriott International, Inc.	(700)	(30,345)	903
Marsh & McLennan Cos., Inc.	(400)	(17,096)	(324)
Martin Marietta Materials, Inc.	(300)	(29,511)	60
McCormick & Co., Inc.	(300)	(20,592)	1,182
McDermott International, Inc.	(2,300)	(17,020)	(69)
MeadWestvaco Corp.	(300)	(11,481)	(33)
MEDNAX, Inc.	(200)	(20,560)	480
MGM Resorts International	(2,500)	(48,875)	(2,225)
Mondelez International, Inc.	(500)	(15,990)	280
Monster Beverage Corp.	(1,000)	(57,030)	4,780
Monster Worldwide, Inc.	(2,600)	(11,752)	260
Morgan Stanley	(600)	(17,406)	1,236
Motorola Solutions, Inc.	(300)	(17,484)	(330)
Navistar International Corp.	(600)	(22,794)	906
NCR Corp.	(900)	(35,100)	(549)
Newfield Exploration Co.	(800)	(20,840)	(1,056)
NIKE, Inc.	(400)	(27,328)	(1,728)
Nuance Communications, Inc.	(2,000)	(38,460)	1,070
Nucor Corp.	(700)	(34,629)	315
ONEOK, Inc.	(600)	(31,320)	(672)
Panera Bread Co.	(100)	(17,164)	1,311
Paychex, Inc.	(600)	(24,432)	48
Peabody Energy Corp.	(200)	(3,656)	206
Pepco Holdings, Inc.	(1,000)	(18,240)	(220)
PerkinElmer, Inc.	(400)	(15,416)	316
Perrigo Co.	(200)	(24,928)	252

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2013 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Philip Morris International, Inc.	(400)	$(35,288)	$652
Polaris Industries, Inc.	(100)	(12,568)	(350)
Polypore International, Inc.	(300)	(13,443)	1,152
Praxair, Inc.	(200)	(24,278)	236
PTC, Inc.	(500)	(14,185)	(30)
PVH Corp.	(300)	(36,813)	1,206
QEP Resources, Inc.	(300)	(8,610)	303
QUALCOMM, Inc.	(100)	(6,942)	206
Rackspace Hosting, Inc.	(1,100)	(57,882)	(154)
Range Resources Corp.	(200)	(15,826)	648
Riverbed Technology, Inc.	(4,900)	(76,391)	4,900
Rosetta Resources, Inc.	(100)	(5,170)	(276)
Salesforce.com, Inc.	(1,100)	(54,890)	(2,211)
Sally Beauty Holdings, Inc.	(100)	(2,660)	44
SanDisk Corp.	(400)	(24,180)	376
SBA Communications Corp.	(700)	(54,096)	(2,226)
Scotts Miracle-Gro Co./The	(200)	(11,126)	120
Sealed Air Corp.	(1,500)	(44,715)	3,930
Sotheby’s	(800)	(38,112)	(1,192)
Southwestern Energy Co.	(200)	(7,542)	266
Spectra Energy Corp.	(1,100)	(36,828)	(825)
Stericycle, Inc.	(200)	(23,150)	70
SunEdison, Inc.	(3,800)	(27,664)	(2,622)
SUPERVALU, Inc.	(4,800)	(36,960)	(2,544)
Swift Energy Co.	(1,600)	(18,800)	528
Sysco Corp.	(400)	(13,268)	536
T Rowe Price Group, Inc.	(200)	(14,558)	172
TCF Financial Corp.	(700)	(10,430)	434
TECO Energy, Inc.	(400)	(6,556)	(60)
Tempur Sealy International, Inc.	(1,200)	(51,672)	(1,080)
Tenet Healthcare Corp.	(1,100)	(45,848)	539
Tenneco, Inc.	(100)	(5,028)	(22)
Teradata Corp.	(900)	(53,541)	3,645
Textron, Inc.	(1,700)	(49,895)	2,958
TIBCO Software, Inc.	(1,100)	(26,829)	(1,320)
Tiffany & Co.	(200)	(15,972)	648
Toll Brothers, Inc.	(600)	(19,734)	276
TransDigm Group, Inc.	(200)	(29,000)	1,260
Trimble Navigation Ltd.	(1,900)	(53,846)	(2,603)
Triumph Group, Inc.	(100)	(7,860)	838

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ulta Salon Cosmetics & Fragrance, Inc.	(400)	$(46,852)	$(932)
Ultra Petroleum Corp.	(700)	(14,966)	567
Under Armour, Inc.	(900)	(69,138)	(2,367)
United Continental Holdings, Inc.	(400)	(13,180)	896
United Technologies Corp.	(100)	(11,039)	257
VeriFone Systems, Inc.	(100)	(2,284)	(2)
VeriSign, Inc.	(200)	(10,088)	(90)
Verisk Analytics, Inc.	(300)	(19,806)	318
Verizon Communications, Inc.	(800)	(38,856)	1,528
Vertex Pharmaceuticals, Inc.	(100)	(7,803)	221
Walgreen Co.	(300)	(16,476)	336
Walter Energy, Inc.	(300)	(4,152)	(57)
Waste Connections, Inc.	(600)	(26,868)	(378)
Wendy’s Co./The	(2,800)	(23,912)	168
WESCO International, Inc.	(400)	(31,128)	516
Western Union Co./The	(1,200)	(22,596)	204
Williams Cos., Inc./The	(1,200)	(42,240)	(1,392)
Windstream Holdings, Inc.	(8,300)	(70,882)	4,482
World Fuel Services Corp.	(100)	(3,731)	—
Zions BanCorporation	(500)	(14,715)	1,005

			71,856

Total of Short Equity Positions			98,877

Total of Long and Short Equity Positions			62,892

Net Cash and Other Receivables/(Payables) (b)			1,932

Swaps, at Value			$64,824

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral is included in collateral for total return swap contracts.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 73.3%
BlackRock Liquidity Funds TempFund Portfolio, Series I, Institutional Shares, 0.030% (a)	187,153,896	$187,153,896
Dreyfus Treasury Cash Management, Class I, 0.010% (a)	748,615,586	748,615,586
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)	1,810,238,970	1,810,238,970
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)	918,887,756	918,887,756

TOTAL MONEY MARKET FUNDS (cost $3,664,896,208)		3,664,896,208

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 22.2%
U.S. Treasury Bill, 0.000%, 12/12/2013 (c)	$269,100	269,093,273
U.S. Treasury Bill, 0.000%, 1/30/2014 (c)	458,710	458,698,532
U.S. Treasury Bill, 0.000%, 2/6/2014 (c)	382,922	382,901,805

TOTAL SHORT-TERM INVESTMENTS (cost $1,110,494,049)		1,110,693,610

TOTAL INVESTMENTS - 95.5% (cost $4,775,390,257)		4,775,589,818

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5% (d)		224,035,928

NET ASSETS - 100.0%		$4,999,625,746

(a)	Represents annualized seven-day yield as of September 30, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Brent Crude Futures	10/16/2013	USD	143,666,080	$(6,889,517)
Barclays Capital	Brent Crude Futures	10/16/2013	USD	(143,666,080)	226,216
Barclays Capital	Brent Crude Futures	12/14/2013	USD	104,379,410	(145,449)
Barclays Capital	Brent Crude Futures	12/14/2013	USD	(17,984,640)	42,145
Barclays Capital	Coffee ‘C’ Futures	12/18/2013	USD	(1,760,119)	97,256
Bank of America	Euro - SCHATZ Futures	12/6/2013	EUR	(236,568,913)	(619,487)
Barclays Capital	Gas Oil Futures	10/10/2013	USD	101,763,730	(4,749,780)
Barclays Capital	Gas Oil Futures	10/10/2013	USD	(101,763,730)	197,381
Barclays Capital	Gas Oil Futures	11/12/2013	USD	38,680,745	(331,649)
Barclays Capital	Gas Oil Futures	11/12/2013	USD	(16,871,985)	13,882
Barclays Capital	Gasoline RBOB Futures	10/31/2013	USD	109,523,534	(5,215,856)
Barclays Capital	Gasoline RBOB Futures	10/31/2013	USD	(109,523,534)	3,740,795
Barclays Capital	Gasoline RBOB Futures	11/30/2013	USD	106,181,653	(5,217,079)
Barclays Capital	Gasoline RBOB Futures	11/30/2013	USD	(106,181,653)	2,373,645
Barclays Capital	Gold 100 OZ Futures	12/27/2013	USD	233,199,620	(4,228,658)
Barclays Capital	Gold 100 OZ Futures	12/27/2013	USD	(242,893,620)	(5,651,048)
Bank of America	H-SHARES Index Futures	10/30/2013	HKD	298,810,073	(1,082,695)
Barclays Capital	Lean Hogs Futures	12/13/2013	USD	58,281,025	(519,475)
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	(35,385,225)	(259,931)
Bank of America	MSCI Taiwan Stock Index Futures	10/30/2013	USD	20,676,507	(292,407)
Deutsche Bank	Natural Gas Swap Futures	11/29/2013	USD	(44,551,848)	1,084,248
Barclays Capital	NY Harbor ULSD Futures	10/31/2013	USD	79,838,795	(2,478,863)
Barclays Capital	NY Harbor ULSD Futures	10/31/2013	USD	(79,838,795)	2,681,562
Barclays Capital	NY Harbor ULSD Futures	11/30/2013	USD	80,079,014	(3,199,582)
Barclays Capital	NY Harbor ULSD Futures	11/30/2013	USD	(80,079,014)	953,939
Barclays Capital	Silver Futures	12/27/2013	USD	27,700,170	(2,437,781)
Barclays Capital	Silver Futures	12/27/2013	USD	(73,641,920)	51,778
Barclays Capital	Soybean Futures	11/14/2013	USD	289,472,547	(9,290,159)
Barclays Capital	Soybean Futures	11/14/2013	USD	(273,240,027)	(15,217,513)
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	(25,428,662)	3,357,962
Bank of America	Swiss Market Index Futures	12/20/2013	CHF	152,898,267	(133,256)
Bank of America	U.S. Treasury 2-Year Note Futures	12/31/2013	USD	9,909,738	2,215
Barclays Capital	Wheat Futures	12/13/2013	USD	(79,828,686)	(4,508,864)
Deutsche Bank	WTI Crude Oil Futures	11/22/2013	USD	103,724,604	(6,101,785)

					$(63,747,810)

Money Market Fund is pledged as collateral with brokers for total return swap contracts in the amount of $129,810,582.

Open futures contracts outstanding at September 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1,936	Goldman Sachs	Cocoa Futures	December 13, 2013	$49,034,101	$51,110,401	$2,076,300
454	Goldman Sachs	Cotton No. 2 Futures	December 6, 2013	19,659,315	19,796,670	137,355
490	Goldman Sachs	Lean Hogs Futures	December 13, 2013	17,125,250	16,978,500	(146,750)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
91	J. P. Morgan	LME Aluminum Futures	October 23, 2013	$4,200,196	$4,117,750	$(82,446)
316	J. P. Morgan	LME Aluminum Futures	November 29, 2013	14,453,976	14,454,946	970
231	J. P. Morgan	LME Aluminum Futures	December 5, 2013	10,346,393	10,584,997	238,604
230	J. P. Morgan	LME Aluminum Futures	December 6, 2013	10,436,728	10,542,222	105,494
229	J. P. Morgan	LME Aluminum Futures	December 9, 2013	10,385,626	10,505,432	119,806
110	J. P. Morgan	LME Aluminum Futures	December 10, 2013	4,947,479	5,047,735	100,256
143	J. P. Morgan	LME Aluminum Futures	December 11, 2013	6,467,472	6,563,914	96,442
199	J. P. Morgan	LME Aluminum Futures	December 16, 2013	9,050,901	9,152,756	101,855
91	J. P. Morgan	LME Aluminum Futures	December 24, 2013	4,105,572	4,191,414	85,842
24	J. P. Morgan	LME Aluminum Futures	December 27, 2013	1,095,155	1,106,214	11,059
84	J. P. Morgan	LME Aluminum Futures	December 30, 2013	3,875,682	3,874,500	(1,182)
4	J. P. Morgan	LME Copper Futures	October 17, 2013	693,963	728,656	34,693
31	J. P. Morgan	LME Copper Futures	October 22, 2013	5,423,010	5,648,285	225,275
113	J. P. Morgan	LME Copper Futures	October 23, 2013	19,759,494	20,589,786	830,292
91	J. P. Morgan	LME Copper Futures	October 24, 2013	16,063,542	16,581,861	518,319
65	J. P. Morgan	LME Copper Futures	October 25, 2013	11,380,532	11,844,706	464,174
34	J. P. Morgan	LME Copper Futures	November 1, 2013	5,984,071	6,197,537	213,466
27	J. P. Morgan	LME Copper Futures	November 19, 2013	4,966,636	4,924,462	(42,174)
17	J. P. Morgan	LME Copper Futures	November 20, 2013	3,090,527	3,100,163	9,636
4	J. P. Morgan	LME Copper Futures	November 21, 2013	730,798	729,480	(1,318)
7	J. P. Morgan	LME Copper Futures	November 29, 2013	1,272,946	1,277,005	4,059
37	J. P. Morgan	LME Copper Futures	December 16, 2013	6,746,102	6,754,350	8,248
75	J. P. Morgan	LME Copper Futures	December 17, 2013	13,307,031	13,692,187	385,156
37	J. P. Morgan	LME Copper Futures	December 30, 2013	6,767,822	6,754,350	(13,472)
18	J. P. Morgan	LME Nickel Futures	November 12, 2013	1,610,273	1,502,963	(107,310)
26	J. P. Morgan	LME Nickel Futures	November 13, 2013	2,322,424	2,171,068	(151,356)
27	J. P. Morgan	LME Nickel Futures	November 14, 2013	2,400,415	2,254,695	(145,720)
51	J. P. Morgan	LME Nickel Futures	November 15, 2013	4,540,807	4,259,104	(281,703)
34	J. P. Morgan	LME Nickel Futures	November 19, 2013	3,028,407	2,840,033	(188,374)
11	J. P. Morgan	LME Nickel Futures	November 20, 2013	967,922	918,885	(49,037)
33	J. P. Morgan	LME Nickel Futures	December 5, 2013	2,707,125	2,759,202	52,077
35	J. P. Morgan	LME Nickel Futures	December 6, 2013	2,940,073	2,926,604	(13,469)
36	J. P. Morgan	LME Nickel Futures	December 9, 2013	3,007,875	3,010,779	2,904
1	J. P. Morgan	LME Nickel Futures	December 10, 2013	82,802	83,638	836
38	J. P. Morgan	LME Nickel Futures	December 11, 2013	3,135,079	3,178,434	43,355
10	J. P. Morgan	LME Nickel Futures	December 12, 2013	823,221	836,482	13,261
107	J. P. Morgan	LME Zinc Futures	October 11, 2013	5,073,139	5,044,435	(28,704)
73	J. P. Morgan	LME Zinc Futures	October 15, 2013	3,454,031	3,444,779	(9,252)
6	J. P. Morgan	LME Zinc Futures	October 16, 2013	284,472	283,200	(1,272)
67	J. P. Morgan	LME Zinc Futures	November 1, 2013	3,131,977	3,174,075	42,098

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
26	J. P. Morgan	LME Zinc Futures	November 13, 2013	$1,265,452	$1,235,130	$(30,322)
61	J. P. Morgan	LME Zinc Futures	November 14, 2013	2,954,007	2,898,476	(55,531)
189	J. P. Morgan	LME Zinc Futures	November 15, 2013	9,305,241	8,982,556	(322,685)
98	J. P. Morgan	LME Zinc Futures	November 19, 2013	4,889,628	4,661,885	(227,743)
106	J. P. Morgan	LME Zinc Futures	November 20, 2013	5,210,780	5,043,612	(167,168)
96	J. P. Morgan	LME Zinc Futures	November 21, 2013	4,751,281	4,568,784	(182,497)
41	J. P. Morgan	LME Zinc Futures	November 22, 2013	2,028,169	1,951,672	(76,497)
109	J. P. Morgan	LME Zinc Futures	December 5, 2013	5,115,052	5,203,143	88,091
99	J. P. Morgan	LME Zinc Futures	December 6, 2013	4,697,756	4,726,805	29,049
97	J. P. Morgan	LME Zinc Futures	December 9, 2013	4,583,452	4,634,296	50,844
98	J. P. Morgan	LME Zinc Futures	December 10, 2013	4,591,504	4,683,077	91,573
102	J. P. Morgan	LME Zinc Futures	December 11, 2013	4,798,037	4,875,294	77,257
113	J. P. Morgan	LME Zinc Futures	December 12, 2013	5,280,160	5,402,219	122,059
106	J. P. Morgan	LME Zinc Futures	December 16, 2013	5,071,614	5,074,087	2,473
87	J. P. Morgan	LME Zinc Futures	December 17, 2013	4,048,943	4,163,689	114,746
88	J. P. Morgan	LME Zinc Futures	December 19, 2013	4,167,533	4,213,044	45,511
10	J. P. Morgan	LME Zinc Futures	December 20, 2013	470,771	478,823	8,052
39	J. P. Morgan	LME Zinc Futures	December 23, 2013	1,831,131	1,868,197	37,066
853	Goldman Sachs	Soybean Meal Futures	December 13, 2013	36,344,640	34,580,620	(1,764,020)
1,498	Barclays Capital	Amsterdam Index Futures	October 18, 2013	154,753,266	152,033,229	(2,720,037)
2,522	Barclays Capital	CAC40 10 Euro Futures	October 18, 2013	141,657,870	141,456,864	(201,006)
521	Barclays Capital	DAX Index Futures	December 20, 2013	151,864,011	151,345,663	(518,348)
2,064	Barclays Capital	DJIA Mini E-CBOT Futures	December 20, 2013	159,192,774	155,274,720	(3,918,054)
1,224	Barclays Capital	E-Mini Russell 2000 Futures	December 20, 2013	128,783,386	131,139,360	2,355,974
3,666	Barclays Capital	Euro Stoxx 50 Index	December 20, 2013	143,264,215	142,785,390	(478,825)
1,483	Barclays Capital	FTSE 100 Index Futures	December 20, 2013	157,259,645	154,361,281	(2,898,364)
1,855	J. P. Morgan	FTSE/JSE Top 40 Index Futures	December 19, 2013	72,897,738	73,436,957	539,219
505	Barclays Capital	FTSE/MIB Index Futures	December 20, 2013	60,088,327	59,498,951	(589,376)
997	Barclays Capital	Hang Seng Index Futures	October 30, 2013	149,023,067	147,077,393	(1,945,674)
67	Barclays Capital	H-SHARES Index Futures	October 30, 2013	4,589,810	4,463,988	(125,822)
505	Barclays Capital	IBEX 35 Index Futures	October 18, 2013	61,177,299	62,406,605	1,229,306
327	Barclays Capital	KOSPI Index 200 Futures	December 12, 2013	40,115,844	40,020,169	(95,675)
109	Barclays Capital	MSCI Singapore Index Futures	October 30, 2013	6,353,756	6,288,645	(65,111)
1,673	Barclays Capital	MSCI Taiwan Stock Index Futures	October 30, 2013	48,865,010	48,031,830	(833,180)
2,468	Barclays Capital	NASDAQ 100 E-Mini Futures	December 20, 2013	156,527,558	158,396,240	1,868,682
1,945	Barclays Capital	S&P 500 E-Mini Futures	December 20, 2013	163,978,908	162,825,675	(1,153,233)
1,040	Barclays Capital	S&P MID 400 E-Mini Futures	December 20, 2013	127,982,658	129,022,400	1,039,742
1,343	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	December 19, 2013	190,396,239	190,488,132	91,893
919	Barclays Capital	SGX S&P CNX Nifty Index Futures	October 31, 2013	10,907,108	10,596,989	(310,119)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1,642	Barclays Capital	SPI 200 Index Futures	December 19, 2013	$201,176,857	$200,017,623	$(1,159,234)
644	Barclays Capital	TOPIX Index Futures	December 12, 2013	77,556,598	78,391,170	834,572
639	J. P. Morgan	10-Year Japanese Government Bond	December 11, 2013	933,378,683	936,900,961	3,522,278
1,552	J. P. Morgan	3-Month Euro Euribor Futures	March 17, 2014	523,222,113	523,199,855	(22,258)
1,613	J. P. Morgan	3-Month Euro Euribor Futures	June 16, 2014	543,496,638	543,518,275	21,637
1,353	J. P. Morgan	3-Month Euro Euribor Futures	September 15, 2014	455,633,538	455,679,586	46,048
1,313	J. P. Morgan	3-Month Euro Euribor Futures	December 15, 2014	441,818,128	441,919,258	101,130
1,270	J. P. Morgan	3-Month Euro Euribor Futures	March 16, 2015	426,998,578	427,124,507	125,929
1,093	J. P. Morgan	3-Month Euro Euribor Futures	June 15, 2015	367,191,541	367,244,948	53,407
952	J. P. Morgan	3-Month Euro Euribor Futures	September 14, 2015	319,486,068	319,531,265	45,197
3,367	J. P. Morgan	90-Day EURODollar Futures	March 17, 2014	839,045,385	839,014,312	(31,073)
3,275	J. P. Morgan	90-Day EURODollar Futures	June 16, 2014	815,745,254	815,761,563	16,309
2,972	J. P. Morgan	90-Day EURODollar Futures	September 15, 2014	739,737,810	739,842,250	104,440
2,253	J. P. Morgan	90-Day EURODollar Futures	December 15, 2014	560,196,517	560,377,425	180,908
1,713	J. P. Morgan	90-Day EURODollar Futures	March 16, 2015	425,415,221	425,594,850	179,629
1,373	J. P. Morgan	90-Day EURODollar Futures	June 15, 2015	340,471,107	340,624,138	153,031
771	J. P. Morgan	90-Day EURODollar Futures	September 14, 2015	190,818,001	190,899,600	81,599
77	J. P. Morgan	90-Day Sterling Futures	March 19, 2014	15,491,613	15,491,537	(76)
47	J. P. Morgan	90-Day Sterling Futures	June 18, 2014	9,449,108	9,449,691	583
131	J. P. Morgan	Canadian 3-Month Bank Acceptance Futures	March 17, 2014	31,385,020	31,387,602	2,582
1,418	J. P. Morgan	Canadian 3-Month Bank Acceptance Futures	June 16, 2014	339,567,637	339,580,749	13,112
1,441	J. P. Morgan	Euro - Bobl Futures	December 6, 2013	242,188,100	242,590,410	402,310
5,846	J. P. Morgan	U.S. Treasury 2-Year Note Futures	December 31, 2013	1,286,876,056	1,287,672,844	796,788

				12,668,309,573	12,667,548,964	(760,609)

Short Contracts:
1,450	Goldman Sachs	Coffee ‘C’ Futures	December 18, 2013	(66,329,539)	(61,824,375)	4,505,164
7,903	Goldman Sachs	Corn Futures	December 13, 2013	(181,257,910)	(174,458,725)	6,799,185
33	Goldman Sachs	Gasoline RBOB Ftures	October 31, 2013	(3,709,023)	(3,642,685)	66,338
91	J. P. Morgan	LME Aluminum Futures	October 23, 2013	(4,193,773)	(4,117,750)	76,023
316	J. P. Morgan	LME Aluminum Futures	November 29, 2013	(14,464,754)	(14,454,946)	9,808
231	J. P. Morgan	LME Aluminum Futures	December 5, 2013	(10,363,473)	(10,584,997)	(221,524)
230	J. P. Morgan	LME Aluminum Futures	December 6, 2013	(10,430,840)	(10,542,223)	(111,383)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
229	J. P. Morgan	LME Aluminum Futures	December 9, 2013	$(10,394,534)	$(10,505,432)	$(110,898)
110	J. P. Morgan	LME Aluminum Futures	December 10, 2013	(4,943,555)	(5,047,735)	(104,180)
143	J. P. Morgan	LME Aluminum Futures	December 11, 2013	(6,448,625)	(6,563,914)	(115,289)
1,259	J. P. Morgan	LME Aluminum Futures	December 16, 2013	(57,105,294)	(57,906,131)	(800,837)
91	J. P. Morgan	LME Aluminum Futures	December 24, 2013	(4,102,586)	(4,191,415)	(88,829)
24	J. P. Morgan	LME Aluminum Futures	December 27, 2013	(1,094,800)	(1,106,214)	(11,414)
84	J. P. Morgan	LME Aluminum Futures	December 30, 2013	(3,871,175)	(3,874,500)	(3,325)
4	J. P. Morgan	LME Copper Futures	October 17, 2013	(694,342)	(728,656)	(34,314)
31	J. P. Morgan	LME Copper Futures	October 22, 2013	(5,416,410)	(5,648,285)	(231,875)
113	J. P. Morgan	LME Copper Futures	October 23, 2013	(19,817,140)	(20,589,787)	(772,647)
91	J. P. Morgan	LME Copper Futures	October 24, 2013	(16,186,436)	(16,581,861)	(395,425)
65	J. P. Morgan	LME Copper Futures	October 25, 2013	(11,366,865)	(11,844,706)	(477,841)
34	J. P. Morgan	LME Copper Futures	November 1, 2013	(5,895,817)	(6,197,537)	(301,720)
27	J. P. Morgan	LME Copper Futures	November 19, 2013	(4,960,856)	(4,924,462)	36,394
17	J. P. Morgan	LME Copper Futures	November 20, 2013	(3,090,777)	(3,100,162)	(9,385)
4	J. P. Morgan	LME Copper Futures	November 21, 2013	(726,992)	(729,480)	(2,488)
7	J. P. Morgan	LME Copper Futures	November 29, 2013	(1,274,248)	(1,277,005)	(2,757)
385	J. P. Morgan	LME Copper Futures	December 16, 2013	(69,135,199)	(70,281,750)	(1,146,551)
75	J. P. Morgan	LME Copper Futures	December 17, 2013	(13,310,284)	(13,692,187)	(381,903)
37	J. P. Morgan	LME Copper Futures	December 30, 2013	(6,745,486)	(6,754,350)	(8,864)
18	J. P. Morgan	LME Nickel Futures	November 12, 2013	(1,603,115)	(1,502,964)	100,151
26	J. P. Morgan	LME Nickel Futures	November 13, 2013	(2,318,730)	(2,171,068)	147,662
27	J. P. Morgan	LME Nickel Futures	November 14, 2013	(2,405,644)	(2,254,695)	150,949
51	J. P. Morgan	LME Nickel Futures	November 15, 2013	(4,535,354)	(4,259,104)	276,250
34	J. P. Morgan	LME Nickel Futures	November 19, 2013	(3,029,533)	(2,840,033)	189,500
11	J. P. Morgan	LME Nickel Futures	November 20, 2013	(969,517)	(918,885)	50,632
33	J. P. Morgan	LME Nickel Futures	December 5, 2013	(2,708,756)	(2,759,201)	(50,445)
35	J. P. Morgan	LME Nickel Futures	December 6, 2013	(2,925,266)	(2,926,604)	(1,338)
36	J. P. Morgan	LME Nickel Futures	December 9, 2013	(3,005,525)	(3,010,779)	(5,254)
1	J. P. Morgan	LME Nickel Futures	December 10, 2013	(83,038)	(83,638)	(600)
38	J. P. Morgan	LME Nickel Futures	December 11, 2013	(3,135,810)	(3,178,433)	(42,623)
10	J. P. Morgan	LME Nickel Futures	December 12, 2013	(823,357)	(836,482)	(13,125)
518	J. P. Morgan	LME Nickel Futures	December 16, 2013	(42,716,229)	(43,345,722)	(629,493)
107	J. P. Morgan	LME Zinc Futures	October 11, 2013	(5,069,134)	(5,044,435)	24,699
73	J. P. Morgan	LME Zinc Futures	October 15, 2013	(3,467,348)	(3,444,779)	22,569
6	J. P. Morgan	LME Zinc Futures	October 16, 2013	(281,613)	(283,200)	(1,587)
67	J. P. Morgan	LME Zinc Futures	November 1, 2013	(3,098,874)	(3,174,075)	(75,201)
26	J. P. Morgan	LME Zinc Futures	November 13, 2013	(1,267,283)	(1,235,130)	32,153
61	J. P. Morgan	LME Zinc Futures	November 14, 2013	(2,954,942)	(2,898,476)	56,466
189	J. P. Morgan	LME Zinc Futures	November 15, 2013	(9,318,207)	(8,982,556)	335,651
98	J. P. Morgan	LME Zinc Futures	November 19, 2013	(4,899,796)	(4,661,884)	237,912
106	J. P. Morgan	LME Zinc Futures	November 20, 2013	(5,237,505)	(5,043,613)	193,892
96	J. P. Morgan	LME Zinc Futures	November 21, 2013	(4,751,800)	(4,568,784)	183,016
41	J. P. Morgan	LME Zinc Futures	November 22, 2013	(2,041,715)	(1,951,672)	90,043
109	J. P. Morgan	LME Zinc Futures	December 5, 2013	(5,118,345)	(5,203,142)	(84,797)
99	J. P. Morgan	LME Zinc Futures	December 6, 2013	(4,688,069)	(4,726,805)	(38,736)
97	J. P. Morgan	LME Zinc Futures	December 9, 2013	(4,588,916)	(4,634,296)	(45,380)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
98	J. P. Morgan	LME Zinc Futures	December 10, 2013	$(4,598,113)	$(4,683,077)	$(84,964)
102	J. P. Morgan	LME Zinc Futures	December 11, 2013	(4,794,389)	(4,875,294)	(80,905)
113	J. P. Morgan	LME Zinc Futures	December 12, 2013	(5,274,652)	(5,402,219)	(127,567)
842	J. P. Morgan	LME Zinc Futures	December 16, 2013	(39,621,559)	(40,305,488)	(683,929)
87	J. P. Morgan	LME Zinc Futures	December 17, 2013	(4,050,727)	(4,163,690)	(112,963)
88	J. P. Morgan	LME Zinc Futures	December 19, 2013	(4,171,330)	(4,213,044)	(41,714)
10	J. P. Morgan	LME Zinc Futures	December 20, 2013	(475,850)	(478,823)	(2,973)
39	J. P. Morgan	LME Zinc Futures	December 23, 2013	(1,825,153)	(1,868,198)	(43,045)
431	Goldman Sachs	Natural Gas Futures	October 29, 2013	(15,248,921)	(15,343,599)	(94,678)
343	Goldman Sachs	NY Harbor ULSD Futures	October 31, 2013	(42,816,508)	(42,807,429)	9,079
2,906	Goldman Sachs	Soybean Oil Futures	December 13, 2013	(79,362,749)	(71,661,960)	7,700,789
4,762	Goldman Sachs	Sugar #11 (World Markets) Futures	February 28, 2014	(94,045,455)	(96,748,601)	(2,703,146)
1,753	Goldman Sachs	Wheat Futures	December 13, 2013	(56,146,572)	(59,470,525)	(3,323,953)
503	J. P. Morgan	90-Day Sterling Futures	September 17, 2014	(100,966,847)	(101,045,283)	(78,436)
1,243	J. P. Morgan	90-Day Sterling Futures	December 17, 2014	(249,249,410)	(249,448,834)	(199,424)
1,806	J. P. Morgan	90-Day Sterling Futures	March 18, 2015	(361,762,285)	(362,013,014)	(250,729)
2,250	J. P. Morgan	90-Day Sterling Futures	June 17, 2015	(450,092,678)	(450,329,918)	(237,240)
2,621	J. P. Morgan	90-Day Sterling Futures	September 16, 2015	(522,317,376)	(523,629,612)	(1,312,236)
1,860	J. P. Morgan	Australia 10-Year Bond Futures	December 16, 2013	(200,120,438)	(204,084,486)	(3,964,048)
5,949	J. P. Morgan	Australia 3-Year Bond Futures	December 16, 2013	(599,312,335)	(604,741,555)	(5,429,220)
2,410	J. P. Morgan	Canadian 10-Year Bond Futures	December 18, 2013	(300,125,270)	(303,317,703)	(3,192,433)
1,072	J. P. Morgan	Euro CHF 3-Month LIFFE Futures	March 17, 2014	(296,144,168)	(296,256,538)	(112,370)
931	J. P. Morgan	Euro CHF 3-Month LIFFE Futures	June 16, 2014	(257,133,069)	(257,264,223)	(131,154)
1,640	J. P. Morgan	Euro-Buxl 30-Year Bond Futures	December 6, 2013	(273,878,863)	(278,443,586)	(4,564,723)
1,495	J. P. Morgan	Long Gilt Futures	December 27, 2013	(264,517,211)	(267,002,586)	(2,485,375)
1,021	J. P. Morgan	U.S. Long Bond Futures	December 19, 2013	(133,294,984)	(136,175,875)	(2,880,891)
322	J. P. Morgan	U.S. Treasury 10-Year Note Futures	December 19, 2013	(39,930,404)	(40,697,781)	(767,377)
102	J. P. Morgan	U.S. Treasury 5-Year Note Futures	December 31, 2013	(12,220,243)	(12,346,781)	(126,538)

				(5,077,871,713)	(5,095,931,447)	(18,059,734)

				$7,590,437,860	$7,571,617,517	$(18,820,343)

Cash held as collateral with Goldman Sachs for futures contracts was $73,052,902. Cash held as collateral with J.P. Morgan for futures contracts was $120,165,136. Cash held as collateral with Barclays Capital for futures contracts was $121,104,781 at September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	AUD	482,018,000	$444,957,602	$447,392,618	$2,435,016
Brazilian Real, Expiring 12/18/13*	The Royal Bank of Scotland	BRL	202,000,000	89,356,361	89,552,392	196,031
Canadian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	CAD	825,281,000	796,519,359	799,634,702	3,115,343
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	612,000	670,766	677,184	6,418
Chilean Peso, Expiring 12/18/13*	The Royal Bank of Scotland	CLP	8,300,000,000	16,446,843	16,264,704	(182,139)
Columbian Peso, Expiring 12/18/13*	The Royal Bank of Scotland	COP	30,000,000,000	15,735,183	15,629,640	(105,543)
Czech Republic Koruna, Expiring 12/18/13	Credit Suisse International	CZK	280,000,000	14,718,649	14,753,060	34,411
Czech Republic Koruna, Expiring 12/18/13	The Royal Bank of Scotland	CZK	580,168,000	30,389,143	30,568,762	179,619
Euro, Expiring 12/18/13	Credit Suisse International	EUR	32,874,500	44,411,185	44,483,291	72,106
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	2,561,954,474	3,391,134,657	3,466,643,343	75,508,686
British Pound, Expiring 12/18/13	Credit Suisse International	GBP	8,038,500	12,966,633	13,006,116	39,483
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	304,608,500	481,299,892	492,849,847	11,549,955
Hungarian Forint, Expiring 12/18/13	The Royal Bank of Scotland	HUF	7,900,000,000	35,876,765	35,736,210	(140,555)
Indonesian Rupiah, Expiring 12/18/13*	The Royal Bank of Scotland	IDR	10,000,000,000	888,108	851,410	(36,698)
Israeli Shekel, Expiring 12/18/13	Credit Suisse International	ILS	12,000,000	3,387,002	3,400,317	13,315
Israeli Shekel, Expiring 12/18/13	The Royal Bank of Scotland	ILS	448,610,000	125,589,319	127,118,008	1,528,689
Indian Rupee, Expiring 12/18/13*	The Royal Bank of Scotland	INR	2,180,000,000	33,582,787	34,094,576	511,789
Japanese Yen, Expiring 12/18/13	Credit Suisse International	JPY	805,000,000	8,229,918	8,194,011	(35,907)
Japanese Yen, Expiring 12/18/13	The Royal Bank of Scotland	JPY	16,814,732,000	169,859,762	171,155,408	1,295,646
Korean Won, Expiring 12/18/13*	Credit Suisse International	KRW	9,500,000,000	8,787,399	8,796,411	9,012
Korean Won, Expiring 12/18/13*	The Royal Bank of Scotland	KRW	356,433,720,000	324,494,580	330,035,526	5,540,946
Mexican Peso, Expiring 12/18/13	The Royal Bank of Scotland	MXN	2,180,000,000	168,688,919	165,492,686	(3,196,233)
Malaysian Ringgit, Expiring 12/18/13*	The Royal Bank of Scotland	MYR	113,000,000	35,272,962	34,495,945	(777,017)
Norwegian Krone, Expiring 12/18/13	The Royal Bank of Scotland	NOK	3,781,643,000	642,956,310	627,050,256	(15,906,054)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
New Zealand Dollar, Expiring 12/18/13	Credit Suisse International	NZD	11,636,000	$9,562,188	$9,612,151	$49,963
New Zealand Dollar, Expiring 12/18/13	The Royal Bank of Scotland	NZD	1,074,463,000	860,171,290	887,581,735	27,410,445
Philippine Peso, Expiring 12/18/13*	The Royal Bank of Scotland	PHP	2,910,000,000	67,757,984	66,827,550	(930,434)
Poland Zloty, Expiring 12/18/13	Credit Suisse International	PLN	24,000,000	7,652,173	7,649,756	(2,417)
Poland Zloty, Expiring 12/18/13	The Royal Bank of Scotland	PLN	781,510,000	246,156,332	249,098,379	2,942,047
Russian Ruble, Expiring 12/18/13*	The Royal Bank of Scotland	RUB	8,700,000,000	266,942,211	264,776,521	(2,165,690)
Swedish Krona, Expiring 12/18/13	Credit Suisse International	SEK	4,561,500	708,256	708,495	239
Swedish Krona, Expiring 12/18/13	The Royal Bank of Scotland	SEK	4,376,284,500	680,248,617	679,726,794	(521,823)
Singapore Dollar, Expiring 12/18/13	The Royal Bank of Scotland	SGD	340,000,000	269,447,909	271,039,257	1,591,348
Turkish Lira, Expiring 12/18/13	The Royal Bank of Scotland	TRY	117,000,000	58,063,540	57,112,870	(950,670)
Taiwanese Dollar, Expiring 12/18/13*	The Royal Bank of Scotland	TWD	7,350,000,000	248,881,597	248,891,580	9,983
South African Rand, Expiring 12/18/13	The Royal Bank of Scotland	ZAR	1,088,000,000	108,506,673	107,108,349	(1,398,324)

				9,720,318,874	9,828,009,860	107,690,986

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/18/13	Credit Suisse International	AUD	(17,809,000)	(16,486,139)	(16,529,705)	(43,566)
Australian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	AUD	(762,111,000)	(692,080,987)	(707,365,358)	(15,284,371)
Brazilian Real, Expiring 12/18/13*	The Royal Bank of Scotland	BRL	(188,060,000)	(79,091,811)	(83,372,391)	(4,280,580)
Canadian Dollar, Expiring 12/18/13	Credit Suisse International	CAD	(12,101,500)	(11,718,490)	(11,725,436)	(6,946)
Canadian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	CAD	(863,829,500)	(825,846,253)	(836,985,275)	(11,139,022)
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	(1,673,000)	(1,782,766)	(1,851,190)	(68,424)
Chilean Peso, Expiring 12/18/13*	The Royal Bank of Scotland	CLP	(3,448,000,000)	(6,673,882)	(6,756,711)	(82,829)
Columbian Peso, Expiring 12/18/13*	The Royal Bank of Scotland	COP	(25,030,000,000)	(12,763,458)	(13,040,330)	(276,872)
Czech Republic Koruna, Expiring 12/18/13	The Royal Bank of Scotland	CZK	(1,810,000,000)	(93,027,078)	(95,367,995)	(2,340,917)
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	(1,469,041,000)	(1,960,752,328)	(1,987,795,356)	(27,043,028)
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	(34,480,001)	(54,893,123)	(55,787,883)	(894,760)
Hong Kong Dollar, Expiring 12/18/13	The Royal Bank of Scotland	HKD	(54,000)	(6,965)	(6,964)	1
Hungarian Forint, Expiring 12/18/13	The Royal Bank of Scotland	HUF	(9,374,000,000)	(40,692,411)	(42,403,954)	(1,711,543)
Indonesian Rupiah, Expiring 12/18/13*	The Royal Bank of Scotland	IDR	(638,100,000,000)	(53,597,417)	(54,328,472)	(731,055)
Israeli Shekel, Expiring 12/18/13	The Royal Bank of Scotland	ILS	(84,000,000)	(23,152,034)	(23,802,217)	(650,183)
Indian Rupee, Expiring 12/18/13*	Credit Suisse International	INR	(245,000,000)	(3,804,371)	(3,831,730)	(27,359)
Indian Rupee, Expiring 12/18/13*	The Royal Bank of Scotland	INR	(10,492,600,000)	(159,053,373)	(164,101,263)	(5,047,890)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 12/18/13	The Royal Bank of Scotland	JPY	(178,976,085,000)	$(1,796,845,094)	$(1,821,778,954)	$(24,933,860)
Korean Won, Expiring 12/18/13*	The Royal Bank of Scotland	KRW	(27,000,000,000)	(24,933,473)	(25,000,326)	(66,853)
Mexican Peso, Expiring 12/18/13	Credit Suisse International	MXN	(30,000,000)	(2,263,222)	(2,277,422)	(14,200)
Mexican Peso, Expiring 12/18/13	The Royal Bank of Scotland	MXN	(701,000,000)	(52,293,572)	(53,215,767)	(922,195)
Malaysian Ringgit, Expiring 12/18/13*	Credit Suisse International	MYR	(10,000,000)	(3,056,216)	(3,052,739)	3,477
Malaysian Ringgit, Expiring 12/18/13*	The Royal Bank of Scotland	MYR	(247,310,000)	(74,554,423)	(75,497,277)	(942,854)
Norwegian Krone, Expiring 12/18/13	The Royal Bank of Scotland	NOK	(4,406,588,000)	(736,755,531)	(730,675,036)	6,080,495
New Zealand Dollar, Expiring 12/18/13	The Royal Bank of Scotland	NZD	(340,521,000)	(268,748,748)	(281,294,210)	(12,545,462)
Philippine Peso, Expiring 12/18/13*	The Royal Bank of Scotland	PHP	(4,225,500,000)	(94,964,168)	(97,037,737)	(2,073,569)
Poland Zloty, Expiring 12/18/13	The Royal Bank of Scotland	PLN	(214,000,000)	(65,772,627)	(68,210,328)	(2,437,701)
Russian Ruble, Expiring 12/18/13*	The Royal Bank of Scotland	RUB	(3,331,800,000)	(98,891,352)	(101,400,278)	(2,508,926)
Swedish Krona, Expiring 12/18/13	The Royal Bank of Scotland	SEK	(1,978,193,000)	(296,665,861)	(307,253,970)	(10,588,109)
Singapore Dollar, Expiring 12/18/13	Credit Suisse International	SGD	(6,500,000)	(5,168,618)	(5,181,633)	(13,015)
Singapore Dollar, Expiring 12/18/13	The Royal Bank of Scotland	SGD	(269,410,000)	(211,446,948)	(214,766,724)	(3,319,776)
Turkish Lira, Expiring 12/18/13	Credit Suisse International	TRY	(14,500,000)	(6,999,422)	(7,078,091)	(78,669)
Turkish Lira, Expiring 12/18/13	The Royal Bank of Scotland	TRY	(329,590,000)	(158,278,434)	(160,887,442)	(2,609,008)
Taiwanese Dollar, Expiring 12/18/13*	Credit Suisse International	TWD	(210,000,000)	(7,121,015)	(7,111,188)	9,827
Taiwanese Dollar, Expiring 12/18/13*	The Royal Bank of Scotland	TWD	(5,233,700,000)	(176,860,483)	(177,227,736)	(367,253)
South African Rand, Expiring 12/18/13	Credit Suisse International	ZAR	(140,000,000)	(13,749,259)	(13,782,324)	(33,065)
South African Rand, Expiring 12/18/13	The Royal Bank of Scotland	ZAR	(1,904,600,000)	(187,828,111)	(187,498,675)	329,436

				(8,318,619,463)	(8,445,280,087)	(126,660,624)

				$1,401,699,411	$1,382,729,773	$(18,969,638)

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $38,839,324.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 77.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b) (cost $21,227,303)	21,227,303	$21,227,303

	PRINCIPAL AMOUNT (000’s)

SHORT-TERM INVESTMENTS - 20.6%
U.S. Treasury Bill, 0.000%, 01/30/2014 (c)	$2,838	2,838,229
U.S. Treasury Bill, 0.000%, 02/06/2014 (c)	2,838	2,838,149

TOTAL SHORT-TERM INVESTMENTS (cost $5,675,232)		5,676,378

TOTAL INVESTMENTS - 97.6% (cost $26,902,535)		26,903,681

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4% (d)		662,495

NET ASSETS - 100.0%		$27,566,176

(a)	Represents annualized seven-day yield as of September 30, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of September 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Brent Crude Futures	10/16/2013	USD	1,358,760	$(58,192)
Barclays Capital	Brent Crude Futures	10/16/2013	USD	(1,358,760)	4,409
Barclays Capital	Brent Crude Futures	10/16/2013	USD	(107,700)	260
Barclays Capital	Brent Crude Futures	10/16/2013	USD	860,830	(1,200)
Barclays Capital	Coffee ‘C’ Futures	12/18/2013	USD	(451,313)	24,938
Barclays Capital	Corn Futures	12/13/2013	USD	(610,742)	14,717
Bank of America	Euro - SCHATZ Futures	12/6/2013	EUR	(2,093,530)	(5,482)
Barclays Capital	Gas Oil Futures	10/10/2013	USD	961,500	(44,544)
Barclays Capital	Gas Oil Futures	10/10/2013	USD	(961,500)	2,099
Barclays Capital	Gas Oil Futures	11/12/2013	USD	(183,405)	165
Barclays Capital	Gas Oil Futures	11/12/2013	USD	368,225	(3,159)
Barclays Capital	Gasoline RBOB Futures	10/31/2013	USD	1,203,006	(79,000)
Barclays Capital	Gasoline RBOB Futures	10/31/2013	USD	(1,203,006)	39,920
Barclays Capital	Gasoline RBOB Futures	11/30/2013	USD	1,160,439	(57,001)
Barclays Capital	Gasoline RBOB Futures	11/30/2013	USD	(1,160,439)	29,498

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Gold 100 OZ Futures	12/27/2013	USD	(2,617,750)	$(36,234)
Barclays Capital	Gold 100 OZ Futures	12/27/2013	USD	2,486,750	(48,453)
Bank of America	H-SHARES Index Futures	10/30/2013	HKD	2,133,261	(8,544)
Barclays Capital	Lean Hogs Futures	12/13/2013	USD	279,693	(2,493)
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	(455,969)	(3,969)
Bank of America	MSCI Taiwan Stock Index Futures	10/30/2013	USD	116,567	(1,727)
Barclays Capital	Natural Gas Swap Futures	10/31/2013	USD	(405,130)	20,350
Barclays Capital	Natural Gas Swap Futures	10/31/2013	USD	405,130	(11,770)
Barclays Capital	Natural Gas Swap Futures	11/30/2013	USD	(405,350)	13,750
Barclays Capital	NY Harbor ULSD Financial Futures	10/31/2013	USD	922,307	(43,217)
Barclays Capital	NY Harbor ULSD Financial Futures	10/31/2013	USD	(922,307)	31,533
Barclays Capital	NY Harbor ULSD Financial Futures	11/30/2013	USD	911,026	(37,396)
Barclays Capital	NY Harbor ULSD Financial Futures	11/30/2013	USD	(1,161,690)	12,475
Barclays Capital	Silver Futures	12/27/2013	USD	(1,399,315)	(11,700)
Barclays Capital	Silver Futures	12/27/2013	USD	966,285	(70,810)
Barclays Capital	Soybean Futures	11/14/2013	USD	1,839,438	(70,879)
Barclays Capital	Soybean Futures	11/14/2013	USD	(1,704,167)	(116,973)
Barclays Capital	Soybean Futures	12/13/2013	USD	263,709	2,231
Barclays Capital	Soybean Futures	12/13/2013	USD	(263,709)	(38,203)
Bank of America	Swiss Market Index Futures	12/20/2013	CHF	1,284,004	(922)
Bank of America	U.S. Treasury 2-Year Note Futures	12/31/2013	USD	1,761,731	394
Bank of America	U.S. Treasury 5-Year Note Futures	12/31/2013	USD	(956,457)	(11,918)
Barclays Capital	Wheat Futures	12/13/2013	USD	(1,861,844)	(105,672)
Barclays Capital	Wheat Futures	12/13/2013	USD	644,166	3,149
Barclays Capital	WTI Crude Oil Futures	10/22/2013	USD	1,396,650	(66,348)
Barclays Capital	WTI Crude Oil Futures	10/22/2013	USD	(542,450)	3,760

					$(732,158)

Money Market Fund is pledged as collateral with broker for total return swap contracts in the amount of $1,580,000 at September 30, 2013.

Open futures contracts outstanding at September 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
16	Goldman Sachs	Cocoa Futures	December 13, 2013	$403,427	$422,400	$18,973
4	Goldman Sachs	Cotton No. 2 Futures	December 6, 2013	173,476	174,420	944
11	Goldman Sachs	Lean Hogs Futures	December 13, 2013	384,459	381,150	(3,309)
1	J. P. Morgan	LME Aluminum Futures	October 30, 2013	44,627	45,344	717
1	J. P. Morgan	LME Aluminum Futures	November 12, 2013	47,058	45,518	(1,540)
3	J. P. Morgan	LME Aluminum Futures	November 29, 2013	137,119	137,231	112
2	J. P. Morgan	LME Aluminum Futures	December 5, 2013	89,579	91,645	2,066
2	J. P. Morgan	LME Aluminum Futures	December 6, 2013	90,754	91,671	917
1	J. P. Morgan	LME Aluminum Futures	December 10, 2013	44,977	45,888	911
3	J. P. Morgan	LME Aluminum Futures	December 16, 2013	136,500	137,981	1,481
1	J. P. Morgan	LME Aluminum Futures	December 24, 2013	45,081	46,060	979

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J. P. Morgan	LME Aluminum Futures	December 27, 2013	$45,632	$46,093	$461
1	J. P. Morgan	LME Aluminum Futures	December 30, 2013	46,139	46,125	(14)
5	J. P. Morgan	LME Copper Futures	October 17, 2013	867,948	910,820	42,872
1	J. P. Morgan	LME Copper Futures	October 23, 2013	174,863	182,211	7,348
1	J. P. Morgan	LME Copper Futures	October 24, 2013	176,522	182,218	5,696
6	J. P. Morgan	LME Nickel Futures	October 17, 2013	499,693	500,266	573
1	J. P. Morgan	LME Nickel Futures	October 25, 2013	85,862	83,415	(2,447)
1	J. P. Morgan	LME Nickel Futures	October 29, 2013	82,973	83,433	460
1	J. P. Morgan	LME Nickel Futures	November 20, 2013	87,993	83,535	(4,458)
1	J. P. Morgan	LME Nickel Futures	December 6, 2013	84,002	83,617	(385)
3	J. P. Morgan	LME Zinc Futures	October 17, 2013	140,256	141,633	1,377
1	J. P. Morgan	LME Zinc Futures	October 31, 2013	45,802	47,363	1,561
2	J. P. Morgan	LME Zinc Futures	November 15, 2013	98,456	95,053	(3,403)
1	J. P. Morgan	LME Zinc Futures	November 19, 2013	49,894	47,570	(2,324)
1	J. P. Morgan	LME Zinc Futures	November 20, 2013	49,158	47,581	(1,577)
1	J. P. Morgan	LME Zinc Futures	November 21, 2013	49,493	47,592	(1,901)
1	J. P. Morgan	LME Zinc Futures	December 5, 2013	46,927	47,735	808
1	J. P. Morgan	LME Zinc Futures	December 6, 2013	47,452	47,745	293
1	J. P. Morgan	LME Zinc Futures	December 9, 2013	47,252	47,776	524
1	J. P. Morgan	LME Zinc Futures	December 10, 2013	46,852	47,786	934
1	J. P. Morgan	LME Zinc Futures	December 11, 2013	47,040	47,797	757
1	J. P. Morgan	LME Zinc Futures	December 16, 2013	47,952	47,869	(83)
1	J. P. Morgan	LME Zinc Futures	December 19, 2013	47,358	47,875	517
1	J. P. Morgan	LME Zinc Futures	December 23, 2013	46,952	47,902	950
6	Goldman Sachs	Soybean Meal Futures	December 13, 2013	256,874	243,240	(13,634)
12	Barclays Capital	Amsterdam Index Futures	October 18, 2013	1,241,858	1,217,890	(23,968)
21	Barclays Capital	CAC40 10 Euro Futures	October 18, 2013	1,179,427	1,177,872	(1,555)
4	Barclays Capital	DAX Index Futures	December 20, 2013	1,165,194	1,161,963	(3,231)
18	Barclays Capital	DJIA Mini E-CBOT Futures	December 20, 2013	1,388,470	1,354,141	(34,329)
10	Barclays Capital	E-Mini Russell 2000 Futures	December 20, 2013	1,049,679	1,071,400	21,721
30	Barclays Capital	Euro Stoxx 50 Index	December 20, 2013	1,172,094	1,168,456	(3,638)
12	Barclays Capital	FTSE 100 Index Futures	December 20, 2013	1,273,440	1,249,046	(24,394)
16	J. P. Morgan	FTSE/JSE Top 40 Index Futures	December 19, 2013	628,751	633,419	4,668
4	Barclays Capital	FTSE/MIB Index Futures	December 20, 2013	475,060	471,279	(3,781)
8	Barclays Capital	Hang Seng Index Futures	October 30, 2013	1,196,473	1,180,159	(16,314)
1	Barclays Capital	H-SHARES Index Futures	October 30, 2013	68,141	66,627	(1,514)
5	Barclays Capital	IBEX 35 Index Futures	October 18, 2013	605,299	617,887	12,588
2	Barclays Capital	KOSPI Index 200 Futures	December 12, 2013	245,364	244,772	(592)
1	Barclays Capital	MSCI Singapore Index Futures	October 30, 2013	58,520	57,694	(826)
15	Barclays Capital	MSCI Taiwan Stock Index Futures	October 30, 2013	438,215	430,650	(7,565)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
21	Barclays Capital	NASDAQ 100 E-Mini Futures	December 20, 2013	$1,330,725	$1,347,780	$17,055
16	Barclays Capital	S&P 500 E-Mini Futures	December 20, 2013	1,349,620	1,339,440	(10,180)
9	Barclays Capital	S&P MID 400 E-Mini Futures	December 20, 2013	1,107,166	1,116,540	9,374
11	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	December 19, 2013	1,559,311	1,560,216	905
7	Barclays Capital	SGX S&P CNX Nifty Index Futures	October 31, 2013	83,079	80,717	(2,362)
14	Barclays Capital	SPI 200 Index Futures	December 19, 2013	1,714,631	1,705,388	(9,243)
6	Barclays Capital	TOPIX Index Futures	December 12, 2013	723,464	730,352	6,888
13	J. P. Morgan	3-Month Euro Euribor Futures	March 17, 2014	4,382,650	4,382,473	(177)
14	J. P. Morgan	3-Month Euro Euribor Futures	June 16, 2014	4,717,256	4,717,455	199
11	J. P. Morgan	3-Month Euro Euribor Futures	September 15, 2014	3,704,335	3,704,712	377
11	J. P. Morgan	3-Month Euro Euribor Futures	December 15, 2014	3,701,467	3,702,294	827
11	J. P. Morgan	3-Month Euro Euribor Futures	March 16, 2015	3,698,458	3,699,503	1,045
9	J. P. Morgan	3-Month Euro Euribor Futures	June 15, 2015	3,023,474	3,023,975	501
8	J. P. Morgan	3-Month Euro Euribor Futures	September 14, 2015	2,684,773	2,685,136	363
28	J. P. Morgan	90-Day EURODollar Futures	March 17, 2014	6,977,577	6,977,251	(326)
28	J. P. Morgan	90-Day EURODollar Futures	June 16, 2014	6,974,342	6,974,450	108
25	J. P. Morgan	90-Day EURODollar Futures	September 15, 2014	6,222,559	6,223,438	879
19	J. P. Morgan	90-Day EURODollar Futures	December 15, 2014	4,724,579	4,725,775	1,196
14	J. P. Morgan	90-Day EURODollar Futures	March 16, 2015	3,476,788	3,478,301	1,513
11	J. P. Morgan	90-Day EURODollar Futures	June 15, 2015	2,727,660	2,728,962	1,302
6	J. P. Morgan	90-Day EURODollar Futures	September 14, 2015	1,484,920	1,485,600	680
1	J. P. Morgan	90-Day Sterling Futures	March 19, 2014	201,190	201,189	(1)
1	J. P. Morgan	Canadian 3-Month Bank Acceptance Futures	March 17, 2014	239,577	239,600	23
12	J. P. Morgan	Canadian 3-Month Bank Acceptance Futures	June 16, 2014	2,873,663	2,873,744	81
12	J. P. Morgan	Euro - Bobl Futures	December 6, 2013	2,016,983	2,020,184	3,201
54	J. P. Morgan	Mini Japanese 10-Year Treasury Bond	December 10, 2013	7,885,861	7,917,473	31,612
41	J. P. Morgan	U.S. Treasury 2-Year Note Futures	December 31, 2013	9,024,563	9,030,890	6,327

				105,613,058	105,649,651	36,593

Short Contracts:
3	Goldman Sachs	Coffee ‘C’ Futures	December 18, 2013	(135,003)	(127,912)	7,091
39	Goldman Sachs	Corn Futures	December 13, 2013	(897,329)	(860,925)	36,404
1	J. P. Morgan	LME Aluminum Futures	October 30, 2013	(44,866)	(45,344)	(478)
1	J. P. Morgan	LME Aluminum Futures	November 12, 2013	(47,079)	(45,518)	1,561
3	J. P. Morgan	LME Aluminum Futures	November 29, 2013	(137,260)	(137,230)	30
2	J. P. Morgan	LME Aluminum Futures	December 5, 2013	(89,727)	(91,645)	(1,918)
2	J. P. Morgan	LME Aluminum Futures	December 6, 2013	(90,703)	(91,672)	(969)
1	J. P. Morgan	LME Aluminum Futures	December 10, 2013	(44,941)	(45,888)	(947)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
8	J. P. Morgan	LME Aluminum Futures	December 16, 2013	$(362,787)	$(367,950)	$(5,163)
1	J. P. Morgan	LME Aluminum Futures	December 24, 2013	(45,073)	(46,060)	(987)
1	J. P. Morgan	LME Aluminum Futures	December 27, 2013	(45,617)	(46,093)	(476)
1	J. P. Morgan	LME Aluminum Futures	December 30, 2013	(46,085)	(46,125)	(40)
5	J. P. Morgan	LME Copper Futures	October 17, 2013	(865,908)	(910,820)	(44,912)
1	J. P. Morgan	LME Copper Futures	October 23, 2013	(175,373)	(182,211)	(6,838)
1	J. P. Morgan	LME Copper Futures	October 24, 2013	(177,873)	(182,218)	(4,345)
3	J. P. Morgan	LME Copper Futures	December 16, 2013	(540,294)	(547,650)	(7,356)
6	J. P. Morgan	LME Nickel Futures	October 17, 2013	(494,940)	(500,266)	(5,326)
1	J. P. Morgan	LME Nickel Futures	October 25, 2013	(85,498)	(83,415)	2,083
1	J. P. Morgan	LME Nickel Futures	October 29, 2013	(82,768)	(83,433)	(665)
1	J. P. Morgan	LME Nickel Futures	November 20, 2013	(88,138)	(83,535)	4,603
1	J. P. Morgan	LME Nickel Futures	December 6, 2013	(83,579)	(83,617)	(38)
4	J. P. Morgan	LME Nickel Futures	December 16, 2013	(330,808)	(334,716)	(3,908)
3	J. P. Morgan	LME Zinc Futures	October 17, 2013	(140,413)	(141,633)	(1,220)
1	J. P. Morgan	LME Zinc Futures	October 31, 2013	(46,075)	(47,363)	(1,288)
2	J. P. Morgan	LME Zinc Futures	November 15, 2013	(98,596)	(95,054)	3,542
1	J. P. Morgan	LME Zinc Futures	November 19, 2013	(49,998)	(47,570)	2,428
1	J. P. Morgan	LME Zinc Futures	November 20, 2013	(49,410)	(47,581)	1,829
1	J. P. Morgan	LME Zinc Futures	November 21, 2013	(49,498)	(47,592)	1,906
1	J. P. Morgan	LME Zinc Futures	December 5, 2013	(46,957)	(47,735)	(778)
1	J. P. Morgan	LME Zinc Futures	December 6, 2013	(47,354)	(47,745)	(391)
1	J. P. Morgan	LME Zinc Futures	December 9, 2013	(47,308)	(47,776)	(468)
1	J. P. Morgan	LME Zinc Futures	December 10, 2013	(46,920)	(47,787)	(867)
1	J. P. Morgan	LME Zinc Futures	December 11, 2013	(47,004)	(47,797)	(793)
7	J. P. Morgan	LME Zinc Futures	December 16, 2013	(330,184)	(335,081)	(4,897)
1	J. P. Morgan	LME Zinc Futures	December 19, 2013	(47,401)	(47,875)	(474)
1	J. P. Morgan	LME Zinc Futures	December 23, 2013	(46,799)	(47,903)	(1,104)
33	Goldman Sachs	Soybean Oil Futures	December 13, 2013	(882,429)	(813,780)	68,649
41	Goldman Sachs	Sugar #11 (World Markets) Futures	February 28, 2014	(810,029)	(832,989)	(22,960)
4	J. P. Morgan	90-Day Sterling Futures	September 17, 2014	(802,903)	(803,542)	(639)
10	J. P. Morgan	90-Day Sterling Futures	December 17, 2014	(2,005,179)	(2,006,829)	(1,650)
15	J. P. Morgan	90-Day Sterling Futures	March 18, 2015	(3,004,675)	(3,006,753)	(2,078)
19	J. P. Morgan	90-Day Sterling Futures	June 17, 2015	(3,800,667)	(3,802,786)	(2,119)
22	J. P. Morgan	90-Day Sterling Futures	September 16, 2015	(4,384,149)	(4,395,212)	(11,063)
16	J. P. Morgan	Australia 10-Year Bond Futures	December 16, 2013	(1,721,466)	(1,755,565)	(34,099)
51	J. P. Morgan	Australia 3-Year Bond Futures	December 16, 2013	(5,137,826)	(5,184,370)	(46,544)
20	J. P. Morgan	Canadian 10-Year Bond Futures	December 18, 2013	(2,490,710)	(2,517,159)	(26,449)
9	J. P. Morgan	Euro CHF 3-Month LIFFE Futures	March 17, 2014	(2,486,225)	(2,487,228)	(1,003)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
8	J. P. Morgan	Euro CHF 3-Month LIFFE Futures	June 16, 2014	$(2,209,449)	$(2,210,648)	$(1,199)
14	J. P. Morgan	Euro-Buxl 30-Year Bond Futures	December 6, 2013	(2,338,555)	(2,376,958)	(38,403)
12	J. P. Morgan	Long Gilt Futures	December 27, 2013	(2,121,940)	(2,143,164)	(21,224)
9	J. P. Morgan	U.S. Long Bond Futures	December 19, 2013	(1,172,075)	(1,200,375)	(28,300)
3	J. P. Morgan	U.S. Treasury 10-Year Note Futures	December 19, 2013	(369,145)	(379,172)	(10,027)

				(41,742,988)	(41,957,265)	(214,277)

				$63,870,070	$63,692,386	$(177,684)

Cash held as collateral with Barclays Capital for future contracts was $922,889. Cash held as collateral with J. P. Morgan for future contracts was $778,986. Cash held as collateral with Goldman Sachs for future contracts was $86,931 at September 30, 2013.

Forward foreign currency exchange contracts outstanding as of September 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/18/13	Credit Suisse International	AUD	2,290,500	$2,113,628	$2,125,961	$12,333
Australian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	AUD	2,290,500	2,113,652	2,125,961	12,309
Brazilian Real, Expiring 12/18/13*	Credit Suisse International	BRL	920,000	406,587	407,861	1,274
Brazilian Real, Expiring 12/18/13*	The Royal Bank of Scotland	BRL	920,000	406,608	407,861	1,253
Canadian Dollar, Expiring 12/18/13	Credit Suisse International	CAD	3,823,500	3,689,374	3,704,682	15,308
Canadian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	CAD	3,823,500	3,689,403	3,704,682	15,279
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	6,000	6,589	6,639	50
Chilean Peso, Expiring 12/18/13*	Credit Suisse International	CLP	27,500,000	54,398	53,890	(508)
Chilean Peso, Expiring 12/18/13*	The Royal Bank of Scotland	CLP	41,500,000	82,377	81,325	(1,052)
Columbian Peso, Expiring 12/18/13*	Credit Suisse International	COP	165,000,000	86,626	85,964	(662)
Columbian Peso, Expiring 12/18/13*	The Royal Bank of Scotland	COP	165,000,000	86,628	85,964	(664)
Czech Republic Koruna, Expiring 12/18/13	Credit Suisse International	CZK	3,700,000	194,038	194,951	913
Czech Republic Koruna, Expiring 12/18/13	The Royal Bank of Scotland	CZK	3,700,000	194,014	194,951	937
Euro, Expiring 12/18/13	Credit Suisse International	EUR	11,651,000	15,416,682	15,765,253	348,571
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	11,665,000	15,435,209	15,784,197	348,988

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 12/18/13	Credit Suisse International	GBP	1,324,000	$2,090,759	$2,142,204	$51,445
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	1,324,000	2,090,796	2,142,204	51,408
Hungarian Forint, Expiring 12/18/13	Credit Suisse International	HUF	36,000,000	163,407	162,849	(558)
Hungarian Forint, Expiring 12/18/13	The Royal Bank of Scotland	HUF	36,000,000	163,389	162,849	(540)
Indonesian Rupiah, Expiring 12/18/13*	Credit Suisse International	IDR	60,000,000	5,329	5,108	(221)
Indonesian Rupiah, Expiring 12/18/13*	The Royal Bank of Scotland	IDR	60,000,000	5,329	5,108	(221)
Israeli Shekel, Expiring 12/18/13	Credit Suisse International	ILS	1,960,000	548,547	555,386	6,839
Israeli Shekel, Expiring 12/18/13	The Royal Bank of Scotland	ILS	1,960,000	548,536	555,386	6,850
Indian Rupee, Expiring 12/18/13*	Credit Suisse International	INR	8,100,000	126,387	126,682	295
Indian Rupee, Expiring 12/18/13*	The Royal Bank of Scotland	INR	12,200,000	185,850	190,805	4,955
Japanese Yen, Expiring 12/18/13	Credit Suisse International	JPY	119,698,000	1,212,139	1,218,392	6,253
Japanese Yen, Expiring 12/18/13	The Royal Bank of Scotland	JPY	119,698,000	1,212,176	1,218,392	6,216
Korean Won, Expiring 12/18/13*	Credit Suisse International	KRW	1,566,000,000	1,424,732	1,450,018	25,286
Korean Won, Expiring 12/18/13*	The Royal Bank of Scotland	KRW	1,566,000,000	1,424,746	1,450,018	25,272
Mexican Peso, Expiring 12/18/13	Credit Suisse International	MXN	9,495,000	734,717	720,804	(13,913)
Mexican Peso, Expiring 12/18/13	The Royal Bank of Scotland	MXN	9,495,000	734,784	720,805	(13,979)
Malaysian Ringgit, Expiring 12/18/13*	Credit Suisse International	MYR	495,000	154,481	151,111	(3,370)
Malaysian Ringgit, Expiring 12/18/13*	The Royal Bank of Scotland	MYR	515,000	160,792	157,216	(3,576)
Norwegian Krone, Expiring 12/18/13	Credit Suisse International	NOK	17,371,500	2,952,689	2,880,442	(72,247)
Norwegian Krone, Expiring 12/18/13	The Royal Bank of Scotland	NOK	17,371,500	2,952,725	2,880,442	(72,283)
New Zealand Dollar, Expiring 12/18/13	Credit Suisse International	NZD	4,655,500	3,721,953	3,845,769	123,816
New Zealand Dollar, Expiring 12/18/13	The Royal Bank of Scotland	NZD	4,655,500	3,722,024	3,845,770	123,746
Philippine Peso, Expiring 12/18/13*	Credit Suisse International	PHP	13,550,000	315,557	311,172	(4,385)
Philippine Peso, Expiring 12/18/13*	The Royal Bank of Scotland	PHP	13,550,000	315,561	311,172	(4,389)
Poland Zloty, Expiring 12/18/13	Credit Suisse International	PLN	3,460,000	1,089,447	1,102,841	13,394
Poland Zloty, Expiring 12/18/13	The Royal Bank of Scotland	PLN	3,460,000	1,089,410	1,102,841	13,431
Russian Ruble, Expiring 12/18/13*	Credit Suisse International	RUB	38,050,000	1,167,035	1,158,016	(9,019)
Russian Ruble, Expiring 12/18/13*	The Royal Bank of Scotland	RUB	38,050,000	1,167,066	1,158,016	(9,050)
Swedish Krona, Expiring 12/18/13	Credit Suisse International	SEK	19,056,500	2,961,489	2,959,865	(1,624)
Swedish Krona, Expiring 12/18/13	The Royal Bank of Scotland	SEK	19,056,500	2,961,512	2,959,866	(1,646)
Singapore Dollar, Expiring 12/18/13	Credit Suisse International	SGD	1,537,000	1,217,806	1,225,258	7,452

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 12/18/13	The Royal Bank of Scotland	SGD	1,537,000	$1,217,803	$1,225,258	$7,455
Turkish Lira, Expiring 12/18/13	Credit Suisse International	TRY	535,000	265,350	261,156	(4,194)
Turkish Lira, Expiring 12/18/13	The Royal Bank of Scotland	TRY	535,000	265,385	261,158	(4,227)
Taiwanese Dollar, Expiring 12/18/13*	Credit Suisse International	TWD	32,900,000	1,113,931	1,114,087	156
Taiwanese Dollar, Expiring 12/18/13*	The Royal Bank of Scotland	TWD	32,900,000	1,113,948	1,114,087	139
South African Rand, Expiring 12/18/13	Credit Suisse International	ZAR	5,005,000	499,060	492,718	(6,342)
South African Rand, Expiring 12/18/13	The Royal Bank of Scotland	ZAR	5,005,000	499,069	492,718	(6,351)

				87,571,529	88,568,131	996,602

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/18/13	Credit Suisse International	AUD	(3,529,500)	$(3,205,399)	$(3,275,962)	$(70,563)
Australian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	AUD	(3,529,500)	(3,205,383)	(3,275,962)	(70,579)
Brazilian Real, Expiring 12/18/13*	Credit Suisse International	BRL	(865,000)	(363,790)	(383,479)	(19,689)
Brazilian Real, Expiring 12/18/13*	The Royal Bank of Scotland	BRL	(865,000)	(363,791)	(383,479)	(19,688)
Canadian Dollar, Expiring 12/18/13	Credit Suisse International	CAD	(4,027,500)	(3,850,781)	(3,902,342)	(51,561)
Canadian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	CAD	(4,027,500)	(3,850,789)	(3,902,342)	(51,553)
Swiss Franc, Expiring 12/18/13	Credit Suisse International	CHF	(1,500)	(1,589)	(1,660)	(71)
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	(6,500)	(6,992)	(7,192)	(200)
Chilean Peso, Expiring 12/18/13*	Credit Suisse International	CLP	(16,000,000)	(30,969)	(31,354)	(385)
Chilean Peso, Expiring 12/18/13*	The Royal Bank of Scotland	CLP	(16,000,000)	(30,969)	(31,354)	(385)
Columbian Peso, Expiring 12/18/13*	Credit Suisse International	COP	(151,500,000)	(77,242)	(78,930)	(1,688)
Columbian Peso, Expiring 12/18/13*	The Royal Bank of Scotland	COP	(151,500,000)	(77,243)	(78,930)	(1,687)
Czech Republic Koruna, Expiring 12/18/13	Credit Suisse International	CZK	(7,700,000)	(395,332)	(405,709)	(10,377)
Czech Republic Koruna, Expiring 12/18/13	The Royal Bank of Scotland	CZK	(7,700,000)	(395,370)	(405,709)	(10,339)
Euro, Expiring 12/18/13	Credit Suisse International	EUR	(6,959,000)	(9,284,800)	(9,416,393)	(131,593)
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	(6,984,000)	(9,318,234)	(9,450,220)	(131,986)
British Pound, Expiring 12/18/13	Credit Suisse International	GBP	(168,000)	(267,427)	(271,821)	(4,394)
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	(168,000)	(267,423)	(271,821)	(4,398)
Hungarian Forint, Expiring 12/18/13	Credit Suisse International	HUF	(42,500,000)	(184,495)	(192,252)	(7,757)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Hungarian Forint, Expiring 12/18/13	The Royal Bank of Scotland	HUF	(42,500,000)	$(184,506)	$(192,252)	$(7,746)
Indonesian Rupiah, Expiring 12/18/13*	Credit Suisse International	IDR	(2,825,000,000)	(236,338)	(240,523)	(4,185)
Indonesian Rupiah, Expiring 12/18/13*	The Royal Bank of Scotland	IDR	(2,825,000,000)	(236,339)	(240,523)	(4,184)
Israeli Shekel, Expiring 12/18/13	Credit Suisse International	ILS	(400,000)	(110,229)	(113,344)	(3,115)
Israeli Shekel, Expiring 12/18/13	The Royal Bank of Scotland	ILS	(400,000)	(110,236)	(113,344)	(3,108)
Indian Rupee, Expiring 12/18/13*	Credit Suisse International	INR	(45,600,000)	(690,079)	(713,172)	(23,093)
Indian Rupee, Expiring 12/18/13*	The Royal Bank of Scotland	INR	(45,600,000)	(690,081)	(713,172)	(23,091)
Japanese Yen, Expiring 12/18/13	Credit Suisse International	JPY	(792,884,500)	(7,960,110)	(8,070,689)	(110,579)
Japanese Yen, Expiring 12/18/13	The Royal Bank of Scotland	JPY	(792,884,500)	(7,960,048)	(8,070,689)	(110,641)
Korean Won, Expiring 12/18/13*	Credit Suisse International	KRW	(149,000,000)	(137,506)	(137,965)	(459)
Korean Won, Expiring 12/18/13*	The Royal Bank of Scotland	KRW	(149,000,000)	(137,506)	(137,965)	(459)
Mexican Peso, Expiring 12/18/13	Credit Suisse International	MXN	(3,415,000)	(254,933)	(259,246)	(4,313)
Mexican Peso, Expiring 12/18/13	The Royal Bank of Scotland	MXN	(3,415,000)	(254,937)	(259,246)	(4,309)
Malaysian Ringgit, Expiring 12/18/13*	Credit Suisse International	MYR	(1,100,000)	(331,381)	(335,801)	(4,420)
Malaysian Ringgit, Expiring 12/18/13*	The Royal Bank of Scotland	MYR	(1,100,000)	(331,378)	(335,801)	(4,423)
Norwegian Krone, Expiring 12/18/13	Credit Suisse International	NOK	(19,976,500)	(3,340,687)	(3,312,390)	28,297
Norwegian Krone, Expiring 12/18/13	The Royal Bank of Scotland	NOK	(19,976,500)	(3,340,684)	(3,312,390)	28,294
New Zealand Dollar, Expiring 12/18/13	Credit Suisse International	NZD	(1,565,500)	(1,235,599)	(1,293,213)	(57,614)
New Zealand Dollar, Expiring 12/18/13	The Royal Bank of Scotland	NZD	(1,565,500)	(1,235,603)	(1,293,213)	(57,610)
Philippine Peso, Expiring 12/18/13*	Credit Suisse International	PHP	(19,350,000)	(434,952)	(444,368)	(9,416)
Philippine Peso, Expiring 12/18/13*	The Royal Bank of Scotland	PHP	(19,350,000)	(434,954)	(444,368)	(9,414)
Poland Zloty, Expiring 12/18/13	Credit Suisse International	PLN	(1,005,000)	(308,935)	(320,334)	(11,399)
Poland Zloty, Expiring 12/18/13	The Royal Bank of Scotland	PLN	(1,005,000)	(308,946)	(320,334)	(11,388)
Russian Ruble, Expiring 12/18/13*	Credit Suisse International	RUB	(15,300,000)	(454,173)	(465,641)	(11,468)
Russian Ruble, Expiring 12/18/13*	The Royal Bank of Scotland	RUB	(15,300,000)	(454,173)	(465,641)	(11,468)
Swedish Krona, Expiring 12/18/13	Credit Suisse International	SEK	(8,956,500)	(1,342,906)	(1,391,128)	(48,222)
Swedish Krona, Expiring 12/18/13	The Royal Bank of Scotland	SEK	(8,956,500)	(1,342,905)	(1,391,128)	(48,223)
Singapore Dollar, Expiring 12/18/13	Credit Suisse International	SGD	(1,269,000)	(996,239)	(1,011,614)	(15,375)
Singapore Dollar, Expiring 12/18/13	The Royal Bank of Scotland	SGD	(1,269,000)	(996,367)	(1,011,614)	(15,247)
Turkish Lira, Expiring 12/18/13	Credit Suisse International	TRY	(1,481,000)	(710,621)	(722,940)	(12,319)
Turkish Lira, Expiring 12/18/13	The Royal Bank of Scotland	TRY	(1,481,000)	(710,762)	(722,940)	(12,178)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Taiwanese Dollar, Expiring 12/18/13*	Credit Suisse International	TWD	(24,850,000)	$(839,856)	$(841,490)	$(1,634)
Taiwanese Dollar, Expiring 12/18/13*	The Royal Bank of Scotland	TWD	(24,850,000)	(839,850)	(841,490)	(1,640)
South African Rand, Expiring 12/18/13	Credit Suisse International	ZAR	(8,950,000)	(882,377)	(881,084)	1,293
South African Rand, Expiring 12/18/13	The Royal Bank of Scotland	ZAR	(8,950,000)	(882,386)	(881,084)	1,302

				(75,896,600)	(77,069,047)	(1,172,447)

				$11,674,929	$11,499,084	$(175,845)

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $220,000 at September 30, 2013.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 95.8%
BlackRock Liquidity Funds TempFund Portfolio, Series I, Institutional Shares, 0.030% (a)	4,087,766	$4,087,766
Dreyfus Treasury Cash Management, Class I, 0.010% (a)	16,351,063	16,351,063
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)	15,645,327	15,645,327
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)	20,438,829	20,438,829

TOTAL MONEY MARKET FUNDS (cost $56,522,985)		56,522,985

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 4.4%
U.S. Treasury Bill, 0.000%, 12/12/2013 (c) (cost $2,599,667)	$2,600	2,599,935

TOTAL INVESTMENTS - 100.2% (cost $59,122,652)		59,122,920

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%) (d)		(139,978)

NET ASSETS - 100.0%		$58,982,942

(a)	Represents annualized seven-day yield as of September 30, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes depreciation on futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of September 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Brent Crude Futures	3/16/2014	USD	2,671,250	$(7,750)
Barclays Capital	Cocoa Futures	12/13/2013	USD	622,490	62,784
Barclays Capital	Cocoa Futures	12/13/2013	USD	(622,490)	(31,476)
Barclays Capital	Coffee ‘C’ Futures	12/18/2013	USD	3,510,322	(149,636)
Barclays Capital	Coffee ‘C’ Futures	12/18/2013	USD	(1,173,413)	18,875
Barclays Capital	Corn Futures	12/13/2013	USD	3,742,576	(210,487)
Barclays Capital	Corn Futures	12/13/2013	USD	(3,742,576)	288,038
Barclays Capital	Corn Futures	3/14/2014	USD	4,775,018	(320,561)
Barclays Capital	Corn Futures	3/14/2014	USD	(1,031,212)	72,072
Deutsche Bank	Corn Futures	3/14/2014	USD	24,437	(1,712)
Barclays Capital	Cotton No. 2 Futures	12/6/2013	USD	1,274,620	33,519
Barclays Capital	Cotton No. 2 Futures	12/6/2013	USD	(422,980)	(8,954)
Deutsche Bank	Gas Oil Futures	12/12/2013	USD	822,825	(5,400)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Gasoline RBOB Futures	11/29/2013	USD	1,255,271	$(49,127)
Barclays Capital	Gold 100 OZ Futures	12/27/2013	USD	9,060,270	204,892
Barclays Capital	Gold 100 OZ Futures	12/27/2013	USD	(3,070,800)	30,747
Barclays Capital	Lean Hogs Futures	12/13/2013	USD	2,202,578	(19,628)
Deutsche Bank	Lean Hogs Futures	12/13/2013	USD	(1,017,320)	12,470
Barclays Capital	Live Cattle Futures	10/31/2013	USD	8,051,057	55,142
Barclays Capital	Live Cattle Futures	10/31/2013	USD	(8,051,057)	(71,682)
Barclays Capital	Live Cattle Futures	12/31/2013	USD	1,661,320	27,960
Deutsche Bank	Live Cattle Futures	12/31/2013	USD	565,884	14,806
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	4,534,300	(256,881)
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	(4,242,450)	(34,969)
Barclays Capital	LME Aluminum Futures	3/17/2014	USD	3,986,700	56,912
Barclays Capital	LME Copper Futures	12/16/2013	USD	8,570,788	191,613
Barclays Capital	LME Copper Futures	12/16/2013	USD	(8,530,500)	(231,900)
Barclays Capital	LME Copper Futures	3/17/2014	USD	7,570,825	114,125
Barclays Capital	LME Copper Futures	3/17/2014	USD	(720,500)	(11,400)
Barclays Capital	LME Lead Futures	12/16/2013	USD	809,075	(15,856)
Barclays Capital	LME Lead Futures	12/16/2013	USD	(803,825)	10,606
Barclays Capital	LME Lead Futures	3/17/2014	USD	807,163	(8,413)
Barclays Capital	LME Nickel Futures	12/16/2013	USD	1,436,352	(97,436)
Barclays Capital	LME Nickel Futures	12/16/2013	USD	(1,369,740)	30,859
Barclays Capital	LME Nickel Futures	3/17/2014	USD	753,084	4,023
Barclays Capital	LME Zinc Futures	12/16/2013	USD	2,488,163	1,013
Barclays Capital	LME Zinc Futures	12/16/2013	USD	(2,467,138)	(22,038)
Barclays Capital	LME Zinc Futures	3/17/2014	USD	2,253,350	28,794
Deutsche Bank	Natural Gas Swap Futures	11/26/2013	USD	2,207,632	(119,392)
Deutsche Bank	NY Harbor ULSD Futures	11/29/2013	USD	1,841,293	(96,638)
Barclays Capital	Silver Futures	12/27/2013	USD	7,081,440	(56,866)
Barclays Capital	Silver Futures	12/27/2013	USD	(4,079,870)	81,585
Barclays Capital	Soybean Futures	11/14/2013	USD	4,518,477	189,558
Barclays Capital	Soybean Futures	11/14/2013	USD	(4,518,477)	65,844
Barclays Capital	Soybean Futures	1/14/2014	USD	7,872,983	(171,409)
Barclays Capital	Soybean Futures	1/14/2014	USD	(4,772,158)	(9,936)
Deutsche Bank	Soybean Futures	1/14/2014	USD	197,700	(4,950)
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	4,755,922	171,653
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	(3,454,655)	(260,582)
Deutsche Bank	Soybean Meal Futures	12/13/2013	USD	78,945	2,135
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	6,057,261	(271,931)
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	(3,106,431)	65,786
Deutsche Bank	Soybean Oil Futures	12/13/2013	USD	199,206	(26,586)
Barclays Capital	Sugar #11 (World Markets) Futures	2/28/2014	USD	4,280,808	120,545
Barclays Capital	Sugar #11 (World Markets) Futures	2/28/2014	USD	(842,415)	(4,084)
Barclays Capital	Wheat Futures	12/13/2013	USD	4,574,756	11,480
Barclays Capital	Wheat Futures	12/13/2013	USD	(4,574,756)	(51,207)
Barclays Capital	Wheat Futures	3/14/2014	USD	4,281,331	109,265
Barclays Capital	Wheat Futures	3/14/2014	USD	(3,391,703)	(89,385)
Deutsche Bank	Wheat Futures	3/14/2014	USD	165,687	6,062
Deutsche Bank	WTI Crude Oil Futures	12/20/2013	USD	3,076,740	(121,640)

					$(756,749)

Money Market Fund is pledged as collateral with brokers for total return swap contracts in the amount of $4,881,375.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Open futures contracts outstanding at September 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
14	Goldman Sachs	Corn Futures	March 14, 2014	$326,517	$318,150	$(8,367)
4	Goldman Sachs	Cotton No. 2 Futures	December 6, 2013	170,022	174,420	4,398
35	Goldman Sachs	Lean Hogs Futures	December 13, 2013	1,223,227	1,212,750	(10,477)
6	J. P. Morgan	LME Aluminum Futures	October 11, 2013	275,881	270,514	(5,367)
1	J. P. Morgan	LME Aluminum Futures	October 16, 2013	45,340	45,157	(183)
5	J. P. Morgan	LME Aluminum Futures	October 25, 2013	229,664	226,383	(3,281)
4	J. P. Morgan	LME Aluminum Futures	November 1, 2013	182,408	181,482	(926)
9	J. P. Morgan	LME Aluminum Futures	November 8, 2013	411,769	409,178	(2,591)
1	J. P. Morgan	LME Aluminum Futures	November 14, 2013	47,002	45,545	(1,457)
1	J. P. Morgan	LME Aluminum Futures	November 27, 2013	47,302	45,717	(1,585)
1	J. P. Morgan	LME Aluminum Futures	December 6, 2013	45,327	45,836	509
1	J. P. Morgan	LME Aluminum Futures	December 12, 2013	44,952	45,915	963
45	J. P. Morgan	LME Aluminum Futures	December 16, 2013	2,146,300	2,069,719	(76,581)
4	J. P. Morgan	LME Aluminum Futures	December 19, 2013	182,870	184,019	1,149
13	J. P. Morgan	LME Aluminum Futures	December 27, 2013	588,602	599,199	10,597
26	J. P. Morgan	LME Aluminum Futures	March 17, 2014	1,204,685	1,222,487	17,802
1	J. P. Morgan	LME Copper Futures	November 8, 2013	179,425	182,335	2,910
2	J. P. Morgan	LME Copper Futures	November 14, 2013	364,635	364,763	128
1	J. P. Morgan	LME Copper Futures	November 22, 2013	184,377	182,377	(2,000)
1	J. P. Morgan	LME Copper Futures	November 29, 2013	181,127	182,429	1,302
1	J. P. Morgan	LME Copper Futures	December 6, 2013	179,627	182,481	2,854
5	J. P. Morgan	LME Copper Futures	December 16, 2013	901,330	912,750	11,420
1	J. P. Morgan	LME Copper Futures	December 20, 2013	183,257	182,513	(744)
3	J. P. Morgan	LME Copper Futures	December 27, 2013	543,991	547,616	3,625
5	J. P. Morgan	LME Copper Futures	March 17, 2014	907,182	914,875	7,693
2	J. P. Morgan	LME Lead Futures	October 11, 2013	105,373	104,764	(609)
3	J. P. Morgan	LME Lead Futures	October 16, 2013	154,331	157,293	2,962
3	J. P. Morgan	LME Lead Futures	November 1, 2013	159,119	157,602	(1,517)
2	J. P. Morgan	LME Lead Futures	November 14, 2013	108,729	105,235	(3,494)
1	J. P. Morgan	LME Lead Futures	November 15, 2013	55,190	52,624	(2,566)
1	J. P. Morgan	LME Lead Futures	December 6, 2013	53,877	52,794	(1,083)
1	J. P. Morgan	LME Lead Futures	December 12, 2013	53,015	52,838	(177)
12	J. P. Morgan	LME Lead Futures	December 16, 2013	639,877	634,575	(5,302)
1	J. P. Morgan	LME Lead Futures	December 27, 2013	52,227	52,914	687
7	J. P. Morgan	LME Lead Futures	March 17, 2014	376,815	372,750	(4,065)
12	J. P. Morgan	LME Zinc Futures	December 16, 2013	563,801	574,425	10,624

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	J. P. Morgan	LME Zinc Futures	December 19, 2013	$95,310	$95,751	$441
14	J. P. Morgan	LME Zinc Futures	March 17, 2014	671,392	679,788	8,396
1	Goldman Sachs	Natural Gas Swap Futures	November 26, 2013	38,004	37,290	(714)
9	Goldman Sachs	NY Harbor ULSD Futures	November 29, 2013	1,186,019	1,121,564	(64,455)
5	Goldman Sachs	Sugar #11 (World Markets) Futures	February 28, 2014	99,251	101,584	2,333
18	Goldman Sachs	WTI Crude Oil Futures	November 20, 2013	1,895,671	1,834,200	(61,471)

				17,104,820	16,936,601	(168,219)

Short Contracts:
6	J. P. Morgan	LME Aluminum Futures	October 11, 2013	(276,287)	(270,514)	5,773
1	J. P. Morgan	LME Aluminum Futures	October 16, 2013	(44,935)	(45,156)	(221)
5	J. P. Morgan	LME Aluminum Futures	October 25, 2013	(230,364)	(226,383)	3,981
4	J. P. Morgan	LME Aluminum Futures	November 1, 2013	(179,948)	(181,482)	(1,534)
9	J. P. Morgan	LME Aluminum Futures	November 8, 2013	(412,043)	(409,178)	2,865
1	J. P. Morgan	LME Aluminum Futures	November 14, 2013	(46,973)	(45,545)	1,428
1	J. P. Morgan	LME Aluminum Futures	November 27, 2013	(47,023)	(45,717)	1,306
1	J. P. Morgan	LME Aluminum Futures	December 6, 2013	(45,217)	(45,836)	(619)
1	J. P. Morgan	LME Aluminum Futures	December 12, 2013	(45,048)	(45,915)	(867)
45	J. P. Morgan	LME Aluminum Futures	December 16, 2013	(2,056,746)	(2,069,718)	(12,972)
4	J. P. Morgan	LME Aluminum Futures	December 19, 2013	(182,692)	(184,019)	(1,327)
13	J. P. Morgan	LME Aluminum Futures	December 27, 2013	(589,941)	(599,199)	(9,258)
14	J. P. Morgan	LME Aluminum Futures	March 17, 2014	(647,258)	(658,262)	(11,004)
1	J. P. Morgan	LME Copper Futures	November 8, 2013	(179,373)	(182,335)	(2,962)
2	J. P. Morgan	LME Copper Futures	November 14, 2013	(365,846)	(364,763)	1,083
1	J. P. Morgan	LME Copper Futures	November 22, 2013	(183,877)	(182,377)	1,500
1	J. P. Morgan	LME Copper Futures	November 29, 2013	(181,036)	(182,429)	(1,393)
1	J. P. Morgan	LME Copper Futures	December 6, 2013	(178,923)	(182,481)	(3,558)
5	J. P. Morgan	LME Copper Futures	December 16, 2013	(905,474)	(912,750)	(7,276)
1	J. P. Morgan	LME Copper Futures	December 20, 2013	(182,123)	(182,513)	(390)
3	J. P. Morgan	LME Copper Futures	December 27, 2013	(543,162)	(547,616)	(4,454)
1	J. P. Morgan	LME Copper Futures	March 17, 2014	(180,254)	(182,975)	(2,721)
2	J. P. Morgan	LME Lead Futures	October 11, 2013	(105,546)	(104,765)	781
3	J. P. Morgan	LME Lead Futures	October 16, 2013	(153,744)	(157,294)	(3,550)
3	J. P. Morgan	LME Lead Futures	November 1, 2013	(157,119)	(157,602)	(483)
2	J. P. Morgan	LME Lead Futures	November 14, 2013	(108,746)	(105,236)	3,510
1	J. P. Morgan	LME Lead Futures	November 15, 2013	(55,223)	(52,624)	2,599
1	J. P. Morgan	LME Lead Futures	December 6, 2013	(53,504)	(52,794)	710
1	J. P. Morgan	LME Lead Futures	December 12, 2013	(52,773)	(52,838)	(65)
12	J. P. Morgan	LME Lead Futures	December 16, 2013	(639,051)	(634,575)	4,476
1	J. P. Morgan	LME Lead Futures	December 27, 2013	(51,985)	(52,914)	(929)
2	J. P. Morgan	LME Lead Futures	March 17, 2014	(106,865)	(106,500)	365

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
12	J. P. Morgan	LME Zinc Futures	December 16, 2013	$(567,575)	$(574,425)	$(6,850)
2	J. P. Morgan	LME Zinc Futures	December 19, 2013	(95,246)	(95,751)	(505)

				(9,851,920)	(9,894,481)	(42,561)

				$7,252,900	$7,042,120	$(210,780)

Cash held as collateral with Goldman Sachs for futures contracts was $458,000. Cash held as collateral with J.P. Morgan for futures contracts was $256,452 at September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 13.9%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 13.9%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.500%	04/15/16	EUR	31,614	$45,190,987
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	23,927	36,608,268
France Government Bond OAT (France)	0.250%	07/25/18	EUR	4,336	6,008,236
France Government Bond OAT (France)	1.100%	07/25/22	EUR	8,184	11,670,076
France Government Bond OAT (France)	1.300%	07/25/19	EUR	10,295	15,122,355
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	16,148	31,912,183

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $139,876,519)					146,512,105

U.S. TREASURY OBLIGATIONS - 15.7%
U.S. Treasury Inflation Protected Securities - 15.7%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/17	USD	48,500	51,435,179
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	47,500	48,407,179
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	16,400	19,500,548
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	17,800	21,812,318
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	19,500	24,938,462

TOTAL U.S. TREASURY OBLIGATIONS (cost $166,415,252)					166,093,686

				SHARES
MONEY MARKET FUNDS - 45.8%
BlackRock Liquidity Funds TempFund Portfolio,
Series I, Institutional shares, 0.030% (a)				16,294,948	16,294,948
Dreyfus Treasury Cash Management, Series I,
Class I, 0.010% (a)				65,179,793	65,179,793
J.P. Morgan U.S. Treasury Plus Money Market
Fund - Institutional Shares, 0.000% (a)(b)				319,868,792	319,868,792
UBS Money Series - UBS Select Treasury
Preferred Fund, Class I, 0.010% (a)				81,475,586	81,475,586

TOTAL MONEY MARKET FUNDS (cost $482,819,119)					482,819,119

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 21.9%
U.S. Treasury Bills, 0.000%, 12/12/2013 (c)				$91,488	91,497,712
U.S. Treasury Bills, 0.000%, 01/30/2014 (c)				69,465	69,479,063
U.S. Treasury Bills, 0.000%, 2/6/2014 (c)				69,463	69,477,118

TOTAL SHORT-TERM INVESTMENTS (cost $230,415,702)					230,453,893

TOTAL INVESTMENTS - 97.3% (cost $1,019,526,592)					1,025,878,803

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7% (d)					28,119,924

NET ASSETS - 100.0%					$1,053,998,727

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of September 30, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions

EUR - Euro

GBP - British Pound

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts sell protection as of September 30, 2013:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	iTraxx Europe Crossover Series 20.V1	1.000%	EUR	1.044%	129,250,000	$104,135	12/20/2018	$(428,556)
CitiBank	iTraxx Europe Crossover Series 20.V1	5.000%	EUR	4.080%	73,225,000	4,723,503	12/20/2018	(610,747)
CitiBank	Markit CDX North America High Yield Index Series 20	5.000%	USD	3.592%	6,623,000	330,503	06/20/2018	66,896
CitiBank	Markit CDX North America High Yield Index Series 21	5.000%	USD	0.399%	102,677,000	4,492,119	12/20/2018	156,867
CitiBank	Markit CDX North America Investment Grade Index Series 21	1.000%	USD	0.818%	307,375,000	3,219,961	12/20/2018	(342,172)
Over the Counter
Bank of America	Markit CMBX North America AJ 3	1.470%	USD	1.168%	25,000	(8,102)	12/13/2049	1,070
Bank of America	Markit CMBX North America AJ 4	0.960%	USD	1.005%	1,850,000	(541,166)	02/17/2051	13,252
Bank of America	Markit CMBX North America AJ 3	1.470%	USD	1.005%	775,000	(233,311)	12/13/2049	15,329
Bank of America	Markit CMBX North America AJ 5	0.980%	USD	0.899%	100,000	(29,236)	02/15/2051	1,223
CitiBank	Markit CDX Emerging Market Index Series 20	5.000%	USD	2.936%	30,625,000	3,331,721	12/20/2018	(342,000)
Deutsche Bank	Markit CMBX North America AJ 3	1.470%	USD	1.168%	1,250,000	(381,131)	12/13/2049	29,546
Deutsche Bank	Markit CMBX North America AJ 4	0.960%	USD	1.005%	1,925,000	(592,499)	02/17/2051	43,184
Deutsche Bank	Markit CMBX North America AJ 4	1.470%	USD	1.005%	1,400,000	(376,412)	12/13/2049	(17,362)
Deutsche Bank	Markit CMBX North America AJ 5	0.980%	USD	0.899%	150,000	(38,910)	02/15/2051	(3,110)
Goldman Sachs	Markit CMBX North America AJ 4	1.470%	USD	1.005%	1,000,000	(275,855)	12/13/2049	(5,412)
Goldman Sachs	Markit CMBX North America AJ 4	0.960%	USD	1.005%	1,175,000	(326,955)	02/17/2051	(8,341)
Goldman Sachs	Markit CMBX North America AJ 5	0.980%	USD	0.899%	150,000	(40,667)	02/15/2051	(1,353)
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 3	1.470%	USD	1.168%	350,000	(100,539)	12/13/2049	2,095
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 4	0.960%	USD	1.005%	400,000	(119,936)	02/17/2051	5,793
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 5	0.980%	USD	0.899%	125,000	(36,073)	02/15/2051	1,056
The Royal Bank of Scotland	Markit CMBX North America AJ 3	1.470%	USD	1.168%	275,000	(74,870)	12/13/2049	(2,478)
The Royal Bank of Scotland	Markit CMBX North America AJ 4	0.960%	USD	1.005%	325,000	(89,323)	02/17/2051	(3,419)
The Royal Bank of Scotland	Markit CMBX North America AJ 5	0.980%	USD	0.899%	175,000	(57,866)	02/15/2051	8,842

						$12,879,091		$(1,419,797)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

Money Market Fund is pledged as collateral with broker for credit default swap contracts in the amount of $10,924,449. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts. Cash held as collateral with CitiBank for credit default swap contracts was $4,385,620. Cash held as collateral for Bank of America for credit default swap contracts was $2,470,000.

Interest rate swap contracts outstanding as of September 30, 2013:

Over the Counter

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	0.900%	(1)	CZK	10,000,000	09/19/2018	$9,491
The Royal Bank of Scotland	1.145%	(1)	CZK	60,000,000	09/19/2018	18,509
The Royal Bank of Scotland	1.255%	(1)	CZK	90,000,000	09/19/2018	1,877
The Royal Bank of Scotland	1.315%	(1)	CZK	100,000,000	09/19/2018	(13,603)
The Royal Bank of Scotland	1.540%	(1)	CZK	60,000,000	09/19/2018	(43,462)
The Royal Bank of Scotland	1.660%	(1)	CZK	250,000,000	09/19/2018	(259,534)
The Royal Bank of Scotland	1.685%	(1)	CZK	70,000,000	09/19/2018	(77,246)
The Royal Bank of Scotland	1.685%	(1)	CZK	60,000,000	09/19/2018	(66,210)
The Royal Bank of Scotland	1.740%	(1)	CZK	40,000,000	09/19/2018	(49,893)
The Royal Bank of Scotland	1.790%	(1)	CZK	60,000,000	09/19/2018	(82,684)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.020%	CZK	570,000,000	09/19/2018	(362,141)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.295%	CZK	60,000,000	09/19/2018	5,024
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.400%	CZK	40,000,000	09/19/2018	14,332
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.420%	CZK	30,000,000	09/19/2018	12,318
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.430%	CZK	30,000,000	09/19/2018	13,102
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.510%	CZK	60,000,000	09/19/2018	38,755
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.625%	CZK	20,000,000	09/19/2018	18,932
CitiBank	6 Month Prague Interbank Offered Rate	1.870%	CZK	250,000,000	03/20/2019	277,326
CitiBank	6 Month Prague Interbank Offered Rate	1.965%	CZK	40,000,000	03/20/2019	54,237
The Royal Bank of Scotland	1.300%	(2)	HKD	45,000,000	09/19/2018	88,753
The Royal Bank of Scotland	1.338%	(2)	HKD	64,000,000	09/19/2018	110,830
The Royal Bank of Scotland	1.360%	(2)	HKD	76,000,000	09/19/2018	121,025
The Royal Bank of Scotland	1.703%	(2)	HKD	50,000,000	09/19/2018	(28,792)
The Royal Bank of Scotland	1.815%	(2)	HKD	27,000,000	09/19/2018	(34,778)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	1.850%	(2)	HKD	53,000,000	09/19/2018	$(80,011)
The Royal Bank of Scotland	1.870%	(2)	HKD	59,000,000	09/19/2018	(96,539)
The Royal Bank of Scotland	1.890%	(2)	HKD	208,000,000	09/19/2018	(366,676)
The Royal Bank of Scotland	2.015%	(2)	HKD	42,000,000	09/19/2018	(107,277)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	0.875%	HKD	72,000,000	09/19/2018	(335,725)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.020%	HKD	271,000,000	09/19/2018	(1,014,866)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.045%	HKD	100,000,000	09/19/2018	(358,662)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.357%	HKD	44,000,000	09/19/2018	(70,903)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.710%	HKD	4,000,000	09/19/2018	2,493
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.730%	HKD	29,000,000	09/19/2018	21,748
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.755%	HKD	26,000,000	09/19/2018	23,614
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.788%	HKD	27,000,000	09/19/2018	30,077
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.813%	HKD	21,000,000	09/19/2018	26,717
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.005%	HKD	19,000,000	09/19/2018	47,327
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.118%	HKD	19,000,000	09/19/2018	60,859
CitiBank	3 Month Hong Kong Interbank Offered Rate	2.195%	HKD	210,000,000	03/20/2019	388,854
CitiBank	3 Month Hong Kong Interbank Offered Rate	2.370%	HKD	22,000,000	03/20/2019	64,932
The Royal Bank of Scotland	4.740%	(3)	HUF	1,200,000,000	09/19/2018	(113,573)
The Royal Bank of Scotland	4.770%	(3)	HUF	1,200,000,000	09/19/2018	(121,115)
The Royal Bank of Scotland	4.930%	(3)	HUF	1,000,000,000	09/19/2018	(134,450)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	5.180%	(3)	HUF	600,000,000	09/19/2018	$(112,095)
The Royal Bank of Scotland	5.200%	(3)	HUF	3,400,000,000	09/19/2018	(649,453)
The Royal Bank of Scotland	5.560%	(3)	HUF	600,000,000	09/19/2018	(159,862)
The Royal Bank of Scotland	5.750%	(3)	HUF	400,000,000	09/19/2018	(122,497)
The Royal Bank of Scotland	5.860%	(3)	HUF	900,000,000	09/19/2018	(296,359)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.520%	HUF	600,000,000	09/19/2018	29,132
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.620%	HUF	400,000,000	09/19/2018	27,801
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.655%	HUF	2,200,000,000	09/19/2018	169,040
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.670%	HUF	400,000,000	09/19/2018	31,992
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.750%	HUF	300,000,000	09/19/2018	29,022
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.815%	HUF	400,000,000	09/19/2018	44,143
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.870%	HUF	400,000,000	09/19/2018	48,752
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.890%	HUF	4,800,000,000	09/19/2018	605,134
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.930%	HUF	100,000,000	09/19/2018	13,445
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.970%	HUF	500,000,000	09/19/2018	71,415
CitiBank	6 Month Budapest Interbank Offered Rate	5.470%	HUF	3,400,000,000	03/20/2019	714,644
CitiBank	6 Month Budapest Interbank Offered Rate	5.510%	HUF	500,000,000	03/20/2019	109,217
The Royal Bank of Scotland	6.350%	(3)	HUF	700,000,000	09/19/2018	(302,361)
The Royal Bank of Scotland	2.650%	(4)	KRW	3,000,000,000	09/19/2018	51,407
The Royal Bank of Scotland	2.655%	(4)	KRW	5,000,000,000	09/19/2018	84,601
The Royal Bank of Scotland	2.869%	(4)	KRW	13,000,000,000	09/19/2018	100,122
The Royal Bank of Scotland	2.888%	(4)	KRW	20,000,000,000	09/19/2018	138,096
The Royal Bank of Scotland	2.890%	(4)	KRW	24,000,000,000	09/19/2018	163,131
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.778%	KRW	35,000,000,000	09/19/2018	(407,514)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.780%	KRW	35,000,000,000	09/19/2018	(403,745)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.820%	KRW	35,000,000,000	09/19/2018	(343,437)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.828%	KRW	37,000,000,000	09/19/2018	(351,108)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.966%	KRW	14,000,000,000	09/19/2018	(49,205)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.045%	KRW	8,000,000,000	09/19/2018	(962)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.070%	KRW	1,000,000,000	09/19/2018	$957
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.095%	KRW	8,000,000,000	09/19/2018	16,269
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.115%	KRW	5,000,000,000	09/19/2018	14,476
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.200%	KRW	7,000,000,000	09/19/2018	45,897
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.210%	KRW	6,000,000,000	09/19/2018	41,925
CitiBank	3 Month Korean Certificate of Deposit	3.278%	KRW	31,000,000,000	03/20/2019	196,523
CitiBank	3 Month Korean Certificate of Deposit	3.318%	KRW	31,000,000,000	03/20/2019	249,275
CitiBank	3 Month Korean Certificate of Deposit	3.360%	KRW	5,000,000,000	03/20/2019	49,246
The Royal Bank of Scotland	3.140%	(4)	KRW	15,000,000,000	09/19/2018	(59,581)
The Royal Bank of Scotland	3.190%	(4)	KRW	31,000,000,000	09/19/2018	(189,904)
The Royal Bank of Scotland	3.200%	(4)	KRW	8,000,000,000	09/19/2018	(52,454)
The Royal Bank of Scotland	3.215%	(4)	KRW	18,000,000,000	09/19/2018	(129,652)
The Royal Bank of Scotland	3.220%	(4)	KRW	31,000,000,000	09/19/2018	(229,966)
The Royal Bank of Scotland	3.220%	(4)	KRW	16,000,000,000	09/19/2018	(118,692)
The Royal Bank of Scotland	3.315%	(4)	KRW	5,000,000,000	09/19/2018	(57,553)
The Royal Bank of Scotland	3.265%	(5)	PLN	28,000,000	09/19/2018	222,530
The Royal Bank of Scotland	3.280%	(5)	PLN	3,000,000	09/19/2018	23,179
The Royal Bank of Scotland	3.310%	(5)	PLN	36,000,000	09/19/2018	262,213
The Royal Bank of Scotland	3.320%	(5)	PLN	18,000,000	09/19/2018	128,452
The Royal Bank of Scotland	3.445%	(5)	PLN	24,000,000	09/19/2018	127,016
The Royal Bank of Scotland	3.860%	(5)	PLN	19,000,000	09/19/2018	(15,755)
The Royal Bank of Scotland	3.975%	(5)	PLN	27,000,000	09/19/2018	(68,190)
The Royal Bank of Scotland	4.010%	(5)	PLN	12,000,000	09/19/2018	(36,502)
The Royal Bank of Scotland	4.060%	(5)	PLN	92,000,000	09/19/2018	(347,704)
The Royal Bank of Scotland	4.135%	(5)	PLN	5,000,000	09/19/2018	(24,428)
The Royal Bank of Scotland	4.205%	(5)	PLN	21,000,000	09/19/2018	(124,283)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	3.420%	PLN	17,000,000	09/19/2018	(96,239)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	3.480%	PLN	12,000,000	09/19/2018	(57,313)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	3.530%	PLN	11,000,000	09/19/2018	(44,424)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	3.580%	PLN	10,000,000	09/19/2018	(33,010)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	3.604%	PLN	220,000,000	09/19/2018	(648,983)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	3.735%	PLN	9,000,000	09/19/2018	(9,132)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	3.870%	PLN	7,000,000	09/19/2018	6,837
CitiBank	6 Month Warsaw Interbank Offered Rate	4.275%	PLN	92,000,000	03/20/2019	373,754

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	6 Month Warsaw Interbank Offered Rate	4.460%	PLN	13,000,000	03/20/2019	$87,728
The Royal Bank of Scotland	1.245%	(6)	SGD	14,000,000	09/19/2018	160,596
The Royal Bank of Scotland	1.383%	(6)	SGD	22,000,000	09/19/2018	133,499
The Royal Bank of Scotland	1.470%	(6)	SGD	18,000,000	09/19/2018	47,338
The Royal Bank of Scotland	1.735%	(6)	SGD	15,000,000	09/19/2018	(116,748)
The Royal Bank of Scotland	1.820%	(6)	SGD	34,000,000	09/19/2018	(378,190)
The Royal Bank of Scotland	1.850%	(6)	SGD	34,000,000	09/19/2018	(418,270)
The Royal Bank of Scotland	1.905%	(6)	SGD	19,000,000	09/19/2018	(274,802)
The Royal Bank of Scotland	1.910%	(6)	SGD	17,000,000	09/19/2018	(249,216)
The Royal Bank of Scotland	1.920%	(6)	SGD	9,000,000	09/19/2018	(135,474)
The Royal Bank of Scotland	1.950%	(6)	SGD	13,000,000	09/19/2018	(211,010)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	0.890%	SGD	25,000,000	09/19/2018	(635,518)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	0.930%	SGD	19,000,000	09/19/2018	(453,130)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	0.945%	SGD	6,000,000	09/19/2018	(139,557)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	0.980%	SGD	24,000,000	09/19/2018	(525,221)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.008%	SGD	23,000,000	09/19/2018	(478,483)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.090%	SGD	46,000,000	09/19/2018	(807,843)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.503%	SGD	9,000,000	09/19/2018	(12,175)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.680%	SGD	2,000,000	09/19/2018	11,244
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.710%	SGD	1,000,000	09/19/2018	6,801
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.740%	SGD	8,000,000	09/19/2018	63,837
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.750%	SGD	8,000,000	09/19/2018	66,981
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.775%	SGD	8,000,000	09/19/2018	74,840
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.790%	SGD	5,000,000	09/19/2018	49,722
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.873%	SGD	7,000,000	09/19/2018	92,303
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.980%	SGD	7,000,000	09/19/2018	121,873
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.020%	SGD	500,000	09/19/2018	9,491
CitiBank	6 Month Singapore Interbank Offered Rate	2.145%	SGD	35,000,000	03/20/2019	460,032
CitiBank	6 Month Singapore Interbank Offered Rate	2.150%	SGD	35,000,000	03/20/2019	466,870

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	6 Month Singapore Interbank Offered Rate	2.201%	SGD	5,000,000	03/20/2019	$76,718
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.190%	ZAR	549,000,000	09/19/2018	(2,230,866)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.310%	ZAR	66,000,000	09/19/2018	(234,667)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.063%	ZAR	37,000,000	09/19/2018	(13,702)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.170%	ZAR	40,000,000	09/19/2018	3,388
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.185%	ZAR	32,000,000	09/19/2018	4,743
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.300%	ZAR	19,000,000	09/19/2018	12,065
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.320%	ZAR	41,000,000	09/19/2018	29,505
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.410%	ZAR	54,000,000	09/19/2018	59,432
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.510%	ZAR	41,000,000	09/19/2018	62,479
CitiBank	3 Month Johannesburg Interbank Agreed Rate	8.010%	ZAR	40,000,000	03/20/2019	86,281
CitiBank	3 Month Johannesburg Interbank Agreed Rate	8.125%	ZAR	320,000,000	03/20/2019	840,732
The Royal Bank of Scotland	7.130%	(7)	ZAR	30,000,000	09/19/2018	2,538
The Royal Bank of Scotland	7.190%	(7)	ZAR	104,000,000	09/19/2018	(17,614)
The Royal Bank of Scotland	7.570%	(7)	ZAR	60,000,000	09/19/2018	(106,672)
The Royal Bank of Scotland	7.650%	(7)	ZAR	100,000,000	09/19/2018	(211,649)
The Royal Bank of Scotland	7.650%	(7)	ZAR	40,000,000	09/19/2018	(84,660)
The Royal Bank of Scotland	7.685%	(7)	ZAR	50,000,000	09/19/2018	(113,232)
The Royal Bank of Scotland	7.700%	(7)	ZAR	71,000,000	09/19/2018	(165,297)
The Royal Bank of Scotland	7.729%	(7)	ZAR	320,000,000	09/19/2018	(784,284)
The Royal Bank of Scotland	7.840%	(7)	ZAR	80,000,000	09/19/2018	(233,659)

						$(9,720,631)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

(1)	6 month Prague Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Budapest Interbank Offered Rate
(4)	3 month Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Singapore Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Money Market Fund pledged as collateral to broker is included in the forward foreign currency exchange contracts. Additional collateral for positions held at CitiBank is included in the collateral for credit default swap contracts.

Total return swap contracts outstanding as of September 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Australia 10-Year Bond Futures	12/16/2013	AUD	685,733	$18,667
Morgan Stanley and Co., International PLC	Bovespa Index	10/16/2013	BRL	16,581,976	125,456
Merrill Lynch	Brent Crude Futures	12/16/2013	USD	33,846,760	(180,120)
Barclays Capital	Cocoa Futures	12/13/2013	USD	207,450	30,142
Barclays Capital	Cocoa Futures	12/13/2013	USD	(184,400)	(14,300)
Barclays Capital	Corn Futures	3/14/2014	USD	3,697,915	(266,440)
Barclays Capital	Corn Futures	12/13/2013	USD	3,495,046	(161,653)
Barclays Capital	Corn Futures	12/13/2013	USD	(3,495,046)	271,836
Bank of America	Euro - Bund Futures	12/6/2013	EUR	47,388,263	1,090,294
Merrill Lynch	Gas Oil Futures	12/12/2013	USD	12,433,800	(81,600)
Merrill Lynch	Gasoline RBOB Futures	11/29/2013	USD	11,188,653	(552,661)
Merrill Lynch	Heating Oil Futures	11/29/2013	USD	13,195,329	(608,891)
Morgan Stanley and Co., International PLC	H-SHARES Index Futures	10/30/2013	HKD	28,667,235	(98,349)
Barclays Capital	Lean Hogs Futures	12/13/2013	USD	5,908,509	(52,659)
Barclays Capital	Live Cattle Futures	12/31/2013	USD	2,934,558	21,682
Barclays Capital	Live Cattle Futures	10/31/2013	USD	5,911,663	71,712
Barclays Capital	Live Cattle Futures	10/31/2013	USD	(5,911,663)	(47,268)
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index Futures	10/30/2013	USD	7,373,213	(138,293)
Merrill Lynch	Natural Gas Swap Futures	11/26/2013	USD	7,501,550	(341,870)
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	12/16/2013	USD	7,732,042	142,287
Barclays Capital	Soybean Futures	1/14/2014	USD	1,324,793	(29,965)
Barclays Capital	Soybean Futures	1/14/2014	USD	(1,258,818)	(26,165)
Barclays Capital	Soybean Futures	11/14/2013	USD	1,029,920	60,405
Barclays Capital	Soybean Futures	11/14/2013	USD	(1,029,920)	29,531
Deutsche Bank	Soybean Meal Futures	12/13/2013	USD	674,730	14,450
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	2,293,653	(98,913)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	12/20/2013	CHF	13,349,900	(40,699)
Bank of America	U.S. Treasury 10-Year Note Futures	12/19/2013	USD	142,107,704	2,356,780
Barclays Capital	Wheat Futures	3/14/2014	USD	1,163,050	39,156
Barclays Capital	Wheat Futures	3/14/2014	USD	(365,530)	(13,762)
Barclays Capital	Wheat Futures	12/13/2013	USD	7,819,325	(81,699)
Barclays Capital	Wheat Futures	12/13/2013	USD	(7,819,325)	(87,524)
Merrill Lynch	WTI Crude Oil Futures	11/20/2013	USD	51,576,580	(1,747,480)

					$(397,913)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $25,062,212. Additional collateral for positions held at the Bank of America is included in the collateral for credit default swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

Open futures contracts outstanding at September 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
9	Goldman Sachs	Cattle Feeder Futures	November 21, 2013	$714,128	$743,400	$29,272
20	Goldman Sachs	Cocoa Futures	December 13, 2013	511,469	528,000	16,531
116	Goldman Sachs	Coffee ‘C’ Futures	December 18, 2013	5,342,112	4,945,950	(396,162)
296	Goldman Sachs	Corn Futures	March 14, 2014	7,219,780	6,726,600	(493,180)
80	Goldman Sachs	Cotton No. 2 Futures	December 6, 2013	3,397,468	3,488,400	90,932
116	Goldman Sachs	Gold 100 OZ Futures	December 27, 2013	15,101,484	15,393,200	291,716
22	Goldman Sachs	Lean Hogs Futures	December 13, 2013	768,873	762,300	(6,573)
84	Goldman Sachs	Live Cattle Futures	December 31, 2013	4,331,930	4,434,360	102,430
2	J. P. Morgan	LME Aluminum Futures	October 3, 2013	91,179	89,946	(1,233)
41	J. P. Morgan	LME Aluminum Futures	October 9, 2013	1,839,754	1,847,358	7,604
49	J. P. Morgan	LME Aluminum Futures	October 11, 2013	2,243,135	2,209,202	(33,933)
27	J. P. Morgan	LME Aluminum Futures	October 17, 2013	1,221,133	1,219,583	(1,550)
30	J. P. Morgan	LME Aluminum Futures	October 25, 2013	1,379,797	1,358,303	(21,494)
24	J. P. Morgan	LME Aluminum Futures	November 1, 2013	1,095,650	1,088,892	(6,758)
28	J. P. Morgan	LME Aluminum Futures	November 8, 2013	1,281,058	1,272,999	(8,059)
8	J. P. Morgan	LME Aluminum Futures	November 15, 2013	379,165	364,464	(14,701)
44	J. P. Morgan	LME Aluminum Futures	November 22, 2013	2,077,642	2,008,655	(68,987)
11	J. P. Morgan	LME Aluminum Futures	November 29, 2013	509,323	503,179	(6,144)
6	J. P. Morgan	LME Aluminum Futures	December 5, 2013	268,513	274,936	6,423
4	J. P. Morgan	LME Aluminum Futures	December 12, 2013	179,719	183,659	3,940
604	J. P. Morgan	LME Aluminum Futures	December 16, 2013	28,356,159	27,779,018	(577,141)
9	J. P. Morgan	LME Aluminum Futures	December 19, 2013	410,557	414,043	3,486
33	J. P. Morgan	LME Aluminum Futures	December 27, 2013	1,494,144	1,521,045	26,901
254	J. P. Morgan	LME Aluminum Futures	March 17, 2014	11,736,047	11,942,763	206,716
1	J. P. Morgan	LME Copper Futures	October 3, 2013	174,665	182,246	7,581
4	J. P. Morgan	LME Copper Futures	October 9, 2013	682,602	728,803	46,201
23	J. P. Morgan	LME Copper Futures	October 11, 2013	3,995,705	4,190,105	194,400
19	J. P. Morgan	LME Copper Futures	October 17, 2013	3,296,325	3,461,116	164,791
11	J. P. Morgan	LME Copper Futures	October 25, 2013	1,927,477	2,004,489	77,012
6	J. P. Morgan	LME Copper Futures	November 1, 2013	1,055,862	1,093,683	37,821
7	J. P. Morgan	LME Copper Futures	November 8, 2013	1,254,090	1,276,343	22,253
1	J. P. Morgan	LME Copper Futures	November 15, 2013	182,076	182,390	314
18	J. P. Morgan	LME Copper Futures	November 22, 2013	3,315,787	3,282,790	(32,997)
7	J. P. Morgan	LME Copper Futures	November 29, 2013	1,267,890	1,277,005	9,115
2	J. P. Morgan	LME Copper Futures	December 5, 2013	356,854	364,947	8,093
5	J. P. Morgan	LME Copper Futures	December 6, 2013	898,135	912,405	14,270
6	J. P. Morgan	LME Copper Futures	December 12, 2013	1,067,294	1,095,153	27,859
228	J. P. Morgan	LME Copper Futures	December 16, 2013	40,297,865	41,621,440	1,323,575
11	J. P. Morgan	LME Copper Futures	December 19, 2013	2,015,458	2,007,844	(7,614)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
20	J. P. Morgan	LME Copper Futures	December 27, 2013	$3,616,927	$3,650,775	$33,848
117	J. P. Morgan	LME Copper Futures	March 17, 2014	21,055,918	21,408,075	352,157
2	J. P. Morgan	LME Lead Futures	October 9, 2013	103,685	104,725	1,040
11	J. P. Morgan	LME Lead Futures	October 11, 2013	571,581	576,205	4,624
8	J. P. Morgan	LME Lead Futures	October 17, 2013	412,025	419,502	7,477
2	J. P. Morgan	LME Lead Futures	November 1, 2013	106,004	105,068	(936)
8	J. P. Morgan	LME Lead Futures	November 22, 2013	444,742	421,388	(23,354)
1	J. P. Morgan	LME Lead Futures	December 12, 2013	52,955	52,837	(118)
103	J. P. Morgan	LME Lead Futures	December 16, 2013	5,423,226	5,446,711	23,485
44	J. P. Morgan	LME Lead Futures	March 17, 2014	2,363,829	2,343,000	(20,829)
2	J. P. Morgan	LME Nickel Futures	October 9, 2013	159,184	166,683	7,499
3	J. P. Morgan	LME Nickel Futures	October 17, 2013	247,474	250,133	2,659
1	J. P. Morgan	LME Nickel Futures	October 25, 2013	85,862	83,415	(2,447)
1	J. P. Morgan	LME Nickel Futures	November 8, 2013	85,167	83,479	(1,688)
1	J. P. Morgan	LME Nickel Futures	November 15, 2013	88,764	83,512	(5,252)
12	J. P. Morgan	LME Nickel Futures	November 22, 2013	1,046,761	1,002,543	(44,218)
4	J. P. Morgan	LME Nickel Futures	November 29, 2013	338,888	334,325	(4,563)
4	J. P. Morgan	LME Nickel Futures	December 12, 2013	329,100	334,593	5,493
53	J. P. Morgan	LME Nickel Futures	December 16, 2013	4,532,574	4,434,956	(97,618)
2	J. P. Morgan	LME Nickel Futures	December 19, 2013	171,487	167,366	(4,121)
16	J. P. Morgan	LME Nickel Futures	March 17, 2014	1,332,027	1,345,968	13,941
14	J. P. Morgan	LME Zinc Futures	October 9, 2013	655,644	659,708	4,064
28	J. P. Morgan	LME Zinc Futures	October 11, 2013	1,328,959	1,320,039	(8,920)
31	J. P. Morgan	LME Zinc Futures	October 17, 2013	1,452,098	1,463,541	11,443
7	J. P. Morgan	LME Zinc Futures	October 25, 2013	328,140	331,086	2,946
5	J. P. Morgan	LME Zinc Futures	November 1, 2013	233,385	236,871	3,486
28	J. P. Morgan	LME Zinc Futures	November 22, 2013	1,388,083	1,332,849	(55,234)
296	J. P. Morgan	LME Zinc Futures	December 16, 2013	13,920,909	14,168,760	247,851
10	J. P. Morgan	LME Zinc Futures	December 19, 2013	474,195	478,755	4,560
2	J. P. Morgan	LME Zinc Futures	December 27, 2013	94,632	95,860	1,228
151	J. P. Morgan	LME Zinc Futures	March 17, 2014	7,223,370	7,331,993	108,623
58	Goldman Sachs	Silver Futures	December 27, 2013	6,402,186	6,295,320	(106,866)
138	Goldman Sachs	Soybean Futures	January 14, 2014	9,150,936	8,866,500	(284,436)
67	Goldman Sachs	Soybean Meal Futures	December 13, 2013	2,818,592	2,716,180	(102,412)
145	Goldman Sachs	Soybean Oil Futures	December 13, 2013	3,806,727	3,575,700	(231,027)
406	Goldman Sachs	Sugar #11 (World Markets) Futures	February 28, 2014	8,018,118	8,248,621	230,503
98	Goldman Sachs	Wheat Futures	March 14, 2014	3,200,054	3,366,300	166,246
47	Barclays Capital	Amsterdam Index Futures	October 18, 2013	4,863,658	4,770,068	(93,590)
186	Barclays Capital	CAC40 10 Euro Futures	October 18, 2013	10,436,326	10,432,584	(3,742)
29	Barclays Capital	DAX Index Futures	December 20, 2013	8,450,716	8,424,230	(26,486)
118	Barclays Capital	E-Mini Russell 2000 Futures	December 20, 2013	12,404,185	12,642,520	238,335
544	Barclays Capital	Euro Stoxx 50 Index	December 20, 2013	21,240,358	21,188,012	(52,346)
282	Barclays Capital	FTSE 100 Index Futures	December 20, 2013	29,917,373	29,352,584	(564,789)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
221	J. P. Morgan	FTSE/JSE Top 40 Index Futures	December 19, 2013	$8,681,920	$8,749,093	$67,173
29	Barclays Capital	FTSE/MIB Index Futures	December 20, 2013	3,444,183	3,416,771	(27,412)
69	Barclays Capital	Hang Seng Index Futures	October 30, 2013	10,317,627	10,178,877	(138,750)
203	Barclays Capital	H-SHARES Index Futures	October 30, 2013	13,908,707	13,525,219	(383,488)
47	Barclays Capital	IBEX 35 Index Futures	October 18, 2013	5,694,114	5,808,139	114,025
91	Barclays Capital	KOSPI Index 200 Futures	December 12, 2013	11,147,404	11,137,111	(10,293)
114	Barclays Capital	MSCI Taiwan Stock Index Futures	October 30, 2013	3,329,701	3,272,940	(56,761)
1,814	Barclays Capital	S&P 500 E-Mini Futures	December 20, 2013	152,841,264	151,859,010	(982,254)
110	Barclays Capital	S&P MID 400 E-Mini Futures	December 20, 2013	13,534,103	13,646,600	112,497
70	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	December 19, 2013	9,917,046	9,928,644	11,598
192	Barclays Capital	SGX S&P CNX Nifty Index Futures	October 31, 2013	2,283,592	2,213,952	(69,640)
123	Barclays Capital	SPI 200 Index Futures	December 19, 2013	15,073,219	14,983,049	(90,170)
245	Barclays Capital	TOPIX Index Futures	December 12, 2013	29,536,480	29,822,728	286,248
57	J. P. Morgan	10-Year Japanese Government Bond	December 11, 2013	83,074,973	83,573,325	498,352
152	J. P. Morgan	Australia 10-Year Bond Futures	December 16, 2013	16,364,595	16,677,872	313,277
193	J. P. Morgan	Canadian 10-Year Bond Futures	December 18, 2013	23,946,960	24,290,588	343,628
651	J. P. Morgan	Euro - Bund Futures	December 6, 2013	122,577,896	123,739,101	1,161,205
1,524	J. P. Morgan	U.S. Treasury 10-Year Note Futures	December 19, 2013	190,063,404	192,619,312	2,555,908

				1,059,852,316	1,064,336,685	4,484,369

Short Contracts:
2	J. P. Morgan	LME Aluminum Futures	October 3, 2013	$(90,647)	$(89,946)	$701
41	J. P. Morgan	LME Aluminum Futures	October 9, 2013	(1,839,790)	(1,847,358)	(7,568)
49	J. P. Morgan	LME Aluminum Futures	October 11, 2013	(2,250,048)	(2,209,202)	40,846
27	J. P. Morgan	LME Aluminum Futures	October 17, 2013	(1,223,719)	(1,219,583)	4,136
30	J. P. Morgan	LME Aluminum Futures	October 25, 2013	(1,382,188)	(1,358,303)	23,885
24	J. P. Morgan	LME Aluminum Futures	November 1, 2013	(1,086,524)	(1,088,892)	(2,368)
28	J. P. Morgan	LME Aluminum Futures	November 8, 2013	(1,272,729)	(1,272,999)	(270)
8	J. P. Morgan	LME Aluminum Futures	November 15, 2013	(379,583)	(364,464)	15,119
44	J. P. Morgan	LME Aluminum Futures	November 22, 2013	(2,075,032)	(2,008,655)	66,377
11	J. P. Morgan	LME Aluminum Futures	November 29, 2013	(509,623)	(503,178)	6,445
6	J. P. Morgan	LME Aluminum Futures	December 5, 2013	(269,181)	(274,935)	(5,754)
4	J. P. Morgan	LME Aluminum Futures	December 12, 2013	(180,192)	(183,659)	(3,467)
604	J. P. Morgan	LME Aluminum Futures	December 16, 2013	(27,687,479)	(27,779,018)	(91,539)
9	J. P. Morgan	LME Aluminum Futures	December 19, 2013	(411,056)	(414,042)	(2,986)
33	J. P. Morgan	LME Aluminum Futures	December 27, 2013	(1,491,944)	(1,521,044)	(29,100)
39	J. P. Morgan	LME Aluminum Futures	March 17, 2014	(1,800,298)	(1,833,731)	(33,433)
1	J. P. Morgan	LME Copper Futures	October 3, 2013	(174,373)	(182,245)	(7,872)
4	J. P. Morgan	LME Copper Futures	October 9, 2013	(673,592)	(728,803)	(55,211)
23	J. P. Morgan	LME Copper Futures	October 11, 2013	(4,001,427)	(4,190,105)	(188,678)
19	J. P. Morgan	LME Copper Futures	October 17, 2013	(3,298,835)	(3,461,116)	(162,281)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
11	J. P. Morgan	LME Copper Futures	October 25, 2013	$(1,919,477)	$(2,004,489)	$(85,012)
6	J. P. Morgan	LME Copper Futures	November 1, 2013	(1,040,438)	(1,093,683)	(53,245)
7	J. P. Morgan	LME Copper Futures	November 8, 2013	(1,255,610)	(1,276,343)	(20,733)
1	J. P. Morgan	LME Copper Futures	November 15, 2013	(182,873)	(182,389)	484
18	J. P. Morgan	LME Copper Futures	November 22, 2013	(3,294,466)	(3,282,790)	11,676
7	J. P. Morgan	LME Copper Futures	November 29, 2013	(1,272,676)	(1,277,005)	(4,329)
2	J. P. Morgan	LME Copper Futures	December 5, 2013	(356,865)	(364,947)	(8,082)
5	J. P. Morgan	LME Copper Futures	December 6, 2013	(894,923)	(912,405)	(17,482)
6	J. P. Morgan	LME Copper Futures	December 12, 2013	(1,057,788)	(1,095,153)	(37,365)
228	J. P. Morgan	LME Copper Futures	December 16, 2013	(40,303,424)	(41,621,440)	(1,318,016)
11	J. P. Morgan	LME Copper Futures	December 19, 2013	(2,016,277)	(2,007,844)	8,433
20	J. P. Morgan	LME Copper Futures	December 27, 2013	(3,621,083)	(3,650,775)	(29,692)
7	J. P. Morgan	LME Copper Futures	March 17, 2014	(1,259,417)	(1,280,825)	(21,408)
2	J. P. Morgan	LME Lead Futures	October 9, 2013	(101,746)	(104,725)	(2,979)
11	J. P. Morgan	LME Lead Futures	October 11, 2013	(572,977)	(576,205)	(3,228)
8	J. P. Morgan	LME Lead Futures	October 17, 2013	(408,983)	(419,502)	(10,519)
2	J. P. Morgan	LME Lead Futures	November 1, 2013	(104,655)	(105,068)	(413)
8	J. P. Morgan	LME Lead Futures	November 22, 2013	(442,835)	(421,388)	21,447
1	J. P. Morgan	LME Lead Futures	December 12, 2013	(52,773)	(52,838)	(65)
103	J. P. Morgan	LME Lead Futures	December 16, 2013	(5,427,335)	(5,446,711)	(19,376)
2	J. P. Morgan	LME Nickel Futures	October 9, 2013	(161,217)	(166,683)	(5,466)
3	J. P. Morgan	LME Nickel Futures	October 17, 2013	(249,906)	(250,133)	(227)
1	J. P. Morgan	LME Nickel Futures	October 25, 2013	(85,144)	(83,415)	1,729
1	J. P. Morgan	LME Nickel Futures	November 8, 2013	(85,288)	(83,480)	1,808
1	J. P. Morgan	LME Nickel Futures	November 15, 2013	(88,816)	(83,512)	5,304
12	J. P. Morgan	LME Nickel Futures	November 22, 2013	(1,041,097)	(1,002,543)	38,554
4	J. P. Morgan	LME Nickel Futures	November 29, 2013	(339,938)	(334,325)	5,613
4	J. P. Morgan	LME Nickel Futures	December 12, 2013	(329,992)	(334,593)	(4,601)
53	J. P. Morgan	LME Nickel Futures	December 16, 2013	(4,528,632)	(4,434,956)	93,676
2	J. P. Morgan	LME Nickel Futures	December 19, 2013	(170,636)	(167,367)	3,269
14	J. P. Morgan	LME Zinc Futures	October 9, 2013	(647,471)	(659,708)	(12,237)
28	J. P. Morgan	LME Zinc Futures	October 11, 2013	(1,329,417)	(1,320,039)	9,378
31	J. P. Morgan	LME Zinc Futures	October 17, 2013	(1,449,186)	(1,463,541)	(14,355)
7	J. P. Morgan	LME Zinc Futures	October 25, 2013	(330,128)	(331,086)	(958)
5	J. P. Morgan	LME Zinc Futures	November 1, 2013	(231,332)	(236,872)	(5,540)
28	J. P. Morgan	LME Zinc Futures	November 22, 2013	(1,379,134)	(1,332,849)	46,285
296	J. P. Morgan	LME Zinc Futures	December 16, 2013	(14,018,462)	(14,168,759)	(150,297)
10	J. P. Morgan	LME Zinc Futures	December 19, 2013	(476,229)	(478,755)	(2,526)
2	J. P. Morgan	LME Zinc Futures	December 27, 2013	(94,996)	(95,860)	(864)

				(144,721,902)	(146,736,279)	(2,014,377)

				$915,130,414	$917,600,406	$2,469,992

Cash held as collateral with Barclays Capital for futures contracts was $19,150,262. Cash held as collateral with J. P. Morgan for futures contracts was $3,739,803. Cash held as collateral with Goldman Sachs for futures contracts was $4,044,973.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/18/13*	The Royal Bank of Scotland	BRL	53,029,000	$22,623,627	$23,509,276	$885,649
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	2,000	2,147	2,213	66
Czech Republic Koruna, Expiring 12/18/13	The Royal Bank of Scotland	CZK	21,928,000	1,122,104	1,155,375	33,271
Euro, Expiring 12/18/13	Credit Suisse International	EUR	3,531,500	4,770,813	4,778,559	7,746
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	6,892,424	9,288,216	9,326,308	38,092
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	294,957	472,846	477,234	4,388
Hong Kong Dollar, Expiring 12/18/13	The Royal Bank of Scotland	HKD	5,645,000	728,032	727,957	(75)
Israeli Shekel, Expiring 12/18/13	The Royal Bank of Scotland	ILS	164,239,000	45,734,057	46,538,718	804,661
Korean Won, Expiring 12/18/13*	The Royal Bank of Scotland	KRW	40,435,457,000	36,834,192	37,440,728	606,536
Mexican Peso, Expiring 12/18/13	The Royal Bank of Scotland	MXN	616,366,000	46,292,531	46,790,854	498,323
Singapore Dollar, Expiring 12/18/13	The Royal Bank of Scotland	SGD	36,315,000	28,632,142	28,949,384	317,242
Turkish Lira, Expiring 12/18/13	The Royal Bank of Scotland	TRY	20,622,000	9,928,701	10,066,509	137,808
Taiwanese Dollar, Expiring 12/18/13*	The Royal Bank of Scotland	TWD	1,020,052,000	34,515,271	34,541,817	26,546
South African Rand, Expiring 12/18/13	The Royal Bank of Scotland	ZAR	169,345,000	16,845,669	16,671,198	(174,471)

				257,790,348	260,976,130	3,185,782

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	AUD	(43,000)	$(39,719)	$(39,911)	$(192)
Brazilian Real, Expiring 12/18/13*	Credit Suisse International	BRL	(848,500)	(370,198)	(376,164)	(5,966)
Brazilian Real, Expiring 12/18/13*	The Royal Bank of Scotland	BRL	(2,845,500)	(1,200,296)	(1,261,491)	(61,195)
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	(355,000)	(376,139)	(392,811)	(16,672)
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	(158,106,891)	(209,002,212)	(213,938,306)	(4,936,094)
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	(20,048,681)	(31,434,137)	(32,438,324)	(1,004,187)
Hungarian Forint, Expiring 12/18/13	The Royal Bank of Scotland	HUF	(202,866,000)	(881,214)	(917,679)	(36,465)
Israeli Shekel, Expiring 12/18/13	Credit Suisse International	ILS	(2,185,000)	(616,717)	(619,141)	(2,424)
Israeli Shekel, Expiring 12/18/13	The Royal Bank of Scotland	ILS	(27,799,000)	(7,721,568)	(7,877,118)	(155,550)
Japanese Yen, Expiring 12/18/13	The Royal Bank of Scotland	JPY	(112,880,000)	(1,132,376)	(1,148,994)	(16,618)
Korean Won, Expiring 12/18/13*	Credit Suisse International	KRW	(1,890,683,000)	(1,748,862)	(1,750,655)	(1,793)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Korean Won, Expiring 12/18/13*	The Royal Bank of Scotland	KRW	(1,890,683,000)	$(1,748,836)	$(1,750,655)	$(1,819)
Mexican Peso, Expiring 12/18/13	Credit Suisse International	MXN	(62,261,500)	(4,697,053)	(4,726,524)	(29,471)
Mexican Peso, Expiring 12/18/13	The Royal Bank of Scotland	MXN	(100,937,500)	(7,566,653)	(7,662,577)	(95,924)
Poland Zloty, Expiring 12/18/13	The Royal Bank of Scotland	PLN	(2,404,000)	(745,015)	(766,251)	(21,236)
Russian Ruble, Expiring 12/18/13*	The Royal Bank of Scotland	RUB	(241,271,000)	(7,210,309)	(7,342,862)	(132,553)
Singapore Dollar, Expiring 12/18/13	Credit Suisse International	SGD	(353,000)	(280,696)	(281,403)	(707)
Singapore Dollar, Expiring 12/18/13	The Royal Bank of Scotland	SGD	(5,686,000)	(4,479,777)	(4,532,733)	(52,956)
Turkish Lira, Expiring 12/18/13	Credit Suisse International	TRY	(2,279,000)	(1,100,116)	(1,112,481)	(12,365)
Turkish Lira, Expiring 12/18/13	The Royal Bank of Scotland	TRY	(4,515,000)	(2,182,877)	(2,203,971)	(21,094)
Taiwanese Dollar, Expiring 12/18/13*	Credit Suisse International	TWD	(41,054,500)	(1,392,142)	(1,390,220)	1,922
Taiwanese Dollar, Expiring 12/18/13*	The Royal Bank of Scotland	TWD	(41,054,500)	(1,392,122)	(1,390,220)	1,902
South African Rand, Expiring 12/18/13	Credit Suisse International	ZAR	(22,862,000)	(2,245,254)	(2,250,654)	(5,400)
South African Rand, Expiring 12/18/13	The Royal Bank of Scotland	ZAR	(22,862,000)	(2,245,706)	(2,250,654)	(4,948)

				(291,809,994)	(298,421,799)	(6,611,805)

				$(34,019,646)	$(37,445,669)	$(3,426,023)

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $27,466,170.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

GOVERNMENT RELATED OBLIGATIONS - 16.4%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 16.4%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.500%	04/15/16	EUR	1,961	$2,803,832
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,523	2,329,626
France Government Bond OAT (France)	0.250%	07/25/18	EUR	310	429,161
France Government Bond OAT (France)	1.300%	07/25/19	EUR	637	935,417
France Government Bond OAT (France)	1.100%	07/25/22	EUR	538	767,772
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	971	1,919,530

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $8,947,813)					9,185,338

U.S. TREASURY OBLIGATIONS - 18.9%
U.S. Treasury Inflation Protected Securities - 18.9%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	3,000	3,057,295
U.S. Treasury Inflation Protected Securities	0.125%	04/15/17	USD	3,100	3,287,609
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	1,100	1,307,964
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	1,100	1,347,952
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	1,200	1,534,675

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,576,304)					10,535,495

				SHARES
MONEY MARKET FUNDS - 44.7%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (a)				899,018	899,018
Dreyfus Treasury Cash Management, Class I, 0.010% (a)				3,596,074	3,596,074
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)				16,020,931	16,020,931
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)				4,495,093	4,495,093

TOTAL MONEY MARKET FUNDS (cost $25,011,116)					25,011,116

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 17.2%
U.S. Treasury Bills, 0.000%, 12/12/2013 (c)				$1,900	1,899,953
U.S. Treasury Bills, 0.000%, 01/30/2014 (c)				3,845	3,845,404
U.S. Treasury Bills, 0.000%, 02/06/2014 (c)				3,845	3,845,296

TOTAL SHORT-TERM INVESTMENTS (cost $9,588,892)					9,590,653

TOTAL INVESTMENTS - 97.2% (cost $54,124,125)					54,322,602

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8% (d)					1,573,689

NET ASSETS - 100.0%					$55,896,291

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of September 30, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of September 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index	10/16/2013	BRL	1,251,519	$20,054
Deutsche Bank	Brent Crude Futures	12/16/2013	USD	2,030,150	(5,890)
Barclays Capital	Cocoa Futures	12/13/2013	USD	140,880	17,515
Barclays Capital	Cocoa Futures	12/13/2013	USD	(115,250)	(8,908)
Barclays Capital	Coffee ‘C’ Futures	12/18/2013	USD	269,591	(13,761)
Barclays Capital	Coffee ‘C’ Futures	12/18/2013	USD	(45,131)	1,724
Barclays Capital	Corn Futures	12/13/2013	USD	396,522	(21,238)
Barclays Capital	Corn Futures	12/13/2013	USD	(396,522)	30,604
Barclays Capital	Corn Futures	3/14/2014	USD	(23,848)	1,121
Barclays Capital	Corn Futures	3/14/2014	USD	415,680	(29,963)
Deutsche Bank	Gas Oil Futures	12/12/2013	USD	822,825	(5,400)
Deutsche Bank	Gasoline RBOB Futures	11/29/2013	USD	698,926	(41,030)
Barclays Capital	Gold 100 OZ Futures	12/27/2013	USD	1,023,600	37,984
Barclays Capital	Gold 100 OZ Futures	12/27/2013	USD	(127,950)	1,150
Deutsche Bank	Heating Oil Futures	11/29/2013	USD	921,173	(48,846)
Goldman Sachs	H-SHARES Index Futures	10/30/2013	HKD	3,171,327	(9,132)
Barclays Capital	Lean Hogs Futures	12/13/2013	USD	384,582	(3,432)
Barclays Capital	Live Cattle Futures	10/31/2013	USD	858,948	10,431
Barclays Capital	Live Cattle Futures	10/31/2013	USD	(858,948)	(11,419)
Barclays Capital	Live Cattle Futures	12/31/2013	USD	413,562	8,758
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	294,900	(18,938)
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	(273,900)	(2,063)
Barclays Capital	LME Aluminum Futures	3/17/2014	USD	139,275	1,781
Barclays Capital	LME Copper Futures	12/16/2013	USD	720,350	9,850
Barclays Capital	LME Copper Futures	12/16/2013	USD	(708,125)	(22,075)
Barclays Capital	LME Copper Futures	3/17/2014	USD	540,000	8,925
Goldman Sachs	MSCI Taiwan Stock Index Futures	10/30/2013	USD	701,475	(12,435)
Deutsche Bank	Natural Gas Swap Futures	11/26/2013	USD	509,698	(24,928)
Bank of America	Russian Trading System Index Futures	12/16/2013	USD	546,296	11,481
Barclays Capital	Silver Futures	12/27/2013	USD	107,365	1,175
Barclays Capital	Soybean Futures	11/14/2013	USD	607,403	33,931
Barclays Capital	Soybean Futures	11/14/2013	USD	(607,403)	12,047
Barclays Capital	Soybean Futures	1/14/2014	USD	(384,735)	(764)
Barclays Capital	Soybean Futures	1/14/2014	USD	648,635	(16,197)
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	771,719	39,065
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	(653,405)	(48,653)
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	128,609	(5,310)
Barclays Capital	Sugar #11 (World Markets) Futures	2/28/2014	USD	19,591	726
Goldman Sachs	Swiss Market Index Futures	12/20/2013	CHF	884,832	(2,917)
Bank of America	U.S. Treasury 10-Year Note Futures	12/19/2013	USD	1,011,878	(753)
Barclays Capital	Wheat Futures	12/13/2013	USD	914,351	15,088
Barclays Capital	Wheat Futures	12/13/2013	USD	(914,351)	(7,456)
Barclays Capital	Wheat Futures	3/14/2014	USD	232,610	7,831
Barclays Capital	Wheat Futures	3/14/2014	USD	(99,690)	(3,364)
Deutsche Bank	WTI Crude Oil Futures	11/20/2013	USD	3,168,110	(111,110)

					$(204,741)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $660,000.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

Open futures contracts outstanding at September 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Goldman Sachs	Cattle Feeder Futures	November 21, 2013	$79,221	$82,601	$3,380
1	Goldman Sachs	Cocoa Futures	December 13, 2013	26,252	26,400	148
3	Goldman Sachs	Coffee ‘C’ Futures	December 18, 2013	130,294	127,912	(2,382)
13	Goldman Sachs	Corn Futures	March 14, 2014	320,354	295,425	(24,929)
5	Goldman Sachs	Cotton No. 2 Futures	December 6, 2013	213,639	218,025	4,386
2	Goldman Sachs	Lean Hogs Futures	December 13, 2013	69,988	69,300	(688)
2	Goldman Sachs	Live Cattle Futures	December 31, 2013	102,847	105,581	2,734
4	J. P. Morgan	LME Aluminum Futures	October 10, 2013	180,459	180,286	(173)
6	J. P. Morgan	LME Aluminum Futures	October 15, 2013	274,415	270,854	(3,561)
1	J. P. Morgan	LME Aluminum Futures	October 18, 2013	45,002	45,183	181
1	J. P. Morgan	LME Aluminum Futures	October 25, 2013	45,993	45,277	(716)
3	J. P. Morgan	LME Aluminum Futures	October 31, 2013	132,981	136,071	3,090
5	J. P. Morgan	LME Aluminum Futures	November 1, 2013	228,261	226,853	(1,408)
1	J. P. Morgan	LME Aluminum Futures	November 8, 2013	45,752	45,464	(288)
1	J. P. Morgan	LME Aluminum Futures	November 20, 2013	47,752	45,625	(2,127)
1	J. P. Morgan	LME Aluminum Futures	November 29, 2013	46,302	45,743	(559)
1	J. P. Morgan	LME Aluminum Futures	December 12, 2013	44,930	45,915	985
44	J. P. Morgan	LME Aluminum Futures	December 16, 2013	2,069,486	2,023,725	(45,761)
1	J. P. Morgan	LME Aluminum Futures	December 24, 2013	45,002	46,059	1,057
1	J. P. Morgan	LME Aluminum Futures	December 27, 2013	45,277	46,092	815
13	J. P. Morgan	LME Aluminum Futures	March 17, 2014	600,602	611,243	10,641
1	J. P. Morgan	LME Copper Futures	October 10, 2013	169,653	182,189	12,536
2	J. P. Morgan	LME Copper Futures	October 15, 2013	347,364	364,335	16,971
1	J. P. Morgan	LME Copper Futures	October 18, 2013	172,517	182,171	9,654
1	J. P. Morgan	LME Copper Futures	October 25, 2013	175,225	182,226	7,001
1	J. P. Morgan	LME Copper Futures	October 31, 2013	169,802	182,273	12,471
2	J. P. Morgan	LME Copper Futures	November 1, 2013	351,954	364,561	12,607
1	J. P. Morgan	LME Copper Futures	November 22, 2013	184,377	182,377	(2,000)
14	J. P. Morgan	LME Copper Futures	December 16, 2013	2,468,113	2,555,700	87,587

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J. P. Morgan	LME Copper Futures	December 27, 2013	$180,846	$182,538	$1,692
4	J. P. Morgan	LME Copper Futures	March 17, 2014	720,570	731,900	11,330
1	J. P. Morgan	LME Lead Futures	October 10, 2013	51,267	52,372	1,105
1	J. P. Morgan	LME Lead Futures	November 1, 2013	53,002	52,534	(468)
1	J. P. Morgan	LME Lead Futures	November 22, 2013	55,858	52,673	(3,185)
1	J. P. Morgan	LME Lead Futures	November 29, 2013	55,602	52,733	(2,869)
9	J. P. Morgan	LME Lead Futures	December 16, 2013	478,043	475,932	(2,111)
3	J. P. Morgan	LME Lead Futures	March 17, 2014	161,819	159,750	(2,069)
1	J. P. Morgan	LME Nickel Futures	November 1, 2013	83,702	83,447	(255)
3	J. P. Morgan	LME Nickel Futures	December 16, 2013	258,530	251,037	(7,493)
1	J. P. Morgan	LME Nickel Futures	March 17, 2014	82,664	84,123	1,459
1	J. P. Morgan	LME Zinc Futures	October 10, 2013	46,993	47,133	140
1	J. P. Morgan	LME Zinc Futures	October 11, 2013	47,839	47,145	(694)
2	J. P. Morgan	LME Zinc Futures	October 15, 2013	94,631	94,377	(254)
1	J. P. Morgan	LME Zinc Futures	October 31, 2013	45,777	47,363	1,586
3	J. P. Morgan	LME Zinc Futures	November 1, 2013	140,031	142,122	2,091
1	J. P. Morgan	LME Zinc Futures	November 22, 2013	49,727	47,602	(2,125)
1	J. P. Morgan	LME Zinc Futures	December 12, 2013	46,658	47,807	1,149
20	J. P. Morgan	LME Zinc Futures	December 16, 2013	942,835	957,375	14,540
10	J. P. Morgan	LME Zinc Futures	March 17, 2014	478,077	485,562	7,485
3	Goldman Sachs	Silver Futures	December 27, 2013	345,406	325,620	(19,786)
5	Goldman Sachs	Soybean Futures	January 14, 2014	333,644	321,250	(12,394)
2	Goldman Sachs	Soybean Meal Futures	December 13, 2013	84,776	81,080	(3,696)
10	Goldman Sachs	Soybean Oil Futures	December 13, 2013	264,525	246,600	(17,925)
25	Goldman Sachs	Sugar #11 (World Markets) Futures	February 28, 2014	492,848	507,920	15,072
6	Goldman Sachs	Wheat Futures	March 14, 2014	197,183	206,100	8,917
3	Barclays Capital	Amsterdam Index Futures	October 18, 2013	310,414	304,472	(5,942)
14	Barclays Capital	CAC40 10 Euro Futures	October 18, 2013	785,559	785,249	(310)
2	Barclays Capital	DAX Index Futures	December 20, 2013	582,727	580,981	(1,746)
9	Barclays Capital	E-Mini Russell 2000 Futures	December 20, 2013	946,139	964,260	18,121
40	Barclays Capital	Euro Stoxx 50 Index	December 20, 2013	1,561,858	1,557,942	(3,916)
19	Barclays Capital	FTSE 100 Index Futures	December 20, 2013	2,015,303	1,977,657	(37,646)
16	J. P. Morgan	FTSE/JSE Top 40 Index Futures	December 19, 2013	628,137	633,418	5,281
2	Barclays Capital	FTSE/MIB Index Futures	December 20, 2013	238,323	235,640	(2,683)
4	Barclays Capital	Hang Seng Index Futures	October 30, 2013	598,190	590,080	(8,110)
12	Barclays Capital	H-SHARES Index Futures	October 30, 2013	821,547	799,520	(22,027)
3	Barclays Capital	IBEX 35 Index Futures	October 18, 2013	363,554	370,733	7,179
6	Barclays Capital	KOSPI Index 200 Futures	December 12, 2013	732,595	734,315	1,720
3	Barclays Capital	MSCI Taiwan Stock Index Futures	October 30, 2013	87,392	86,130	(1,262)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
131	Barclays Capital	S&P 500 E-Mini Futures	December 20, 2013	$11,036,233	$10,966,665	$(69,568)
9	Barclays Capital	S&P MID 400 E-Mini Futures	December 20, 2013	1,110,042	1,116,540	6,498
5	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	December 19, 2013	708,457	709,189	732
18	Barclays Capital	SGX S&P CNX Nifty Index Futures	October 31, 2013	214,091	207,558	(6,533)
7	Barclays Capital	SPI 200 Index Futures	December 19, 2013	857,397	852,694	(4,703)
19	Barclays Capital	TOPIX Index Futures	December 12, 2013	2,291,195	2,312,783	21,588
11	J. P. Morgan	Australia 10-Year Bond Futures	December 16, 2013	1,183,781	1,206,952	23,171
14	J. P. Morgan	Canadian 10-Year Bond Futures	December 18, 2013	1,736,958	1,762,012	25,054
75	J. P. Morgan	Euro - Bund Futures	December 6, 2013	14,040,018	14,255,657	215,639
54	J. P. Morgan	Mini Japanese 10-Year Treasury Bond	December 10, 2013	7,864,987	7,917,473	52,486
187	J. P. Morgan	U.S. Treasury 10-Year Note Futures	December 19, 2013	23,289,634	23,635,047	345,413

				88,631,198	89,282,528	651,330

Short Contracts:
4	J. P. Morgan	LME Aluminum Futures	October 10, 2013	(180,492)	(180,286)	206
6	J. P. Morgan	LME Aluminum Futures	October 15, 2013	(275,237)	(270,853)	4,384
1	J. P. Morgan	LME Aluminum Futures	October 18, 2013	(45,029)	(45,183)	(154)
1	J. P. Morgan	LME Aluminum Futures	October 25, 2013	(46,073)	(45,277)	796
3	J. P. Morgan	LME Aluminum Futures	October 31, 2013	(133,619)	(136,072)	(2,453)
5	J. P. Morgan	LME Aluminum Futures	November 1, 2013	(226,359)	(226,852)	(493)
1	J. P. Morgan	LME Aluminum Futures	November 8, 2013	(45,455)	(45,465)	(10)
1	J. P. Morgan	LME Aluminum Futures	November 20, 2013	(47,481)	(45,624)	1,857
1	J. P. Morgan	LME Aluminum Futures	November 29, 2013	(46,329)	(45,743)	586
1	J. P. Morgan	LME Aluminum Futures	December 12, 2013	(45,048)	(45,915)	(867)
44	J. P. Morgan	LME Aluminum Futures	December 16, 2013	(2,005,955)	(2,023,725)	(17,770)
1	J. P. Morgan	LME Aluminum Futures	December 24, 2013	(45,279)	(46,059)	(780)
1	J. P. Morgan	LME Aluminum Futures	December 27, 2013	(45,210)	(46,092)	(882)
2	J. P. Morgan	LME Aluminum Futures	March 17, 2014	(92,189)	(94,037)	(1,848)
1	J. P. Morgan	LME Copper Futures	October 10, 2013	(169,460)	(182,189)	(12,729)
2	J. P. Morgan	LME Copper Futures	October 15, 2013	(346,096)	(364,335)	(18,239)
1	J. P. Morgan	LME Copper Futures	October 18, 2013	(171,998)	(182,172)	(10,174)
1	J. P. Morgan	LME Copper Futures	October 25, 2013	(174,498)	(182,226)	(7,728)
1	J. P. Morgan	LME Copper Futures	October 31, 2013	(170,442)	(182,273)	(11,831)
2	J. P. Morgan	LME Copper Futures	November 1, 2013	(346,813)	(364,561)	(17,748)
1	J. P. Morgan	LME Copper Futures	November 22, 2013	(183,366)	(182,377)	989
14	J. P. Morgan	LME Copper Futures	December 16, 2013	(2,442,929)	(2,555,700)	(112,771)
1	J. P. Morgan	LME Copper Futures	December 27, 2013	(181,054)	(182,539)	(1,485)
1	J. P. Morgan	LME Lead Futures	October 10, 2013	(51,373)	(52,372)	(999)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J. P. Morgan	LME Lead Futures	November 1, 2013	$(52,328)	$(52,534)	$(206)
1	J. P. Morgan	LME Lead Futures	November 22, 2013	(55,948)	(52,674)	3,274
1	J. P. Morgan	LME Lead Futures	November 29, 2013	(55,346)	(52,734)	2,612
9	J. P. Morgan	LME Lead Futures	December 16, 2013	(474,158)	(475,931)	(1,773)
1	J. P. Morgan	LME Nickel Futures	November 1, 2013	(83,460)	(83,447)	13
3	J. P. Morgan	LME Nickel Futures	December 16, 2013	(249,276)	(251,037)	(1,761)
1	J. P. Morgan	LME Zinc Futures	October 10, 2013	(47,048)	(47,133)	(85)
1	J. P. Morgan	LME Zinc Futures	October 11, 2013	(47,798)	(47,144)	654
2	J. P. Morgan	LME Zinc Futures	October 15, 2013	(94,496)	(94,378)	118
1	J. P. Morgan	LME Zinc Futures	October 31, 2013	(46,075)	(47,363)	(1,288)
3	J. P. Morgan	LME Zinc Futures	November 1, 2013	(138,799)	(142,123)	(3,324)
1	J. P. Morgan	LME Zinc Futures	November 22, 2013	(49,442)	(47,602)	1,840
1	J. P. Morgan	LME Zinc Futures	December 12, 2013	(46,748)	(47,807)	(1,059)
20	J. P. Morgan	LME Zinc Futures	December 16, 2013	(941,332)	(957,375)	(16,043)

				(9,900,038)	(10,127,209)	(227,171)

				$78,731,160	$79,155,319	$424,159

Cash held as collateral with Barclays Capital for futures contracts was $1,176,865. Cash held as collateral with J. P. Morgan for futures contracts was $196,560. Cash held as collateral with Goldman Sachs for futures contracts was $ 317,798.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	41,000	$45,026	$45,367	$341
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	832,102	1,117,525	1,125,937	8,412
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	147,479	236,423	238,618	2,195
Hong Kong Dollar, Expiring 12/18/13	The Royal Bank of Scotland	HKD	110,000	14,188	14,185	(3)

				1,413,162	1,424,107	10,945

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	(13,000)	$(13,774)	$(14,385)	$(611)
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	(6,222,895)	(8,221,533)	(8,420,352)	(198,819)
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	(1,346,406)	(2,109,081)	(2,178,455)	(69,374)
Hong Kong Dollar, Expiring 12/18/13	The Royal Bank of Scotland	HKD	(157,000)	(20,248)	(20,246)	2
Russian Ruble, Expiring 12/18/13*	The Royal Bank of Scotland	RUB	(19,680,000)	(585,556)	(598,942)	(13,386)

				(10,950,192)	(11,232,380)	(282,188)

				$(9,537,030)	$(9,808,273)	$(271,243)

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $270,000.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

USD - United States Dollar

RUB - Russian Ruble

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

GOVERNMENT RELATED OBLIGATIONS - 24.6%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 24.6%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.500%	04/15/16	EUR	1,500	$2,144,094
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,088	1,664,018
France Government Bond OAT (France)	0.250%	07/25/18	EUR	206	286,108
France Government Bond OAT (France)	1.100%	07/25/22	EUR	431	614,215
France Government Bond OAT (France)	1.300%	07/25/19	EUR	531	779,470
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	728	1,439,648

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $6,728,819)					6,927,553

U.S. TREASURY OBLIGATIONS - 27.5%
U.S. Treasury Inflation Protected Securities - 27.5%
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/17	USD	2,300	2,439,194
U.S. Treasury Inflation Protected Securities (a)	0.125%	01/15/22	USD	2,200	2,242,017
U.S. Treasury Inflation Protected Securities (a)	1.375%	07/15/18	USD	800	951,246
U.S. Treasury Inflation Protected Securities (a)	1.625%	01/15/18	USD	800	980,329
U.S. Treasury Inflation Protected Securities (a)	2.625%	07/15/17	USD	900	1,151,006

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,748,052)					7,763,792

				SHARES
MONEY MARKET FUNDS - 53.7%
BlackRock Liquidity Funds TempFund Portfolio, Series I, Institutional shares, 0.030% (b)				240,004	240,004
Dreyfus Treasury Cash Management, Class I, 0.010% (b)				960,016	960,016
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)(c)				12,740,931	12,740,931
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)				1,200,020	1,200,020

TOTAL MONEY MARKET FUNDS (cost $15,140,971)					15,140,971

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 16.5%
U.S. Treasury Bills, 0.000%, 12/12/2013 (d)				$2,100	2,099,948
U.S. Treasury Bills, 0.000%, 02/06/2014 (d)				1,275	1,274,732
U.S. Treasury Bills, 0.000%, 1/30/2014 (d)				1,275	1,274,768

TOTAL SHORT-TERM INVESTMENTS (cost $4,648,700)					4,649,448

REPURCHASE AGREEMENTS - 3.7%
Barclays Capital, 0.05%, dated 09/25/13, due 10/02/13, repurchase price $508,753, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 01/15/22, total to be received $691,670 (a)				509	508,750

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
REPURCHASE AGREEMENTS - 3.7% (continued)
Barclays Capital, 0.05%, dated 09/27/13, due 10/02/13, repurchase price $203,251, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 01/15/22, total to be received $691,670 (a)	$203	$203,250
Morgan Stanley & Co., Inc., 0.03%, dated 09/25/13, due 10/02/13, repurchase price $214,251, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17, total to be received $206,300 (a)	214	214,250
Morgan Stanley & Co., Inc., 0.03%, dated 09/25/13, due 10/02/13, repurchase price $124,001, collateralized by U.S. Treasury Inflation Indexed Note, 1.625%, due 01/15/18, total to be received $109,960 (a)	124	124,000

TOTAL REPURCHASE AGREEMENTS (cost $1,050,250)		1,050,250

TOTAL INVESTMENTS - 126.0% (cost $35,316,792)		35,532,014

LIABILITIES IN EXCESS OF OTHER ASSETS - (26.0%) (e)		(7,326,008)

NET ASSETS - 100.0%		$28,206,006

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On September 30, 2013, securities valued at $8,814,042 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of September 30, 2013.
(c)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Open reverse repurchase agreements at September 30, 2013:

Counterparty	Trade Date	Rate	Due Date	Principal Amount of Reverse Repurchase Agreement
Barclays Capital	9/13/2013	0.11%	10/16/2013	$2,564,250
Barclays Capital	9/18/2013	0.12%	10/16/2013	298,500
Morgan Stanley & Co., Inc.	9/13/2013	0.12%	10/16/2013	4,963,875
Morgan Stanley & Co., Inc.	9/18/2013	0.12%	10/16/2013	681,125
Morgan Stanley & Co., Inc.	9/26/2013	0.18%	10/16/2013	105,125

				$8,612,875

Additional cash held as collateral with Barclays Capital for open reverse repurchase agreements was $90,000 at September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of September 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index	10/16/2013	BRL	1,021,850	$7,179
Deutsche Bank	Brent Crude Futures	12/16/2013	USD	1,495,900	(4,340)
Barclays Capital	Cocoa Futures	12/13/2013	USD	69,150	10,047
Barclays Capital	Cocoa Futures	12/13/2013	USD	(69150)	(4,069)
Barclays Capital	Coffee ‘C’ Futures	12/18/2013	USD	90,263	(4,988)
Barclays Capital	Corn Futures	12/13/2013	USD	138,876	(6,423)
Barclays Capital	Corn Futures	12/13/2013	USD	(138,876)	10,801
Barclays Capital	Corn Futures	3/14/2014	USD	146,937	(10,587)
Bank of America	Euro - Bund Futures	12/6/2013	EUR	2,235,539	16,828
Deutsche Bank	Gas Oil Futures	12/12/2013	USD	548,550	(3,600)
Deutsche Bank	Gasoline RBOB Futures	11/29/2013	USD	579,692	(31,445)
Barclays Capital	Gold 100 OZ Futures	12/27/2013	USD	639,750	23,750
Deutsche Bank	Heating Oil Futures	11/29/2013	USD	653,066	(29,975)
Goldman Sachs	H-SHARES Index Futures	10/30/2013	HKD	3,171,327	(9,132)
Barclays Capital	Lean Hogs Futures	12/13/2013	USD	244,736	(2,186)
Barclays Capital	Live Cattle Futures	10/31/2013	USD	555,414	(7,272)
Barclays Capital	Live Cattle Futures	10/31/2013	USD	(555,414)	7,125
Barclays Capital	Live Cattle Futures	12/31/2013	USD	258,456	5,494
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	195,450	(11,475)
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	(182,000)	(1,975)
Barclays Capital	LME Aluminum Futures	3/17/2014	USD	185,700	2,375
Barclays Capital	LME Copper Futures	12/16/2013	USD	1,262,400	15,450
Barclays Capital	LME Copper Futures	12/16/2013	USD	(1,222,825)	(55,025)
Barclays Capital	LME Copper Futures	3/17/2014	USD	540,000	8,925
Goldman Sachs	MSCI Taiwan Stock Index Futures	10/30/2013	USD	467,650	(8,290)
Deutsche Bank	Natural Gas Swap Futures	11/26/2013	USD	392,022	(19,122)
Bank of America	Russian Trading System Index Futures	12/16/2013	USD	403,092	6,703
Barclays Capital	Silver Futures	12/27/2013	USD	223,315	(6,235)
Barclays Capital	Soybean Futures	11/14/2013	USD	(908,235)	4,199
Barclays Capital	Soybean Futures	11/14/2013	USD	908,235	53,120
Barclays Capital	Soybean Futures	1/14/2014	USD	776,375	(19,494)
Barclays Capital	Soybean Futures	1/14/2014	USD	(512,475)	(1,524)
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	132,920	(9,620)
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	647,662	40,879
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	(608,640)	(37,491)
Goldman Sachs	Swiss Market Index Futures	12/20/2013	CHF	563,053	(1,833)
Bank of America	U.S. Treasury 10-Year Note Futures	12/19/2013	USD	10,368,717	121,705
Barclays Capital	Wheat Futures	12/13/2013	USD	683,988	10,494
Barclays Capital	Wheat Futures	12/13/2013	USD	(683,988)	1,756
Barclays Capital	Wheat Futures	3/14/2014	USD	99,690	3,360
Deutsche Bank	WTI Crude Oil Future	11/20/2013	USD	2,431,370	(87,670)

					$(23,581)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $440,000 at September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

Open futures contracts outstanding at September 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2	Goldman Sachs	Cocoa Futures	December 13, 2013	$52,088	$52,800	$712
3	Goldman Sachs	Coffee ‘C’ Futures	December 18, 2013	130,524	127,912	(2,612)
15	Goldman Sachs	Corn Futures	March 14, 2014	367,872	340,875	(26,997)
4	Goldman Sachs	Cotton No. 2 Futures	December 6, 2013	169,723	174,420	4,697
1	Goldman Sachs	Gold 100 OZ Futures	December 27, 2013	130,413	132,700	2,287
1	Goldman Sachs	Lean Hogs Futures	December 13, 2013	34,960	34,650	(310)
2	Goldman Sachs	Live Cattle Futures	December 31, 2013	102,812	105,580	2,768
2	J. P. Morgan	LME Aluminum Futures	October 3, 2013	91,179	89,946	(1,233)
1	J. P. Morgan	LME Aluminum Futures	October 11, 2013	45,926	45,086	(840)
2	J. P. Morgan	LME Aluminum Futures	October 15, 2013	91,472	90,285	(1,187)
1	J. P. Morgan	LME Aluminum Futures	October 25, 2013	45,993	45,277	(716)
1	J. P. Morgan	LME Aluminum Futures	October 31, 2013	44,327	45,357	1,030
1	J. P. Morgan	LME Aluminum Futures	November 1, 2013	45,652	45,370	(282)
1	J. P. Morgan	LME Aluminum Futures	November 13, 2013	47,077	45,531	(1,546)
2	J. P. Morgan	LME Aluminum Futures	November 22, 2013	94,254	91,302	(2,952)
1	J. P. Morgan	LME Aluminum Futures	November 29, 2013	46,302	45,743	(559)
34	J. P. Morgan	LME Aluminum Futures	December 16, 2013	1,595,120	1,563,787	(31,333)
1	J. P. Morgan	LME Aluminum Futures	December 27, 2013	45,277	46,092	815
8	J. P. Morgan	LME Aluminum Futures	March 17, 2014	368,417	376,150	7,733
1	J. P. Morgan	LME Copper Futures	October 15, 2013	173,682	182,168	8,486
1	J. P. Morgan	LME Copper Futures	October 25, 2013	175,225	182,226	7,001
1	J. P. Morgan	LME Copper Futures	October 31, 2013	169,802	182,273	12,471
1	J. P. Morgan	LME Copper Futures	November 1, 2013	173,708	182,280	8,572
1	J. P. Morgan	LME Copper Futures	November 13, 2013	182,252	182,374	122
1	J. P. Morgan	LME Copper Futures	November 22, 2013	184,377	182,377	(2,000)
9	J. P. Morgan	LME Copper Futures	December 16, 2013	1,580,725	1,642,950	62,225
1	J. P. Morgan	LME Copper Futures	December 19, 2013	183,224	182,532	(692)
2	J. P. Morgan	LME Copper Futures	March 17, 2014	363,779	365,950	2,171
1	J. P. Morgan	LME Lead Futures	October 11, 2013	52,613	52,382	(231)
1	J. P. Morgan	LME Lead Futures	November 20, 2013	55,752	52,656	(3,096)
1	J. P. Morgan	LME Lead Futures	December 12, 2013	52,955	52,837	(118)
7	J. P. Morgan	LME Lead Futures	December 16, 2013	368,697	370,169	1,472
2	J. P. Morgan	LME Lead Futures	March 17, 2014	107,117	106,500	(617)
1	J. P. Morgan	LME Nickel Futures	November 29, 2013	84,722	83,581	(1,141)
1	J. P. Morgan	LME Nickel Futures	December 12, 2013	82,275	83,648	1,373
4	J. P. Morgan	LME Nickel Futures	December 16, 2013	341,440	334,717	(6,723)
1	J. P. Morgan	LME Nickel Futures	March 17, 2014	82,976	84,123	1,147
1	J. P. Morgan	LME Zinc Futures	October 3, 2013	47,237	47,055	(182)
1	J. P. Morgan	LME Zinc Futures	October 11, 2013	47,838	47,144	(694)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	J. P. Morgan	LME Zinc Futures	October 15, 2013	$94,631	$94,377	$(254)
1	J. P. Morgan	LME Zinc Futures	October 25, 2013	46,877	47,298	421
1	J. P. Morgan	LME Zinc Futures	November 13, 2013	48,502	47,505	(997)
1	J. P. Morgan	LME Zinc Futures	November 15, 2013	48,853	47,527	(1,326)
1	J. P. Morgan	LME Zinc Futures	November 22, 2013	49,502	47,602	(1,900)
19	J. P. Morgan	LME Zinc Futures	December 16, 2013	897,678	909,506	11,828
7	J. P. Morgan	LME Zinc Futures	March 17, 2014	334,815	339,894	5,079
1	Goldman Sachs	Silver Futures	December 27, 2013	109,960	108,540	(1,420)
3	Goldman Sachs	Soybean Futures	January 14, 2014	201,202	192,750	(8,452)
3	Goldman Sachs	Soybean Meal Futures	December 13, 2013	123,357	121,620	(1,737)
6	Goldman Sachs	Soybean Oil Futures	December 13, 2013	154,209	147,960	(6,249)
20	Goldman Sachs	Sugar #11 (World Markets) Futures	February 28, 2014	393,772	406,336	12,564
4	Goldman Sachs	Wheat Futures	March 14, 2014	130,623	137,400	6,777
2	Barclays Capital	Amsterdam Index Futures	October 18, 2013	206,640	202,982	(3,658)
10	Barclays Capital	CAC40 10 Euro Futures	October 18, 2013	561,378	560,891	(487)
2	Barclays Capital	DAX Index Futures	December 20, 2013	583,063	580,982	(2,081)
7	Barclays Capital	E-Mini Russell 2000 Futures	December 20, 2013	737,094	749,980	12,886
28	Barclays Capital	Euro Stoxx 50 Index	December 20, 2013	1,093,042	1,090,560	(2,482)
15	Barclays Capital	FTSE 100 Index Futures	December 20, 2013	1,591,596	1,561,308	(30,288)
11	J. P. Morgan	FTSE/JSE Top 40 Index Futures	December 19, 2013	432,015	435,475	3,460
1	Barclays Capital	FTSE/MIB Index Futures	December 20, 2013	118,765	117,820	(945)
3	Barclays Capital	Hang Seng Index Futures	October 30, 2013	448,592	442,559	(6,033)
8	Barclays Capital	H-SHARES Index Futures	October 30, 2013	548,451	533,014	(15,437)
3	Barclays Capital	IBEX 35 Index Futures	October 18, 2013	363,554	370,733	7,179
5	Barclays Capital	KOSPI Index 200 Futures	December 12, 2013	610,570	611,929	1,359
4	Barclays Capital	MSCI Taiwan Stock Index Futures	October 30, 2013	116,665	114,840	(1,825)
98	Barclays Capital	S&P 500 E-Mini Futures	December 20, 2013	8,258,398	8,204,070	(54,328)
6	Barclays Capital	S&P MID 400 E-Mini Futures	December 20, 2013	738,841	744,360	5,519
4	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	December 19, 2013	567,172	567,351	179
14	Barclays Capital	SGX S&P CNX Nifty Index Futures	October 31, 2013	166,517	161,435	(5,082)
6	Barclays Capital	SPI 200 Index Futures	December 19, 2013	735,130	730,881	(4,249)
14	Barclays Capital	TOPIX Index Futures	December 12, 2013	1,686,478	1,704,156	17,678
9	J. P. Morgan	Australia 10-Year Bond Futures	December 16, 2013	969,213	987,506	18,293
10	J. P. Morgan	Canadian 10-Year Bond Futures	December 18, 2013	1,240,607	1,258,580	17,973
40	J. P. Morgan	Euro - Bund Futures	December 6, 2013	7,472,191	7,603,017	130,826
40	J. P. Morgan	Mini Japanese 10-Year Treasury Bond	December 10, 2013	5,824,750	5,864,795	40,045

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
64	J. P. Morgan	U.S. Treasury 10-Year Note Futures	December 19, 2013	$7,956,701	$8,089,000	$132,299

				$53,721,188	$54,035,344	$314,156

Short Contracts:
2	J. P. Morgan	LME Aluminum Futures	October 3, 2013	$(90,647)	$(89,946)	$701
1	J. P. Morgan	LME Aluminum Futures	October 11, 2013	(46,048)	(45,086)	962
2	J. P. Morgan	LME Aluminum Futures	October 15, 2013	(91,746)	(90,285)	1,461
1	J. P. Morgan	LME Aluminum Futures	October 25, 2013	(46,073)	(45,277)	796
1	J. P. Morgan	LME Aluminum Futures	October 31, 2013	(44,540)	(45,358)	(818)
1	J. P. Morgan	LME Aluminum Futures	November 1, 2013	(45,272)	(45,371)	(99)
1	J. P. Morgan	LME Aluminum Futures	November 13, 2013	(47,042)	(45,532)	1,510
2	J. P. Morgan	LME Aluminum Futures	November 22, 2013	(94,166)	(91,303)	2,863
1	J. P. Morgan	LME Aluminum Futures	November 29, 2013	(46,329)	(45,743)	586
34	J. P. Morgan	LME Aluminum Futures	December 16, 2013	(1,562,457)	(1,563,788)	(1,331)
1	J. P. Morgan	LME Aluminum Futures	December 27, 2013	(45,210)	(46,092)	(882)
1	J. P. Morgan	LME Aluminum Futures	March 17, 2014	(46,223)	(47,019)	(796)
1	J. P. Morgan	LME Copper Futures	October 15, 2013	(173,048)	(182,167)	(9,119)
1	J. P. Morgan	LME Copper Futures	October 25, 2013	(174,498)	(182,226)	(7,728)
1	J. P. Morgan	LME Copper Futures	October 31, 2013	(170,442)	(182,273)	(11,831)
1	J. P. Morgan	LME Copper Futures	November 1, 2013	(175,973)	(182,281)	(6,308)
1	J. P. Morgan	LME Copper Futures	November 13, 2013	(181,710)	(182,373)	(663)
1	J. P. Morgan	LME Copper Futures	November 22, 2013	(183,366)	(182,377)	989
9	J. P. Morgan	LME Copper Futures	December 16, 2013	(1,615,066)	(1,642,950)	(27,884)
1	J. P. Morgan	LME Copper Futures	December 19, 2013	(183,298)	(182,531)	767
1	J. P. Morgan	LME Lead Futures	October 11, 2013	(52,773)	(52,382)	391
1	J. P. Morgan	LME Lead Futures	November 20, 2013	(55,400)	(52,656)	2,744
1	J. P. Morgan	LME Lead Futures	December 12, 2013	(52,773)	(52,838)	(65)
7	J. P. Morgan	LME Lead Futures	December 16, 2013	(367,387)	(370,169)	(2,782)
1	J. P. Morgan	LME Nickel Futures	November 29, 2013	(84,984)	(83,581)	1,403
1	J. P. Morgan	LME Nickel Futures	December 12, 2013	(82,498)	(83,648)	(1,150)
4	J. P. Morgan	LME Nickel Futures	December 16, 2013	(341,058)	(334,716)	6,342
1	J. P. Morgan	LME Zinc Futures	October 3, 2013	(47,123)	(47,055)	68
1	J. P. Morgan	LME Zinc Futures	October 11, 2013	(47,798)	(47,144)	654
2	J. P. Morgan	LME Zinc Futures	October 15, 2013	(94,496)	(94,378)	118
1	J. P. Morgan	LME Zinc Futures	October 25, 2013	(47,161)	(47,298)	(137)
1	J. P. Morgan	LME Zinc Futures	November 13, 2013	(48,517)	(47,505)	1,012
1	J. P. Morgan	LME Zinc Futures	November 15, 2013	(48,873)	(47,527)	1,346
1	J. P. Morgan	LME Zinc Futures	November 22, 2013	(49,166)	(47,602)	1,564

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
19	J. P. Morgan	LME Zinc Futures	December 16, 2013	$(900,724)	$(909,506)	$(8,782)

				(7,383,885)	(7,437,983)	(54,098)

				$46,337,303	$46,597,361	$260,058

Cash held as collateral with Barclays Capital for futures was $899,226. Cash held as collateral with J. P. Morgan for futures was $73,560. Cash held as collateral with Goldman Sachs for futures was $226,200.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	28,000	$30,759	$30,983	$224
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	597,691	802,352	808,751	6,399
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	294,642	470,291	476,724	6,433
Hong Kong Dollar, Expiring 12/18/13	The Royal Bank of Scotland	HKD	106,000	13,672	13,669	(3)

				$1,317,074	$1,330,127	$13,053

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	(5,000)	$(5,298)	$(5,533)	$(235)
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	(4,683,997)	(6,198,146)	(6,338,030)	(139,884)
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	(1,192,296)	(1,872,725)	(1,929,109)	(56,384)
Hong Kong Dollar, Expiring 12/18/13	The Royal Bank of Scotland	HKD	(104,000)	(13,413)	(13,411)	2
Japanese Yen, Expiring 12/18/13	The Royal Bank of Scotland	JPY	(12,000)	(120)	(122)	(2)
Russian Ruble, Expiring 12/18/13*	The Royal Bank of Scotland	RUB	(14,630,000)	(436,738)	(445,251)	(8,513)

				(8,526,440)	(8,731,456)	(205,016)

				$(7,209,366)	$(7,401,329)	$(191,963)

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $160,000.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

RUB - Russian Ruble

USD - United States Dollar

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 113.7%	SHARES	VALUE (Note 3)
COMMON STOCKS - 46.3%

Belgium - 0.4%
Anheuser-Busch InBev NV	16,846	$1,671,085
Solvay SA	16,277	2,441,285
UCB SA	13,168	801,392
Umicore SA	8,611	418,141

		5,331,903

Brazil - 1.3%
Banco Bradesco SA ADR (1)(a)	94,660	1,313,881
Banco do Brasil SA (1)	138,900	1,616,938
BR Malls Participacoes SA (1)	30,100	274,612
Braskem SA ADR (1)†(a)	36,400	580,580
BRF SA ADR (1)	15,700	385,121
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (1)(a)	44,800	2,061,696
Cia de Bebidas das Americas ADR (1)(a)	51,900	1,990,365
Cia Energetica de Minas Gerais ADR (1)(a)	82,635	713,966
Cielo SA (1)	96	2,599
Fibria Celulose SA ADR (1)†(a)	32,400	373,248
Itau Unibanco Holding SA ADR (1)(a)	114,640	1,618,717
JBS SA (1)	459,493	1,600,544
Kroton Educacional SA (1)	39,900	567,994
Multiplan Empreendimentos Imobiliarios SA (1)	5,700	136,488
Petroleo Brasileiro SA ADR (1)(a)	142,100	2,377,333
Porto Seguro SA (1)	80,000	1,001,309
Telefonica Brasil SA ADR (1)(a)	50,500	1,133,220
Tim Participacoes SA ADR (1)(a)	39,900	940,443

		18,689,054

Chile - 0.1%
Banco Santander Chile ADR (1)(a)	36	946
Enersis SA ADR (1)(a)	27,300	438,438
ENTEL Chile SA (1)	49,936	809,265

		1,248,649

China - 1.3%
Agricultural Bank of China Ltd., H Shares	1,516,000	698,635
Anta Sports Products Ltd.	431,000	555,813
Bank of China Ltd., H Shares	5,054,000	2,309,521
Bank of Communications Co., Ltd., H Shares	596,000	438,416

	SHARES	VALUE (Note 3)
China - 1.3% (continued)
China BlueChemical Ltd., H Shares	700,000	$413,119
China CITIC Bank Corp. Ltd., H Shares	1,033,000	536,485
China Construction Bank Corp., H Shares	4,752,000	3,662,237
China Merchants Bank Co., Ltd., H Shares	151,500	275,871
China Oilfield Services Ltd., H Shares	184,000	461,777
China Petroleum & Chemical Corp. ADR (1)(a)	5,720	447,819
China Railway Construction Corp. Ltd., H Shares	25,000	26,479
China Railway Group Ltd., H Shares	1,314,000	720,388
China Shanshui Cement Group Ltd.	352,000	135,915
China Southern Airlines Co., Ltd., H Shares	574,000	214,014
China Telecom Corp. Ltd., H Shares	678,000	334,802
China Zhongwang Holdings Ltd. †	186	56
Chongqing Rural Commercial Bank, H Shares	598,000	288,564
CNOOC Ltd. ADR (1)(a)	6,800	1,372,240
Country Garden Holdings Co., Ltd.	329,000	211,756
CSR Corp. Ltd., H Shares	521,000	364,121
Dongfeng Motor Group Co., Ltd., H Shares	36,000	54,767
Evergrande Real Estate Group Ltd. †	295,000	123,534
Industrial & Commercial Bank of China Ltd., H Shares	4,116,000	2,876,921
Longfor Properties Co., Ltd.	73,000	116,036
PetroChina Co., Ltd. ADR (1)(a)	5,800	637,710
Sino-Ocean Land Holdings Ltd.	136,500	80,294
Sinopec Shanghai Petrochemical Co., Ltd., H Shares †	1,758,000	655,955
SOHO China Ltd.	39,000	33,607
Tencent Holdings Ltd.	12,800	673,134
Zhejiang Expressway Co., Ltd., H Shares	514,000	474,274

		19,194,260

Denmark - 1.3%
AP Moeller - Maersk A/S, Class B	194	1,779,596
Carlsberg A/S, Class B	13,791	1,421,340
Chr Hansen Holding A/S	6,272	222,251
Coloplast A/S, Class B	26,961	1,535,612
DSV A/S	36,888	1,046,751
GN Store Nord A/S	102,097	2,149,883
Novo Nordisk A/S, Class B	21,929	3,713,992

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Denmark - 1.3% (continued)
Vestas Wind Systems A/S †	275,808	$6,947,062

		18,816,487

Finland - 0.7%
Fortum OYJ	44,109	995,675
Kone OYJ, Class B	16,874	1,507,226
Metso OYJ	52,568	2,065,913
Neste Oil OYJ	81,282	1,798,990
Nokia OYJ †	508,647	3,327,529
Sampo, A Shares	742	31,918
Stora Enso OYJ, R Shares	69,104	585,990
UPM-Kymmene OYJ	18,342	253,784
Wartsila OYJ	5,432	245,725

		10,812,750

Germany - 4.6%
Adidas AG	5,501	596,703
Aurubis AG	64,951	3,938,528
Bayer AG	42,393	4,999,443
Beiersdorf AG	9,265	822,615
Bilfinger SE	31,224	3,287,870
Brenntag AG	15,525	2,584,533
Continental AG	8,370	1,418,929
Deutsche Lufthansa AG †	248,536	4,848,457
Deutsche Post AG	185,745	6,160,799
E.ON SE	233,554	4,156,181
Freenet AG †	127,911	3,090,290
GEA Group AG	59,688	2,453,138
Hannover Rueck SE	9,743	715,977
HeidelbergCement AG	88,870	6,866,989
Hochtief AG	15,809	1,380,002
Kloeckner & Co. SE †	19,811	268,430
Leoni AG	55,641	3,381,086
Merck KGaA	53,832	8,402,233
Muenchener Rueckversicherungs AG	7,130	1,393,785
ProSiebenSat.1 Media AG	76,824	3,265,071
Rheinmetall AG	23,068	1,322,524
Rhoen Klinikum AG	41,698	1,072,253
Salzgitter AG	834	34,643
Suedzucker AG	741	21,819
ThyssenKrupp AG †	36,501	874,126

	SHARES	VALUE (Note 3)
Germany - 4.6% (continued)
TUI AG †	89,826	$1,147,482

		68,503,906

Hong Kong - 0.8%
China Agri-Industries Holdings Ltd.	139,000	65,683
China Gas Holdings Ltd.	524,000	571,131
China Mengniu Dairy Co., Ltd.	471,000	2,112,787
China Mobile Ltd. ADR (1)(a)	59,100	3,335,013
China Overseas Land & Investment Ltd.	296,000	875,433
China Resources Land Ltd.	146,000	416,044
China Resources Power Holdings Co., Ltd.	540,000	1,285,030
COSCO Pacific Ltd.	50,000	76,558
Geely Automobile Holdings Ltd.	855,000	440,629
GOME Electrical Appliances Holding Ltd.	6,556,000	838,021
Shimao Property Holdings Ltd.	38,000	87,452
Shougang Fushan Resources Group Ltd.	3,394,000	1,144,590
Sino Biopharmaceutical	908,000	615,502

		11,863,873

India - 0.3%
HDFC Bank Ltd. ADR (1)(a)	1,900	58,482
Infosys Ltd. ADR (1)(a)	42,200	2,030,242
Tata Motors Ltd. ADR (1)(a)	65,500	1,743,610
Wipro Ltd. ADR (1)(a)	89,957	922,959

		4,755,293

Indonesia - 0.3%
Astra Agro Lestari Tbk PT	11,000	18,520
Bank Negara Indonesia Persero Tbk PT	740,500	260,346
Bank Rakyat Indonesia Persero Tbk PT	349,500	218,633
Bumi Resources Tbk PT †	1,392,500	54,817
Indocement Tunggal Prakarsa Tbk PT	153,500	238,687
Indofood Sukses Makmur Tbk PT	1,634,000	993,975
Kalbe Farma Tbk PT	1,225,500	124,899
Perusahaan Gas Negara Persero Tbk PT	2,307,000	1,036,520
Telekomunikasi Indonesia Persero Tbk PT ADR (1)(a)	16,300	591,853
Unilever Indonesia Tbk PT	231,500	602,993

		4,141,243

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Ireland - 0.0%(b)
Elan Corp. PLC ADR (1)†(a)	12,000	$186,960

Italy - 1.5%
Banca Popolare dell’Emilia Romagna Scrl †	146,747	1,055,612
Buzzi Unicem SpA	28,158	439,224
Enel Green Power SpA	213,201	457,697
Enel SpA	2,094,415	8,042,029
Eni SpA	166,022	3,816,543
Fiat SpA †	63,401	505,953
Gtech Spa	19,782	566,038
Mediolanum SpA	135,108	984,150
Prysmian SpA	170,823	4,188,605
Telecom Italia SpA	2,402,935	1,977,107
Terna Rete Elettrica Nazionale SpA	163,802	739,466

		22,772,424

Japan - 20.5%
Aiful Corp. †	318,800	1,631,391
Air Water, Inc.	5,000	73,896
Aisin Seiki Co., Ltd.	35,700	1,530,499
Ajinomoto Co., Inc.	141,000	1,855,160
Alps Electric Co., Ltd. †	59,400	481,396
Amada Co., Ltd.	72,000	650,698
ANA Holdings, Inc.	287,000	626,466
Asahi Kasei Corp.	341,000	2,575,403
Astellas Pharma, Inc.	80,000	4,086,401
Ateam, Inc.	5,600	153,582
Avex Group Holdings, Inc.	18,100	527,800
Azbil Corp.	58,800	1,367,894
Bank of Yokohama Ltd./The	77,000	441,603
Benesse Holdings, Inc.	8,500	309,161
Bridgestone Corp.	86,100	3,155,434
Brother Industries Ltd.	29,300	331,743
Calsonic Kansei Corp.	271,000	1,455,309
Casio Computer Co., Ltd.	42,900	398,287
Central Japan Railway Co.	26,700	3,427,072
Chiba Bank Ltd./The	259,000	1,896,774
Chiome Bioscience, Inc. †	1,800	77,578
Chiyoda Corp.	220,000	2,654,739
Chubu Electric Power Co., Inc.	280,500	3,853,028
Chugai Pharmaceutical Co., Ltd.	138,200	2,841,966

	SHARES	VALUE (Note 3)
Japan - 20.5% (continued)
Citizen Holdings Co., Ltd.	211,000	$1,485,473
COMSYS Holdings Corp.	229,300	3,205,142
Cosmos Pharmaceutical Corp.	1,200	158,286
Dai Nippon Printing Co., Ltd.	203,000	2,152,248
Daicel Corp.	188,000	1,700,715
Daido Steel Co., Ltd.	26,000	153,081
Daihatsu Motor Co., Ltd.	79,000	1,535,254
Daiichi Sankyo Co., Ltd.	75,400	1,369,375
Denki Kagaku Kogyo KK	135,852	530,227
Denso Corp.	47,100	2,210,020
Dentsu, Inc.	31,500	1,201,641
DIC Corp.	769,000	2,130,863
Digital Garage, Inc.	25,800	815,381
Dowa Holdings Co., Ltd.	95,000	961,845
Dwango Co., Ltd.	6,600	127,472
East Japan Railway Co.	31,300	2,697,582
Ebara Corp.	675,000	3,795,146
Enplas Corp.	5,300	336,671
Exedy Corp.	400	9,856
FamilyMart Co., Ltd.	7,800	337,846
Fuji Electric Co., Ltd.	816,000	3,337,956
Fuji Heavy Industries Ltd.	346,000	9,641,512
Fuji Media Holdings, Inc.	246,100	5,420,168
Fujikura Ltd.	262,000	1,018,131
Fujitsu Ltd. †	847,000	3,170,519
Fukuoka Financial Group, Inc.	734,000	3,323,547
GMO internet, Inc.	28,800	376,612
GNI Group Ltd. †	13,000	66,957
GungHo Online Entertainment, Inc. †	2,422	1,896,629
Hamamatsu Photonics KK	5,000	188,841
Hankyu Hanshin Holdings, Inc.	18,000	100,046
Hikari Tsushin, Inc.	800	50,310
Hino Motors Ltd.	296,000	4,386,849
Hirose Electric Co., Ltd.	7,100	1,092,904
Hitachi Capital Corp.	14,400	347,984
Hitachi Chemical Co., Ltd.	10,800	174,347
Hitachi High-Technologies Corp.	98,900	2,226,220
Hitachi Kokusai Electric, Inc.	9,000	108,429
Hitachi Ltd.	196,000	1,298,744
Hokuetsu Kishu Paper Co., Ltd.	191,500	907,973

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 20.5% (continued)
Hoya Corp.	61,600	$1,457,131
Ichigo Group Holdings Co., Ltd.	100	477
Idemitsu Kosan Co., Ltd.	3,600	312,023
IHI Corp.	672,000	2,841,633
Internet Initiative Japan, Inc.	6,600	190,928
Isetan Mitsukoshi Holdings Ltd.	52,600	782,004
Isuzu Motors Ltd.	124,000	821,988
ITOCHU Corp.	8,100	99,785
J Front Retailing Co., Ltd.	374,000	3,037,848
J Trust Co., Ltd.	40,100	723,365
Japan Drilling Co., Ltd.	800	61,798
Japan Petroleum Exploration Co.	4,800	206,792
Japan Tobacco, Inc.	130,400	4,700,890
JGC Corp.	206,000	7,458,189
Jin Co., Ltd.	16,700	629,630
Joyo Bank Ltd./The	45,000	242,075
JSR Corp.	26,000	483,750
JTEKT Corp.	229,900	3,161,891
Kadokawa Corp.	13,500	477,094
Kajima Corp.	940,000	3,828,824
Kaken Pharmaceutical Co., Ltd.	173	2,625
Kandenko Co., Ltd.	292	1,765
Kansai Electric Power Co., Inc./The †	180,600	2,323,254
Kao Corp.	48,200	1,505,230
KDDI Corp.	15,500	796,544
Keio Corp.	71,000	509,991
Keisei Electric Railway Co., Ltd.	114,000	1,190,165
Keyence Corp.	3,500	1,331,728
Konami Corp.	9,300	215,050
Konica Minolta, Inc.	378,500	3,188,405
Kurita Water Industries Ltd.	20,200	429,223
KYB Co., Ltd.	236,000	1,531,618
Kyocera Corp.	40,800	2,175,758
Kyowa Hakko Kirin Co., Ltd.	138,000	1,420,956
Lintec Corp.	26,200	558,927
Livesense, Inc. †	5,300	278,658
Mabuchi Motor Co., Ltd.	9,800	518,076
Marubeni Corp.	21,000	166,076
Marui Group Co., Ltd.	21,400	201,070
Mazda Motor Corp. †	56,000	251,739

	SHARES	VALUE (Note 3)
Japan - 20.5% (continued)
Medinet Co., Ltd. †	158	$93,843
Miraca Holdings, Inc.	36,100	1,613,386
Mitsuba Corp.	6,000	107,854
Mitsubishi Chemical Holdings Corp.	96,000	449,834
Mitsubishi Electric Corp.	192,000	2,025,966
Mitsubishi Heavy Industries, Ltd.	1,071,000	6,176,210
Mitsubishi Materials Corp.	245,000	1,015,179
Mitsubishi Tanabe Pharma Corp.	15,800	221,747
Mitsubishi UFJ Financial Group, Inc.	177,800	1,140,473
Mitsubishi UFJ Lease & Finance Co., Ltd.	233,600	1,241,852
Mitsui & Co., Ltd.	50,800	740,762
Mitsui Engineering & Shipbuilding Co., Ltd.	1,059,000	2,181,057
Mitsui Mining & Smelting Co., Ltd.	493,000	1,437,478
Modec, Inc.	4,000	125,842
Monex Group, Inc.	62,100	262,853
MonotaRO Co., Ltd.	27,500	807,915
MS&AD Insurance Group Holdings	28,200	739,140
Namco Bandai Holdings, Inc.	219,300	4,100,736
NET One Systems Co., Ltd.	262,900	1,993,713
NGK Spark Plug Co., Ltd.	10,000	221,940
NHK Spring Co., Ltd.	185,200	1,902,634
Nintendo Co., Ltd.	8,000	906,113
Nippon Express Co., Ltd.	196,000	984,877
Nippon Kayaku Co., Ltd.	129,000	1,861,809
Nippon Meat Packers, Inc.	30,000	430,585
Nippon Paint Co., Ltd.	41,000	656,393
Nippon Paper Industries Co., Ltd.	8,000	126,869
Nippon Shokubai Co., Ltd.	35,000	406,745
Nippon Television Holdings, Inc.	117,300	2,176,889
Nissan Chemical Industries Ltd.	37,100	561,019
Nisshin Seifun Group, Inc.	48,950	494,780
Nisshinbo Holdings, Inc.	91,000	753,458
Nitto Denko Corp.	16,800	1,095,591
NKSJ Holdings, Inc.	2,500	64,489
North Pacific Bank Ltd.	34	143
NSK Ltd.	151,000	1,548,928
NTT DOCOMO, Inc.	77,500	1,255,822
Obayashi Corp.	348,000	2,082,422
Odakyu Electric Railway Co., Ltd.	23,000	228,953

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 20.5% (continued)
Okasan Securities Group, Inc.	16,000	$148,000
Oki Electric Industry Co., Ltd. †	31,000	58,726
Okinawa Electric Power Co., Inc./The	2	69
OKUMA Corp.	78,000	680,441
Omron Corp.	88,100	3,191,319
Osaka Gas Co., Ltd.	925,000	3,943,179
Otsuka Corp.	1,300	166,348
Otsuka Holdings Co., Ltd.	51,700	1,499,075
Pacific Metals Co., Ltd.	107,000	442,138
Panasonic Corp.	236,800	2,292,397
Pigeon Corp.	3,400	167,408
Rengo Co., Ltd.	42,000	231,960
Resona Holdings, Inc.	808,200	4,149,306
Rohm Co., Ltd.	45,700	1,884,522
Ryohin Keikaku Co., Ltd.	28,400	2,567,264
Sanix, Inc. †	9,200	119,263
Sankyo Co., Ltd.	14,700	718,799
Santen Pharmaceutical Co., Ltd.	23,500	1,141,204
Secom Co., Ltd.	41,100	2,576,064
Sega Sammy Holdings, Inc.	35,600	1,027,224
Seiko Epson Corp.	72,000	1,188,805
Sekisui Chemical Co., Ltd.	281,000	2,866,243
Seven & I Holdings Co., Ltd.	155,000	5,682,299
Shimamura Co., Ltd.	22,900	2,280,044
Shimizu Corp.	173,000	845,275
Shin Nippon Biomedical Laboratories Ltd. †	20,200	287,435
Shin-Etsu Chemical Co., Ltd.	17,300	1,061,461
Shinko Electric Industries Co., Ltd.	52,300	552,265
Shinsei Bank Ltd.	1,040,000	2,538,280
Shionogi & Co., Ltd.	77,400	1,629,370
Ship Healthcare Holdings, Inc.	9,300	362,759
Shizuoka Bank Ltd./The	57,000	650,225
Skymark Airlines, Inc.	8,300	31,399
Softbank Corp.	14,300	993,099
Sosei Group Corp. †	4,300	224,548
Sumitomo Bakelite Co., Ltd.	188,000	681,312
Sumitomo Electric Industries Ltd.	102,500	1,490,812
Sumitomo Heavy Industries Ltd.	454,000	2,070,430
Sumitomo Metal Mining Co., Ltd.	127,000	1,804,698

	SHARES	VALUE (Note 3)
Japan - 20.5% (continued)
Sumitomo Mitsui Construction Co., Ltd. †	452,100	$571,645
Sumitomo Mitsui Financial Group, Inc.	16,800	813,548
Sumitomo Osaka Cement Co., Ltd.	470,000	1,894,321
Suzuki Motor Corp.	167,200	4,029,832
T&D Holdings, Inc.	61,200	759,931
Taisei Corp.	1,214,000	5,975,208
Takara Holdings, Inc.	24	220
Takashimaya Co., Ltd.	364,000	3,423,189
THK Co., Ltd.	24,400	543,495
Tobu Railway Co., Ltd.	19,000	100,467
Tohoku Electric Power Co., Inc. †	37,300	459,482
Tokyo Dome Corp.	44,000	345,850
Tokyo Electric Power Co., Inc †	196,200	1,222,297
Tokyo Electron Ltd.	51,100	2,749,143
Tokyo Gas Co., Ltd.	721,000	3,954,627
Tokyo Steel Manufacturing Co., Ltd. †	380,500	2,259,506
Tokyotokeiba Co., Ltd.	98,000	476,855
Tokyu Corp.	81,000	578,904
Toppan Printing Co., Ltd.	233,000	1,883,090
Tosoh Corp.	883,000	3,652,658
TOTO Ltd.	30,000	420,835
Toyo Seikan Kaisha Ltd.	103,600	2,041,680
Toyo Suisan Kaisha Ltd.	19,000	557,857
Toyo Tire & Rubber Co., Ltd.	30,000	181,659
Toyota Boshoku Corp.	49,800	669,195
Toyota Tsusho Corp.	78,700	2,063,609
TS Tech Co., Ltd.	3,900	154,243
Tsuruha Holdings, Inc.	500	44,115
Ube Industries Ltd.	255,000	481,694
United Arrows Ltd.	300	12,637
UNY Group Holdings Co., Ltd.	195,600	1,263,933
Ushio, Inc.	61,900	770,938
USS Co., Ltd.	110,300	1,597,067
Wacom Co., Ltd.	16,100	154,873
West Japan Railway Co.	48,800	2,092,283
Yamaguchi Financial Group, Inc.	56	551
Yamaha Corp.	116,300	1,666,345
Yamato Holdings Co., Ltd.	13,600	307,150
Yamazaki Baking Co., Ltd.	31,000	334,801

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 20.5% (continued)
Yokohama Rubber Co., Ltd./The	203,000	$2,010,561
Zenkoku Hosho Co., Ltd.	4,000	177,576

		303,746,689

Korea, Republic of - 1.2%
Daelim Industrial Co., Ltd.	9,423	850,519
Daewoo International Corp.	470	16,568
DGB Financial Group, Inc.	6,960	104,890
Dongbu Insurance Co., Ltd.	5,516	237,106
Hana Financial Group, Inc.	1,981	67,893
Hanwha Corp.	590	20,801
Hanwha Life Insurance Co., Ltd.	45,280	292,970
Hyosung Corp.	19,445	1,296,949
Hyundai Mobis	3,381	899,419
Hyundai Motor Co.	2,359	550,385
Hyundai Wia Corp.	13,783	2,171,220
KCC Corp.	677	284,503
Kia Motors Corp.	11,394	691,689
Korea Gas Corp.	3,240	171,650
Korea Zinc Co., Ltd.	1,406	425,314
Korean Air Lines Co., Ltd. †	1	35
KT Corp. ADR (1)(a)	81,500	1,366,755
LG Chem Ltd.	1,460	417,499
LG Display Co., Ltd. ADR (1)†(a)	92,500	1,103,525
LG Electronics, Inc.	5,486	363,518
Lotte Chemical Corp.	44	8,124
Mirae Asset Securities Co., Ltd.	4,820	164,881
NAVER Corp.	2,459	1,273,762
NHN Entertainment Corp. †	1,131	124,185
Samsung Card Co., Ltd.	12,767	475,238
Samsung Heavy Industries Co., Ltd.	9,240	369,490
SK Holdings Co., Ltd.	7,811	1,410,119
SK Telecom Co., Ltd. ADR (1)(a)	83,400	1,893,180
Woori Finance Holdings Co., Ltd.	42,830	498,165

		17,550,352

Luxembourg - 0.1%
APERAM	73,874	1,138,439

Malaysia - 0.3%
Alliance Financial Group Bhd	200,700	308,431
Hong Leong Bank Bhd	3,900	16,725

	SHARES	VALUE (Note 3)
Malaysia - 0.3% (continued)
Malayan Banking Bhd	304,600	$919,004
Petronas Chemicals Group Bhd	52,800	110,974
Tenaga Nasional Bhd	632,900	1,754,099
UMW Holdings Bhd	302,100	1,095,375

		4,204,608

Mexico - 0.7%
Alfa SAB de CV, Class A (1)	771,300	2,078,877
America Movil SAB de CV, Series L ADR (1)(a)	108,700	2,153,347
Arca Continental SAB de CV (1)	163,200	1,016,891
Cemex SAB de CV ADR (1)†	45,300	506,454
Fomento Economico Mexicano SAB de CV ADR (1)(a)	7,700	747,593
Grupo Bimbo SAB de CV, Series A (1)	9,044	28,114
Grupo Financiero Banorte SAB de CV (1)	158,200	987,791
Grupo Mexico SAB de CV, Series B (1)	287,100	858,043
Kimberly-Clark de Mexico SAB de CV, Class A (1)	532,700	1,550,953

		9,928,063

Netherlands - 1.9%
Aegon NV	737,926	5,460,095
Akzo Nobel NV	40,457	2,658,050
Delta Lloyd NV	63,246	1,347,166
Koninklijke Ahold NV	221,010	3,829,045
Koninklijke Boskalis Westminster NV	20,391	903,819
Koninklijke DSM NV	28,333	2,137,347
Koninklijke Philips NV	270,704	8,733,189
Nutreco NV	72,561	3,788,862
TNT Express NV	7,327	66,883

		28,924,456

Norway - 0.8%
DNB ASA	231,997	3,523,069
Orkla ASA	41,982	305,838
Petroleum Geo-Services ASA	150,079	1,855,151
Statoil ASA	83,614	1,899,142
Telenor ASA	63,725	1,456,335
Yara International ASA	74,434	3,073,494

		12,113,029

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Peru - 0.0% (b)
Cia de Minas Buenaventura SAA ADR (1)(a)	7,400	$86,654
Credicorp Ltd. (1)(a)	1,300	166,998

		253,652

Poland - 0.2%
Bank Zachodni WBK SA	1,906	212,296
Grupa Lotos SA †	41,098	483,402
PGE SA	124,015	660,669
Polskie Gornictwo Naftowe i Gazownictwo SA	158,608	310,985
Powszechny Zaklad Ubezpieczen SA	10,689	1,450,004
Tauron Polska Energia SA	279,884	429,401

		3,546,757

South Africa - 0.7%
African Rainbow Minerals Ltd.	15,370	301,741
FirstRand Ltd.	410,455	1,369,038
Growthpoint Properties Ltd. REIT	53,458	131,385
Harmony Gold Mining Co., Ltd. ADR (1)(a)	7,100	23,998
Imperial Holdings Ltd.	57,771	1,254,951
Investec Ltd.	107,728	706,740
Liberty Holdings Ltd.	56,145	654,635
MMI Holdings Ltd.	306,819	745,504
Naspers Ltd., N Shares	15,533	1,438,075
Redefine Properties Ltd. REIT	197,093	191,353
Remgro Ltd.	19,213	371,221
RMB Holdings Ltd.	162,799	748,509
Sanlam Ltd.	111,259	518,348
Sasol Ltd. ADR (1)(a)	15,500	740,745
Woolworths Holdings Ltd.	267,808	1,980,097

		11,176,340

Spain - 1.4%
Acerinox SA	10,721	122,931
ACS Actividades de Construccion y Servicios SA	25,404	808,957
Distribuidora Internacional de Alimentacion SA	155,661	1,349,526
Enagas SA	186,671	4,574,777
Endesa SA †	79,372	2,066,074
Ferrovial SA	153,169	2,758,640
Fomento de Construcciones y Contratas SA †	55,394	1,099,870
Gas Natural SDG SA	172,091	3,597,931

	SHARES	VALUE (Note 3)
Spain - 1.4% (continued)
Iberdrola SA	420,149	$2,442,200
Inditex SA	7,671	1,183,271
Indra Sistemas SA	22,364	335,296
Repsol SA	11,887	294,722
Tecnicas Reunidas SA	6,123	280,430

		20,914,625

Sweden - 2.0%
Boliden AB	250,775	3,754,623
Electrolux AB, Series B	118,871	3,078,111
Meda AB, A Shares	125,308	1,507,311
NCC AB, B Shares	42,080	1,252,375
Nordea Bank AB	120,589	1,455,158
Securitas AB, B Shares	82,131	937,838
Skandinaviska Enskilda Banken AB, Class A	355,310	3,766,376
Skanska AB, B Shares	6,651	128,007
Svenska Cellulosa AB SCA, B Shares	110,976	2,796,513
Swedbank AB, A Shares	128,906	3,002,596
Swedish Match AB	63,505	2,240,437
Telefonaktiebolaget LM Ericsson, B Shares	272,918	3,634,925
Trelleborg AB, B Shares	96,776	1,833,765

		29,388,035

Switzerland - 2.3%
ABB Ltd. †	14,864	351,077
Aryzta AG †	10,611	709,203
Baloise Holding AG	5,909	653,616
Galenica AG	560	474,638
Georg Fischer AG †	280	170,464
Logitech International SA	97,965	863,167
Nestle SA	17,867	1,245,940
Novartis AG	41,078	3,159,645
OC Oerlikon Corp. AG †	343,852	4,607,079
Roche Holding AG	35,603	9,608,302
Schindler Holding AG	1,154	173,399
SGS SA	170	406,285
Sika AG	46	134,219
Sulzer AG	20,708	3,206,166
Swiss Life Holding AG †	17,028	3,224,320
Swiss Re AG †	26,474	2,193,384

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Switzerland - 2.3% (continued)
Syngenta AG	6,132	$2,506,191

		33,687,095

Taiwan - 1.0%
Asustek Computer, Inc.	220	1,754
AU Optronics Corp. †	2,652,000	990,683
Cheng Shin Rubber Industry Co., Ltd.	64,400	168,501
Chicony Electronics Co., Ltd.	299,420	747,281
China Motor Corp.	211,000	190,571
China Petrochemical Development Corp.	932	458
Delta Electronics, Inc.	26,000	126,256
E.Sun Financial Holding Co., Ltd.	825	535
Eva Airways Corp. †	100,500	57,099
Far Eastern Department Stores Co., Ltd.	77,250	81,270
Far EasTone Telecommunications Co., Ltd.	321,000	799,764
Foxconn Technology Co., Ltd.	577	1,498
Fubon Financial Holding Co., Ltd.	623,297	862,653
Hon Hai Precision Industry Co., Ltd.	393,690	1,010,346
Innolux Corp. †	3,269,000	1,570,367
Inventec Corp.	971,000	939,036
Kinsus Interconnect Technology Corp.	88,000	309,765
Lite-On Technology Corp.	103,020	175,602
MStar Semiconductor, Inc.	4,000	36,934
President Chain Store Corp.	28,000	202,246
Realtek Semiconductor Corp.	560,833	1,370,097
SinoPac Financial Holdings Co., Ltd.	661	304
Taiwan Business Bank †	499	149
Taiwan Cooperative Financial Holding Co., Ltd.	108,385	59,575
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)(a)	152,100	2,579,616
Tripod Technology Corp.	330	643
Uni-President Enterprises Corp.	1,176,851	2,192,684
Walsin Lihwa Corp. †	486,000	148,464
Yang Ming Marine Transport Corp. †	100	46

		14,624,197

Thailand - 0.2%
Advanced Info Service PCL NVDR	34,300	280,273
Airports of Thailand PCL NVDR	123,600	746,079
Bangkok Bank PCL NVDR	1,000	6,270

	SHARES	VALUE (Note 3)
Thailand - 0.2% (continued)
BEC World PCL NVDR	102,500	$186,350
Krung Thai Bank PCL NVDR	18,500	11,368
PTT Exploration & Production PCL NVDR	161,100	843,371
PTT Global Chemical PCL NVDR	295,600	705,518

		2,779,229

Turkey - 0.3%
Enka Insaat ve Sanayi AS	194,276	578,776
TAV Havalimanlari Holding AS	161,050	1,137,119
Turk Hava Yollari	295,876	1,128,236
Turkiye Halk Bankasi AS	9,735	71,301
Turkiye Is Bankasi, Class C	370,278	978,945

		3,894,377

United States - 0.1%
Southern Copper Corp. (1)(a)	6,301	171,639
Sprint Corp. (1)†(a)	143,197	889,254

		1,060,893

TOTAL COMMON STOCKS (cost $585,777,723)		685,247,638

PREFERRED STOCKS - 0.4%

Brazil - 0.1%
Cia Energetica de Sao Paulo (1)	69,400	730,230
Lojas Americanas SA (1)	49	361
Usinas Siderurgicas de Minas Gerais SA, Series A (1)†	177,929	849,384

		1,579,975

Germany - 0.3%
Henkel AG & Co. KGaA	5,818	599,591
Porsche Automobil Holding SE	44,992	3,927,515
Volkswagen AG	339	79,930

		4,607,036

TOTAL PREFERRED STOCKS (cost $5,880,658)		6,187,011

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CONVERTIBLE PREFERRED STOCKS - 1.2%			SHARES	VALUE (Note 3)
United States - 1.2%
2010 Swift Mandatory Common Exchange Security Trust 144A, $11.00 par, 6.000% 12/31/13 †(a)(c)			36,800	$609,478
Dominion Resources, Inc., Series A, $49.00 par, 6.125% 04/01/16 (1)			13,050	696,087
Dominion Resources, Inc., Series B, $49.00 par, 6.000% 07/01/16 (1)†(a)			11,750	628,037
General Motors Co., Series B, $50.00 par, 4.750% 12/01/13 (1)(a)			175,850	8,818,878
NextEra Energy, Inc., $50.00 par, 5.599% 06/01/15 †(a)			43,975	2,422,143
NextEra Energy, Inc., $50.00 par, 5.799% 09/01/16 (1)†(a)			56,450	2,732,180
NextEra Energy, Inc., $— par, 5.599% 06/01/15 †			842,500	469,947
PPL Corp., $50.00 par, 8.750% 05/01/14 (1)†(a)			18,925	1,016,840

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $16,948,148)				17,393,590

CORPORATE BONDS - 1.0%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
United Kingdom - 0.2%
Virgin Media Finance PLC (a)	4.875%	02/15/22	$3,125	2,625,000

United States - 0.8%
American Airlines, Inc. (a)(d)	10.500%	10/15/12	500	615,625
American Airlines, Inc. 144A †(a)(c)(d)	7.500%	03/15/16	2,825	3,347,625
Clearwire Communications LLC/Clearwire Finance, Inc. (3)(a)(c)(e)	12.000%	12/01/17	1,904	2,218,160
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	04/01/21	81	92,745
Cricket Communications, Inc. (a)	7.750%	10/15/20	4,300	4,869,750
Plains Exploration & Production Co. (a)	6.875%	02/15/23	1,025	1,099,312

				12,243,217

TOTAL CORPORATE BONDS (cost $15,405,721)				14,868,217

CONVERTIBLE BONDS - 25.7%
Canada - 0.1%
Petrominerales Ltd.	3.250%	06/12/17	400	384,000
Petrominerales Ltd., Series PMG	2.625%	08/25/16	700	686,000
Silver Standard Resources, Inc. 144A (a)(c)	2.875%	02/01/33	125	93,906

				1,163,906

India - 0.0%(b)
Sterlite Industries India Ltd. (a)	4.000%	10/30/14	225	220,359

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Malta - 0.0%(b)
Lufthansa Malta Blues LP, Series JBLU 144A (c)	0.750%	04/05/17	EUR	475	$758,787

Mexico - 0.7%
Cemex SAB de CV	3.750%	03/15/18		$350	455,000
Cemex SAB de CV (a)	3.250%	03/15/16		6,225	7,925,203
Cemex SAB de CV (a)	4.875%	03/15/15		1,100	1,296,625

					9,676,828

Netherlands - 0.2%
Volkswagen International Finance NV 144A (c)	5.500%	11/09/15		2,000	2,995,210

United States - 24.7%
Alcoa, Inc. (a)	5.250%	03/15/14		325	418,641
Alpha Natural Resources, Inc. (a)	3.750%	12/15/17		250	237,969
American Realty Capital Properties, Inc. (a)	3.000%	08/01/18		2,725	2,576,828
Amkor Technology, Inc. (a)	6.000%	04/15/14		3,475	5,036,578
Annaly Capital Management, Inc. (a)	5.000%	05/15/15		425	432,969
Archer-Daniels-Midland Co. (a)	0.875%	02/15/14		600	610,500
Ares Capital Corp. 144A (a)(c)	5.750%	02/01/16		1,625	1,746,875
Avis Budget Group, Inc. (a)	3.500%	10/01/14		8,575	15,601,141
Chart Industries, Inc. (a)	2.000%	08/01/18		2,275	4,234,344
Ciena Corp. (a)	4.000%	12/15/20		1,166	1,760,660
Cobalt International Energy, Inc. (a)	2.625%	12/01/19		425	449,437
DDR Corp. (a)	1.750%	11/15/40		1,895	2,148,456
Digital Realty Trust LP 144A (a)(c)	5.500%	04/15/29		1,650	2,258,437
DR Horton, Inc., Series DHI	2.000%	05/15/14		1,500	2,280,000
Electronic Arts, Inc. (a)	0.750%	07/15/16		1,950	2,116,969
Equinix, Inc. (a)	4.750%	06/15/16		4,450	10,001,375
Exelixis, Inc. (a)	4.250%	08/15/19		650	760,906
Exterran Holdings, Inc. (a)	4.250%	06/15/14		1,825	2,274,406
Extra Space Storage LP 144A (c)	2.375%	07/01/33		700	703,938
General Cable Corp. (a)(f)	4.500%	11/15/29		9,325	10,531,422
General Cable Corp. (a)	0.875%	11/15/13		1,925	1,923,797
Gilead Sciences, Inc., Series D (a)	1.625%	05/01/16		8,800	24,365,000
Health Care REIT, Inc. (a)	3.000%	12/01/29		4,550	5,627,781
Hornbeck Offshore Services, Inc. (a)(f)	1.625%	11/15/26		2,250	2,664,000
Host Hotels & Resorts LP 144A (a)(c)	2.500%	10/15/29		4,425	6,217,125
L-3 Communications Holdings, Inc. (a)	3.000%	08/01/35		1,375	1,497,031
Lennar Corp. 144A (a)(c)	2.750%	12/15/20		4,800	8,136,000
Lennar Corp. 144A (a)(c)	3.250%	11/15/21		6,625	10,997,500
MGIC Investment Corp. (a)	2.000%	04/01/20		2,950	3,744,656
MGM Resorts International (a)	4.250%	04/15/15		1,800	2,291,625
Microchip Technology, Inc. (a)	2.125%	12/15/37		11,725	18,371,609
Micron Technology, Inc. (a)	2.375%	05/01/32		9,225	17,642,813
Micron Technology, Inc. (a)	1.875%	06/01/14		3,550	4,497,406
Micron Technology, Inc. (a)	3.125%	05/01/32		1,375	2,607,344
Micron Technology, Inc., Series F 144A (a)(c)	2.125%	02/15/33		1,300	2,226,250
Navistar International Corp. (a)	3.000%	10/15/14		50	50,656
Omnicare, Inc. (a)	3.500%	02/15/44		504	478,485
Onyx Pharmaceuticals, Inc. (a)	4.000%	08/15/16		1,859	5,955,771
PHH Corp. (a)	4.000%	09/01/14		600	652,125
PHH Corp. (a)	6.000%	06/15/17		14,402	29,173,051

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
United States - 24.7% (continued)
Radian Group, Inc. (a)	3.000%	11/15/17	$6,425	$9,115,469
Radian Group, Inc. (a)	2.250%	03/01/19	3,950	5,762,063
Regeneron Pharmaceuticals, Inc. (a)	1.875%	10/01/16	6,550	24,378,281
Ryman Hospitality Properties, Inc. 144A (a)(c)	3.750%	10/01/14	2,800	4,511,500
Salesforce.com, Inc. (a)	0.750%	01/15/15	4,650	11,311,125
Salesforce.com, Inc. 144A (a)(c)	0.250%	04/01/18	1,475	1,583,781
SL Green Operating Partnership LP 144A (a)(c)	3.000%	10/15/17	5,325	6,439,922
Standard Pacific Corp. (a)	1.250%	08/01/32	2,075	2,560,031
Stillwater Mining Co., Series SWC (a)	1.750%	10/15/32	200	210,000
SunPower Corp. (a)	4.500%	03/15/15	1,300	1,706,250
Tesla Motors, Inc. (a)	1.500%	06/01/18	600	1,011,000
Theravance, Inc. (a)	2.125%	01/15/23	325	528,531
Tyson Foods, Inc.	3.250%	10/15/13	6,150	10,528,031
United States Steel Corp. (a)	4.000%	05/15/14	1,425	1,457,953
VeriSign, Inc. (a)	3.250%	08/15/37	19,969	31,251,485
Vishay Intertechnology, Inc. 144A (a)(c)	2.250%	11/15/40	2,425	2,514,422
Web.com Group, Inc. (a)	1.000%	08/15/18	950	1,078,844
Xilinx, Inc. (a)	3.125%	03/15/37	12,425	20,097,438
XM Satellite Radio, Inc. 144A (a)(c)	7.000%	12/01/14	6,500	14,019,688

				365,367,690

TOTAL CONVERTIBLE BONDS (cost $302,273,060)				380,182,780

RIGHTS - 0.0%(b)	SHARES	VALUE (Note 3)
Korea Gas Corp. †	539	$4,857

PURCHASED OPTIONS - 0.0%(b)	CONTRACTS/ NOTIONAL
Put - Sprint Nextel Corp., Expires 01/18/2014, Strike $10.00 (cost $721,829)	1,432	386,640

MONEY MARKET FUNDS - 35.1%	SHARES
BlackRock Liquidity Funds TempFund Portfolio, Series I, Institutional Shares, 0.030% (g)	1,155,086	1,155,086
Dreyfus Treasury Cash Management, Class I, 0.010% (g)	4,620,343	4,620,343
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (g)(h)	507,885,970	507,885,970
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (g)	5,775,762	5,775,762

TOTAL MONEY MARKET FUNDS (cost $519,437,161)		519,437,161

SHORT-TERM INVESTMENTS - 4.0%	PRINCIPAL AMOUNT (000’S)
U.S. Treasury Bill, 0.000%, 12/12/2013 (i)	$22,600	$22,599,435
U.S. Treasury Bill, 0.000%, 01/30/2014 (i)	18,023	18,022,249
U.S. Treasury Bill, 0.000%, 02/06/2014 (i)	18,023	18,021,745

TOTAL SHORT-TERM INVESTMENTS (cost $58,633,603)		58,643,429

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $1,505,077,903)		1,682,351,323

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SECURITIES SOLD SHORT- (57.1)%	SHARES	VALUE (Note 3)

COMMON STOCKS - (56.7)%

Belgium - (0.2)%
Belgacom SA	(30,422)	$(809,133)
Delhaize Group SA	(21,448)	(1,351,731)
Mobistar SA	(25,453)	(432,654)
Telenet Group Holding NV	(11,467)	(570,528)

		(3,164,046)

Bermuda - (0.3)%
Seadrill Ltd.	(87,731)	(3,940,279)

Canada - 0.0% (b)
Silver Standard Resources, Inc. (1)	(3,344)	(20,566)

Denmark - (0.9)%
FLSmidth & Co. A/S	(94,219)	(5,074,612)
Novozymes A/S, B Shares	(195,904)	(7,497,710)
TDC A/S	(64,478)	(545,905)

		(13,118,227)

Finland - (0.8)%
Cargotec OYJ, B Shares	(41,254)	(1,599,515)
Elisa OYJ	(45,682)	(1,090,850)
Konecranes OYJ	(14,139)	(476,234)
Nokian Renkaat OYJ	(155,151)	(7,888,240)
Outotec OYJ	(92,153)	(1,262,168)

		(12,317,007)

Germany - (4.4)%
Aixtron SE †	(251,366)	(4,242,778)
Allianz SE	(20,672)	(3,252,293)
BASF SE	(23,046)	(2,210,120)
Bayerische Motoren Werke AG	(27,713)	(2,980,370)
Commerzbank AG †	(360,497)	(4,151,761)
Daimler AG	(70,274)	(5,479,264)
Deutsche Telekom AG	(59,096)	(855,907)
Dialog Semiconductor PLC †	(26,397)	(505,413)
Fraport AG Frankfurt Airport Services Worldwide	(26,057)	(1,828,391)
Fresenius Medical Care AG & Co. KGaA	(49,187)	(3,197,894)
Hugo Boss AG	(3,077)	(397,939)
Infineon Technologies AG	(973,200)	(9,753,715)

	SHARES	VALUE (Note 3)
Germany - (continued)
K+S AG	(126,373)	$(3,266,898)
LANXESS AG	(27,138)	(1,761,831)
Linde AG	(577)	(114,343)
MAN SE	(40,284)	(4,802,928)
Metro AG	(10,732)	(426,184)
MTU Aero Engines AG	(310)	(28,944)
RWE AG	(169,293)	(5,760,115)
SAP AG	(37,648)	(2,784,260)
Siemens AG	(7,808)	(941,631)
Sky Deutschland AG †	(283,162)	(2,611,799)
Software AG	(23,024)	(819,586)
Stada Arzneimittel AG	(57,247)	(2,902,943)
Symrise AG	(11,958)	(529,692)
Wacker Chemie AG	(248)	(24,485)

		(65,631,484)

India - 0.0% (b)
Sesa Goa Ltd. ADR (1)	(116)	(1,307)

Italy - (1.6)%
A2A SpA	(125,759)	(122,931)
Atlantia SpA	(133,619)	(2,720,867)
Finmeccanica SpA †	(509,101)	(3,047,824)
Luxottica Group SpA	(14,704)	(779,192)
Mediaset SpA †	(688,485)	(2,793,413)
Pirelli & C. SpA	(324,777)	(4,229,014)
Saipem SpA	(16,659)	(361,860)
Salvatore Ferragamo SpA	(34,617)	(1,193,356)
Snam SpA	(4,726)	(23,952)
Tenaris SA	(215,452)	(5,040,312)
Tod’s SpA	(14,047)	(2,632,040)

		(22,944,761)

Japan - (18.9)%
ABC-Mart, Inc.	(46,049)	(2,246,686)
Acom Co., Ltd. †	(594,730)	(2,248,692)
Advantest Corp.	(413,996)	(4,804,784)
Aeon Co., Ltd.	(55,200)	(761,926)
Aeon Credit Service Co., Ltd.	(131,500)	(4,142,114)
Anritsu Corp.	(16,100)	(205,300)
Aozora Bank Ltd.	(71,000)	(210,853)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (18.9)% (continued)
Asahi Glass Co., Ltd.	(377,000)	$(2,342,370)
Asics Corp.	(124,300)	(2,148,190)
Canon, Inc.	(18,900)	(605,165)
Capcom Co., Ltd.	(52,987)	(1,020,377)
Chugoku Electric Power Co., Inc./The	(1,100)	(17,507)
Credit Saison Co., Ltd.	(44,913)	(1,223,050)
CyberAgent, Inc.	(54,800)	(1,517,758)
Dai-ichi Life Insurance Co., Ltd./The	(85,500)	(1,224,440)
Daikin Industries Ltd.	(79,700)	(4,253,891)
Dainippon Screen Manufacturing Co., Ltd. †	(495,000)	(2,728,980)
Dainippon Sumitomo Pharma Co., Ltd.	(51,300)	(701,057)
Daiwa Securities Group, Inc.	(1,000)	(9,025)
Dena Co., Ltd.	(79,400)	(1,616,132)
Disco Corp.	(38,300)	(2,200,165)
Don Quijote Co., Ltd.	(21,500)	(1,347,617)
Eisai Co., Ltd.	(16,200)	(659,292)
Electric Power Development Co., Ltd.	(34,800)	(1,136,242)
FANUC Corp.	(15,000)	(2,485,906)
Fast Retailing Co., Ltd.	(15,100)	(5,694,978)
FUJIFILM Holdings Corp.	(12,500)	(301,248)
Furukawa Electric Co., Ltd.	(354,000)	(818,776)
GS Yuasa Corp.	(1,029,853)	(6,004,309)
Hisamitsu Pharmaceutical Co., Inc.	(12,500)	(698,638)
Hitachi Construction Machinery Co., Ltd.	(163,595)	(3,681,465)
Hitachi Metals Ltd.	(379,000)	(4,670,683)
Hokkaido Electric Power Co., Inc. †	(171,934)	(2,320,609)
Hokuriku Electric Power Co.	(43,624)	(638,405)
Honda Motor Co., Ltd.	(25,200)	(963,215)
Ibiden Co., Ltd.	(57,000)	(935,462)
Inpex Corp.	(124,400)	(1,470,234)
Itochu Techno-Solutions Corp.	(6,500)	(231,310)
Jafco Co., Ltd.	(3,000)	(144,473)
Japan Steel Works Ltd./The	(4,000)	(23,291)
JFE Holdings, Inc.	(148,200)	(3,864,040)
JX Holdings, Inc.	(14,000)	(72,758)
Kakaku.com, Inc.	(305,100)	(7,132,539)
Kansai Paint Co., Ltd.	(132,000)	(1,754,176)
Kawasaki Heavy Industries Ltd.	(390,868)	(1,702,168)

	SHARES	VALUE (Note 3)
Japan - (18.9)% (continued)
Kawasaki Kisen Kaisha Ltd.	(978,646)	$(2,305,425)
Keikyu Corp.	(52,000)	(492,329)
Kikkoman Corp.	(50,000)	(916,773)
Kobe Steel Ltd. †	(2,459,116)	(4,583,835)
Komatsu Ltd.	(376,200)	(9,393,330)
K’s Holdings Corp.	(24,004)	(656,996)
Kubota Corp.	(83,000)	(1,206,327)
Kuraray Co., Ltd.	(50,200)	(603,377)
Kyushu Electric Power Co., Inc. †	(161,500)	(2,310,799)
Lawson, Inc.	(19,000)	(1,489,685)
LIXIL Group Corp.	(122,400)	(2,523,267)
Makita Corp.	(89,800)	(5,232,040)
MEIJI Holdings Co., Ltd.	(3,500)	(191,841)
Minebea Co., Ltd.	(730,649)	(3,739,896)
Mitsubishi Corp.	(32,600)	(661,904)
Mitsubishi Gas Chemical Co., Inc.	(321,000)	(2,705,076)
Mitsubishi Logistics Corp.	(1,000)	(15,163)
Mitsubishi Motors Corp. †	(28,924)	(321,355)
Mitsui Chemicals, Inc.	(977,025)	(2,688,311)
Mitsui OSK Lines Ltd. †	(1,059,000)	(4,797,123)
Mizuho Financial Group, Inc.	(676,960)	(1,471,679)
Mori Seiki Co., Ltd.	(138,400)	(2,159,456)
Murata Manufacturing Co., Ltd.	(29,373)	(2,250,094)
Nabtesco Corp.	(200,603)	(4,902,757)
Nachi-Fujikoshi Corp.	(235,000)	(1,315,283)
NGK Insulators Ltd.	(234,000)	(3,565,088)
Nidec Corp.	(90,300)	(7,608,057)
Nikon Corp.	(240,695)	(4,219,107)
Nippon Electric Glass Co., Ltd.	(212,000)	(1,138,471)
Nippon Sheet Glass Co., Ltd. †	(1,581,236)	(2,037,822)
Nippon Steel & Sumitomo Metal Corp.	(790,071)	(2,691,012)
Nippon Yusen KK	(245,000)	(776,956)
Nissan Motor Co., Ltd.	(515,600)	(5,203,811)
Nissin Foods Holdings Co., Ltd.	(3,300)	(135,611)
Nitori Holdings Co., Ltd.	(30,850)	(2,825,101)
NOK Corp.	(46,900)	(732,477)
Nomura Research Institute Ltd.	(9,200)	(319,607)
NTN Corp. †	(1,438,402)	(6,526,474)
NTT Data Corp.	(18,300)	(619,344)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (18.9)% (continued)
Oji Holdings Corp.	(23,000)	$(108,142)
Oriental Land Co., Ltd.	(3,800)	(628,383)
OSAKA Titanium Technologies Co.	(7,600)	(163,528)
Rakuten, Inc.	(552,968)	(8,393,797)
Ricoh Co., Ltd.	(154,000)	(1,784,465)
Rinnai Corp.	(9,600)	(713,414)
Saizeriya Co., Ltd.	(5)	(67)
Sanken Electric Co., Ltd.	(8,000)	(41,003)
Sanrio Co., Ltd.	(11,600)	(715,007)
Sawai Pharmaceutical Co., Ltd.	(29,200)	(2,050,385)
Seven Bank Ltd.	(72)	(241)
Sharp Corp. †	(234,000)	(862,967)
Shikoku Electric Power Co., Inc. †	(297,573)	(5,068,707)
Shimadzu Corp.	(17,000)	(161,464)
Shimano, Inc.	(8,700)	(778,048)
Shiseido Co., Ltd.	(9,300)	(167,506)
Showa Denko KK	(154,000)	(209,328)
Showa Shell Sekiyu KK	(9,900)	(110,908)
SMC Corp.	(22,900)	(5,465,445)
Sojitz Corp.	(18,300)	(35,936)
Sony Corp.	(70,400)	(1,511,127)
Square Enix Holdings Co., Ltd.	(300)	(4,764)
Start Today Co., Ltd.	(104,364)	(2,947,933)
Sumco Corp.	(83,600)	(682,115)
Sumitomo Chemical Co., Ltd.	(1,603,362)	(6,135,235)
Sumitomo Corp.	(5,200)	(70,282)
Sumitomo Mitsui Trust Holdings, Inc.	(497,000)	(2,470,123)
Sumitomo Rubber Industries Ltd.	(28,200)	(436,489)
Suruga Bank Ltd.	(64,000)	(1,103,279)
Sysmex Corp.	(22,500)	(1,438,877)
Taiheiyo Cement Corp.	(2,050,923)	(8,968,406)
Taiyo Nippon Sanso Corp.	(338,680)	(2,276,518)
Takeda Pharmaceutical Co., Ltd.	(20,500)	(968,216)
TDK Corp.	(91,100)	(3,588,851)
Teijin Ltd.	(183,000)	(422,964)
Terumo Corp.	(83,300)	(4,288,306)
Toho Gas Co., Ltd.	(33,000)	(172,975)
Toho Titanium Co., Ltd.	(14,400)	(120,049)
Tokai Carbon Co., Ltd.	(318,000)	(1,106,139)

	SHARES	VALUE (Note 3)
Japan - (18.9)% (continued)
Tokuyama Corp.	(313,068)	$(1,227,815)
TonenGeneral Sekiyu KK	(36,000)	(332,995)
Toshiba Corp.	(559,398)	(2,521,045)
Toyota Industries Corp.	(28,900)	(1,251,374)
Toyota Motor Corp.	(29,700)	(1,904,885)
Trend Micro, Inc.	(7,200)	(269,054)
Tsumura & Co.	(45,700)	(1,341,491)
Unicharm Corp.	(20,700)	(1,211,388)
Yahoo Japan Corp.	(624,800)	(3,554,970)
Yakult Honsha Co., Ltd.	(12,968)	(651,091)
Yamada Denki Co., Ltd.	(1,728,070)	(5,111,338)
Yamaha Motor Co., Ltd.	(381,119)	(5,605,581)
Yaskawa Electric Corp.	(369,000)	(5,212,850)
Yokogawa Electric Corp.	(22,100)	(315,643)
Zeon Corp.	(47,000)	(602,767)

		(279,599,031)

Luxembourg - (0.8)%
ArcelorMittal	(808,227)	(11,081,309)
Oriflame Cosmetics SA SDR	(11,708)	(371,410)

		(11,452,719)

Mexico - (0.4)%
Cemex SAB de CV ADR (1)	(570,714)	(6,380,582)

Netherlands - (2.1)%
ASML Holding NV	(127,684)	(12,611,991)
CNH Industrial NV †	(56,123)	(719,778)
Fugro NV CVA	(131,231)	(8,000,539)
Koninklijke KPN NV †	(1,117,786)	(3,559,149)
Koninklijke Vopak NV	(14,333)	(821,413)
PostNL NV †	(374,376)	(1,619,235)
Randstad Holding NV	(31,666)	(1,786,012)
SBM Offshore NV †	(104,833)	(2,074,432)
Wolters Kluwer NV	(11,897)	(306,733)

		(31,499,282)

Norway - (0.5)%
Aker Solutions ASA	(114,163)	(1,603,086)
Marine Harvest ASA	(1,360,353)	(1,452,758)
Norsk Hydro ASA	(452,250)	(1,875,720)
Schibsted ASA	(9,735)	(501,926)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Norway - (0.5)% (continued)
Storebrand ASA †	(264,910)	$(1,468,260)
TGS Nopec Geophysical Co. ASA	(16,144)	(475,249)

		(7,376,999)

Spain - (1.0)%
Abertis Infraestructuras SA	(113,585)	(2,207,544)
Acciona SA	(32,799)	(1,869,857)
Amadeus IT Holding SA, A Shares	(16,523)	(585,859)
Mediaset Espana Comunicacion SA †	(104,156)	(1,199,702)
Obrascon Huarte Lain SA	(2,119)	(80,446)
Red Electrica Corp. SA	(37,392)	(2,128,376)
Telefonica SA	(420,482)	(6,536,860)

		(14,608,644)

Sweden - (2.1)%
Alfa Laval AB	(56,065)	(1,353,294)
Assa Abloy AB, Class B	(30,175)	(1,386,603)
Atlas Copco AB, A Shares	(80,556)	(2,359,851)
Elekta AB, B Shares	(255,450)	(4,118,794)
Getinge AB, B Shares	(14,775)	(528,226)
Hennes & Mauritz AB, B Shares	(56,903)	(2,472,235)
Hexagon AB, B Shares	(132,458)	(3,992,997)
Husqvarna AB, B Shares	(337,754)	(2,192,217)
Lundin Petroleum AB †	(40,265)	(866,979)
Modern Times Group AB, B Shares	(33,520)	(1,749,105)
Sandvik AB	(177,149)	(2,446,783)
Scania AB, B Shares	(37,947)	(813,521)
SKF AB, B Shares	(51,904)	(1,444,741)
SSAB AB, A Shares	(542,361)	(3,539,368)
Svenska Handelsbanken AB, A Shares	(27,358)	(1,170,502)
Volvo AB, B Shares	(59,330)	(889,053)

		(31,324,269)

Switzerland - (1.8)%
Adecco SA †	(686)	(48,937)
Cie Financiere Richemont SA	(15,128)	(1,515,762)
Clariant AG †	(134,270)	(2,267,414)
Credit Suisse Group AG †	(208,194)	(6,366,974)
Geberit AG †	(1,908)	(515,559)
Givaudan SA †	(706)	(1,031,875)
Holcim Ltd. †	(8,006)	(596,909)

	SHARES	VALUE (Note 3)
Switzerland - (1.8)% (continued)
Julius Baer Group Ltd. †	(66,545)	$(3,107,207)
Kuehne + Nagel International AG	(27,471)	(3,603,206)
Sonova Holding AG †	(32,770)	(4,078,026)
Swatch Group AG/The	(5,832)	(3,755,936)
Swisscom AG	(560)	(269,094)

		(27,156,899)

United Kingdom - (0.3)%
Subsea 7 SA	(197,148)	(4,099,647)

United States - (20.6)%
Alcoa, Inc. (1)	(46,744)	(379,561)
Alpha Natural Resources, Inc. (1)†	(16,840)	(100,366)
American Realty Capital Properties, Inc. REIT (1)	(72,521)	(884,756)
Amkor Technology, Inc. (1)†	(1,025,316)	(4,398,606)
Annaly Capital Management, Inc. REIT (1)	(1,346)	(15,587)
Archer-Daniels-Midland Co. (1)	(1,818)	(66,975)
Ares Capital Corp.	(19,538)	(337,812)
Avis Budget Group, Inc. (1)†	(490,754)	(14,148,438)
Chart Industries, Inc. (1)†	(30,650)	(3,771,176)
Ciena Corp. (1)†	(38,323)	(957,309)
Cobalt International Energy, Inc. (1)†	(8,575)	(213,174)
DDR Corp. REIT (1)	(74,859)	(1,176,035)
Dell, Inc. (1)	(22,200)	(305,694)
Digital Realty Trust, Inc. REIT (1)	(39,743)	(2,110,353)
Dominion Resources, Inc. (1)	(14,167)	(885,154)
DR Horton, Inc. (1)	(105,930)	(2,058,220)
Electronic Arts, Inc. (1)†	(32,563)	(831,985)
Equinix, Inc. (1)†	(51,193)	(9,401,594)
Exelixis, Inc. (1)†	(105,224)	(612,404)
Exterran Holdings, Inc. (1)†	(66,218)	(1,825,630)
Extra Space Storage, Inc. REIT (1)	(4,902)	(224,266)
General Cable Corp. (1)	(220,709)	(7,007,511)
General Motors Co. (1)†	(42,632)	(1,533,473)
Gilead Sciences, Inc. (1)†	(383,701)	(24,111,771)
Health Care REIT, Inc. REIT (1)	(73,998)	(4,615,995)
Hornbeck Offshore Services, Inc. (1)†	(46,408)	(2,665,675)
Host Hotels & Resorts, Inc. REIT (1)	(279,821)	(4,944,437)
JDS Uniphase Corp. (1)†	(128)	(1,883)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
United States - (20.6)% (continued)
JetBlue Airways Corp. (1)†	(62,450)	$(415,917)
L-3 Communications Holdings, Inc. (1)	(10,666)	(1,007,937)
Lennar Corp., Class A (1)	(429,394)	(15,200,548)
MGIC Investment Corp. (1)†	(352,176)	(2,563,841)
MGM Resorts International (1)†	(67,342)	(1,376,470)
Microchip Technology, Inc. (1)	(423,758)	(17,073,210)
Micron Technology, Inc. (1)†	(1,242,185)	(21,700,972)
Navistar International Corp. (1)†	(418)	(15,249)
NextEra Energy, Inc. (1)	(24,836)	(1,990,854)
Omnicare, Inc. (1)	(5,544)	(307,692)
PHH Corp. (1)†	(1,073,281)	(25,479,691)
PPL Corp. (1)	(13,839)	(420,429)
Prologis, Inc. REIT (1)	(247)	(9,292)
Radian Group, Inc. (1)	(755,592)	(10,525,397)
Regeneron Pharmaceuticals, Inc. (1)†	(76,400)	(23,903,268)
Ryman Hospitality Properties, Inc. REIT (1)	(125,524)	(4,331,833)
Salesforce.com, Inc. (1)†	(228,590)	(11,866,107)
Sirius XM Radio, Inc. (1)	(3,446,837)	(13,339,259)
SL Green Realty Corp. REIT (1)	(44,155)	(3,922,730)
Standard Pacific Corp. (1)†	(184,907)	(1,462,614)
Stillwater Mining Co. (1)†	(12,583)	(138,539)
SunPower Corp. (1)†	(42,699)	(1,117,006)
Swift Transportation Co. (1)†	(29,808)	(601,823)
Tesla Motors, Inc. (1)†	(4,337)	(838,863)
Theravance, Inc. (1)†	(10,995)	(449,586)
Tyson Foods, Inc., Class A (1)	(229,534)	(6,491,222)
United States Steel Corp. (1)	(4,918)	(101,262)
VeriSign, Inc. (1)†	(528,741)	(26,907,629)
Vishay Intertechnology, Inc. (1)†	(164,199)	(2,116,525)
Web.com Group, Inc. (1)†	(19,271)	(623,224)
Xilinx, Inc. (1)	(409,079)	(19,169,442)

		(305,054,271)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $710,969,998)		(839,690,020)

	SHARES	VALUE (Note 3)
PREFERRED STOCKS - (0.2)%

Germany - (0.2)%
Volkswagen AG (proceeds $2,048,389)	(9,954)	$(2,346,966)

EXCHANGE TRADED FUNDS - (0.1)%
SPDR S&P 500 ETF Trust (1) (proceeds $1,142,109)	(6,669)	(1,121,059)

RIGHTS - 0.0%(b)
Abertis Infraestructuras SA† (proceeds $–)	(113,585)	(110,484)

	PRINCIPAL AMOUNT(000’S)
U.S. TREASURY OBLIGATIONS - (0.1)%
U.S. Treasury Note, 0.250%, 10/15/15(i) (proceeds $1,326,917)	(1,333)	(1,330,501)

TOTAL SECURITIES SOLD SHORT (proceeds $715,487,413)		(844,599,030)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 56.6% (Cost $789,590,490)		837,752,293

OTHER ASSETS IN EXCESS OF LIABILITIES - 43.4% (j)		642,351,231

NET ASSETS - 100.0%		$1,480,103,524

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$12,402,240	0.8%
Consumer Staples	49,357,819	3 .4
Energy	(6,984,623)	(0 .5)
Exchange Traded Fund	(1,121,059)	(0 .1)
Financials	72,771,075	5 .0
Health Care	27,903,688	1 .9
Industrials	46,054,983	3 .1
Information Technology	1,605,605	0 .1
Materials	5,193,832	0 .4
Telecommunication Services	19,709,724	1 .3
Utilities	33,722,280	2 .3
Money Market Funds	519,437,161	35 .1
Other Investments	57,699,568	3 .8

Total Investments	837,752,293	56 .6
Other Assets in Excess of Liabilities (j)	642,351,231	43 .4

Net Assets	$1,480,103,524	100.0%

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2013, the value of these securities was $429,187,867. In addition, $585,553,071 of cash collateral was pledged.
(b)	Represents less than 0.05 percent of net assets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Defaulted security.
(e)	Security fair valued as of September 30, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $2,218,160 or 0.1% of total net assets.
(f)	Represents a step bond. The rate shown reflects the yield at September 30, 2013.
(g)	Represents annualized seven-day yield as of September 30, 2013.
(h)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(i)	The rate shown is the effective yield at the date of purchase.
(j)	Includes appreciation/depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CVA - Dutch Certification

EUR - Euro

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SDR - Special Drawing Rights

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts sell protection as of September 30, 2013:

Exchange Cleared

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Markit CDX North America High Yield Index Series 21	5.000%	USD	0.399%	30,205,000	$1,325,664	12/20/2018	$95,093
CitiBank	Markit CDX North America High Yield Index Series 20	5.000%	USD	3.592%	1,945,000	80,557	06/20/2018	36,157

						$1,406,221		$131,250

Credit default swap contracts buy protection as of September 30, 2013:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Markit CDX North America High Yield Index Series 21	5.000%	USD	0.399%	7,325,000	$(321,486)	12/20/2018	$(10,174)

Cash held as collateral with CitiBank was $696,109 at September 30, 2013.

Open written options contracts outstanding at September 30, 2013:

Call options written

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
1,432	Sprint Nextel Corp. (Exercise price $10)(3)	J.P. Morgan	January 18, 2014	$(10,238)	$(1,432)	$8,806

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Japanese Government Bond Futures	12/11/2013	JPY	4,171,122,900	$84,048
Morgan Stanley and Co., International PLC	Bovespa Index	10/16/2013	BRL	(42,319,638)	(447,656)
Deutsche Bank	Brent Crude Futures	12/14/2013	USD	4,310,400	(13,200)
Bank of America	Canadian 10-Year Bond Futures	12/18/2013	CAD	(13,940,926)	(186,964)
Deutsche Bank	Corn Futures	12/13/2013	USD	1,805,000	(39,000)
Barclays Capital	Corn Futures	12/13/2013	USD	(6,426,693)	356,068
Bank of America	Euro - Bobl Futures	12/6/2013	EUR	9,824,843	8,003
Bank of America	Euro - Bund Futures	12/6/2013	EUR	85,800,170	1,776,978
Bank of America	Euro - SCHATZ Futures	12/6/2013	EUR	(15,976,941)	(41,838)
Bank of America	Euro-Buxl 30-Year Bond Futures	12/6/2013	EUR	(11,979,693)	(264,375)
Deutsche Bank	Gas Oil Futures	11/12/2013	USD	1,927,800	(12,600)
Deutsche Bank	Gasoline RBOB Futures	10/31/2013	USD	118,650	(8,266)
Merrill Lynch	Gold 100 OZ Futures	12/27/2013	USD	(892,430)	(36,470)
Morgan Stanley and Co., International PLC	H-SHARES Index Futures	10/30/2013	HKD	105,629,647	(360,575)
Barclays Capital	Lean Hogs Futures	12/13/2013	USD	5,454,013	(48,613)
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	(913,875)	(6,000)
Barclays Capital	LME Copper Futures	12/16/2013	USD	(360,913)	(4,187)
Barclays Capital	LME Nickel Futures	12/16/2013	USD	(578,592)	(7,161)
Bank of America	Long Gilt Futures	12/27/2013	GBP	(90,670,174)	(3,203,693)
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index Futures	10/30/2013	USD	86,440	(310)
Deutsche Bank	Natural Gas Swap Futures	11/29/2013	USD	(6,322,843)	92,843
Deutsche Bank	NY Harbor ULSD Futures	10/31/2013	USD	(3,246,629)	1,751
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	12/16/2013	USD	20,727,287	462,540
Merrill Lynch	Silver Futures	12/27/2013	USD	(431,680)	(2,480)
Deutsche Bank	Soybean Futures	11/14/2013	USD	2,209,150	(28,475)
Barclays Capital	Soybean Futures	11/14/2013	USD	9,232,440	(280,193)
Barclays Capital	Soybean Futures	11/14/2013	USD	(11,269,178)	(104,755)
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	(2,329,691)	307,571
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	12/20/2013	CHF	(34,573,684)	97,320
Bank of America	U.S. Long Bond Futures	12/19/2013	USD	(11,145,829)	(191,046)
Bank of America	U.S. Treasury 10-Year Note Futures	12/19/2013	USD	213,697,074	3,315,630
Bank of America	U.S. Treasury 2-Year Note Futures	12/31/2013	USD	53,727,279	17,533
Bank of America	U.S. Treasury 5-Year Note Futures	12/31/2013	USD	(9,335,937)	(105,719)
Barclays Capital	Wheat Futures	12/13/2013	USD	(2,698,806)	(150,894)
Deutsche Bank	WTI Crude Oil Futures	11/22/2013	USD	20,940,490	(1,190,800)

					$(214,985)

Money Market is pledged as collateral to brokers for total return swap contracts in the amount of $29,328,686. Additional cash held as collateral for Bank of America was $770,000.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Open futures contracts outstanding at September 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
180	Goldman Sachs	Cocoa Futures	December 13, 2013	$4,557,313	$4,752,000	$194,687
42	Goldman Sachs	Cotton No. 2 Futures	December 6, 2013	1,834,723	1,831,410	(3,313)
18	Goldman Sachs	Gold 100 OZ Futures	December 27, 2013	2,383,234	2,388,601	5,367
47	Goldman Sachs	Lean Hogs Futures	December 13, 2013	1,642,615	1,628,550	(14,065)
17	J. P. Morgan	LME Aluminum Futures	October 23, 2013	784,652	769,250	(15,402)
16	J. P. Morgan	LME Aluminum Futures	October 24, 2013	735,919	724,216	(11,703)
15	J. P. Morgan	LME Aluminum Futures	October 25, 2013	689,898	679,151	(10,747)
11	J. P. Morgan	LME Aluminum Futures	October 30, 2013	490,898	498,781	7,883
20	J. P. Morgan	LME Aluminum Futures	October 31, 2013	887,917	907,145	19,228
3	J. P. Morgan	LME Aluminum Futures	November 1, 2013	137,106	136,111	(995)
1	J. P. Morgan	LME Aluminum Futures	November 6, 2013	45,033	45,437	404
3	J. P. Morgan	LME Aluminum Futures	November 7, 2013	133,806	136,353	2,547
6	J. P. Morgan	LME Aluminum Futures	November 8, 2013	274,550	272,786	(1,764)
11	J. P. Morgan	LME Aluminum Futures	November 12, 2013	517,636	500,695	(16,941)
21	J. P. Morgan	LME Aluminum Futures	November 13, 2013	990,872	956,156	(34,716)
9	J. P. Morgan	LME Aluminum Futures	November 14, 2013	422,327	409,903	(12,424)
24	J. P. Morgan	LME Aluminum Futures	November 15, 2013	1,143,157	1,093,392	(49,765)
17	J. P. Morgan	LME Aluminum Futures	November 19, 2013	824,936	775,396	(49,540)
9	J. P. Morgan	LME Aluminum Futures	November 20, 2013	427,578	410,625	(16,953)
3	J. P. Morgan	LME Aluminum Futures	November 21, 2013	143,267	136,915	(6,352)
33	J. P. Morgan	LME Aluminum Futures	November 29, 2013	1,513,769	1,509,536	(4,233)
21	J. P. Morgan	LME Aluminum Futures	December 5, 2013	940,581	962,272	21,691
22	J. P. Morgan	LME Aluminum Futures	December 6, 2013	998,296	1,008,387	10,091
23	J. P. Morgan	LME Aluminum Futures	December 9, 2013	1,043,098	1,055,131	12,033
9	J. P. Morgan	LME Aluminum Futures	December 10, 2013	404,794	412,997	8,203
11	J. P. Morgan	LME Aluminum Futures	December 11, 2013	497,498	504,917	7,419
1	J. P. Morgan	LME Aluminum Futures	December 12, 2013	45,002	45,915	913
24	J. P. Morgan	LME Aluminum Futures	December 16, 2013	1,090,687	1,103,850	13,163
8	J. P. Morgan	LME Aluminum Futures	December 17, 2013	356,017	367,844	11,827
11	J. P. Morgan	LME Aluminum Futures	December 24, 2013	496,397	506,655	10,258
5	J. P. Morgan	LME Aluminum Futures	December 27, 2013	228,157	230,461	2,304
8	J. P. Morgan	LME Aluminum Futures	December 30, 2013	369,113	369,000	(113)
15	J. P. Morgan	LME Copper Futures	October 11, 2013	2,631,490	2,732,678	101,188
4	J. P. Morgan	LME Copper Futures	October 15, 2013	693,614	728,669	35,055

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
7	J. P. Morgan	LME Copper Futures	October 17, 2013	$1,214,371	$1,275,148	$60,777
1	J. P. Morgan	LME Copper Futures	October 18, 2013	172,145	182,172	10,027
5	J. P. Morgan	LME Copper Futures	October 22, 2013	874,679	911,014	36,335
11	J. P. Morgan	LME Copper Futures	October 23, 2013	1,923,491	2,004,316	80,825
10	J. P. Morgan	LME Copper Futures	October 24, 2013	1,765,224	1,822,182	56,958
16	J. P. Morgan	LME Copper Futures	October 25, 2013	2,797,246	2,915,620	118,374
3	J. P. Morgan	LME Copper Futures	November 1, 2013	528,006	546,841	18,835
7	J. P. Morgan	LME Copper Futures	November 7, 2013	1,219,726	1,276,289	56,563
1	J. P. Morgan	LME Copper Futures	November 8, 2013	179,425	182,335	2,910
5	J. P. Morgan	LME Copper Futures	November 14, 2013	913,448	911,908	(1,540)
2	J. P. Morgan	LME Copper Futures	November 15, 2013	367,318	364,779	(2,539)
4	J. P. Morgan	LME Copper Futures	November 19, 2013	735,798	729,550	(6,248)
2	J. P. Morgan	LME Copper Futures	November 20, 2013	363,591	364,725	1,134
29	J. P. Morgan	LME Copper Futures	November 22, 2013	5,350,560	5,288,940	(61,620)
19	J. P. Morgan	LME Copper Futures	November 27, 2013	3,467,539	3,465,870	(1,669)
10	J. P. Morgan	LME Copper Futures	November 29, 2013	1,813,118	1,824,292	11,174
8	J. P. Morgan	LME Copper Futures	December 5, 2013	1,427,117	1,459,788	32,671
5	J. P. Morgan	LME Copper Futures	December 12, 2013	883,383	912,628	29,245
29	J. P. Morgan	LME Copper Futures	December 16, 2013	5,266,754	5,293,950	27,196
1	J. P. Morgan	LME Copper Futures	December 17, 2013	177,427	182,562	5,135
18	J. P. Morgan	LME Copper Futures	December 19, 2013	3,301,573	3,285,562	(16,011)
1	J. P. Morgan	LME Copper Futures	December 24, 2013	179,616	182,528	2,912
5	J. P. Morgan	LME Copper Futures	December 30, 2013	914,571	912,750	(1,821)
4	J. P. Morgan	LME Nickel Futures	October 25, 2013	342,414	333,658	(8,756)
5	J. P. Morgan	LME Nickel Futures	November 12, 2013	447,298	417,490	(29,808)
5	J. P. Morgan	LME Nickel Futures	November 13, 2013	446,620	417,513	(29,107)
4	J. P. Morgan	LME Nickel Futures	November 14, 2013	355,617	334,029	(21,588)
4	J. P. Morgan	LME Nickel Futures	November 15, 2013	356,374	334,047	(22,327)
3	J. P. Morgan	LME Nickel Futures	November 19, 2013	267,212	250,591	(16,621)
2	J. P. Morgan	LME Nickel Futures	November 20, 2013	175,986	167,070	(8,916)
3	J. P. Morgan	LME Nickel Futures	December 5, 2013	246,102	250,836	4,734
4	J. P. Morgan	LME Nickel Futures	December 6, 2013	336,008	334,469	(1,539)
4	J. P. Morgan	LME Nickel Futures	December 9, 2013	334,208	334,531	323
3	J. P. Morgan	LME Nickel Futures	December 11, 2013	247,506	250,929	3,423
1	J. P. Morgan	LME Nickel Futures	December 12, 2013	82,322	83,648	1,326
11	J. P. Morgan	LME Zinc Futures	October 11, 2013	521,715	518,586	(3,129)
12	J. P. Morgan	LME Zinc Futures	October 15, 2013	567,786	566,265	(1,521)
3	J. P. Morgan	LME Zinc Futures	October 16, 2013	142,236	141,600	(636)
10	J. P. Morgan	LME Zinc Futures	November 1, 2013	466,271	473,743	7,472

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
9	J. P. Morgan	LME Zinc Futures	November 13, 2013	$438,041	$427,545	$(10,496)
8	J. P. Morgan	LME Zinc Futures	November 14, 2013	387,411	380,128	(7,283)
18	J. P. Morgan	LME Zinc Futures	November 15, 2013	886,106	855,481	(30,625)
9	J. P. Morgan	LME Zinc Futures	November 19, 2013	449,047	428,132	(20,915)
10	J. P. Morgan	LME Zinc Futures	November 20, 2013	491,583	475,812	(15,771)
9	J. P. Morgan	LME Zinc Futures	November 21, 2013	445,433	428,324	(17,109)
5	J. P. Morgan	LME Zinc Futures	November 22, 2013	247,338	238,009	(9,329)
11	J. P. Morgan	LME Zinc Futures	December 5, 2013	516,198	525,088	8,890
10	J. P. Morgan	LME Zinc Futures	December 6, 2013	474,521	477,455	2,934
10	J. P. Morgan	LME Zinc Futures	December 9, 2013	472,521	477,763	5,242
9	J. P. Morgan	LME Zinc Futures	December 10, 2013	421,669	430,079	8,410
9	J. P. Morgan	LME Zinc Futures	December 11, 2013	423,356	430,173	6,817
11	J. P. Morgan	LME Zinc Futures	December 12, 2013	513,998	525,880	11,882
11	J. P. Morgan	LME Zinc Futures	December 16, 2013	526,323	526,556	233
13	J. P. Morgan	LME Zinc Futures	December 17, 2013	605,015	622,161	17,146
13	J. P. Morgan	LME Zinc Futures	December 19, 2013	615,658	622,381	6,723
100	Goldman Sachs	Soybean Futures	November 14, 2013	6,657,112	6,413,750	(243,362)
80	Goldman Sachs	Soybean Meal Futures	December 13, 2013	3,415,798	3,243,200	(172,598)
827	Barclays Capital	CAC40 10 Euro Futures	October 18, 2013	46,437,899	46,385,736	(52,163)
51	Barclays Capital	DAX Index Futures	December 20, 2013	14,861,973	14,815,026	(46,947)
137	Barclays Capital	DJIA Mini E-CBOT Futures	December 20, 2013	10,566,019	10,306,510	(259,509)
824	Barclays Capital	Euro Stoxx 50 Index	December 20, 2013	32,184,710	32,093,606	(91,104)
285	Barclays Capital	FTSE 100 Index Futures	December 20, 2013	30,236,281	29,664,845	(571,436)
338	J. P. Morgan	FTSE/JSE Top 40 Index Futures	December 19, 2013	13,277,141	13,380,966	103,825
64	Barclays Capital	Hang Seng Index Futures	October 30, 2013	9,566,285	9,441,277	(125,008)
228	Barclays Capital	H-SHARES Index Futures	October 30, 2013	15,620,272	15,190,887	(429,385)
104	Barclays Capital	IBEX 35 Index Futures	October 18, 2013	12,598,826	12,852,053	253,227
80	Barclays Capital	MSCI Singapore Index Futures	October 30, 2013	4,675,063	4,615,520	(59,543)
113	Barclays Capital	MSCI Taiwan Stock Index Futures	October 30, 2013	3,300,638	3,244,230	(56,408)
157	Barclays Capital	NASDAQ 100 E-Mini Futures	December 20, 2013	9,952,669	10,076,260	123,591
66	Barclays Capital	S&P MID 400 E-Mini Futures	December 20, 2013	8,119,554	8,187,960	68,406
86	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	December 19, 2013	12,188,543	12,198,048	9,505
49	Barclays Capital	SPI 200 Index Futures	December 19, 2013	6,001,045	5,968,857	(32,188)
344	Barclays Capital	TOPIX Index Futures	December 12, 2013	41,516,133	41,873,544	357,411
307	J. P. Morgan	3-Month Euro Euribor Futures	March 17, 2014	103,488,218	103,493,786	5,568
115	J. P. Morgan	3-Month Euro Euribor Futures	December 15, 2014	38,696,986	38,705,800	8,814
111	J. P. Morgan	3-Month Euro Euribor Futures	March 16, 2015	37,320,359	37,331,354	10,995
95	J. P. Morgan	3-Month Euro Euribor Futures	June 15, 2015	31,915,130	31,919,735	4,605

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
83	J. P. Morgan	3-Month Euro Euribor Futures	September 14, 2015	$27,854,374	$27,858,293	$3,919
3,069	J. P. Morgan	90-Day EURODollar Futures	March 17, 2014	764,331,537	764,756,438	424,901
1,684	J. P. Morgan	90-Day EURODollar Futures	June 16, 2014	418,996,928	419,463,350	466,422
992	J. P. Morgan	90-Day EURODollar Futures	September 15, 2014	246,454,175	246,946,000	491,825
196	J. P. Morgan	90-Day EURODollar Futures	December 15, 2014	48,734,202	48,750,100	15,898
149	J. P. Morgan	90-Day EURODollar Futures	March 16, 2015	37,003,267	37,019,050	15,783
119	J. P. Morgan	90-Day EURODollar Futures	June 15, 2015	29,509,047	29,522,412	13,365
67	J. P. Morgan	90-Day EURODollar Futures	September 14, 2015	16,582,024	16,589,200	7,176
107	J. P. Morgan	Canadian 3-Month Bank Acceptance Futures	June 16, 2014	25,623,463	25,624,217	754

				2,187,147,640	2,187,898,916	751,276

Short Contracts:
146	Goldman Sachs	Coffee ‘C’ Futures	December 18, 2013	$(6,680,912)	$(6,225,075)	$455,837
799	Goldman Sachs	Corn Futures	December 13, 2013	(18,591,570)	(17,637,925)	953,645
17	J. P. Morgan	LME Aluminum Futures	October 23, 2013	(783,452)	(769,250)	14,202
16	J. P. Morgan	LME Aluminum Futures	October 24, 2013	(739,967)	(724,216)	15,751
15	J. P. Morgan	LME Aluminum Futures	October 25, 2013	(690,719)	(679,151)	11,568
11	J. P. Morgan	LME Aluminum Futures	October 30, 2013	(493,524)	(498,782)	(5,258)
20	J. P. Morgan	LME Aluminum Futures	October 31, 2013	(890,794)	(907,145)	(16,351)
3	J. P. Morgan	LME Aluminum Futures	November 1, 2013	(135,815)	(136,111)	(296)
1	J. P. Morgan	LME Aluminum Futures	November 6, 2013	(44,910)	(45,437)	(527)
3	J. P. Morgan	LME Aluminum Futures	November 7, 2013	(133,923)	(136,353)	(2,430)
6	J. P. Morgan	LME Aluminum Futures	November 8, 2013	(272,728)	(272,786)	(58)
11	J. P. Morgan	LME Aluminum Futures	November 12, 2013	(517,871)	(500,695)	17,176
21	J. P. Morgan	LME Aluminum Futures	November 13, 2013	(991,681)	(956,156)	35,525
9	J. P. Morgan	LME Aluminum Futures	November 14, 2013	(422,531)	(409,902)	12,629
24	J. P. Morgan	LME Aluminum Futures	November 15, 2013	(1,146,625)	(1,093,392)	53,233
17	J. P. Morgan	LME Aluminum Futures	November 19, 2013	(824,465)	(775,396)	49,069
9	J. P. Morgan	LME Aluminum Futures	November 20, 2013	(429,506)	(410,625)	18,881
3	J. P. Morgan	LME Aluminum Futures	November 21, 2013	(142,475)	(136,915)	5,560
33	J. P. Morgan	LME Aluminum Futures	November 29, 2013	(1,514,142)	(1,509,536)	4,606
21	J. P. Morgan	LME Aluminum Futures	December 5, 2013	(942,134)	(962,273)	(20,139)
22	J. P. Morgan	LME Aluminum Futures	December 6, 2013	(997,732)	(1,008,386)	(10,654)
23	J. P. Morgan	LME Aluminum Futures	December 9, 2013	(1,043,993)	(1,055,131)	(11,138)
9	J. P. Morgan	LME Aluminum Futures	December 10, 2013	(404,473)	(412,997)	(8,524)
11	J. P. Morgan	LME Aluminum Futures	December 11, 2013	(496,048)	(504,916)	(8,868)
1	J. P. Morgan	LME Aluminum Futures	December 12, 2013	(44,937)	(45,915)	(978)
176	J. P. Morgan	LME Aluminum Futures	December 16, 2013	(7,989,165)	(8,094,900)	(105,735)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
8	J. P. Morgan	LME Aluminum Futures	December 17, 2013	$(356,761)	$(367,844)	$(11,083)
11	J. P. Morgan	LME Aluminum Futures	December 24, 2013	(495,952)	(506,654)	(10,702)
5	J. P. Morgan	LME Aluminum Futures	December 27, 2013	(228,083)	(230,461)	(2,378)
8	J. P. Morgan	LME Aluminum Futures	December 30, 2013	(368,683)	(369,000)	(317)
15	J. P. Morgan	LME Copper Futures	October 11, 2013	(2,634,344)	(2,732,678)	(98,334)
4	J. P. Morgan	LME Copper Futures	October 15, 2013	(691,292)	(728,669)	(37,377)
7	J. P. Morgan	LME Copper Futures	October 17, 2013	(1,215,098)	(1,275,148)	(60,050)
1	J. P. Morgan	LME Copper Futures	October 18, 2013	(171,873)	(182,172)	(10,299)
5	J. P. Morgan	LME Copper Futures	October 22, 2013	(873,615)	(911,014)	(37,399)
11	J. P. Morgan	LME Copper Futures	October 23, 2013	(1,929,102)	(2,004,315)	(75,213)
10	J. P. Morgan	LME Copper Futures	October 24, 2013	(1,778,729)	(1,822,182)	(43,453)
16	J. P. Morgan	LME Copper Futures	October 25, 2013	(2,799,967)	(2,915,620)	(115,653)
3	J. P. Morgan	LME Copper Futures	November 1, 2013	(520,219)	(546,841)	(26,622)
7	J. P. Morgan	LME Copper Futures	November 7, 2013	(1,221,485)	(1,276,289)	(54,804)
1	J. P. Morgan	LME Copper Futures	November 8, 2013	(179,398)	(182,335)	(2,937)
5	J. P. Morgan	LME Copper Futures	November 14, 2013	(912,466)	(911,908)	558
2	J. P. Morgan	LME Copper Futures	November 15, 2013	(367,208)	(364,778)	2,430
4	J. P. Morgan	LME Copper Futures	November 19, 2013	(734,942)	(729,550)	5,392
2	J. P. Morgan	LME Copper Futures	November 20, 2013	(363,621)	(364,725)	(1,104)
29	J. P. Morgan	LME Copper Futures	November 22, 2013	(5,332,429)	(5,288,940)	43,489
19	J. P. Morgan	LME Copper Futures	November 27, 2013	(3,479,152)	(3,465,871)	13,281
10	J. P. Morgan	LME Copper Futures	November 29, 2013	(1,811,362)	(1,824,292)	(12,930)
8	J. P. Morgan	LME Copper Futures	December 5, 2013	(1,425,440)	(1,459,788)	(34,348)
5	J. P. Morgan	LME Copper Futures	December 12, 2013	(880,490)	(912,628)	(32,138)
84	J. P. Morgan	LME Copper Futures	December 16, 2013	(15,112,324)	(15,334,200)	(221,876)
1	J. P. Morgan	LME Copper Futures	December 17, 2013	(177,470)	(182,562)	(5,092)
18	J. P. Morgan	LME Copper Futures	December 19, 2013	(3,294,863)	(3,285,563)	9,300
1	J. P. Morgan	LME Copper Futures	December 24, 2013	(178,923)	(182,528)	(3,605)
5	J. P. Morgan	LME Copper Futures	December 30, 2013	(911,552)	(912,750)	(1,198)
4	J. P. Morgan	LME Nickel Futures	October 25, 2013	(341,245)	(333,659)	7,586
5	J. P. Morgan	LME Nickel Futures	November 12, 2013	(445,310)	(417,490)	27,820
5	J. P. Morgan	LME Nickel Futures	November 13, 2013	(445,910)	(417,513)	28,397
4	J. P. Morgan	LME Nickel Futures	November 14, 2013	(356,392)	(334,029)	22,363
4	J. P. Morgan	LME Nickel Futures	November 15, 2013	(355,888)	(334,048)	21,840
3	J. P. Morgan	LME Nickel Futures	November 19, 2013	(267,312)	(250,591)	16,721
2	J. P. Morgan	LME Nickel Futures	November 20, 2013	(176,276)	(167,070)	9,206
3	J. P. Morgan	LME Nickel Futures	December 5, 2013	(246,251)	(250,837)	(4,586)
4	J. P. Morgan	LME Nickel Futures	December 6, 2013	(334,316)	(334,469)	(153)
4	J. P. Morgan	LME Nickel Futures	December 9, 2013	(333,947)	(334,531)	(584)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	J. P. Morgan	LME Nickel Futures	December 11, 2013	$(247,564)	$(250,929)	$(3,365)
1	J. P. Morgan	LME Nickel Futures	December 12, 2013	(82,336)	(83,648)	(1,312)
42	J. P. Morgan	LME Nickel Futures	December 16, 2013	(3,466,899)	(3,514,518)	(47,619)
11	J. P. Morgan	LME Zinc Futures	October 11, 2013	(521,146)	(518,587)	2,559
12	J. P. Morgan	LME Zinc Futures	October 15, 2013	(569,975)	(566,265)	3,710
3	J. P. Morgan	LME Zinc Futures	October 16, 2013	(140,806)	(141,600)	(794)
10	J. P. Morgan	LME Zinc Futures	November 1, 2013	(462,663)	(473,742)	(11,079)
9	J. P. Morgan	LME Zinc Futures	November 13, 2013	(438,675)	(427,545)	11,130
8	J. P. Morgan	LME Zinc Futures	November 14, 2013	(387,533)	(380,128)	7,405
18	J. P. Morgan	LME Zinc Futures	November 15, 2013	(887,363)	(855,482)	31,881
9	J. P. Morgan	LME Zinc Futures	November 19, 2013	(449,981)	(428,132)	21,849
10	J. P. Morgan	LME Zinc Futures	November 20, 2013	(494,104)	(475,812)	18,292
9	J. P. Morgan	LME Zinc Futures	November 21, 2013	(445,481)	(428,323)	17,158
5	J. P. Morgan	LME Zinc Futures	November 22, 2013	(248,990)	(238,009)	10,981
11	J. P. Morgan	LME Zinc Futures	December 5, 2013	(516,530)	(525,087)	(8,557)
10	J. P. Morgan	LME Zinc Futures	December 6, 2013	(473,542)	(477,455)	(3,913)
10	J. P. Morgan	LME Zinc Futures	December 9, 2013	(473,084)	(477,762)	(4,678)
9	J. P. Morgan	LME Zinc Futures	December 10, 2013	(422,276)	(430,079)	(7,803)
9	J. P. Morgan	LME Zinc Futures	December 11, 2013	(423,034)	(430,173)	(7,139)
11	J. P. Morgan	LME Zinc Futures	December 12, 2013	(513,462)	(525,880)	(12,418)
86	J. P. Morgan	LME Zinc Futures	December 16, 2013	(4,046,591)	(4,116,712)	(70,121)
13	J. P. Morgan	LME Zinc Futures	December 17, 2013	(605,281)	(622,161)	(16,880)
13	J. P. Morgan	LME Zinc Futures	December 19, 2013	(616,219)	(622,381)	(6,162)
32	Goldman Sachs	Silver Futures	December 27, 2013	(3,545,890)	(3,473,280)	72,610
293	Goldman Sachs	Soybean Oil Futures	December 13, 2013	(7,979,954)	(7,225,380)	754,574
447	Goldman Sachs	Sugar #11 (World Markets) Futures	February 28, 2014	(8,827,512)	(9,081,609)	(254,097)
313	Goldman Sachs	Wheat Futures	December 13, 2013	(10,034,043)	(10,618,525)	(584,482)
283	Barclays Capital	Amsterdam Index Futures	October 18, 2013	(29,112,465)	(28,721,898)	390,567
1,061	Barclays Capital	E-Mini Russell 2000 Futures	December 20, 2013	(111,888,418)	(113,675,540)	(1,787,122)
152	Barclays Capital	FTSE/MIB Index Futures	December 20, 2013	(18,064,567)	(17,908,595)	155,972
168	Barclays Capital	KOSPI Index 200 Futures	December 12, 2013	(20,555,644)	(20,560,821)	(5,177)
1,464	Barclays Capital	MSCI Emerging Markets E-Mini Futures	December 20, 2013	(73,542,649)	(71,933,640)	1,609,009
2,606	Barclays Capital	S&P 500 E-Mini Futures	December 20, 2013	(220,772,913)	(218,161,290)	2,611,623
1,575	Barclays Capital	SGX S&P CNX Nifty Index Futures	October 31, 2013	(18,736,867)	(18,161,325)	575,542
34	J. P. Morgan	10-Year Japanese Government Bond	December 11, 2013	(49,458,191)	(49,850,756)	(392,565)
288	J. P. Morgan	3-Month Euro Euribor Futures	June 16, 2014	(96,968,961)	(97,044,801)	(75,840)
366	J. P. Morgan	3-Month Euro Euribor Futures	September 15, 2014	(123,113,689)	(123,265,875)	(152,186)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2,727	J. P. Morgan	90-Day Sterling Futures	March 19, 2014	$(548,625,143)	$(548,641,850)	$(16,707)
999	J. P. Morgan	90-Day Sterling Futures	June 18, 2014	(200,750,813)	(200,856,204)	(105,391)
377	J. P. Morgan	90-Day Sterling Futures	September 17, 2014	(75,628,002)	(75,733,741)	(105,739)
108	J. P. Morgan	90-Day Sterling Futures	December 17, 2014	(21,656,274)	(21,673,752)	(17,478)
157	J. P. Morgan	90-Day Sterling Futures	March 18, 2015	(31,448,496)	(31,470,677)	(22,181)
196	J. P. Morgan	90-Day Sterling Futures	June 17, 2015	(39,206,396)	(39,228,740)	(22,344)
228	J. P. Morgan	90-Day Sterling Futures	September 16, 2015	(45,439,345)	(45,550,382)	(111,037)
1,730	J. P. Morgan	Australia 10-Year Bond Futures	December 16, 2013	(186,270,335)	(189,820,517)	(3,550,182)
393	J. P. Morgan	Australia 3-Year Bond Futures	December 16, 2013	(39,591,485)	(39,950,148)	(358,663)
189	J. P. Morgan	Canadian 3-Month Bank Acceptance Futures	March 17, 2014	(45,246,673)	(45,284,403)	(37,730)
127	J. P. Morgan	Canadian 3-Month Bank Acceptance Futures	September 15, 2014	(30,329,559)	(30,389,131)	(59,572)
94	J. P. Morgan	Euro CHF 3-Month LIFFE Futures	March 17, 2014	(25,968,459)	(25,977,719)	(9,260)
81	J. P. Morgan	Euro CHF 3-Month LIFFE Futures	June 16, 2014	(22,371,486)	(22,382,816)	(11,330)
12	J. P. Morgan	Mini Japanese 10-Year Treasury Bond	December 10, 2013	(1,745,396)	(1,759,439)	(14,043)
9	J. P. Morgan	U.S. Treasury 2-Year Note Futures	December 31, 2013	(1,977,171)	(1,982,391)	(5,220)
7	J. P. Morgan	U.S. Treasury 5-Year Note Futures	December 31, 2013	(838,644)	(847,328)	(8,684)

				(2,227,744,757)	(2,228,597,891)	(853,134)

				$(40,597,117)	$(40,698,975)	$(101,858)

Cash held as collateral with Barclays for futures contracts was $40,658,455 at September 30, 2013. Cash held as collateral with J.P. Morgan for futures contracts was $15,614,867 at September 30, 2013. Cash held as collateral with Goldman Sachs for futures contracts was $6,002,117 at September 30, 2013.

Forward foreign currency exchange contracts outstanding as of September 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	AUD	66,230,000	$61,430,595	$61,472,420	$41,825
Brazilian Real, Expiring 12/18/13*	The Royal Bank of Scotland	BRL	25,400,000	11,243,922	11,260,548	16,626
Canadian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	CAD	97,546,000	93,738,033	94,514,676	776,643
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	25,432,000	27,758,997	28,140,749	381,752
Chilean Peso, Expiring 12/18/13*	The Royal Bank of Scotland	CLP	729,899,000	1,446,360	1,430,312	(16,048)
Columbian Peso, Expiring 12/18/13*	The Royal Bank of Scotland	COP	2,300,000,000	1,206,034	1,198,272	(7,762)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Czech Republic Koruna, Expiring 12/18/13	Credit Suisse International	CZK	21,500,000	$1,130,182	$1,132,824	$2,642
Czech Republic Koruna, Expiring 12/18/13	The Royal Bank of Scotland	CZK	97,554,000	5,048,846	5,140,072	91,226
Danish Krone, Expiring 12/18/13	The Royal Bank of Scotland	DKK	3,122,000	555,949	566,711	10,762
Euro, Expiring 12/18/13	Credit Suisse International	EUR	1,723,000	2,327,654	2,331,433	3,779
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	179,552,609	237,708,732	242,957,033	5,248,301
British Pound, Expiring 12/18/13	Credit Suisse International	GBP	468,500	755,722	758,023	2,301
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	66,518,500	104,322,493	107,625,468	3,302,975
Hungarian Forint, Expiring 12/18/13	The Royal Bank of Scotland	HUF	4,322,400,000	18,892,344	19,552,683	660,339
Indonesian Rupiah, Expiring 12/18/13*	The Royal Bank of Scotland	IDR	6,302,232,000	542,145	536,578	(5,567)
Israeli Shekel, Expiring 12/18/13	Credit Suisse International	ILS	1,000,000	282,250	283,360	1,110
Israeli Shekel, Expiring 12/18/13	The Royal Bank of Scotland	ILS	26,575,000	7,441,005	7,530,285	89,280
Indian Rupee, Expiring 12/18/13*	The Royal Bank of Scotland	INR	170,000,000	2,617,217	2,658,751	41,534
Japanese Yen, Expiring 12/18/13	Credit Suisse International	JPY	152,455,500	1,558,629	1,551,829	(6,800)
Japanese Yen, Expiring 12/18/13	The Royal Bank of Scotland	JPY	1,415,437,500	14,323,155	14,407,591	84,436
Korean Won, Expiring 12/18/13*	Credit Suisse International	KRW	650,000,000	601,243	601,860	617
Korean Won, Expiring 12/18/13*	The Royal Bank of Scotland	KRW	83,604,416,000	76,165,300	77,412,506	1,247,206
Mexican Peso, Expiring 12/18/13	The Royal Bank of Scotland	MXN	308,332,000	23,511,165	23,406,739	(104,426)
Malaysian Ringgit, Expiring 12/18/13*	The Royal Bank of Scotland	MYR	17,650,000	5,440,338	5,388,084	(52,254)
Norwegian Krone, Expiring 12/18/13	The Royal Bank of Scotland	NOK	484,656,000	81,999,674	80,362,866	(1,636,808)
New Zealand Dollar, Expiring 12/18/13	Credit Suisse International	NZD	497,000	408,423	410,557	2,134
New Zealand Dollar, Expiring 12/18/13	The Royal Bank of Scotland	NZD	210,016,000	166,754,771	173,487,934	6,733,163
Philippine Peso, Expiring 12/18/13*	The Royal Bank of Scotland	PHP	220,000,000	5,123,002	5,052,255	(70,747)
Poland Zloty, Expiring 12/18/13	Credit Suisse International	PLN	1,600,000	510,145	509,984	(161)
Poland Zloty, Expiring 12/18/13	The Royal Bank of Scotland	PLN	226,934,000	70,639,550	72,332,909	1,693,359
Russian Ruble, Expiring 12/18/13*	The Royal Bank of Scotland	RUB	2,495,000,000	76,876,785	75,933,037	(943,748)
Swedish Krona, Expiring 12/18/13	The Royal Bank of Scotland	SEK	656,713,000	100,125,114	102,001,006	1,875,892
Singapore Dollar, Expiring 12/18/13	The Royal Bank of Scotland	SGD	25,400,000	20,126,366	20,248,227	121,861
Turkish Lira, Expiring 12/18/13	Credit Suisse International	TRY	2,200,000	1,061,981	1,073,917	11,936

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Turkish Lira, Expiring 12/18/13	The Royal Bank of Scotland	TRY	70,618,000	$34,676,181	$34,471,766	$(204,415)
Taiwanese Dollar, Expiring 12/18/13*	The Royal Bank of Scotland	TWD	867,584,000	29,355,334	29,378,823	23,489
South African Rand, Expiring 12/18/13	The Royal Bank of Scotland	ZAR	142,680,000	13,964,895	14,046,157	81,262

				1,301,670,531	1,321,168,245	19,497,714

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/18/13	Credit Suisse International	AUD	(1,043,000)	$(965,525)	$(968,077)	$(2,552)
Australian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	AUD	(91,743,000)	(83,390,419)	(85,152,714)	(1,762,295)
Brazilian Real, Expiring 12/18/13*	The Royal Bank of Scotland	BRL	(72,719,000)	(30,682,501)	(32,238,418)	(1,555,917)
Canadian Dollar, Expiring 12/18/13	Credit Suisse International	CAD	(788,500)	(763,544)	(763,997)	(453)
Canadian Dollar, Expiring 12/18/13	The Royal Bank of Scotland	CAD	(163,935,500)	(157,195,910)	(158,841,067)	(1,645,157)
Swiss Franc, Expiring 12/18/13	The Royal Bank of Scotland	CHF	(53,262,000)	(56,703,746)	(58,934,909)	(2,231,163)
Chilean Peso, Expiring 12/18/13*	The Royal Bank of Scotland	CLP	(5,662,332,000)	(10,959,900)	(11,095,923)	(136,023)
Columbian Peso, Expiring 12/18/13*	The Royal Bank of Scotland	COP	(1,914,000,000)	(976,047)	(997,171)	(21,124)
Czech Republic Koruna, Expiring 12/18/13	The Royal Bank of Scotland	CZK	(199,000,000)	(10,274,713)	(10,485,211)	(210,498)
Danish Krone, Expiring 12/18/13	The Royal Bank of Scotland	DKK	(146,000)	(26,134)	(26,502)	(368)
Euro, Expiring 12/18/13	The Royal Bank of Scotland	EUR	(133,579,258)	(178,307,014)	(180,749,365)	(2,442,351)
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(3,562)	(4,704)	(4,822)	(118)
Euro, Expiring 06/09/14	The Royal Bank of Scotland	EUR	(110,000)	(141,336)	(148,935)	(7,599)
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(3,562)	(4,716)	(4,833)	(117)
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(110,000)	(141,776)	(149,320)	(7,544)
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(46,110)	(59,499)	(62,730)	(3,231)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	(4,730)	(4,866)	(136)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(4,915)	(164)
British Pound, Expiring 12/18/13	The Royal Bank of Scotland	GBP	(63,972,000)	(100,042,596)	(103,505,287)	(3,462,691)
Hong Kong Dollar, Expiring 12/18/13	The Royal Bank of Scotland	HKD	(124,933,000)	(16,112,561)	(16,110,870)	1,691
Hungarian Forint, Expiring 12/18/13	The Royal Bank of Scotland	HUF	(760,000,000)	(3,347,943)	(3,437,914)	(89,971)
Indonesian Rupiah, Expiring 12/18/13*	The Royal Bank of Scotland	IDR	(84,616,606,000)	(7,082,569)	(7,204,342)	(121,773)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Israeli Shekel, Expiring 12/18/13	The Royal Bank of Scotland	ILS	(55,000,000)	$(15,410,770)	$(15,584,785)	$(174,015)
Indian Rupee, Expiring 12/18/13*	Credit Suisse International	INR	(15,000,000)	(232,921)	(234,596)	(1,675)
Indian Rupee, Expiring 12/18/13*	The Royal Bank of Scotland	INR	(2,024,041,000)	(30,264,703)	(31,655,422)	(1,390,719)
Japanese Yen, Expiring 12/18/13	The Royal Bank of Scotland	JPY	(19,703,572,000)	(197,666,079)	(200,560,610)	(2,894,531)
Korean Won, Expiring 12/18/13*	The Royal Bank of Scotland	KRW	(2,308,824,000)	(2,134,907)	(2,137,828)	(2,921)
Mexican Peso, Expiring 12/18/13	Credit Suisse International	MXN	(31,500,000)	(2,376,383)	(2,391,293)	(14,910)
Mexican Peso, Expiring 12/18/13	The Royal Bank of Scotland	MXN	(316,499,000)	(23,963,173)	(24,026,729)	(63,556)
Malaysian Ringgit, Expiring 12/18/13*	Credit Suisse International	MYR	(700,000)	(213,935)	(213,692)	243
Malaysian Ringgit, Expiring 12/18/13*	The Royal Bank of Scotland	MYR	(13,100,000)	(3,966,183)	(3,999,087)	(32,904)
Norwegian Krone, Expiring 12/18/13	The Royal Bank of Scotland	NOK	(460,379,000)	(75,562,308)	(76,337,393)	(775,085)
New Zealand Dollar, Expiring 12/18/13	The Royal Bank of Scotland	NZD	(337,000)	(260,538)	(278,386)	(17,848)
Peru Nuevo Sol, Expiring 12/18/13*	The Royal Bank of Scotland	PEN	(598,000)	(211,513)	(212,740)	(1,227)
Philippine Peso, Expiring 12/18/13*	The Royal Bank of Scotland	PHP	(324,800,000)	(7,301,453)	(7,458,965)	(157,512)
Poland Zloty, Expiring 12/18/13	The Royal Bank of Scotland	PLN	(33,900,000)	(10,426,933)	(10,805,281)	(378,348)
Russian Ruble, Expiring 12/18/13*	The Royal Bank of Scotland	RUB	(1,840,704,000)	(54,739,228)	(56,020,138)	(1,280,910)
Swedish Krona, Expiring 12/18/13	The Royal Bank of Scotland	SEK	(209,505,000)	(31,613,227)	(32,540,426)	(927,199)
Singapore Dollar, Expiring 12/18/13	Credit Suisse International	SGD	(550,000)	(437,345)	(438,446)	(1,101)
Singapore Dollar, Expiring 12/18/13	The Royal Bank of Scotland	SGD	(153,918,000)	(120,749,131)	(122,699,471)	(1,950,340)
Thailand Baht, Expiring 12/18/13	The Royal Bank of Scotland	THB	(45,232,000)	(1,401,120)	(1,439,291)	(38,171)
Turkish Lira, Expiring 12/18/13	The Royal Bank of Scotland	TRY	(104,787,000)	(51,601,803)	(51,151,165)	450,638
Taiwanese Dollar, Expiring 12/18/13*	Credit Suisse International	TWD	(17,000,000)	(576,463)	(575,668)	795
Taiwanese Dollar, Expiring 12/18/13*	The Royal Bank of Scotland	TWD	(23,356,000)	(792,866)	(790,900)	1,966
South African Rand, Expiring 12/18/13	Credit Suisse International	ZAR	(10,000,000)	(982,090)	(984,452)	(2,362)
South African Rand, Expiring 12/18/13	The Royal Bank of Scotland	ZAR	(387,110,000)	(38,168,625)	(38,109,111)	59,514

				(1,328,246,331)	(1,351,538,063)	(23,291,732)

				$(26,575,800)	$(30,369,818)	$(3,794,018)

Money Market Fund is pledged as collateral with broker for forward foreign currency exchange contracts was $9,218,380 at September 30, 2013.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at September 30, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	12/20/2013-12/23/2013	$(2,720,119)

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Aeroports de Paris	929	$97,441	$(168)
Air France-KLM	22,290	190,951	31,005
Arkema SA	66,032	7,070,381	287,947
AtoS	58,542	4,215,546	355,506
Bureau Veritas SA	1,184	36,397	975
Cap Gemini SA	38,124	1,805,873	461,320
Casino Guichard Perrachon SA	1,258	128,151	1,525
Cie Generale des Etablissements Michelin	63,730	6,080,845	986,925
Dassault Systemes SA	9,461	1,090,084	172,705
Edenred	1	35	(2)
Essilor International SA	1,064	111,289	3,144
Etablissements Maurel et Prom	22,692	383,187	(34,561)
European Aeronautic Defence and Space Co. NV	105,520	5,170,816	1,553,151
Iliad SA	7,148	1,606,689	60,674
Kering	8,566	1,795,178	124,476
Lagardere SCA	91,663	3,003,320	(26,260)
Legrand SA	1,372	77,692	(1,550)
L’Oreal SA	1,012	175,326	(1,619)
Publicis Groupe SA	19,434	1,475,345	70,595
Renault SA	123,016	8,183,712	1,626,763
Rexel SA	96,680	2,192,700	267,034
Safran SA	3,469	195,026	18,631
Sanofi	47,261	4,531,574	254,873
Schneider Electric SA	2,229	165,656	22,957
SES SA	19,381	562,666	(8,071)
Societe BIC SA	20,205	2,375,030	(25,287)
Suez Environnement Co.	275,048	3,633,527	830,907
Thales SA	10,719	453,392	135,691
Total SA	53,116	2,816,183	262,572
Valeo SA	83,252	5,032,551	2,073,398
Vinci SA	372	20,587	1,070
Vivendi SA	240,309	5,448,664	79,227

			9,585,553

India
Reliance Industries Ltd.	34,566	982,286	(75,875)
State Bank of India	6,510	564,135	(226,270)

			(302,145)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of
Samsung Electronics Co., Ltd.	10,902	$7,422,406	$(479,517)

Russia
Gazprom OAO	281,425	2,605,610	(131,016)
Lukoil OAO	38,094	2,494,459	(84,211)
Rosneft Oil Co.	96,141	812,186	(34,829)
Surgutneftegas OAO	134,541	1,020,596	132,502
Tatneft OAO	5,332	178,883	29,419
VTB Bank OJSC	161,724	452,777	(26,200)

			(114,335)

Switzerland
Wolseley PLC	103,101	5,016,360	317,844

United Kingdom
Alent PLC	21,021	106,740	13,947
Anglo American PLC	28,256	655,073	38,747
ARM Holdings PLC	101,872	1,604,713	25,848
AstraZeneca PLC	17,543	895,672	16,302
Aviva PLC	121,343	747,618	31,236
Babcock International Group PLC	380,135	6,275,237	1,080,349
BAE Systems PLC	498,999	3,083,736	583,817
Barclays PLC	755,727	3,574,920	(345,188)
Barclays PLC	2,536	15	3,301
Barratt Developments PLC	525,983	2,527,581	92,701
Bellway PLC	2,343	52,532	(2,705)
Berkeley Group Holdings PLC	14,491	505,378	(19,521)
BP PLC	489,990	3,655,980	(220,737)
British Sky Broadcasting Group PLC	99,003	1,321,207	72,905
Centrica PLC	167,114	1,029,773	(29,611)
Compass Group PLC	40,577	555,904	2,273
Darty PLC	111,877	103,706	21,357
Dixons Retail PLC	1,086,478	832,290	(13,251)
Drax Group PLC	170,111	1,660,920	215,746
DS Smith PLC	125,930	588,335	(1,928)
Experian PLC	65,439	1,250,288	(4,345)
G4S PLC	272,686	1,082,424	40,885
GKN PLC	1,004,998	4,387,042	1,173,137
GlaxoSmithKline PLC	78,571	2,066,160	(90,670)
Home Retail Group PLC	6,075	14,345	2,170
Howden Joinery Group PLC	28,404	134,375	(294)
HSBC Holdings PLC	279,084	3,162,435	(141,810)
Imperial Tobacco Group PLC	12,094	442,817	4,268

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Inchcape PLC	310,788	$2,276,217	$792,369
Inmarsat PLC	116,145	1,349,180	(16,965)
Invensys PLC	153,327	1,244,677	(7,953)
Investec PLC	347,865	2,530,658	(278,004)
ITV PLC	490,972	893,445	499,720
J Sainsbury PLC	346,994	2,040,867	158,289
John Wood Group PLC	132,124	1,736,017	(22,263)
Kazakhmys PLC	188,053	894,910	(86,665)
Kingfisher PLC	291,893	1,397,310	426,093
Legal & General Group PLC	899,071	2,288,661	564,232
Lloyds Banking Group PLC	4,290,003	3,768,966	1,338,930
Michael Page International PLC	58,159	411,544	52,526
Mondi PLC	127,724	1,963,898	191,257
National Grid PLC	82,565	1,038,250	(62,942)
Next PLC	73,028	4,919,712	1,182,056
Reckitt Benckiser Group PLC	5,424	352,625	43,951
Rexam PLC	93,567	774,773	(45,643)
Rolls-Royce Holdings PLC	28,771	417,580	100,063
RSA Insurance Group PLC	1,671,761	3,337,728	(67,398)
Serco Group PLC	205,120	1,928,014	(113,217)
Severn Trent PLC	34,692	960,850	28,494
Smith & Nephew PLC	16,885	188,094	22,563
SSE PLC	1	23	–
Standard Life PLC	280,840	1,614,547	(45,182)
Tate & Lyle PLC	277,074	3,512,080	(210,386)
Taylor Wimpey PLC	130,480	223,270	(11,353)
Tesco PLC	465,456	2,619,504	86,435
Travis Perkins PLC	131,728	3,361,109	158,073
Vedanta Resources PLC	35,209	673,905	(57,898)
Vesusius PLC	5,385	30,696	8,298
William Hill PLC	765,182	4,758,183	231,007
WM Morrison Supermarkets PLC	3,572	17,083	(888)
WPP PLC	77,786	1,527,897	70,609

			7,477,137

Total of Long Equity Positions			16,484,537

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

France
Accor SA	(50,186)	$(1,814,600)	$(270,886)
Air Liquide SA	(910)	(113,468)	(13,329)
Alcatel-Lucent	(2,284,787)	(3,856,137)	(4,278,280)
Alstom SA	(16,809)	(597,475)	(762)
Bouygues SA	(94,416)	(2,774,435)	(681,606)
Carrefour SA	(61,531)	(1,601,071)	(509,428)
CGG SA	(26,998)	(695,774)	73,413
Christian Dior SA	(493)	(85,861)	(10,897)
Cie de St-Gobain	(15,912)	(670,682)	(119,069)
Danone SA	(5,304)	(366,869)	(32,489)
Electricite de France SA	(73,045)	(1,481,037)	(829,516)
Eutelsat Communications SA	(65,264)	(2,220,644)	157,919
Faurecia	(41,608)	(893,095)	(311,066)
GDF Suez	(8,648)	(184,043)	(32,725)
Hermes International	(5,013)	(1,692,056)	(112,885)
Lafarge SA	(20,283)	(1,456,100)	40,826
LVMH Moet Hennessy Louis Vuitton SA	(25,238)	(4,663,992)	(309,543)
Neopost SA	(15,041)	(833,934)	(261,314)
Nexans SA	(13,106)	(634,596)	(159,900)
Orange SA	(168,078)	(1,784,273)	(320,331)
Pernod-Ricard SA	(5,901)	(711,318)	(21,443)
Peugeot SA	(107,302)	(1,032,757)	(732,178)
Remy Cointreau SA	(6,859)	(804,448)	73,696
Sodexo	(3,851)	(332,730)	(26,636)
Technip SA	(13,119)	(1,424,571)	(115,631)
Vallourec SA	(202,706)	(10,805,754)	(1,340,417)
Veolia Environnement SA	(581,901)	(7,162,992)	(2,784,941)
Zodiac Aerospace	(798)	(97,528)	(29,503)

			(12,958,921)

Russia
Polymetal International PLC	(127,670)	(1,362,183)	11,785

Switzerland
Informa PLC	(53,551)	(445,752)	(9,346)

United Kingdom
Admiral Group PLC	(116,375)	(2,227,432)	(93,940)
Afren PLC	(185,173)	(432,528)	18,296
Aggreko PLC	(211,782)	(5,838,812)	343,062
AMEC PLC	(7,360)	(128,453)	585
Antofagasta PLC	(9,357)	(136,464)	12,541
Ashtead Group PLC	(32,100)	(347,189)	27,712
Associated British Foods PLC	(5,658)	(161,755)	(9,965)
BG Group PLC	(277,434)	(4,910,117)	(386,005)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
British American Tobacco PLC	(44,789)	$(2,429,349)	$72,136
BT Group PLC	(52,058)	(291,651)	3,420
Bunzl PLC	(50,400)	(1,090,262)	(1,439)
Burberry Group PLC	(349,883)	(7,837,381)	(1,420,942)
Capita Group PLC/The	(219,558)	(2,873,793)	(665,121)
Carnival PLC	(56,781)	(2,206,368)	282,653
Cobham PLC	(109,944)	(457,549)	(53,651)
Croda International PLC	(31,815)	(1,348,560)	(17,513)
Debenhams PLC	(237,620)	(395,844)	2,817
Diageo PLC	(88,593)	(2,640,993)	(175,151)
Eurasian Natural Resources Corp. PLC	(368,748)	(1,431,895)	163,283
ICAP PLC	(475,604)	(2,583,621)	(294,486)
IMI PLC	(161,573)	(3,254,520)	(549,544)
InterContinental Hotels Group PLC	(89,812)	(2,711,271)	89,539
Intertek Group PLC	(84,012)	(4,346,864)	(152,216)
Johnson Matthey PLC	(68,640)	(2,777,585)	(341,478)
Lonmin PLC	(144,904)	(665,768)	(82,560)
Man Group PLC	(1,347,892)	(1,902,811)	73,782
Marks & Spencer Group PLC	(517,517)	(3,313,669)	(844,665)
Mitchells & Butlers PLC	(12,615)	(67,145)	(16,721)
Old Mutual PLC	(337,457)	(1,065,918)	41,576
Pearson PLC	(163,607)	(3,319,646)	(9,972)
Pennon Group PLC	(85,403)	(890,847)	(75,939)
Petrofac Ltd.	(183,117)	(4,056,657)	(103,221)
Prudential PLC	(89,504)	(1,363,819)	(301,331)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Royal Bank of Scotland Group PLC	(269,681)	$(1,434,302)	$(130,894)
Royal Dutch Shell PLC	(64)	–	(2,110)
SABMiller PLC	(62,441)	(2,930,870)	(245,030)
Shire PLC	(83,562)	(2,733,998)	(608,873)
Smiths Group PLC	(40,700)	(847,128)	(73,401)
Standard Chartered PLC	(313,666)	(7,847,845)	333,123
United Utilities Group PLC	(12,371)	(137,627)	(741)
Weir Group PLC/The	(228,724)	(7,305,266)	(1,316,325)
Whitbread PLC	(12,295)	(493,907)	(95,867)

			(6,604,576)

Total of Short Equity Positions			(19,561,058)

Total of Long and Short Equity Positions			(3,076,521)

Net Cash and Other Receivables/ (Payables) (b)			356,402

Swaps, at Value			$(2,720,119)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was 33,712,220 for both Deutsche Bank total return basket swaps at September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at September 30, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	12/23/2013	$40,436

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2013.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United Kingdom
Invensys PLC	1,635,304	$13,150,350	$39,884

Net Cash and Other Receivables/ (Payables) (b)			552

Swaps, at Value			$40,436

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Additional collateral for this position held with Deutsche Bank is included in the collateral noted in the other Deutsche Bank total return basket swaps.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at September 30, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	07/24/2014 - 07/23/2015	$(21,288,196)

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Interoil Corp.	2,300	$179,170	$(15,157)

Bermuda
Axis Capital Holdings Co.	59,400	2,735,460	(162,846)
Marvell Technology Group Ltd.	300,500	3,622,330	(166,580)
Nabors Industries Ltd.	134,434	2,099,859	59,151
RenaissanceRe Holdings Ltd.	5,500	487,135	10,780
Signet Jewelers Ltd.	75,000	5,394,702	(20,952)
Validus Holding Ltd.	23,601	842,792	29,973

			(250,474)

Canada
Domtar Corp.	1,371	96,313	12,572

China
Sohu.com, Inc.	56,400	3,723,233	722,779

Ireland
Seagate Technology PLC	187,200	8,775,185	(587,057)

Panama
Copa Holdings SA	7,700	1,091,375	(23,616)

Singapore
Avago Technologies Ltd.	92,500	3,501,125	487,475
Flextronics International Ltd.	944,300	7,603,550	980,137

			1,467,612

Switzerland
TE Connectivity Ltd.	203,200	9,912,407	609,289
Tyco International Ltd.	256,500	9,110,880	(138,510)

			470,779

United States
3M Co.	6,500	755,235	20,930
Abbott Laboratories	169,300	6,077,172	(458,105)
Abercrombie & Fitch Co.	66,700	3,286,697	(927,518)
Accenture PLC	34,400	2,587,568	(54,352)
ACE Ltd.	25,900	2,453,766	(30,562)
Activision Blizzard, Inc.	283,300	4,670,405	52,206
Advance Auto Parts, Inc.	36,800	3,025,328	17,296
AECOM Technology Corp.	152,001	5,096,332	(343,261)
AES Corp./The	83,086	1,065,993	38,220
Aetna, Inc.	39,600	2,549,456	(14,264)
AGCO Corp.	30,000	1,656,900	155,700
Agilent Technologies, Inc.	6,000	277,200	30,300
Airgas, Inc.	204	20,584	1,051

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AK Steel Holding Corp.	332,591	$1,114,180	$133,036
Alaska Air Group, Inc.	73,000	4,471,250	100,010
Alliant Energy Corp.	2,400	128,459	(9,539)
Alliant Techsystems, Inc.	48,200	4,484,801	217,591
Allied World Assurance Co. Holdings AG	21,854	2,086,183	85,886
Allscripts Healthcare	38,500	592,908	(20,413)
Allstate Corp.	26,400	1,375,440	(40,920)
Alpha Natural Resources, Inc.	682,000	3,938,845	125,875
Altria Group, Inc.	28,100	1,043,915	(78,680)
Amazon.com, Inc.	19,100	5,790,421	181,003
AMDOCS Ltd.	50,000	1,940,804	(108,804)
Ameren Corp.	34,397	1,241,732	(43,340)
American Capital Ltd.	580,960	7,703,530	284,670
American Eagle Outfitters, Inc.	244,200	4,552,133	(1,135,775)
American Electric Power Co., Inc.	58,100	2,737,971	(219,336)
American Financial Group, Inc.	49,500	2,587,860	88,110
American Water Works Co., Inc.	25,800	1,099,080	(34,056)
Ameriprise Financial, Inc.	16,400	1,415,484	78,228
AmerisourceBergen Corp.	9,700	577,746	14,924
Amgen, Inc.	72,000	7,876,080	183,600
Anadarko Petroleum Corp.	60,700	5,638,126	6,367
Analog Devices, Inc.	20,000	959,632	(18,632)
Anixter International, Inc.	18,000	1,469,340	108,540
AON PLC	9,600	647,808	66,816
Applied Industrial Technologies, Inc.	11,900	614,278	(1,428)
Applied Materials, Inc.	295,000	4,873,977	300,323
Archer-Daniels-Midland Co.	160,800	5,898,165	25,707
Ares Captial Corp.	43,400	763,840	(13,454)
Armstrong World Industries, Inc.	22,000	1,117,941	91,179
ARRIS Group, Inc.	163,700	2,514,374	278,348
Arrow Electronics, Inc.	49,800	2,139,906	276,888
Arthur J. & Gallager Corp.	1,800	80,764	(2,194)
Associated Banc-Corp.	73,000	1,214,720	(83,950)
Assurant, Inc.	77,300	4,110,814	71,116
Atmos Energy Corp.	7,800	342,295	(10,093)
Autodesk, Inc.	21,800	789,551	107,955
Autoliv, Inc.	30,600	2,513,178	160,956
Avery Dennison Corp.	2,500	111,087	(2,287)
Avnet, Inc.	102,600	3,743,874	535,572

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ball Corp.	32,800	$1,485,449	$(13,385)
Barnes Group, Inc.	700	22,624	1,820
Baxter International, Inc.	13,200	977,328	(110,220)
BE Aerospace, Inc.	36,800	2,574,622	141,954
Beam, Inc.	3,200	209,248	(2,368)
Becton Dickinson and Co.	1,200	124,368	(4,344)
Bemis Co., Inc.	3,100	128,185	(7,254)
Best Buy Co., Inc.	367,700	10,683,861	3,104,889
Big Lots, Inc.	57,887	2,087,984	59,045
Biogen Idec, Inc.	35,500	8,174,585	372,395
BlackRock, Inc.	5,600	1,535,805	(20,333)
Boston Scientific Corp.	702,500	6,988,303	1,259,047
Brinker International, Inc.	28,900	1,151,376	19,941
Bristow Group, Inc.	24,200	1,680,932	79,860
Broadridge Financial Solutions, Inc.	35,200	1,006,735	110,865
Brocade Communications Systems, Inc.	1,396,500	9,103,525	2,138,300
Brown & Brown, Inc.	23,300	794,996	(47,066)
Buckle, Inc./The	18,400	1,026,352	(31,832)
Bunge Ltd.	21,200	1,562,016	47,276
CA, Inc.	148,700	4,408,955	2,974
Cabot Corp.	20,161	804,021	57,056
Cabot Oil & Gas Corp.	172,800	6,390,348	58,548
Cameron International Corp.	14,000	902,153	(84,973)
Capital One Financial Corp.	51,900	3,587,574	(19,968)
CapitalSource, Inc.	114,896	1,113,342	251,622
Cardinal Health, Inc.	61,300	3,096,876	99,919
Career Education Corp.	240,292	889,080	(225,874)
Carefusion Corp.	107,600	4,161,062	(190,622)
Carlisle Cos., Inc.	20,700	1,373,739	81,264
Carpenter Technology Corp.	9,400	505,400	40,834
Carter’s, Inc.	33,000	2,403,927	100,443
CBS Corp.	30,900	1,622,250	82,194
Celanese Corp.	19,800	945,054	100,188
Celgene Corp.	40,700	5,819,453	445,498
CenterPoint Energy, Inc.	49,600	1,222,144	(33,232)
CF Industries Holdings, Inc.	27,900	5,143,175	738,982
Charles River Laboratories International, Inc.	29,000	1,295,987	45,553

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Chemed Corp.	8,500	$588,710	$19,040
Chevron Corp.	55,300	7,018,123	(299,173)
Chico’s FAS, Inc.	198,500	3,316,580	(9,570)
Church & Dwight Co., Inc.	5,600	356,833	(20,553)
CIGNA Corp.	80,400	6,314,416	(134,872)
Cimarex Energy Co.	13,000	1,085,942	167,258
Cinemark Holdings, Inc.	33,000	960,300	87,120
Cintas Corp.	24,400	1,160,708	88,572
Cisco Systems, Inc.	141,430	3,616,076	(303,786)
Citigroup, Inc.	46,100	2,428,900	(192,589)
CLARCOR, Inc.	400	22,032	180
Cleco Corp.	3,400	166,226	(13,770)
Coca-Cola Enterprises, Inc.	126,900	4,716,873	385,776
Colgate-Palmolive Co.	1,800	105,984	756
Comcast Corp.	93,100	4,149,467	53,998
Commerce Bancshares, Inc.	300	13,046	97
Commercial Metals Co.	197,500	3,009,900	337,725
Community Health Systems, Inc.	121,500	5,243,940	(201,690)
Commvault Systems, Inc.	31,100	2,503,861	227,652
Computer Sciences Corp.	172,400	8,238,910	681,066
Compuware Corp.	197,455	2,190,017	21,479
Comtech Telecommunications Corp.	10,200	280,908	(32,844)
ConAgra Foods, Inc.	19,200	710,784	(128,256)
ConocoPhillips	100,200	6,613,200	351,702
Consolidated Edison, Inc.	21,300	1,288,224	(113,742)
Convergys Corp.	59,934	1,154,928	(31,166)
Con-way, Inc.	52,600	2,146,080	120,454
Cooper Cos., Inc./The	18,800	2,384,592	53,580
Copart, Inc.	4,100	133,127	(2,788)
Corning, Inc.	21,200	327,512	(18,204)
Corrections Corp. of America	65,700	2,179,926	90,009
Costco Wholesale Corp.	7,200	850,104	(21,240)
Covance, Inc.	13,700	1,090,931	93,571
Covidien PLC	36,900	2,285,217	(36,531)
Crane Co.	38,853	2,478,384	(82,320)
Crocs, Inc.	197,851	3,076,018	(383,266)
Crown Holdings, Inc.	45,100	2,004,244	(97,416)
Cummins, Inc.	25,200	2,977,128	371,196
CVS Caremark Corp.	56,300	3,469,769	(274,744)
Cytec Industries, Inc.	43,200	3,247,344	267,408
Darling International, Inc.	35,000	716,800	23,800
DaVita HealthCare Partners, Inc.	54,400	3,208,512	(113,152)
Dean Foods Co.	46,369	969,112	(74,190)
Delta Air Lines, Inc.	367,300	7,469,656	1,194,951
Devon Energy Corp.	6,800	393,652	(884)
Diamond Offshore Drilling, Inc.	391	28,406	(4,039)
Dillards, Inc.	70,500	5,826,825	(306,675)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Discover Financial Services	167,300	$8,464,592	$(9,250)
DISH Network Corp.	149,700	6,817,338	(79,341)
Dolby Laboratories, Inc.	19,100	645,580	13,561
Dollar General Corp.	2,497	133,090	7,890
Dollar Tree, Inc.	33,948	1,817,915	122,552
Dominos Pizza, Inc.	64,300	4,083,788	285,397
Donaldson Co., Inc.	5,700	210,843	6,498
Dover Corp.	15,900	1,381,632	46,665
Dr Pepper Snapple Group, Inc.	19,200	927,168	(66,624)
Dresser-Rand Group, Inc.	19,700	1,302,248	(72,968)
DST Systems, Inc.	21,900	1,521,831	129,648
DTE Energy Co.	63,100	4,433,801	(270,463)
Dun & Bradstreet Corp./The	3,800	406,600	(11,970)
East West BanCorp., Inc.	34,100	1,060,446	29,049
Edison International	64,900	3,226,179	(236,885)
Eli Lilly & Co.	76,600	3,875,960	(20,682)
EMCOR Group, Inc.	52,400	2,270,643	(220,231)
Endo Pharmaceuticals Holdings, Inc.	15,611	600,164	109,200
Energizer Holdings, Inc.	6,400	677,952	(94,592)
Entergy Corp.	14,400	1,035,504	(125,568)
EOG Resources, Inc.	8,800	1,308,296	181,368
Equifax, Inc.	33,500	2,058,240	(53,265)
Era Group, Inc.	7,176	181,122	13,921
Estee Lauder Cos., Inc./The	1,900	126,268	6,541
Esterline Technologies Corp.	11,500	941,390	(22,655)
Everest Re Group Ltd.	35,800	4,646,840	558,838
EXCO Resources, Inc.	28,800	226,472	(32,360)
Expedia, Inc.	40,600	2,535,770	(433,096)
Express Scripts PLC	45,300	3,012,450	(213,816)
Exxon Mobil Corp.	12,300	1,170,591	(112,299)
EzCorp., Inc.	38,700	718,659	(65,403)
Fair Isaac Corp.	18,323	922,930	89,966
FedEx Corp.	9,400	1,015,482	57,152
Fidelity National Information Services, Inc.	43,100	1,912,347	89,217
Fifth Third BanCorp.	120,267	2,287,268	(117,651)
First Solar, Inc.	173,400	7,668,812	(696,398)
Fiserv, Inc.	10,700	982,046	99,189

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Foot Locker, Inc.	141,000	$5,131,290	$(345,750)
Forest Laboratories, Inc.	121,700	5,325,592	(118,049)
Frontier Communications Corp.	102,300	436,821	(10,230)
Fulton Financial Corp.	48,300	600,852	(36,708)
GameStop Corp.	139,200	6,112,945	798,335
Gap, Inc./The	228,100	10,248,477	(1,060,609)
Gartner, Inc.	31,600	1,898,212	(2,212)
General Cable Corp.	23,200	751,199	(14,599)
General Dynamics Corp.	5,400	455,760	16,848
General Electric Co.	26,900	664,968	(22,327)
Genuine Parts Co.	19,300	1,590,320	(29,143)
Genworth Financial, Inc.	371,600	4,870,580	(117,816)
Goldman Sachs Group, Inc./The	53,300	8,747,637	(315,044)
Goodyear Tire & Rubber Co./The	235,100	4,080,701	1,197,294
Google, Inc.	1,000	889,042	(13,132)
Graco, Inc.	3,300	224,004	20,394
Guess?, Inc.	93,700	3,011,518	(214,573)
Hanover Insurance Group, Inc./The	26,100	1,389,252	54,600
Harman International Industries, Inc.	83,700	4,692,222	851,229
Harsco Corp.	38,886	985,197	(16,935)
Hartford Financial Services Group, Inc.	34,300	1,087,572	(20,156)
Hasbro, Inc.	28,100	1,275,178	49,456
HCC Insurance Holdings, Inc.	23,900	1,095,098	(47,800)
Health Net, Inc.	78,200	2,564,762	(85,822)
HealthSouth Corp.	10	314	31
Helix Energy Solutions Group, Inc.	144,300	3,760,458	(99,567)
Henry Schein, Inc.	3,100	321,067	403
Hershey Co./The	11,900	1,103,129	(2,379)
Hess Corp.	97,700	7,238,195	317,923
Hewlett-Packard Co.	87,000	2,288,673	(463,413)
Hill-Rom Holdings, Inc.	53,300	1,891,084	18,655
Hillshire Brands Co.	142,300	4,850,149	(475,847)
Hittite Microwave Corp.	400	24,848	1,292
HollyFrontier Corp.	52,848	2,253,482	(28,053)
Home Depot, Inc./The	62,200	4,964,468	(246,598)
Honeywell International, Inc.	19,400	1,617,439	(6,463)
Hormel Foods Corp.	18,700	773,619	14,025
Hubbell, Inc.	12,000	1,276,680	(19,800)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Humana, Inc.	38,100	$3,393,948	$161,925
Huntington Bancshares, Inc.	214,100	1,820,734	(52,268)
Huntsman Corp.	101,400	1,792,026	297,828
IAC/InterActiveCorp.	101,600	5,287,100	267,372
Ingersoll-Rand PLC	79,300	4,991,935	157,807
Ingram Micro, Inc.	184,225	3,726,872	519,514
Ingredion, Inc.	58,300	3,597,110	260,601
Integrys Energy Group, Inc.	1,429	89,184	(9,317)
International Flavors & Fragrances, Inc.	300	23,970	720
International Game Technology	2,200	41,118	528
International Paper Co.	5,300	252,916	(15,476)
Interpublic Group of Cos., Inc./The	183,900	2,865,162	294,240
Intuit, Inc.	13,300	852,264	29,659
InvesCo., Ltd.	65,600	2,131,344	(38,704)
Itron, Inc.	30,500	1,307,825	(1,510)
ITT Corp.	131,200	4,198,124	518,516
Jabil Circuit, Inc.	402,400	9,015,429	(291,397)
Jack Henry & Associates, Inc.	5,400	262,102	16,592
Jacobs Engineering Group, Inc.	1	60	(1)
Jarden Corp.	16,600	748,162	55,278
JDS Uniphase Corp.	182,300	2,656,817	24,816
JM Smucker Co./The	11,700	1,266,020	(37,052)
Johnson & Johnson	5,800	517,232	(14,430)
Jones Lang LaSalle, Inc.	11,700	1,090,176	(68,766)
JPMorgan Chase & Co.	76,800	4,313,088	(343,296)
Kansas City Southern	4,100	485,030	(36,654)
KBR, Inc.	175,500	5,882,760	(154,440)
KeyCorp.	316,700	3,813,068	(202,688)
Kimberly-Clark Corp.	38,500	3,830,365	(202,895)
KLA-Tencor Corp.	56,400	3,413,668	18,272
Kroger Co./The	75,300	2,913,746	123,856
L-3 Communications Holdings, Inc.	38,800	3,583,956	82,644
Landstar System, Inc.	14,600	766,500	50,808
Lender Processing Services, Inc.	53,700	1,746,324	40,275
Lennox International, Inc.	15,400	1,084,378	74,626
Leucadia National Corp.	20,700	552,445	11,423
Lexmark International, Inc.	3,100	104,791	(2,491)
LifePoint Hospitals, Inc.	200	9,948	(622)
Lincoln National Corp.	40,800	1,668,312	44,880
Loews Corp.	63,300	2,944,083	14,559
Lowe’s Cos., Inc.	132,300	5,860,386	438,417

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LSI Corp.	642,000	$4,943,400	$77,040
LyondellBasell Industries NV	213,400	14,598,740	1,028,542
M&T Bank Corp.	3,900	461,631	(25,143)
Macy’s, Inc.	90,400	4,432,312	(520,704)
Magellan Health Services, Inc.	14,479	854,261	13,900
Manpower, Inc.	93,100	6,203,228	568,866
Marathon Oil Corp.	154,800	5,769,930	(370,506)
Marsh & McLennan Cos., Inc.	17,800	744,040	31,150
Masco Corp.	6,600	140,580	(132)
Mattel, Inc.	50,200	2,127,504	(26,132)
Maxim Integrated Products, Inc.	113,700	3,138,120	250,140
McDermott International, Inc.	60,420	437,368	11,552
McGraw-Hill Cos., Inc.	23,700	1,386,213	168,270
McKesson Corp.	41,900	5,021,397	354,373
MeadWestvaco Corp.	29,800	1,091,845	51,879
Medtronic, Inc.	18,400	1,008,910	(29,110)
MGM Resorts International	62,437	1,027,707	248,506
Micron Technology, Inc.	253,700	3,485,446	946,693
Microsoft Corp.	16,100	509,133	27,158
MKS Instruments, Inc.	76,272	2,122,203	(94,130)
Mohawk Industries, Inc.	20,800	2,449,408	259,792
Molex, Inc.	21,900	647,802	195,786
Mondelez International, Inc.	119,500	3,709,165	45,525
Monsanto Co.	16,500	1,718,640	3,465
Motorola Solutions, Inc.	5,000	299,250	(2,350)
Murphy Oil Corp.	40,500	2,339,989	102,971
Murphy USA, Inc.	6,150	224,414	23,985
National Oilwell Varco, Inc.	8,600	636,830	34,916
NCR Corp.	164,917	5,791,885	740,477
Netflix, Inc.	8,400	2,359,631	237,733
Neustar, Inc.	17,000	917,087	(75,927)
Newell Rubbermaid, Inc.	67,100	1,821,765	23,485
Newfield Exploration Co.	35,700	988,533	(11,424)
NiSource, Inc.	14,400	446,256	(1,440)
Noble Energy, Inc.	30,100	1,966,475	50,526

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Northrop Grumman Corp.	74,200	$6,556,312	$511,980
NorthWestern Corp.	1,700	73,211	3,153
NVIDIA Corp.	164,100	2,336,784	216,612
NVR, Inc.	100	94,065	(2,146)
Occidental Petroleum Corp.	7,500	681,315	20,235
Oceaneering International, Inc.	62,400	5,024,243	45,133
OGE Energy Corp.	53,000	1,943,067	(30,297)
Old Dominion Freight Line, Inc.	42,000	1,847,776	83,804
Old Republic International Corp.	53,646	760,164	65,985
Olin Corp.	7,200	178,583	(12,479)
Omnicare, Inc.	40,100	2,009,411	216,139
ON Semiconductor Corp.	396,300	3,156,530	(263,540)
Oracle Corp.	17,600	560,736	23,056
O’Reilly Automotive, Inc.	17,000	2,013,140	155,890
OSH 1 Liquidating Corp.	99	16	(12)
Oshkosh Corp.	66,200	2,948,893	293,583
Owens-Illinois, Inc.	122,300	3,586,948	84,498
Packaging Corp. of America	27,000	1,429,562	111,868
Pall Corp.	7,400	523,772	46,324
Panera Bread Co.	5,700	1,061,910	(158,289)
Parker Hannifin Corp.	15,100	1,556,961	84,711
Patterson Cos., Inc.	26,900	1,085,415	(4,035)
Patterson-UTI Energy, Inc.	111,300	2,468,634	(89,040)
Paychex, Inc.	8,100	318,735	10,449
Peabody Energy Corp.	38,400	697,317	(34,917)
PerkinElmer, Inc.	23,500	800,880	86,245
PetSmart, Inc.	44,400	3,176,820	209,124
Pfizer, Inc.	40,786	1,186,465	(15,499)
PG&E Corp.	23,200	1,044,000	(94,656)
Pinnacle West Capital Corp.	28,200	1,691,154	(147,486)
PMC—Sierra, Inc.	35,669	248,970	(12,841)
PNC Financial Services Group, Inc.	24,900	1,922,031	(118,026)
PNM Resources, Inc.	28,000	670,880	(37,240)
Polaris Industries, Inc.	16,800	1,730,232	439,992
Polycom, Inc.	332,100	3,788,493	(161,961)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Popular, Inc.	86,726	$2,866,728	$(591,905)
Portland General Electric Co.	24,800	798,808	(98,704)
PPG Industries, Inc.	30,742	4,892,897	242,862
ProAssurance Corp.	11,900	654,024	(117,810)
Procter & Gamble Co.	22,300	1,814,551	(128,894)
Protective Life Corp.	54,701	2,358,707	(31,180)
Prudential Financial, Inc.	29,500	2,341,619	(41,209)
PTC, Inc.	3,700	102,913	2,278
Public Service Enterprise Group, Inc.	7,600	259,907	(9,639)
Pulte Group, Inc.	301,000	5,732,196	(765,696)
PVH Corp.	13,983	1,812,896	(153,254)
QLogic Corp.	72,676	790,511	4,564
Ralph Lauren Corp.	4,100	704,641	(29,249)
Raytheon Co.	67,500	4,711,500	490,725
Regal Entertainment Group	46,500	866,372	16,198
Regal-Beloit Corp.	11,800	790,318	11,256
Regions Financial Corp.	157,100	1,607,998	(153,252)
Reinsurance Group of America, Inc.	41,400	2,813,130	(39,744)
Reliance Steel & Aluminum Co.	98,600	6,798,470	425,952
Reynolds American, Inc.	2,400	126,005	(8,933)
Robert Half International, Inc.	75,300	2,745,438	193,521
Rock-Tenn Co.	13,900	1,525,706	(118,053)
Rockwell Automation, Inc.	7,200	669,768	100,200
Rockwood Holdings, Inc.	2,796	187,584	(531)
Ross Stores, Inc.	42,379	2,830,493	254,698
RPC, Inc.	62,884	960,868	11,948
RPM International, Inc.	39,000	1,330,680	81,120
Ryder System, Inc.	46,600	2,941,922	(159,902)
Safeway, Inc.	27,200	711,280	158,848
Sally Beauty Holdings, Inc.	41,478	1,267,982	(182,918)
Sanderson Farms, Inc.	29,005	2,017,001	(124,714)
SEACOR Holdings, Inc.	29,100	2,517,962	113,842
Sears Holdings Corp.	31,686	1,682,117	207,636
SEI Investments Co.	19,200	603,840	(10,368)
Sempra Energy	1,200	104,582	(1,862)
Service Corp. International	190,400	3,550,960	(5,712)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sherwin-Williams Co./The	16,600	$2,869,476	$154,712
SLM Corp.	140,900	3,457,686	50,724
SM Energy Co.	25,200	1,765,792	179,396
Smith Corp.	57,000	2,298,810	277,590
Snap-on, Inc.	14,200	1,355,248	57,652
Sonoco Products Co.	827	30,682	1,522
Southwest Airlines Co.	55,400	766,500	40,124
SPX Corp.	11,500	862,615	110,745
St. Jude Medical, Inc.	13,600	702,984	26,520
Starbucks Corp.	40,000	2,835,387	243,413
Starwood Hotels & Resorts Worldwide, Inc.	4,600	304,290	1,380
Steel Dynamics, Inc.	403,300	6,134,193	604,950
STERIS Corp.	5,700	253,650	(8,778)
SunTrust Banks, Inc.	49,196	1,713,497	(118,562)
Superior Energy Services, Inc.	73,900	1,996,850	(146,394)
Symantec Corp.	313,400	7,521,600	235,050
Synopsys, Inc.	60,600	2,270,682	13,938
Tech Data Corp.	44,732	2,223,180	9,394
Teleflex, Inc.	15,600	1,238,796	44,772
Telephone & Data System	62,900	1,705,219	153,476
Tellabs, Inc.	902,481	2,002,113	46,519
Terex Corp.	3,700	109,777	14,543
Tesoro Corp.	38,500	2,022,590	(329,360)
Thermo Fisher Scientific, Inc.	38,600	3,457,788	99,202
Thoratec Corp.	60,364	1,946,739	304,235
Time Warner Cable, Inc.	33,500	3,901,745	(163,145)
Time Warner, Inc.	17,800	1,108,056	63,362
Timken Co.	101,900	6,157,817	(3,057)
TJX Cos., Inc.	70,100	3,673,240	279,699
Torchmark Corp.	14,700	1,022,385	41,160
Total System Services, Inc.	57,100	1,454,337	225,545
Towers Watson & Co.	31,300	2,863,088	484,760
Tractor Supply Co.	32,720	2,003,969	193,833
Transocean Ltd.	72,200	3,591,228	(378,328)
Travelers Cos., Inc./The	21,400	1,811,724	2,354
TRW Automotive Holdings Corp.	51,800	3,591,294	102,564
Tupperware Brands Corp.	68,800	5,651,226	291,030
Twenty-First Century Fox, Inc.	218,900	6,715,852	617,298
Tyson Foods, Inc.	95,600	2,665,094	38,474
UGI Corp.	6,400	265,280	(14,848)
Union Pacific Corp.	20,500	3,348,880	(164,410)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Unit Corp.	28,200	$1,296,354	$14,664
United Parcel Service, Inc.	9,300	819,144	30,597
United States Steel Corp.	52,203	942,786	132,074
United Technologies Corp.	300	30,744	1,602
Universal Health Services, Inc.	53,200	3,601,970	387,498
Unum Group	91,800	2,888,028	(93,636)
URS Corp.	46,900	2,334,700	186,175
US BanCorp.	29,900	1,117,953	(24,211)
Valero Energy Corp.	83,900	2,970,792	(105,608)
Valmont Industries, Inc.	10,900	1,594,789	(80,670)
Valspar Corp./The	43,600	2,955,771	(190,223)
Verisk Analytics, Inc.	23,700	1,466,319	73,233
Verizon Communications, Inc.	28,500	1,423,575	(93,765)
Vertex Pharmaceuticals, Inc.	117,973	10,283,972	(1,339,259)
Viacom, Inc.	32,000	2,397,418	277,142
Vishay Intertechnology, Inc.	123,454	1,814,092	(222,770)
WABCO Holdings, Inc.	43,500	3,502,620	162,690
Wabtec Corp.	10,000	566,200	62,500
Wal-Mart Stores, Inc.	9,200	718,336	(37,904)
Walt Disney Co./The	12,400	807,984	(8,308)
Warner Chilcott PLC	342,327	6,802,037	1,020,134
Washington Post Co./The	1,432	742,005	133,448
Waste Management, Inc.	12,700	538,353	(14,605)
Waters Corp.	300	31,422	441
WellPoint, Inc.	4,600	412,274	(27,668)
Wells Fargo & Co.	69,700	3,098,015	(218,011)
Werner Enterprises, Inc.	11,200	275,663	(14,367)
Western Digital Corp.	186,900	12,949,848	(1,100,388)
WGL Holdings, Inc.	900	41,103	(2,664)
Whirlpool Corp.	49,700	6,406,827	871,241
WhiteWave Foods Co.	90,754	1,682,446	129,912
Whiting Petroleum Corp.	39,400	2,020,038	338,052
Whole Foods Market, Inc.	29,100	1,622,783	79,567
Williams-Sonoma, Inc.	34,300	1,996,946	(69,286)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Wisconsin Energy Corp.	18,100	$783,187	$(52,309)
Worthington Industries, Inc.	64,500	2,279,311	(58,576)
WR Grace & Co.	65,200	5,457,866	240,614
Wyndham Worldwide Corp.	70,000	4,188,800	79,100
Xcel Energy, Inc.	12,800	385,152	(31,744)
Xerox Corp.	251,300	2,443,008	142,869
Xilinx, Inc.	4,900	219,684	9,930
Yahoo!, Inc.	512,800	14,912,710	2,091,738
Zimmer Holdings, Inc.	17,400	1,473,258	(44,022)

			22,754,559

Total of Long Equity Positions			24,551,997

Short Positions

Bermuda
Assured Guaranty Ltd.	(127,600)	(2,882,741)	490,241
Energy XXI Bermuda Ltd.	(9,900)	(271,010)	(27,970)

			462,271

Canada
Brookfield Asset Management, Inc.	(37,900)	(1,403,130)	(14,330)
Enerplus Corp.	(39,200)	(648,368)	(1,960)
Lululemon Athletica, Inc.	(130,300)	(8,862,434)	(661,193)
Penn West Petroleum Corp.	(176,300)	(2,171,709)	209,490

			(467,993)

Ireland
Jazz Pharmaceuticals Co.	(102,700)	(7,393,897)	(2,051,422)

Netherlands
Core Laboratories NV	(34,000)	(5,266,940)	(486,200)

Switzerland
Foster Wheeler AG	(34,700)	(811,218)	(102,780)
Noble Corp.	(9,200)	(363,119)	15,635
Pentair Ltd.	(45,610)	(2,770,351)	(191,562)
Weatherford International Ltd.	(178,300)	(2,538,992)	(194,347)

			(473,054)

United Kingdom
Liberty Global PLC	(86,000)	(6,942,270)	118,169

United States
Actavis, Inc.	(21,700)	(2,949,670)	(175,130)
Actuant Corp.	(34,201)	(1,200,797)	(127,570)
Adobe Systems, Inc.	(24,500)	(1,177,715)	(94,815)
ADTRAN, Inc.	(203,900)	(5,411,506)	(20,390)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Advanced Micro Device, Inc.	(1,411,800)	$(5,636,043)	$271,203
Air Products & Chemicals, Inc.	(7,700)	(750,784)	(69,805)
Akamai Technologies, Inc.	(28,929)	(1,333,109)	(162,520)
Albemarle Corp.	(10,000)	(624,920)	(4,480)
Alcoa, Inc.	(130,900)	(1,056,363)	(6,545)
Alere, Inc.	(53,500)	(1,489,440)	(146,055)
Allegheny Technologies, Inc.	(145,500)	(3,945,161)	(495,499)
Allergan, Inc.	(30,121)	(2,763,127)	38,682
Alliance Data Systems Corp.	(24,300)	(4,590,390)	(548,331)
Altera Corp.	(61,900)	(2,195,881)	(104,323)
American Express Co.	(60,600)	(4,488,036)	(88,476)
AMETEK, Inc.	(3,300)	(151,173)	(693)
Amphenol Corp.	(23,899)	(1,834,965)	(14,339)
ANSYS, Inc.	(6,100)	(482,510)	(45,262)
Apache Corp.	(33,400)	(2,813,856)	(29,820)
Apollo Group, Inc.	(190,300)	(3,495,811)	(464,332)
Apple, Inc.	(27,400)	(11,758,727)	(1,304,223)
ARCH Capital Group, Inc.	(14,100)	(781,422)	18,189
Arch Coal, Inc.	(398,053)	(1,632,254)	(3,744)
Aruba Networks, Inc.	(226,900)	(4,009,127)	233,511
Ascena Retail Group, Inc.	(46,500)	(784,893)	(141,852)
Ashland, Inc.	(30,900)	(2,709,003)	(148,629)
athenahealth, Inc.	(38,700)	(4,267,449)	66,177
Atmel Corp.	(478,600)	(3,680,434)	119,650
Atwood Oceanics, Inc.	(44,100)	(2,527,289)	100,025
Automatic Data Processing, Inc.	(3,087)	(224,981)	1,544
Autonation, Inc.	(12,600)	(563,724)	(93,618)
AutoZone, Inc.	(900)	(392,373)	11,916
Avon Products, Inc.	(176,300)	(4,111,316)	479,536
Baker Hughes, Inc.	(120,400)	(5,751,488)	(160,152)
Bally Technologies, Inc.	(51,100)	(3,582,302)	(99,964)
Bank of America Corp	(96,600)	(1,424,850)	91,770
Bank of Hawaii Corp.	(4,300)	(236,113)	1,978
Bank of New York Mellon Corp./The	(41,765)	(1,326,874)	65,989
Baytex Energy Corp.	(19,500)	(807,729)	2,964
BB&T Corp.	(22,700)	(781,809)	15,684
Bed Bath & Beyond, Inc.	(25,100)	(1,916,555)	(25,181)
Bill Barrett Corp.	(122,934)	(2,892,637)	(194,236)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
BioMarin Pharmaceutical, Inc.	(56,700)	$(3,670,191)	$(424,683)
Black Hills Corp.	(9,283)	(492,370)	29,520
Boeing Co./The	(1,500)	(160,440)	(15,810)
BorgWarner, Inc.	(19,900)	(1,814,283)	(203,378)
Bristol-Myers Squibb Co.	(208,600)	(9,218,034)	(435,974)
Broadcom Corp.	(50,100)	(1,390,235)	87,134
Brookdale Senior Living, Inc.	(71,400)	(2,070,440)	192,620
Cablevision Systems Corp.	(91,700)	(1,738,632)	194,404
CACI International, Inc.	(7,500)	(492,579)	(25,746)
Cadence Design Systems, Inc.	(17,900)	(282,283)	40,633
Calpine Corp.	(31,555)	(595,545)	(17,569)
Campbell Soup Co.	(23,600)	(1,115,572)	154,816
CARBO Ceramics, Inc.	(9,300)	(722,889)	(198,834)
CarMax, Inc.	(203,601)	(9,740,272)	(128,269)
Carnival Corp.	(23,900)	(875,457)	95,361
Casey’s General Stores, Inc.	(2,200)	(152,526)	(9,174)
Cash America International, Inc.	(60,313)	(2,726,257)	(4,716)
Caterpillar, Inc.	(75,900)	(6,499,642)	171,859
Cavium, Inc.	(125,800)	(4,704,920)	(478,040)
CBRE Group, Inc.	(15,500)	(376,650)	18,135
Centene Corp.	(18,500)	(1,026,380)	(156,880)
CenturyLink, Inc.	(125,400)	(4,477,112)	542,060
Cepheid, Inc.	(145,300)	(5,112,647)	(559,865)
Cerner Corp.	(13,800)	(687,102)	(38,088)
CH Robinson Worldwide, Inc.	(45,600)	(2,763,360)	47,424
Charles Schwab Corp./The	(752,800)	(16,330,033)	415,841
Chart Industries, Inc.	(48,900)	(4,975,575)	(1,041,081)
Check Point Software Technologies Ltd.	(29,800)	(1,681,912)	(3,576)
Cheesecake Factory, Inc./The	(8,789)	(380,476)	(5,801)
Chesapeake Energy Corp.	(313,500)	(7,078,830)	(1,034,550)
Childrens Place Retail Stores, Inc./The	(39,700)	(2,196,233)	(100,809)
Chipotle Mexican Grill, Inc.	(26,100)	(10,674,117)	(514,953)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ciena Corp.	(290,800)	$(6,628,786)	$(635,398)
Cinncinnati Financial Corp.	(35,800)	(1,773,890)	85,562
Citrix Systems, Inc.	(27,400)	(1,782,918)	(151,796)
City National Corp.	(6,200)	(432,202)	18,910
Clean Harbors, Inc.	(18,000)	(1,009,719)	(46,161)
Cliffs Natural Resources, Inc.	(417,200)	(7,585,551)	(967,049)
Clorox Co./The	(8,200)	(717,090)	46,986
CMS Energy Corp.	(2,000)	(56,960)	4,320
Coach, Inc.	(325,100)	(19,281,681)	1,553,978
Coca-Cola Co./The	(84,900)	(3,462,920)	246,908
Cognizant Technology Solutions Corp.	(22,225)	(1,608,201)	(216,916)
Comerica, Inc.	(83,500)	(3,522,030)	239,645
Compass Minerals International, Inc.	(9,300)	(831,440)	122,129
Concho Resources, Inc.	(40,100)	(3,588,900)	(774,381)
Concur Technologies, Inc.	(69,000)	(6,127,200)	(1,497,300)
Consol Energy, Inc.	(338,100)	(9,883,723)	(1,493,342)
Continental Resources, Inc.	(44,300)	(4,256,787)	(494,831)
CR Bard, Inc.	(1,500)	(168,924)	(3,876)
Cree, Inc.	(25,767)	(1,792,353)	241,437
Crown Castle International Corp.	(48,400)	(3,656,451)	121,799
CSX Corp.	(17,400)	(441,122)	(6,754)
Cubist Pharmaceutical, Inc.	(500)	(32,260)	485
Cullen/Frost Bankers, Inc.	(5,300)	(381,971)	8,056
CVR Energy, Inc.	(3,400)	(156,196)	25,228
Cypress Semiconductor	(159,700)	(2,004,996)	513,398
Dana Holding Corp.	(51,013)	(1,090,452)	(74,685)
Danaher Corp.	(37,399)	(2,568,937)	(23,561)
Darden Restaurants, Inc.	(42,400)	(2,086,671)	123,975
Deckers Outdoor Corp.	(91,100)	(5,197,524)	(807,788)
Deere & Co.	(13,500)	(1,129,406)	30,641
Dell, Inc.	(67,600)	(888,264)	(42,588)
Denbury Resources, Inc.	(1,399)	(25,909)	154
DENTSPLY International, Inc.	(33,200)	(1,408,344)	(32,868)
DeVry, Inc.	(81,000)	(2,520,720)	45,360

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dick’s Sporting Goods, Inc.	(48,600)	$(2,469,346)	$(124,922)
Diebold, Inc.	(19,000)	(584,214)	26,374
Discovery Communications, Inc.	(23,000)	(1,939,130)	(2,530)
Dominion Resources, Inc.	(43,500)	(2,596,080)	(121,800)
Dow Chemical Co./The	(173,101)	(6,001,412)	(645,667)
DR Horton, Inc.	(28,000)	(545,383)	1,343
DreamWorks Animation SKG, Inc.	(76,100)	(1,953,908)	(211,898)
Dril-Quip, Inc.	(2,200)	(208,879)	(43,571)
DSW, Inc.	(11,200)	(869,120)	(86,464)
E*TRADE Financial Corp.	(3,100)	(41,819)	(9,331)
Eagle Materials, Inc.	(1,500)	(105,720)	(3,105)
Eastman Chemical Co.	(2,500)	(205,523)	10,773
eBay, Inc.	(7,659)	(405,111)	(22,185)
Ecolab, Inc.	(39,500)	(3,689,300)	(211,720)
Edwards Lifesciences Corp.	(13,200)	(932,777)	13,661
EI du Pont de Nemours & Co.	(48,800)	(2,788,432)	(69,296)
Electronic Arts, Inc.	(4,027)	(97,715)	(5,175)
EMC Corp.	(133,100)	(3,396,712)	(5,324)
Emerson Electric Co.	(17,900)	(1,052,520)	(105,610)
Energen Corp.	(1,900)	(126,115)	(19,026)
EQT Corp.	(11,400)	(952,128)	(59,280)
Equinix, Inc.	(48,300)	(9,094,875)	224,580
Exelon Corp.	(268,700)	(8,584,555)	620,287
Expeditors International of Washington, Inc.	(10,100)	(416,120)	(28,886)
F5 Networks, Inc.	(37,700)	(3,077,744)	(155,408)
Factset Research Systems, Inc.	(8,300)	(907,937)	2,407
Fairchild Semiconductor International, Inc.	(67,200)	(841,303)	(92,105)
Family Dollar Stores, Inc.	(34,600)	(2,342,420)	(149,472)
Fastenal Co.	(166,600)	(7,777,412)	(594,238)
Federated Investors, Inc.	(29,200)	(886,804)	93,732
Fidelity National Financial, Inc.	(48,700)	(1,199,609)	(95,811)
Finisar Corp.	(431,437)	(8,023,744)	(1,739,676)
First Horizon National Corp.	(291,400)	(3,530,231)	327,745
FirstEnergy Corp.	(55,400)	(2,141,052)	121,722

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FirstMerit Corp.	(60,700)	$(1,306,871)	$(10,926)
FLIR Systems, Inc.	(81,900)	(2,372,643)	(199,017)
Flowers Foods, Inc.	(56,450)	(1,333,913)	123,626
Flowserve Corp.	(3,300)	(189,255)	(16,632)
Fluor Corp.	(12,200)	(766,648)	(99,064)
FMC Corp.	(11,900)	(763,573)	(89,895)
FMC Technologies, Inc.	(102,800)	(5,943,896)	246,720
Forest City Enterprises, Inc.	(318,800)	(5,834,357)	(203,715)
Forest Oil Corp.	(38,000)	(201,780)	(30,020)
Fortinet, Inc.	(16,200)	(346,646)	18,434
Fossil Group, Inc.	(25,800)	(2,884,182)	(114,810)
Franklin Resources, Inc.	(3,150)	(153,121)	(6,111)
Freeport-McMoRan Copper & Gold, Inc.	(376,600)	(10,780,273)	(1,677,655)
FTI Consulting, Inc.	(67,706)	(2,512,570)	(46,717)
Gannett Co., Inc.	(64,334)	(1,695,844)	(27,664)
Garmin, Ltd.	(22,400)	(822,080)	(190,176)
GATX Corp.	(34,500)	(1,560,118)	(79,322)
General Mills, Inc.	(9,700)	(501,296)	36,472
Genesee & Wyoming, Inc.	(9,700)	(906,950)	5,141
Gentex Corp.	(153,810)	(3,599,154)	(336,844)
Geo Group, Inc./The	(16,251)	(576,049)	35,703
Gilead Sciences, Inc.	(88,000)	(5,288,800)	(241,120)
Global Payments, Inc.	(37,700)	(1,820,491)	(105,225)
GrafTech International Ltd.	(232,200)	(1,801,099)	(160,991)
Great Plains Energy, Inc.	(4,600)	(112,700)	10,580
Green Mountain Coffee Roasters, Inc.	(72,288)	(5,321,843)	(123,612)
Greenhill & Co., Inc.	(62,100)	(3,059,241)	(38,307)
Gulfport Energy Corp.	(126,200)	(6,541,867)	(1,577,841)
H&R Block, Inc.	(55,800)	(1,730,916)	243,288
Hain Celestial Group, Inc./The	(52,700)	(3,834,163)	(230,061)
Halliburton Co.	(23,400)	(1,072,422)	(54,288)
Hancock Holding Co.	(25,900)	(845,894)	33,152

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hanesbrands, Inc.	(7,511)	$(392,600)	$(75,410)
Harley-Davidson, Inc.	(35,800)	(2,008,565)	(291,227)
Harris Corp.	(34,100)	(1,955,308)	(66,822)
Hawaiian Electric Industries, Inc.	(2,958)	(79,481)	5,236
Helmerich & Payne, Inc.	(400)	(26,956)	(624)
Hertz Global Holdings, Inc.	(258,400)	(7,062,072)	1,335,928
Hexcel Corp.	(93,300)	(3,265,797)	(354,243)
Hologic, Inc.	(150,300)	(3,261,231)	157,536
Hospira, Inc.	(90,200)	(3,612,902)	75,258
IDEX Corp.	(7,022)	(411,489)	(46,696)
IDEXX Laboratories, Inc.	(14,500)	(1,391,236)	(53,689)
IHS, Inc.	(20,100)	(2,155,408)	(139,610)
Illinois Tool Works, Inc.	(10,399)	(762,143)	(30,989)
Informatica Corp.	(101,400)	(3,959,670)	8,112
Intel Corp.	(93,900)	(2,156,216)	4,028
InterDigital, Inc.	(10,300)	(387,718)	3,219
International Business Machines Corp.	(2,400)	(464,496)	20,064
Intersil Corp.	(112,958)	(974,828)	(293,691)
Intrepid Potash, Inc.	(229,300)	(4,272,261)	676,837
Intuitive Surgical, Inc.	(24,900)	(9,703,831)	334,708
IPG Photonics Corp.	(59,300)	(3,535,860)	196,677
Iron Mountain, Inc.	(57,897)	(1,624,096)	59,719
ITC Holdings Corp.	(12,300)	(1,163,703)	9,225
ITT Educational Services, Inc.	(15,400)	(451,014)	(26,386)
JB Hunt Transport Services, Inc.	(11,617)	(876,619)	29,391
JC Penney Co., Inc.	(232,300)	(3,672,550)	1,623,664
JetBlue Airways Corp.	(208,300)	(1,412,274)	24,996
Johnson Controls, Inc.	(108,600)	(4,447,170)	(59,730)
Joy Global, Inc.	(85,000)	(4,271,850)	(66,550)
Juniper Networks, Inc.	(281,900)	(5,960,125)	361,591
Kellogg Co.	(22,000)	(1,481,040)	188,980
Kennametal, Inc.	(26,600)	(1,098,983)	(113,977)
Key Energy Services, Inc.	(209,000)	(1,431,501)	(92,109)
Kirby Corp.	(50,600)	(4,203,342)	(176,088)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Knight Transportation, Inc.	(35,100)	$(599,003)	$19,151
Kohl’s Corp.	(74,300)	(3,927,548)	82,523
L Brands, Inc.	(89,100)	(4,696,258)	(747,752)
Laboratory Corp. of America Holdings	(35,000)	(3,397,117)	(72,783)
Lam Research Corp.	(37,400)	(1,888,966)	(25,540)
Lamar Advertising Co.	(95,300)	(4,235,788)	(246,171)
Las Vegas Sands Corp.	(96,800)	(5,416,928)	(1,012,528)
Leap Wireless International, Inc.	(126,987)	(2,208,304)	203,179
Legg Mason, Inc.	(53,800)	(1,838,884)	39,812
Leggett & Platt, Inc.	(33,900)	(1,082,227)	60,142
Leidos Holdings, Inc.	(9,875)	(380,177)	(69,333)
Lennar Corp.	(117,700)	(4,153,255)	(13,325)
Level 3 Communications, Inc.	(40,000)	(863,200)	(204,400)
Life Time Fitness, Inc.	(44,903)	(2,534,774)	223,617
Linear Technology Corp.	(7,200)	(287,104)	1,552
LKQ Corp.	(9,900)	(255,816)	(59,598)
Lockheed Martin Corp.	(11,500)	(1,347,726)	(119,099)
Lorillard, Inc.	(35,038)	(1,600,304)	31,303
Manitowoc Co., Inc./The	(158,801)	(3,240,513)	131,190
Markel Corp.	(2,000)	(1,094,040)	58,500
Marriott International, Inc.	(44,200)	(1,839,604)	(19,448)
Martin Marietta Materials, Inc.	(39,000)	(4,125,820)	297,190
Masimo Corp.	(65,800)	(1,563,834)	(189,078)
Mastercard, Inc.	(1,100)	(652,663)	(87,395)
McCormick & Co., Inc.	(10,800)	(784,038)	85,278
McDonald’s Corp.	(16,262)	(1,630,591)	66,024
MDU Resources Group, Inc.	(21,321)	(601,679)	5,330
Mead Johnson Nutrition Co.	(23,300)	(1,711,127)	(19,131)
MEDNAXX, Inc.	(36,400)	(3,468,556)	(186,004)
Men’s Wearhouse, Inc./The	(40,365)	(1,528,931)	154,503
Merck & Co., Inc.	(33,700)	(1,608,538)	4,081
MetLife, Inc.	(54,400)	(2,649,301)	95,221
Mettler-Toledo International, Inc.	(6,900)	(1,497,024)	(159,597)
Micro Devices, Inc.	(247,674)	(1,268,132)	(128,749)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Microchip Technology, Inc.	(27,600)	$(1,100,412)	$(11,592)
MICROS Systems, Inc.	(70,900)	(3,320,505)	(220,241)
Monster Beverage Corp.	(106,500)	(6,721,157)	1,156,532
Monster Worldwide, Inc.	(399,554)	(2,225,560)	459,531
Mosaic Co./The	(145,552)	(6,977,892)	716,245
MSC Industrial Direct Co., Inc.	(18,099)	(1,428,831)	(43,523)
Mylan, Inc.	(149,300)	(4,877,631)	(821,150)
National Fuel Gas Co.	(5,600)	(352,352)	(32,704)
Navistar International Corp.	(213,100)	(7,288,107)	(485,781)
NetApp, Inc.	(30,300)	(1,252,668)	(38,718)
NextEra Energy, Inc.	(2,999)	(254,795)	14,395
NII Holdings, Inc.	(197,900)	(1,489,873)	288,620
NIKE, Inc.	(14,600)	(924,910)	(135,634)
Nordson Corp.	(7,400)	(545,602)	740
Nordstrom, Inc.	(101,000)	(6,208,198)	531,998
Norfolk Southern Corp.	(6,900)	(509,086)	(24,629)
Northeast Utilities	(18,900)	(847,287)	67,662
Northern Trust Corp.	(9,800)	(579,572)	46,550
NRG Energy, Inc.	(74,006)	(2,104,737)	82,153
Nu Skin Enterprises	(44,681)	(3,652,225)	(625,534)
Nuance Communications, Inc.	(545,700)	(10,289,960)	88,098
Nucor Corp.	(45,400)	(2,072,056)	(153,452)
Oil States International, Inc.	(1,700)	(165,614)	(10,268)
ONEOK, Inc.	(25,400)	(1,250,005)	(104,323)
Onyx Pharmaceuticals, Inc.	(24,000)	(3,002,253)	10,173
Owens & Minor, Inc.	(600)	(21,576)	822
Owens Corning	(95,400)	(3,796,691)	173,400
PACCAR, Inc.	(4,099)	(236,225)	8,075
Penn National Gaming, Inc.	(12,600)	(669,375)	(28,161)
Penske Automotive Group, Inc.	(56,300)	(1,860,715)	(544,984)
Pepco Holdings, Inc.	(15,240)	(310,591)	29,261
PepsiCo, Inc.	(10,400)	(898,664)	71,864
Perrigo Co.	(38,400)	(4,858,948)	121,156
Philip Morris International, Inc.	(50,700)	(4,443,552)	53,439

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Pioneer Natural Resources Co.	(29,000)	$(4,577,360)	$(897,840)
Pitney Bowes, Inc.	(137,500)	(2,013,565)	(487,560)
Plantronics, Inc.	(8,800)	(420,353)	15,113
Polypore International, Inc.	(38,700)	(1,654,407)	68,868
PPL Corp.	(76,100)	(2,386,618)	74,700
Praxair, Inc.	(11,800)	(1,383,568)	(34,910)
Precision Castparts Corp.	(10,100)	(2,297,453)	2,329
priceline.com, Inc.	(5,700)	(5,130,743)	(631,672)
Principal Financial Group, Inc.	(58,600)	(2,344,864)	(164,388)
Progressive Corp./The	(185,400)	(4,876,020)	(172,422)
Prosperity Bancshares, Inc.	(3,200)	(188,416)	(9,472)
QEP Resources, Inc.	(78,100)	(2,317,687)	155,098
QUALCOMM, Inc.	(86,600)	(5,351,393)	(481,983)
Quality Systems, Inc.	(86,321)	(1,873,617)	(2,138)
Quanta Services, Inc.	(61,300)	(1,731,856)	45,493
Quest Diagnostics, Inc.	(18,700)	(1,097,706)	(57,767)
Questar Corp.	(7,400)	(175,824)	9,398
Quicksilver Resources, Inc.	(1,200)	(2,208)	(156)
Rackspace Hosting, Inc.	(237,200)	(10,530,479)	(1,984,193)
RadioShack Corp.	(17,500)	(72,137)	12,462
Rambus, Inc.	(56,132)	(562,443)	34,802
Range Resources Corp.	(66,700)	(5,239,285)	177,422
Red Hat, Inc.	(900)	(45,428)	3,902
Rent-A-Center, Inc.	(26,037)	(1,022,921)	30,912
Republic Services, Inc.	(16,600)	(585,980)	32,204
ResMed, Inc.	(5,883)	(267,559)	(43,181)
Riverbed Technology, Inc.	(77,900)	(1,294,035)	157,475
Rockwell Collins, Inc.	(37,800)	(2,669,163)	104,055
Roper Industries, Inc.	(7,900)	(1,040,430)	(9,243)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Rosetta Resources, Inc.	(48,500)	$(2,291,591)	$(349,719)
Rovi Corp.	(7,309)	(149,996)	9,882
Rowan Cos. PLC	(66,900)	(2,366,975)	(89,593)
Saks, Inc.	(74,900)	(1,190,161)	(3,745)
Salesforce.com, Inc.	(217,900)	(9,264,140)	(2,047,049)
Salix Pharmaceutical Ltd.	(97,552)	(6,948,629)	424,351
SanDisk Corp.	(111,370)	(6,884,965)	257,336
SandRidge Energy, Inc.	(32,700)	(182,335)	(9,287)
SBA Communications Corp.	(24,300)	(1,919,913)	(35,265)
SCANA Corp.	(1,200)	(62,976)	7,728
Schlumberger Ltd.	(44,200)	(3,657,108)	(248,404)
Schnitzer Steel Industries, Inc.	(17,200)	(431,548)	(42,140)
Science Applications International Corp.	(5,642)	(178,353)	(12,064)
Scotts Miracle-Gro Co./The	(16,500)	(825,330)	(82,665)
Scripps Networks Interactive, Inc.	(11,800)	(853,022)	(68,676)
Sealed Air Corp.	(145,100)	(3,997,505)	52,236
Sensata Technologies Holding NV	(74,100)	(2,735,031)	(100,776)
Sigma-Aldrich Corp.	(10,100)	(853,046)	(8,484)
Signature Bank Co.	(7,900)	(715,424)	(7,584)
Silicon Laboratories, Inc.	(2,303)	(104,948)	6,587
Skyworks Solutions, Inc.	(180,100)	(4,320,290)	(153,394)
Solera Holdings, Inc.	(10,400)	(580,196)	30,348
Sotheby’s	(103,200)	(4,258,032)	(812,184)
Southern Co./The	(53,900)	(2,405,888)	186,286
Southwestern Energy Co.	(122,700)	(4,803,705)	339,879
Spectra Energy Corp.	(37,200)	(1,350,550)	77,194
Spirit Aerosystems Holdings, Inc.	(32,300)	(795,655)	12,703
Stanley Black & Decker, Inc.	(37,400)	(3,108,688)	(278,630)
Staples, Inc.	(69,455)	(1,143,924)	126,408
State Street Corp.	(8,000)	(554,240)	28,240
Stericycle, Inc.	(4,000)	(471,720)	10,120

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Stifel Financial Corp.	(74,081)	$(2,772,839)	$(280,780)
Strayer Education, Inc.	(29,300)	(1,408,585)	192,049
Stryker Corp.	(612)	(43,379)	2,013
SunEdison, Inc.	(467,700)	(4,232,271)	504,702
SUPERVALU, Inc.	(125,300)	(929,491)	(101,728)
SVB Financial Group	(14,500)	(1,279,335)	26,970
Swift Energy Co.	(16,500)	(196,050)	7,620
Synovus Financial Corp.	(1,914,100)	(6,240,064)	(76,466)
Sysco Corp.	(27,900)	(1,005,237)	117,180
T Rowe Price Group, Inc.	(30,500)	(2,414,990)	221,125
Take-Two Interactive Software, Inc.	(100,726)	(1,680,110)	(149,074)
Target Corp.	(29,300)	(2,124,193)	249,579
TCF Financial Corp.	(179,800)	(2,832,748)	265,204
TECO Energy, Inc.	(51,500)	(917,619)	65,809
Tempur Sealy International, Inc.	(52,600)	(2,245,655)	(66,641)
Tenet Healthcare Corp.	(187,975)	(7,946,113)	203,423
Tenneco, Inc.	(29,974)	(1,488,008)	(25,679)
Teradata Corp.	(62,100)	(3,611,424)	168,600
Teradyne, Inc.	(33,200)	(592,620)	44,156
Texas Instruments, Inc.	(31,900)	(1,188,594)	(96,019)
Textron, Inc.	(177,203)	(5,049,090)	156,515
TIBCO Software, Inc.	(8,000)	(184,354)	(20,366)
Tidewater, Inc.	(22,000)	(1,337,897)	33,517
Tiffany & Co.	(116,100)	(9,151,002)	255,420
Toll Brothers, Inc.	(8,900)	(303,579)	14,952
TreeHouse Foods, Inc.	(17,601)	(1,223,445)	47,171
Trimble Navigation Ltd.	(102,100)	(2,791,612)	(241,779)
Trinity Industries, Inc.	(18,900)	(745,225)	(111,890)
Triumph Group, Inc.	(29,500)	(2,441,765)	370,275
Ultra Petroleum Corp.	(227,300)	(4,911,883)	236,322

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ultra Salon, Inc.	(34,200)	$(3,379,019)	$(706,513)
Under Armour, Inc.	(103,200)	(6,438,392)	(1,760,848)
United Continental Holdings, Inc.	(70,200)	(2,417,977)	262,135
United Natural Foods, Inc.	(13,247)	(774,685)	(115,779)
United Therapeutics Corp.	(2,800)	(196,000)	(24,780)
UnitedHealth Group, Inc.	(40,800)	(2,915,160)	(6,528)
Universal Corp.	(4,100)	(254,610)	45,797
Urban Outfitters, Inc.	(95,718)	(4,101,516)	581,965
Vail Resorts, Inc.	(13,900)	(915,037)	(49,345)
Valley National Bancorp.	(61,099)	(595,715)	(12,220)
ValueClick, Inc.	(17,731)	(403,427)	33,736
Varian Medical Systems, Inc.	(32,800)	(2,370,128)	(81,016)
VCA Antech, Inc.	(96,500)	(2,709,720)	59,830
Vectren Corp.	(400)	(14,552)	1,212
VeriSign, Inc.	(55,600)	(2,543,144)	(286,340)
VF Corp.	(1,200)	(236,328)	(2,532)
Viropharma, Inc.	(56,800)	(1,970,491)	(261,749)
Visa, Inc.	(600)	(113,952)	(708)
Volcano Corp.	(139,100)	(2,747,854)	(579,417)
Waddell & Reed Financial, Inc.	(27,400)	(1,359,314)	(51,238)
Walgreen Co.	(757)	(38,312)	(2,415)
Walter Energy, Inc.	(187,820)	(2,574,366)	(60,749)
Waste Connections, Inc.	(2,700)	(116,478)	(6,129)
Watsco, Inc.	(15,000)	(1,424,100)	10,050
Weight Watchers International, Inc.	(36,267)	(1,573,299)	218,001
Wendy’s Co./The	(98,100)	(656,289)	(175,599)
WESCO International, Inc.	(16,400)	(1,186,212)	(68,880)
Westar Energy, Inc.	(9,101)	(306,704)	27,758
Western Union Co./The	(522,600)	(9,069,797)	(681,919)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Williams Cos., Inc./The	(61,300)	$(2,144,714)	$(84,154)
Windstream Holdings, Inc.	(39,700)	(321,371)	3,771
WMS Industries, Inc.	(13,413)	(345,282)	(2,786)
Wolverine World Wide, Inc.	(3,500)	(197,803)	(6,002)
Woodward, Inc.	(40,500)	(1,703,592)	49,977
World Fuel Services Corp.	(6,810)	(276,136)	22,055
WR Berkley Corp.	(7,901)	(349,698)	11,061
WW Grainger, Inc.	(1,900)	(498,788)	1,539
Wynn Resorts Ltd.	(6,600)	(889,305)	(153,561)
Yum! Brands, Inc.	(20,300)	(1,464,683)	15,466
Zions BanCorp.	(172,000)	(5,254,600)	538,360

			(24,619,605)

Total of Short Equity Positions			(27,517,834)

Total of Long and Short Equity Positions			(2,965,837)

Net Cash and Other Receivables/ (Payables) (b)			(18,322,359)

Swaps, at Value			$(21,288,196)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $234,458,327 for both Morgan Stanley total return basket swaps at September 30, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at September 30, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	03/04/2014 – 07/23/2015	$6,634,404

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2013.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Ainsworth Lumber Co., Ltd.	1,773,922	$6,739,486	$80,310
CML HealthCare, Inc.	462,365	4,775,418	45,513
Petrominerales Ltd.	490,455	5,580,583	(9,666)
Platino Energy Corp.	47,188	54,732	(18,083)
Uranium One, Inc.	2,297,156	6,106,029	249,871

			347,945

Germany
Kabel Deutschland Holding AG	89,084	10,272,004	200,948

Ireland
Elan Corp. PLC	1,491,946	23,000,731	243,788

Netherlands
DE Master Blenders 1753 NV	—	3,749,182	(2,629)
Koninklijke KPN NV	2,876,266	8,894,931	263,404

			260,775

United States
Active Network, Inc./The	407,881	5,846,164	(9,387)
Astex Pharmaceuticals, Inc.	181,100	1,534,843	885
Belo Corp.	488,122	6,710,361	(23,090)
BlackBerry Ltd.	487,084	4,143,208	(270,890)
Boise, Inc.	3,485	43,629	282
CapitalSource, Inc.	168,768	2,026,787	(21,823)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CapLease, Inc.	548,587	$4,645,743	$11,761
Colonial Properties Trust	91,563	2,281,750	(222,498)
CommonWealth REIT	72,355	1,707,578	(122,280)
Compuware Corp.	110,554	1,210,566	27,638
Cooper Tire & Rubber Co.	542,371	17,277,448	(572,421)
Dell, Inc.	1,304,230	17,617,088	342,159
Greenway Medical Technologies	4,614	93,696	1,583
Harris Teeter Supermarkets, Inc.	262,033	12,889,957	(554)
Health Management Associates, Inc.	2,081,260	26,931,736	(291,608)
Hi-Tech Pharmacal Co., Inc.	161,707	6,965,145	12,513
Hudson City BanCorp., Inc.	1,697,452	16,397,386	(1,035,446)
Lender Processing Services, Inc.	348,141	11,323,757	258,895
Life Technologies Corp.	240,368	17,937,691	49,047

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Maidenform Brands, Inc.	146,035	$3,415,887	$14,476
MAKO Surgical Corp.	298,459	8,800,428	7,097
Molex, Inc.	138,884	5,323,308	(6,829)
Molex, Inc.	231,820	8,942,995	(13,289)
NV Energy, Inc.	533,916	12,621,470	(15,713)
NYSE Euronext	418,683	17,412,095	164,217
OfficeMax, Inc.	193,187	2,274,555	196,307
Omnicom Group, Inc.	188,694	11,835,153	135,594
Onyx Pharmaceuticals, Inc.	153,124	18,995,095	94,874
Optimer Pharmaceuticals, Inc.	109,110	1,376,946	(2,160)
rue21, Inc.	398,883	16,411,901	(320,961)
Saks, Inc.	392,259	6,240,801	11,807
SHFL Entertainment, Inc.	229,908	5,244,719	43,165
Sourcefire, Inc.	182,932	13,818,949	69,248
Sterling Financial Corp.	41,946	1,194,870	6,883
Stewart Enterprises, Inc.	548,248	7,196,487	7,492
Taylor Capital Group, Inc.	6,333	135,633	4,643
TMS International Corp.	34,738	604,891	940
Vanguard Health Systems, Inc.	257,950	5,383,725	35,805
Volterra Semiconductor Corp.	62,272	1,428,200	4,056
Warner Chilcott PLC	751,852	15,232,313	1,947,505
WMS Industries, Inc.	404,793	10,420,055	84,324
Zoltek Cos., Inc.	16,314	270,443	1,837

			606,084

Total of Long Equity Positions			1,659,540

Short Positions

France
Publicis Groupe SA	(153,404)	(12,057,019)	(145,994)
Schneider Electric SA	(42,436)	(3,516,692)	(74,142)

			(220,136)

United States
Actavis, Inc.	(120,500)	(15,387,569)	(1,964,431)
Community Health Systems, Inc.	(145,577)	(6,012,674)	(28,772)
Fidelity National Financial, Inc.	(159,426)	(3,997,408)	(243,323)
IntercontinentalExchange, Inc.	(75,163)	(13,470,612)	(165,459)
Louisiana-Pacific Corp.	(197,632)	(3,361,447)	(114,900)
M&T Bank Corp.	(143,004)	(16,907,363)	902,355
MB Financial, Inc.	(4,073)	(111,772)	(3,249)
Mid-America Apartment Communities, Inc.	(32,520)	(2,250,059)	217,559
Office Depot, Inc.	(524,146)	(2,337,783)	(193,842)
PacWest Bancorp.	(46,857)	(1,640,457)	30,450

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Perrigo Co.	(114,101)	$(14,172,988)	$95,206
Umpqua Holdings Corp.	(72,405)	(1,170,926)	(3,483)

			(1,471,889)

Total of Short Equity Positions			(1,692,025)

Total of Long and Short Equity Positions			(32,485)

Net Cash and Other Receivables/ (Payables) (b)			6,666,889

Swaps, at Value			$6,634,404

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Additional collateral for this position held with Morgan Stanley is included in the collateral noted in the other Morgan Stanley total return basket swaps.

See notes to Schedule of Investments.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2013, the Trust consists of twenty-three active series, of which nine of the active series (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund and AQR Multi-Strategy Alternative Fund are presented in this book and the remaining fourteen active series are reported in a separate book. AQR Capital Management, LLC (“the Advisor”) serves as the investment Advisor of each Fund. The Advisor has retained CNH Partners, LLC (“the Sub-Advisor”), an affiliate of the Advisor, to serve as an investment Sub-Advisor to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Diversified Arbitrage Fund is to seek positive absolute returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform, after expenses, the BofA Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using arbitrage and alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The Fund offers Class I and Class N shares.

The investment objective of the AQR Long-Short Equity Fund (“The Fund”) is to seek capital appreciation.

The investment objective of the AQR Managed Futures Strategy Fund is to seek positive absolute returns. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests primarily in a portfolio of futures contracts, futures-related instruments and total return swaps. The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, forward contracts, and total return swaps across four major asset classes (commodities, currencies, fixed-income and equities); however this universe of investments is subject to change under varying market conditions as these instruments evolve over time. The Fund offers Class I and Class N shares.

The investment objective of the Managed Futures Strategy HV Fund (“The Fund”) is to seek positive absolute returns.

The investment objective of the AQR Risk-Balanced Commodities Strategy Fund is to seek total return. The Fund pursues its investment objective by investing in a portfolio of commodity futures contracts. The Fund seeks to balance risks across commodity sectors, managing risk over time through volatility targeting and drawdown control, and improving returns using information on commodity fundamentals and trends. The fund can go long or short individual commodity contracts, but will always be net long commodities as a whole. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market fixed income, sovereign debt, the credit spreads of mortgage-backed securities and corporate and sovereign debt, developed and emerging market currencies, and commodities). The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity II MV Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities). The “MV” in the Fund’s name reflects its “moderate volatility” approach. On average, the Advisor will target an annualized volatility level of 10% and expects the Fund’s targeted annualized volatility will typically range from 7% to 13%. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity II HV Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities). The “HV” in the Fund’s name reflects its “high volatility” approach. On average, the Advisor, will target an annualized volatility level of 15% and expects that the Fund’s targeted annualized volatility will typically range from 10% to 20%. The Fund offers Class I and Class N shares.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

The investment objective of the AQR Multi-Strategy Alternative Fund is to seek positive absolute returns. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options and swaps. The Fund offers Class I and Class N shares.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund and AQR Multi-Strategy Alternative Fund include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., and AQR Multi-Strategy Alternative Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or future periods.

AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, and AQR Multi-Strategy Alternative Fund may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT September 30, 2013	% OF TOTAL NET ASSETS AT September 30, 2013

AQR Managed Futures Strategy Offshore Fund, Ltd.	January 6, 2010	$1,154,639,361	23.1%
AQR Managed Futures Strategy HV Offshore Fund	July 16, 2013	6,355,393	23.1%
AQR Risk-Balanced Commodities Strategy Offshore Fund, Ltd.	July 9, 2012	13,313,919	22.6%
AQR Risk Parity Offshore Fund, Ltd.	September 30, 2010	210,595,996	20.0%
AQR Risk Parity II MV Offshore Fund, Ltd.	November 5, 2012	8,433,348	15.1%
AQR Risk Parity II HV Offshore Fund, Ltd.	November 5, 2012	6,509,912	23.1%
AQR Multi-Strategy Alternative Offshore Fund, Ltd.	July 18, 2011	231,779,227	15.7%

Statement refreshed on Mon Oct 28 13:23:20 EDT 2013

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). The Funds Board of Trustees has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Advisor. Equity securities, including securities sold short and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) shall generally be the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value factor to international securities traded outside of the Western Hemisphere on a daily basis utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices, yields, maturities and ratings and are not necessarily reliant on quoted prices. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Total return swap contracts are valued at fair value, based on the price of the underlying referenced instrument.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Loan Participations and Assignments: The Diversified Arbitrage Fund invests in loan participations and assignments. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when the Fund purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: Certain Funds sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Master Agreements: Certain Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Funds. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted for the benefit of a Fund is held in a segregated account by a custodian of the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash, debt securities issued by the U.S. Government and related agencies, other securities or money market funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. For swaps, futures and forward foreign currency exchange contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity. The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net only within a derivative type when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker,

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

will be made on a periodic basis as the price of the underlying instruments fluctuates. Realized gains or losses, represent the difference between the value of the contract at the time it was opened and the value at the time it was closed. Securities deposited as initial margin are designated in the Schedules of Investments. The use of long futures contracts subjects the Funds to risk of loss up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Schedule of Investments. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Schedule of Investments. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: The AQR Risk Parity Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments. Non-deliverable interest rate swaps are settled with the counterparty in cash without the delivery of foreign currency.

High Yield Securities: Certain Funds invests in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Repurchase Agreements: The AQR Risk Parity II HV Fund may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Master repurchase agreements govern transactions between a Fund and select counterparties. The master repurchase agreements maintain provisions for, among other things, initiation, income payments, events of default, maintenance of collateral for repurchase agreements and the disposition of such collateral following an event of default. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Reverse Repurchase Agreements: The AQR Risk Parity II HV Fund enters into under the terms of the Master Repurchase Agreement reverse repurchase agreements, the Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are valued based on the amount of cash received plus accrued interest, which represents fair value. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited.

Options: Certain Funds may write and purchase put and call options from time to time. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period ended September 30, 2013 for AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS

	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2012	(3,986)	$(183,593)
Options written	(117,412)	(2,109,901)
Options expired	63,797	405,329
Options exercised	52,056	1,846,614
Options outstanding, September 30, 2013	(5,545)	$(41,551)

	CALL OPTIONS

	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2012	(725)	$(35,916)
Options written	(16,764)	(472,527)
Options expired	1,689	18,450
Options exercised	14,368	479,755
Options outstanding, September 30, 2013	(1,432)	$(10,238)

Securities Lending: The AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund may lend securities to brokers approved by the Advisor in order to generate additional income. Securities loaned are collateralized by cash, which is invested in various JPMorgan Money Market Funds. Upon termination of a loan, the Fund is required to return to the borrower the posted cash collateral. Loans are subject to termination by the Fund or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments, net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned.

The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

4. Federal Income Tax Matters

At September 30, 2013, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Diversified Arbitrage Fund	$2,652,952,711	$106,551,391	$(56,153,232)	$50,398,159
AQR Long-Short Equity Fund	5,203,447	—	—	—
AQR Managed Futures Strategy Fund	4,801,971,243	—	(26,381,425)	(26,381,425)
AQR Managed Futures Strategy HV Fund	26,964,038	—	(60,357)	(60,357)
AQR Risk-Balanced Commodities Strategy Fund	69,686,280	—	(10,563,360)	(10,563,360)
AQR Risk Parity Fund	1,030,553,096	—	(4,674,293)	(4,674,293)
AQR Risk Parity II MV Fund	55,661,484	—	(1,338,882)	(1,338,882)
AQR Risk Parity II HV Fund	36,666,272	—	(1,134,258)	(1,134,258)
AQR Multi-Strategy Alternative Fund	1,506,634,907	185,373,730	(9,657,314)	175,716,416

Statement refreshed on Mon Oct 28 13:33:34 EDT 2013

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside North America are fair valued daily based on the application of a fair value factor, and therefore are considered Level 2 (Note 2). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, as well as quotations from counterparties and other market participants. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including futures, forwards, and swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap contract increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Securities, for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. On a quarterly basis the VC meets to review the results of back test reports generated by the Advisor’s internal risk department. The VC prepares for the Funds’ Board of Trustees an analysis relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade execution prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, third party model prices are reviewed against internal model prices.

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the interrelationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 instruments for which prior transaction or third party pricing information was used without adjustment.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of September 30, 2013 in valuing the Funds’ assets carried at fair value:

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$805,304,426	$96,450,609	$18,079,046	$919,834,081
Convertible Preferred Stocks†	18,040,262	22,913,556	24,787,233	65,741,051
Corporate Bonds†	—	237,988,161	66,315,865	304,304,026
Convertible Bonds†	—	231,672,492	2,671,127	234,343,619
Bank Loans†	—	6,218,084	15,577,500	21,795,584
Closed End Funds†	82,038,342	1,164,024	—	83,202,366
Preferred Stocks†	1,743,041	2,078,213	20,797,716	24,618,970
Rights†	—	—	2,835	2,835
Short-Term Investments	—	165,494,635	—	165,494,635
Warrants†	23,541,311	6,050,040	2,278,567	31,869,918
Money Market Funds	—	850,531,480	—	850,531,480
Purchased Options	1,496,880	—	—	1,496,880
Futures Contracts*	1,443,090	—	—	1,443,090
Total Return Basket Swaps Contracts*	—	58,706,081	—	58,706,081

Total Assets	$933,607,352	$1,679,267,375	$150,509,889	$2,763,384,616

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
LIABILITIES
Common Stocks (Sold Short)†	$(386,546,453)	$(13,958,342)	$—	$(400,504,795)
Closed End Funds (Sold Short)†	(1,335)	—	—	(1,335)
Exchange-Traded Funds (Sold Short)	(25,556,569)	—	—	(25,556,569)
Preferred Stocks (Sold Short)†	—	(15,843,320)	—	(15,843,320)
U.S. Treasury Obligations (Sold Short)†	—	(3,071,231)	—	(3,071,231)
Written Options (Sold Short)*	—	—	(5,545)	(5,545)
Forward Foreign Currency Exchange Contracts*	—	(1,105,373)	—	(1,105,373)
Credit Default Swap Contracts*	—	(7,370,676)	—	(7,370,676)
Futures Contracts*	(963,852)	—	—	(963,852)

Total Liabilities	$(413,068,209)	$(41,348,942)	$(5,545)	$(454,422,696)

Refreshed on Mon Oct 28 13:36:15 EDT 2013

*	Derivative instruments, including futures, total return basket swaps and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap and option contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements*

	Fair Value at 9/30/2013	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Common Stocks	$620,359	Enterprise Value Waterfall	Last/Mid Price	$508,491.35	N/A
			Volatility	72.62%	N/A
	$1,358,320	As Converted Equivalent	Strike Price	$1.55	N/A
			Discount for lack of marketability**	23.70%	N/A
			Volatility	43.41%	N/A
Preferred Stocks	$2,798,791	Discounted Cash Flows	Discounted Rates	6.9%	6.9%
			Discount for lack of marketability **	1.38% - 3.34%	2.36%
			Volatility	33.52%	N/A
	$881,376	Equity Value Waterfall	Discount for lack of marketability **	5.00%	N/A
			Volatility	43.41%	N/A
Convertible Preferred Stocks	$28,819	Options Price Model	Conversion Price	$4.00	N/A
			Underlying Price	$0.18	N/A
			Discount for lack of marketability **	14.84%	N/A
			Volatility	45.73%	N/A
Corporate Bonds***	$104,546	Liquidation Analysis	Underlying Price	$0.0041	N/A
			Volatility	109.18%	N/A
	$4,832	Discounted Cash Flows	Discounted Rate	32.50%	N/A
			Volatility	76.13%	N/A
Convertible Bonds***	$2,632,388	Options Price Model	Enterprise Value	$11.69 -$9,362.84	$9,362.84
			Conversion Price	$1.00 - $5.32	$2.88
			Underlying Price	$0.002 -$3.96	$2.48
			Discount for lack of marketability **	0.00% -18.98%	5.39%
			Volatility	45.73% -61.22%	58.12%
Warrants	$803,119	Black Scholes Model	Strike Price	$0.47 - $23.60	$1.87
			Underlying Price	$0.26 - $8.55	$1.22
			Discount for lack of marketability **	0% - 58.78%	16.00%
			Volatility	53.53% -83.62%	64.20%
			Risk-Free Rate	0.34% - 1.54%	1.43%

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At September 30, 2013, the value of these securities was $141,277,338. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
***	Certain positions in convertible and corporate bonds whose fair valuation is based on Management’s estimates of potential recoveries on litigation proceedings, have not been included in the table above.

Level 3 values are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discount, theoretical value, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	CONVERTIBLE PREFERRED STOCKS	CORPORATE BONDS	CONVERTIBLE BONDS	BANK LOANS	PREFERRED STOCKS	RIGHTS	WARRANTS	SHORT COMMON STOCK	WRITTEN OPTION
Balance as of December 31, 2012	$24,333,266	$8,469,674	$89,519,605	$26,292,911	$—	$—	$2,835	$2,824,399	$(32,207)	$—
Accrued discounts/(premiums)	—	—	(155,484)	(2,207)	191	—	—	—	—	—
Realized gain/(loss)	641,478	159,021	(2,694,677)	(165,678)	—	3	—	742,726	890,423	(66)
Change in unrealized appreciation/(depreciation)	(2,637,662)	494,024	1,217,967	(1,324,025)	28,794	146,603	—	(973,638)	(858,216)	29,499
Purchases	8,355,558	11,682,706	25,848,432	164,160	—	20,651,113	—	6	—	(25,749)
Sales	(20,411,565)	(8,009,483)	(51,932,885)	(22,294,034)	—	(3)	—	(1,135,421)	—	66
Transfers in to Level 3	8,484,900	11,991,291	23,781,532	—	15,548,515	—	—	1,152,718	—	(9,295)
Transfers out of Level 3	(686,929)	—	(19,268,625)	—	—	—	—	(332,223)	—	—
Balance as of September 30, 2013	$18,079,046	$24,787,233	$66,315,865	$2,671,127	$15,577,500	$20,797,716	$2,835	$2,278,567	$—	$(5,545)
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2013	$(2,160,966)	$658,388	$(1,585,617)	$(1,478,158)	$28,794	$146,604	$—	$576,847	$—	$29,499

AQR LONG-SHORT EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$5,203,447	$—	$5,203,447
Forward Foreign Currency Exchange Contracts*	—	29,103	—	29,103
Total Return Basket Swap Contracts*	—	95,956	—	95,956

Total Assets	$—	$5,328,506	$—	$5,328,506

LIABILITIES
Futures Contracts*	$(17,159)	$—	$—	$(17,159)
Total Return Swap Contracts*	—	(262)	—	(262)
Total Liabilities	$(17,159)	$(262)	$—	$(17,421)

Refreshed on Tue Oct 29 15:10:35 EDT 2013

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Futures Contracts*	$13,261,663	$—	$—	$13,261,663
Short-Term Investments	—	1,110,693,610	—	1,110,693,610
Money Market Funds	—	3,664,896,208	—	3,664,896,208

Total Assets	$13,261,663	$4,775,589,818	$—	$4,788,851,481

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(18,969,638)	$—	$(18,969,638)
Futures Contracts*	(32,082,006)	—	—	(32,082,006)
Total Return Swap Contracts*	—	(63,747,810)	—	(63,747,810)

Total Liabilities	$(32,082,006)	$(82,717,448)	$—	$(114,799,454)

Refreshed on Mon Oct 28 13:38:06 EDT 2013

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR MANAGED FUTURES STRATEGY HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$5,676,378	$—	$5,676,378
Money Market Funds	—	21,227,303	—	21,227,303
Futures Contracts*	92,158	—	—	92,158

Total Assets	$92,158	$26,903,681	$—	$26,995,839

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(175,845)	$—	$(175,845)
Futures Contracts*	(269,842)	—	—	(269,842)
Total Return Swap Contracts*	—	(732,158)	—	(732,158)

Total Liabilities	$(269,842)	$(908,003)	$—	$(1,177,845)

Refreshed on Mon Oct 28 13:45:58 EDT 2013

*	Derivative instruments, including futures, forward foreign currency exchange, interest rate swap and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap contracts are reported at market value.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$2,599,935	$—	$2,599,935
Money Market Funds	—	56,522,985	—	56,522,985

Total Assets	$—	$59,122,920	$—	$59,122,920

LIABILITIES
Futures Contracts*	$(210,780)	$—	$—	$(210,780)
Total Return Swap Contracts*	—	(756,749)	—	(756,749)

Total Liabilities	$(210,780)	$(756,749)	$—	$(967,529)

Refreshed on Tue Oct 29 15:05:34 EDT 2013

*	Derivative instruments, including futures and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$230,453,893	$—	$230,453,893
U.S. Treasury Obligations	—	166,093,686	—	166,093,686
Money Market Funds	—	482,819,119	—	482,819,119
Government Related Obligations*	—	146,512,105	—	146,512,105
Futures Contracts*	4,900,036	—	—	4,900,036
Credit Default Swap Contracts*	—	14,702,230	—	14,702,230
Interest Rate Swap Contracts*	—	4,496,369	—	4,496,369
Total Return Swap Contracts*	—	3,480,191	—	3,480,191

Total Assets	$4,900,036	$1,048,557,593	$—	$1,053,457,629

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(3,426,023)	$—	$(3,426,023)
Credit Default Swap Contracts*	—	(3,242,936)	—	(3,242,936)
Futures Contracts*	(2,430,044)	—	—	(2,430,044)
Interest Rate Swap Contracts*	—	(14,217,000)	—	(14,217,000)
Total Return Swap Contracts*	—	(3,878,104)	—	(3,878,104)

Total Liabilities	$(2,430,044)	$(24,764,063)	$—	$(27,194,107)

Refreshed on Tue Oct 29 15:18:08 EDT 2013

*	Derivative instruments, including futures, forward foreign currency exchange, interest rate swap and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap contracts are reported at market value.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$9,185,338	$—	$9,185,338
Short-Term Investments	—	9,590,653	—	9,590,653
U.S. Treasury Obligations	—	10,535,495	—	10,535,495
Money Market Funds	—	25,011,116	—	25,011,116
Futures Contracts*	579,930	—	—	579,930
Total Return Swap Contracts*	—	36,893	—	36,893

Total Assets	$579,930	$54,359,495	$—	$54,939,425

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(271,243)	$—	$(271,243)
Futures Contracts*	(155,771)	—	—	(155,771)
Total Return Swap Contracts*	—	(241,634)	—	(241,634)

Total Liabilities	$(155,771)	$(512,877)	$—	$(668,648)

Refreshed on Tue Oct 29 15:16:59 EDT 2013

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY II HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations†	$—	$6,927,553	$—	$6,927,553
Repurchase Agreements	—	1,050,250	—	1,050,250
Short-Term Investments	—	4,649,448	—	4,649,448
U.S. Treasury Obligations†	—	7,763,792	—	7,763,792
Money Market Funds	—	15,140,971	—	15,140,971
Futures Contracts*	360,125	—	—	360,125
Total Return Swap Contracts*	—	164,647	—	164,647

Total Assets	$360,125	$35,696,661	$—	$36,056,786

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(8,612,875)	$—	$(8,612,875)
Forward Foreign Currency Exchange Contracts*	—	(191,963)	—	(191,963)
Futures Contracts*	(100,067)	—	—	(100,067)
Total Return Swap Contracts*	—	(188,228)	—	(188,228)

Total Liabilities	$(100,067)	$(8,993,066)	$—	$(9,093,133)

Refreshed on Tue Oct 29 15:17:20 EDT 2013

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$50,215,018	$635,032,620	$—	$685,247,638
Convertible Preferred Stocks†	13,892,022	3,501,568	—	17,393,590
Corporate Bonds†	—	12,650,057	2,218,160	14,868,217
Convertible Bonds†	—	380,182,780	—	380,182,780
Preferred Stocks†	1,579,975	4,607,036	—	6,187,011
Rights	—	4,857	—	4,857
Short-Term Investments	—	58,643,429	—	58,643,429
Money Market Funds	—	519,437,161	—	519,437,161
Purchased Options	386,640	—	—	386,640
Futures Contracts*	3,803,666	—	—	3,803,666
Credit Default Swap Contracts*	—	1,205,811	—	1,205,811
Total Return Swap Contracts*	—	1,270,393	—	1,270,393

Total Assets	$69,877,321	$1,616,535,712	$2,218,160	$1,688,631,193

LIABILITIES
Common Stocks (Sold Short)†	$(311,118,914)	$(528,571,106)	$—	$(839,690,020)
Exchange-Traded Funds (Sold Short)	(1,121,059)	—	—	(1,121,059)
Preferred Stocks (Sold Short)†	—	(2,346,966)	—	(2,346,966)
Rights (Sold Short)	—	(110,484)	—	(110,484)
U.S. Treasury Obligations (Sold Short)†	—	(1,330,501)	—	(1,330,501)
Written Options (Sold Short)*	—	—	(1,432)	(1,432)
Forward Foreign Currency Exchange Contracts*	—	(3,794,018)	—	(3,794,018)
Futures Contracts*	(3,905,524)	—	—	(3,905,524)
Total Return Basket Swaps Contracts	—	(17,333,475)	—	(17,333,475)
Total Return Swap Contracts*	—	(1,485,378)	—	(1,485,378)

Total Liabilities	$(316,145,497)	$(554,971,928)	$(1,432)	$(871,118,857)

Refreshed on Tue Oct 29 15:48:40 EDT 2013

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap, written options and total return basket swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period.

	COMMON	CORPORATE	CONVERTIBLE	WRITTEN
AQR MULTI-STRATEGY ALTERNATIVE FUND	STOCKS	BONDS	BONDS	OPTIONS
Balance as of December 31, 2012	$10,461	$1,253,906	$1,995,309	$—
Accrued discounts/(premiums)	—	(28,421)	—	—
Realized gain/(loss)	212	(9,375)	23,918	(984)
Change in unrealized appreciation/(depreciation)	458	22,842	(23,918)	7,762
Purchases	—	2,229,208	—	(7,704)
Sales	(11,131)	(1,250,000)	(1,995,309)	984
Transfers in to Level 3	—	—	—	(1,490)
Transfers out of Level 3	—		—

Balance as of September 30, 2013	$—	$2,218,160	$—	$(1,432)

Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2013	$—	$17,373	$—	$7,762

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

6. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period end September 30, 2013 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS*	UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS*	UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure
AQR Diversified Arbitrage Fund	$1,560,358	$58,706,081	$—	$—	$—	$—	$5,545
AQR Long-Short Equity Fund	2,313	95,956	—	19,472	262	—	—
AQR Managed Futures Strategy Fund	7,959,388	—	—	17,012,058	1,508,358	—	—
AQR Managed Futures Strategy HV Fund	73,199	—	—	143,492	11,193	—	—
AQR Risk Parity Fund	829,876	267,743	—	2,499,719	277,341		—
AQR Risk Parity II MV Fund	61,119	31,535	—	164,446	24,484	—	—
AQR Risk Parity II HV Fund	48,260	13,882	—	126,895	19,255	—	—
AQR Multi-Strategy Alternative Fund	6,258,678	7,234,700	—	3,515,990	24,816,856	—	1,432

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	672,168	—	—	1,777,541	—
AQR Long-Short Equity Fund	—	—	29,453	—	—	350	—
AQR Managed Futures Strategy Fund	—	—	140,463,726	—	—	159,433,364	—
AQR Managed Futures Strategy HV Fund	—	—	1,290,809	—	—	1,466,654	—
AQR Risk Parity Fund	—	—	3,364,152	—	—	6,790,175	—
AQR Risk Parity II MV Fund	—	—	10,950	—	—	282,193	—
AQR Risk Parity II HV Fund	—	—	13,058	—	—	205,021	—
AQR Multi-Strategy Alternative Fund	—	—	23,061,297	—	—	26,855,315	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	1,081,120	—	—	—
AQR Managed Futures Strategy Fund	5,846,917	2,215	—	25,785,601	619,487	—	—
AQR Managed Futures Strategy HV Fund	50,234	394	—	225,301	17,399	—	—
AQR Risk Parity Fund	4,872,370	12,137,552	—	—	18,392,442	—	—
AQR Risk Parity II MV Fund	661,763	—	—	—	753	—	—
AQR Risk Parity II HV Fund	339,436	138,533	—	—	—	—	—
AQR Multi-Strategy Alternative Fund	1,470,025	5,202,192	—	5,076,152	3,993,635	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	1,533,451	—	—	8,904,127	—	—
AQR Risk Parity Fund	—	15,026,651	—	—	3,567,357	—	—
AQR Multi-Strategy Alternative Fund	—	1,484,329	—	—	278,518	—	—

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS*	UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS*	UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Commodity Exposure:
AQR Managed Futures Strategy Fund	27,882,880	14,820,809	—	17,711,869	76,442,989	—	—
AQR Managed Futures Strategy HV Fund	222,357	203,253	—	154,681	907,213	—	—
AQR Risk Balanced Commodities Strategy Fund	121,170	2,083,163	—	331,950	2,839,912	—	—
AQR Risk Parity Fund	4,406,240	538,914	—	5,138,775	4,392,970	—	—
AQR Risk Parity II MV Fund	270,139	239,706	—	404,416	450,745	—	—
AQR Risk Parity II HV Fund	188,028	197,775	—	188,771	354,516	—	—
AQR Multi-Strategy Alternative Fund	3,909,101	758,233	—	3,147,520	1,933,094	—	—

Netting:
AQR Diversified Arbitrage Fund	(1,081,120)	(8,904,127)	(672,168)	(1,081,120)	(8,904,127)	(672,168)	—
AQR Long-Short Equity Fund	(2,313)	(262)	(350)	(2,313)	(262)	(350)	—
AQR Managed Futures Strategy Fund	(41,689,185)	(14,823,024)	(140,463,726)	(41,689,185)	(14,823,024)	(140,463,726)	—
AQR Managed Futures Strategy HV Fund	(345,790)	(203,647)	(1,290,809)	(345,790)	(203,647)	(1,290,809)	—
AQR Risk Balanced Commodities Strategy Fund	(121,170)	(2,083,163)	—	(121,170)	(2,083,163)	—	—
AQR Risk Parity Fund	(7,638,494)	(26,630,110)	(3,364,152)	(7,638,494)	(26,630,110)	(3,364,152)	—
AQR Risk Parity II MV Fund	(568,862)	(271,241)	(10,950)	(568,862)	(271,241)	(10,950)	—
AQR Risk Parity II HV Fund	(315,666)	(350,190)	(13,058)	(315,666)	(350,190)	(13,058)	—
AQR Multi-Strategy Alternative Fund	(11,637,804)	(14,679,454)	(23,061,297)	(11,637,804)	(14,679,454)	(23,061,297)	—

Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	479,238	51,335,405	—	—	—	1,105,373	5,545
AQR Long-Short Equity Fund	—	95,694	29,103	17,159	—	—	—
AQR Managed Futures Strategy Fund	—	—	—	18,820,343	63,747,810	18,969,638	—
AQR Managed Futures Strategy HV Fund	—	—	—	177,684	732,158	175,845	—
AQR Risk Balanced Commodities Strategy Fund	—	—	—	210,780	756,749	—	—
AQR Risk Parity Fund	2,469,992	1,340,750	—	—	—	3,426,023	—
AQR Risk Parity II MV Fund	424,159	—	—	—	204,741	271,243	—
AQR Risk Parity II HV Fund	260,058	—	—	—	23,581	191,963	—
AQR Multi-Strategy Alternative Fund	—	—	—	101,858	16,342,649	3,794,018	1,432

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

For the period ended September 30, 2013, the quarterly average values of the derivatives held by the Funds were as follows:

	AQR DIVERSIFIED ARBITRAGE FUND	AQR MANAGED FUTURES STRATEGY FUND	AQR MANAGED FUTURES STRATEGY HV FUND	AQR RISK BALANCED COMMODITIES STRATEGY FUND	AQR RISK PARITY FUND	AQR RISK PARITY II MV	AQR RISK PARITY II HV	AQR MULTI- STRATEGY ALTERNATIVE FUND	AQR LONG- SHORT EQUITY FUND
Futures Contracts *
Average Notional Balance Long	$—	$8,636,056,513	$105,649,651	$38,601,742	$1,137,515,395	$102,651,361	$71,090,986	$1,669,208,699	$2,749,837
Average Notional Balance Short	517,147,679	5,362,243,563	41,957,265	18,390,387	150,567,766	9,430,051	7,461,292	1,830,793,320	116,846

Forward Foreign Currency Exchange Contracts *
Average Value Purchased	26,436,692	5,766,817,709	88,568,131	—	446,709,649	6,641,294	6,158,544	1,099,525,481	1,212,876
Average Value Sold	141,698,261	5,244,297,419	77,069,047	—	534,021,475	19,410,372	17,492,741	1,166,810,365	9,975

Exchange-Traded Options *
Average Value of Contracts Written	1,381,179	—	—	—	—	—	—	333,927	—

Credit Default Swaps *
Average Notional Balance - Buy Protection	250,830,167	—	—	—	639,285,117	—	—	27,030,750	—
Average Notional Balance - Sell Protection	843,028,875	—	—	—	803,203,612	—	—	51,234,125	—

Total Return Swaps*
Average Notional Balance - Long	—	1,087,113,191	19,601,071	109,394,714	398,245,361	13,754,863	25,140,990	328,077,178	88,943
Average Notional Balance - Short	—	1,083,266,309	21,565,236	47,951,588	8,215,680	3,561,366	4,078,941	255,312,033	—

Interest Rate-Related Swaps *
Average Notional Balance	—	—	—	—	1,248,568,948	—	—	—	—

Total Return Basket Swaps *
Average Notional of Underlying Positions - Long	1,433,063,143	—	—	—	—	—	—	1,211,265,489	10,768,609
Average Notional of Underlying Positions - Short	904,077,053	—	—	—	—	—	—	947,630,896	9,842,165

*	Values as of each quarter end are used to calculate the average represented.

The Funds’ derivative contracts held at September 30, 2013, are not accounted for as hedging instruments under GAAP.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

7. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowing.

There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limits access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be the Funs best interest to do so.

The counterparties to the Funds securities sold short, currency forward, futures, option and swap contracts and reverse repurchase agreements include affiliates of the Funds clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

Notes to Schedule of Investments	September 30, 2013 (Unaudited)

As of September 30, 2013, the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund pledged a substantial portion of its assets for securities sold short to JPMorgan Chase Bank, N.A.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
November 27, 2013

By: /s/ John Howard
John Howard
Principal Financial Officer
November 27, 2013